United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-5950

(Investment Company Act File Number)

Money Market Obligations Trust
_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, Pennsylvania 15237-7000
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  7/31/07

Date of Reporting Period:  Quarter ended 4/30/07

Item 1.                      Schedule of Investments

Automated Cash Management Trust

Portfolio of Investments

April 30, 2007 (unaudited)

Principal Amount or Shares	Value

		ASSET-BACKED SECURITIES-4.2%
		Finance - Automotive-0.4%
$11,599,287	[1]	CAL Securitization Trust 2006-1, Class A1, 5.400%, 12/17/2007	$11,599,287
1,744,421		Capital Auto Receivables Asset Trust 2006-2, Class A1, 5.340%, 12/17/2007	1,744,421
80,776	[1,2]	Capital Auto Receivables Asset Trust 2006-SN1, Class A1A, 5.439%, 9/20/2007	80,776
1,696,718		Nissan Auto Lease Trust 2006-A, Class A1, 5.347%, 12/14/2007	1,696,718
		TOTAL	15,121,202
		Finance - Equipment-0.3%
8,079,352		CNH Equipment Trust 2006-B, Class A1, 5.393%, 10/5/2007	8,079,352
2,090,640		GE Equipment Midticket LLC (Series 2006-1), Class A1, 5.301%, 12/15/2007	2,090,640
		TOTAL	10,169,992
		Finance - Retail-3.5%
38,000,000	[1,2]	Arkle Master Issuer PLC 2006-1, Class 1A, 5.300%, 11/19/2007	38,000,000
22,000,000	[1,2]	Holmes Master Issuer PLC 2006-1, Class 1A, 5.300%, 10/15/2007	22,000,000
43,500,000		Holmes Master Issuer PLC 2007-1, Class 1A1, 5.300%, 3/15/2008	43,500,000
13,000,000		Permanent Master Issuer PLC 2007-1, Class A, 5.300%, 1/15/2008	13,000,000
		TOTAL	116,500,000
		TOTAL ASSET-BACKED SECURITIES	141,791,194
		BANK NOTES-0.7%
		Banking-0.7%
25,000,000		Bank of America N.A., 5.305%, 5/9/2007	25,000,000
		CERTIFICATES OF DEPOSIT-5.8%
		Banking-5.8%
40,000,000		Barclays Bank PLC, 5.320% - 5.380%, 6/13/2007 - 2/15/2008	40,000,000
20,000,000		Citizens Bank of Pennsylvania, 5.320%, 5/29/2007	20,000,000
60,000,000		Credit Suisse, Zurich, 5.290% - 5.365%, 10/16/2007 - 4/17/2008	59,999,536
25,000,000		Mizuho Corporate Bank Ltd., 5.320%, 5/14/2007	25,000,000
15,000,000		Societe Generale, Paris, 5.350%, 10/9/2007	14,989,520
33,000,000		Toronto Dominion Bank, 5.420% - 5.522%, 6/18/2007 - 8/3/2007	33,004,194
		TOTAL CERTIFICATES OF DEPOSIT	192,993,250
		COLLATERALIZED LOAN AGREEMENTS-11.4%
		Banking-4.0%
35,000,000		Deutsche Bank Securities, Inc., 5.350% - 5.355%, 5/2/2007 - 5/18/2007	35,000,000
100,000,000		Fortis Bank SA/NV, 5.363%, 5/1/2007	100,000,000
		TOTAL	135,000,000
		Brokerage-7.5%
150,000,000		Citigroup Global Markets, Inc., 5.413%, 5/1/2007	150,000,000
99,000,000		Goldman Sachs & Co., 5.250% - 5.413%, 5/1/2007	99,000,000
		TOTAL	249,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	384,000,000
		COMMERCIAL PAPER -31.2%[3]
		Banking-6.1%
15,000,000		Citigroup Funding, Inc., 5.327%, 8/28/2007	14,740,679
85,000,000	[1,2]	Fountain Square Commercial Funding Corp., 5.296% - 5.317%, 5/4/2007 - 7/10/2007	84,481,931
16,000,000	[1,2]	KBC Financial Products International Ltd., (KBC Bank N.V., GTD), 5.340%, 5/14/2007	15,969,956
17,945,000		Los Angeles County, CA Metropolitan Transportation Authority, (Bank of America N.A. LOC), 5.227%, 5/16/2007	17,945,000
75,000,000	[1,2]	Picaros Funding LLC, (KBC Bank N.V., GTD), 5.299% - 5.337%, 5/15/2007 - 10/5/2007	74,354,983
		TOTAL	207,492,549
		Finance - Automotive-3.4%
95,000,000		FCAR Auto Loan Trust, (A1+/P1 Series), 5.320% - 5.349%, 5/23/2007 - 8/28/2007	94,091,360
20,700,000		FCAR Auto Loan Trust, (A1/P1 Series), 5.321% - 5.359%, 8/10/2007 - 9/21/2007	20,362,815
		TOTAL	114,454,175
		Finance - Commercial-1.2%
15,000,000		CIT Group, Inc., 5.340%, 7/16/2007	14,835,333
5,000,000	[1,2]	Versailles CDS LLC, 5.311%, 6/19/2007	4,964,339
20,000,000	[1,2,4]	Versailles CDS LLC, 5.316%, 12/31/2007	19,979,428
		TOTAL	39,779,100
		Finance - Retail-7.1%
40,000,000	[1,2]	Amsterdam Funding Corp., 5.303%, 6/6/2007	39,789,200
45,000,000	[1,2]	Paradigm Funding LLC, 5.302% - 5.353%, 5/10/2007 - 8/13/2007	44,597,322
105,000,000	[1,2]	Sheffield Receivables Corp., 5.302% - 5.309%, 5/1/2007 - 5/16/2007	104,833,233
50,000,000	[1,2]	Yorktown Capital LLC, 5.296% - 5.307%, 5/4/2007 - 6/1/2007	49,875,806
		TOTAL	239,095,561
		Finance - Securities-13.4%
50,000,000	[1,2,4]	Georgetown Funding Co. LLC, 5.306% - 5.313%, 5/25/2007 - 6/9/2007	49,842,236
52,500,000	[1,2]	Grampian Funding LLC, 5.348% - 5.349%, 7/20/2007 - 8/3/2007	51,829,936
45,000,000	[1,2]	KLIO Funding Ltd., 5.315% - 5.320%, 5/24/2007 - 7/24/2007	44,626,283
160,000,000	[1,2]	KLIO II Funding Ltd., 5.318% - 5.321%, 5/14/2007 - 7/24/2007	158,456,217
55,000,000	[1,2]	Perry Global Funding LLC (Series A), 5.305% - 5.329%, 6/19/2007 - 8/22/2007	54,376,424
50,000,000	[1,2]	Scaldis Capital LLC, 5.307% - 5.309%, 5/15/2007 - 5/18/2007	49,887,194
18,000,000	[1,2]	Sigma Finance, Inc., (Sigma Finance Corp., GTD), 5.319% - 5.328%, 7/10/2007 - 7/11/2007	17,817,391
25,000,000	[1,2]	Three Rivers Funding Corp., 5.308%, 6/13/2007	24,842,931
		TOTAL	451,678,612
		TOTAL COMMERCIAL PAPER	1,052,499,997
		CORPORATE BONDS-0.1%
		Finance - Retail-0.1%
5,000,000		SLM Corp., 5.435%, 1/25/2008	5,003,213
		CORPORATE NOTES-5.4%
		Banking-3.2%
20,000,000		Barclays Bank PLC, 5.350%, 4/23/2008 – 5/9/2008	20,000,000
25,000,000		Credit Suisse, Zurich, 5.420%, 2/15/2008	25,000,000
23,000,000		Societe Generale, Paris, 5.360% - 5.400%, 2/13/2008 - 4/2/2008	23,000,000
17,000,000		Toronto Dominion Bank, 5.420%, 12/12/2007	17,000,000
23,000,000		UBS AG, 5.400% - 5.450%, 11/28/2007 – 12/28/2007	23,000,000
		TOTAL	108,000,000
		Brokerage-1.2%
40,000,000		Goldman Sachs Group, Inc., 5.340% - 5.433%, 1/16/2008 - 3/5/2008	40,000,000
		Finance - Securities-1.0%
34,000,000	[1,2]	Sigma Finance, Inc., (Sigma Finance Corp., GTD), 5.315% - 5.400%, 10/12/2007 - 4/21/2008	33,999,798
		TOTAL CORPORATE NOTES	181,999,798
		LOAN PARTICIPATION-0.7%
		Chemicals-0.7%
25,000,000		DuPont Teijin Films U.K. Ltd., (Du Pont (E.I.) de Nemours & Co., GTD), 5.320%, 5/29/2007	25,000,000
		NOTES – VARIABLE -34.2%[5]
		Banking-15.7%
4,580,000		AGE, Inc., (Series 2000), (Regions Bank, Alabama LOC), 5.370%, 5/3/2007	4,580,000
400,000		Alabama Paper Products LLC, (Series 2003), (Regions Bank, Alabama LOC), 5.370%, 5/3/2007	400,000
4,120,000		American Concrete Pumping LLC, (Series 2004), (Regions Bank, Alabama LOC), 5.370%, 5/3/2007	4,120,000
4,100,000		Arkansas Development Finance Authority, (Series 1999A), (BNP Paribas SA LOC), 5.370%, 5/3/2007	4,100,000
2,000,000		Arkansas Development Finance Authority, (Series 1999B), (BNP Paribas SA LOC), 5.370%, 5/3/2007	2,000,000
1,000,000		Arkansas Development Finance Authority, (Series 1999C), (BNP Paribas SA LOC), 5.370%, 5/3/2007	1,000,000
1,000,000		Arkansas Development Finance Authority, (Series 1999D), (BNP Paribas SA LOC), 5.370%, 5/3/2007	1,000,000
1,225,000		Arkansas Development Finance Authority, (Series 2000A), (BNP Paribas SA LOC), 5.370%, 5/3/2007	1,225,000
2,050,000		Arkansas Development Finance Authority, (Series 2000B), (Wachovia Bank N.A. LOC), 5.370%, 5/3/2007	2,050,000
60,000,000	[1,2]	Australia & New Zealand Banking Group, Melbourne, 5.318%, 7/5/2007	60,000,000
40,000,000	[1,2]	BNP Paribas SA, 5.310%, 5/29/2007	40,000,000
13,000,000		Bank of America N.A., 5.363%, 5/1/2007	13,000,000
4,835,000		CNOS Building LLC, (U.S. Bank, N.A. LOC), 5.350%, 5/2/2007	4,835,000
514,000		Capital One Funding Corp., (Series 1999-B), (JPMorgan Chase Bank, N.A. LOC), 5.330%, 5/3/2007	514,000
15,000,000		Comerica Bank, 5.340%, 5/1/2007	15,000,365
35,000,000	[1,2]	Credit Agricole S.A., 5.320% - 5.325%, 5/23/2007 - 7/23/2007	35,000,000
40,000,000		Credit Suisse, Zurich, 5.320% - 5.330%, 5/29/2007 - 6/12/2007	40,000,000
30,000,000	[1,2]	DePfa Bank PLC, 5.395%, 6/15/2007	30,000,000
7,450,000		E & J Investments LLC, Bradner Village Health Care, (Series 1999), (LaSalle Bank, N.A. LOC), 5.420%, 5/3/2007	7,450,000
7,355,000		Elsinore Properties LP, (Series 1998), (Fifth Third Bank, Cincinnati LOC), 5.370%, 5/3/2007	7,355,000
2,000,000		FIU Athletics Finance Corp., (Series 2007-B), (Regions Bank, Alabama LOC), 5.360%, 5/3/2007	2,000,000
5,485,000		Grand Chute, WI, (U.S. Bank, N.A. LOC), 5.350%, 5/2/2007	5,485,000
39,000,000	[1,2]	HBOS Treasury Services PLC, 5.310% - 5.430%, 5/9/2007 – 5/21/2007	39,000,000
11,100,000		HBOS Treasury Services PLC, 5.390%, 5/1/2007	11,101,493
1,455,000		HYCO Alabama LLC, (Series 2000), (Regions Bank, Alabama LOC), 5.405%, 5/3/2007	1,455,000
7,235,000		Infirmary Health Systems, Inc., (Regions Bank, Alabama LOC), 5.320%, 5/3/2007	7,235,000
10,500,000		J.P. Morgan Chase & Co., 5.290%, 5/2/2007	10,500,000
1,600,000		K-O-I Warehouse, Inc.; Hamlet Auto Parts, Inc.; Kentucky Motor Services, Inc.; Mad River Auto Parts, Inc.; Ezzel Parts Exchange, Inc., (Series 1998), (U.S. Bank, N.A. LOC), 5.350%, 5/3/2007	1,600,000
6,000,000		Kansas City, MO IDA, West Edge Project, (Series 2006), (Marshall & Ilsley Bank, Milwaukee LOC), 5.350%, 5/2/2007	6,000,000
5,000,000	[1,2]	Los Angeles, CA, MERLOTS (Series 2000 A) (H&H Theatre), (Wachovia Bank N.A. LOC), 5.320%, 5/2/2007	5,000,000
5,000,000		Louisiana Agricultural Finance Authority, Lacassive Syrup Mill, (Series 2004), (Regions Bank, Alabama LOC), 5.360%, 5/3/2007	5,000,000
37,000,000		Marshall & Ilsley Bank, Milwaukee, 5.290%, 5/25/2007	37,000,000
4,000,000		Mississippi Business Finance Corp., Howard Industries, Inc., (Series 1999), (Regions Bank, Alabama LOC), 5.405%, 5/3/2007	4,000,000
18,500,000		Mitchell County, GA Development Authority, First United Ethanol, LLC (Series 2006), (Wachovia Bank N.A. LOC), 5.320%, 5/3/2007	18,500,000
3,600,000		National City Bank, 5.380%, 5/2/2007	3,602,664
2,800,000		Precision Packaging LLC, (Series 1997), (Compass Bank, Birmingham LOC), 5.400%, 5/3/2007	2,800,000
1,300,000		Racetrac Capital LLC, (Series 2000), (Regions Bank, Alabama LOC), 5.340%, 5/3/2007	1,300,000
6,910,000		Rollins College, (Series 1998), (SunTrust Bank LOC), 5.350%, 5/2/2007	6,910,000
2,791,000		Sandridge Food Corp., (National City Bank LOC), 5.380%, 5/3/2007	2,791,000
3,500,000		South Pittsburg, TN IDB, Lodge Manufacturing Co. Project, (Series 1999), (SunTrust Bank LOC), 5.350%, 5/2/2007	3,500,000
25,000,000	[1,2]	Svenska Handelsbanken, Stockholm, 5.290%, 5/14/2007	25,000,000
10,000,000	[1,2]	Union Hamilton Special Purpose Funding LLC, (Series 2005-2) Tranche #1, (Wachovia Corp., GTD), 5.350%, 6/21/2007	10,000,000
20,000,000		Wells Fargo & Co., 5.380%, 5/2/2007	20,000,000
20,000,000	[1,2]	Westpac Banking Corp. Ltd., Sydney, 5.310%, 5/16/2007	20,000,000
3,400,000		White Hydraulics, Inc., (Series 1999), (Regions Bank, Alabama LOC), 5.400%, 5/3/2007	3,400,000
		TOTAL	526,809,522
		Brokerage-8.3%
29,500,000	[1,2]	Goldman Sachs Group, Inc., 5.370%, 5/15/2007	29,501,421
44,000,000	[1,2]	Merrill Lynch & Co., Inc., 5.300% - 5.570%, 5/11/2007 - 5/18/2007	44,000,000
41,000,000		Merrill Lynch & Co., Inc., 5.300% - 5.400%, 5/4/2007 – 5/29/2007	41,000,000
151,000,000		Morgan Stanley, 5.320% - 5.420%, 5/1/2007 – 5/29/2007	151,000,000
15,000,000	[1]	PYXIS Master Trust, Class 2007-6, (Merrill Lynch & Co., Inc., GTD), 5.366%, 6/6/2007	15,000,000
		TOTAL	280,501,421
		Electrical Equipment-0.5%
17,300,239		Northwest Airlines, Inc., (General Electric Co., GTD), 5.340%, 5/7/2007	17,300,240
		Finance - Commercial-1.0%
32,400,000	[1,2]	General Electric Capital Corp., 5.445%, 5/9/2007 - 5/17/2007	32,400,000
		Finance - Retail-2.4%
40,000,000	[1,2]	Compass Securitization LLC, 5.275%, 5/10/2007 – 5/18/2007	39,997,388
40,900,000		SLM Corp., 5.320% - 5.575%, 5/14/2007 – 7/25/2007	40,912,039
		TOTAL	80,909,427
		Finance - Securities-3.1%
73,000,000	[1,2]	K2 (USA) LLC, (K2 Corp., GTD), 5.310% - 5.320%, 5/1/2007 - 7/27/2007	72,992,177
31,000,000	[1,2]	Sigma Finance, Inc., (Sigma Finance Corp., GTD), 5.320% - 5.325%, 5/1/2007	30,998,633
		TOTAL	103,990,810
		Government Agency-0.4%
480,000		Alabama HFA MFH, Turtle Lake Project (Series 2000-B), (FNMA LOC), 5.355%, 5/3/2007	480,000
7,000,000		Direct One Funding Corp., (FNMA LOC), 5.320%, 5/3/2007	7,000,000
3,445,000		Kentucky EDFA, Henderson County Health Care Corp., (FHLB of Cincinnati LOC), 5.420%, 5/3/2007	3,445,000
3,900,000		Louisiana PFA, Emberwood Apt. Complex, (Series 2003B), (FNMA LOC), 5.360%, 5/3/2007	3,900,000
		TOTAL	14,825,000
		Insurance-2.8%
10,000,000		Genworth Life Insurance Co., 5.450%, 5/9/2007	10,000,000
5,000,000		Hartford Life Global Funding Trust, 5.320%, 5/15/2007	5,000,000
25,000,000	[1,2]	MBIA Global Funding LLC, 5.330%, 5/30/2007	25,005,429
55,000,000		Monumental Life Insurance Co., 5.439% - 5.500%, 5/1/2007 – 5/29/2007	55,000,000
		TOTAL	95,005,429
		TOTAL NOTES - VARIABLE	1,151,741,849
		MUTUAL FUND-0.3%
		Asset Management-0.3%
10,000,000		AIM Short-Term Investments Co. Liquid Assets Portfolio	10,000,000
		TIME DEPOSIT-1.7%[4]
		Banking-1.7%
$55,000,000		Toronto Dominion Bank, 5.313%, 5/1/2007	55,000,000
		REPURCHASE AGREEMENTS—3.9%
105,883,000		Interest in $4,600,000,000 joint repurchase agreement 5.240%, dated 4/30/2007 under which Barclays Capital, Inc., will repurchase U.S. Government Agency securities with various maturities to 3/20/2017 for $4,600,669,556 on 5/1/2007. The market value of the underlying securities at the end of the period was $4,692,683,598.	105,883,000
10,000,000		Interest in $193,000,000 joint repurchase agreement 4.970%, dated 4/30/2007 under which J.P. Morgan Securities, Inc., will repurchase U.S. Government Agency securities with various maturities to 10/29/2007 for $193,026,645 on 5/1/2007. The market value of the underlying securities at the end of the period was $196,863,435.	10,000,000
15,000,000		Interest in $100,000,000 joint repurchase agreement 5.070%, dated 4/30/2007 under which UBS Securities LLC, will repurchase U.S. Government Agency securities with various maturities to 4/1/2020 for $100,014,083 on 5/1/2007. The market value of the underlying securities at the end of the period was $102,001,738.	15,000,000
		TOTAL REPURCHASE AGREEMENTS	130,883,000
		TOTAL INVESTMENTS—99.6% (AT AMORTIZED COST)[6]	3,355,912,301
		OTHER ASSETS AND LIABILITIES – NET – 0.4%	12,483,404
		TOTAL NET ASSETS – 100%	$3,368,395,705

1
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2007, these restricted securities amounted to $1,550,099,719, which represented 46.0% of total net assets.

2
Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At April 30, 2007, these liquid restricted securities amounted to $1,523,500,432, which represented 45.2% of total net assets.

3	Discount rate at time of purchase for discount issues, or the coupon for interest bearing issues.
4	Reflects potential extension period.
5	Floating rate notes with current rate and next reset date shown.
6	Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2007.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.

Restricted Securities
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, held at April 30, 2007, is as follows:

Security	Acquistion Date	Acquistion Cost
CAL Securitization Trust 2006-1, Class A1, 5.400%, 12/17/2007	12/14/2006	$11,599,287
PYXIS Master Trust, Class 2007-6, (Merrill Lynch & Co., Inc., GTD), 5.366%, 6/6/2007	3/6/2007	$15,000,000

The following acronyms are used throughout this portfolio:

EDFA	--Economic Development Financing Authority
FHLB	--Federal Home Loan Bank
FNMA	--Federal National Mortgage Association
GTD	--Guaranteed
HFA	--Housing Finance Authority
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
LOC	--Letter of Credit
MERLOTS	--Municipal Exempt Receipts – Liquidity Optional Tender Series
MFH	--Multifamily Housing
PFA	--Public Facility Authority

Automated Government Money Trust

Portfolio of Investments

April 30, 2007 (unaudited)

Principal Amount	Value

		REPURCHASE AGREEMENTS--100.1%
$79,820,000		Interest in $1,499,000,000 joint repurchase agreement 5.12%, dated 4/30/2007 under which BNP Paribas Securities Corp. will repurchase U.S. Treasury securities with various maturities to 1/15/2026 for $1,499,213,191 on 5/1/2007. The market value of the underlying securities at the end of the period was $1,529,197,992.	$79,820,000
4,000,000		Interest in $100,000,000 joint repurchase agreement 5.02%, dated 4/30/2007 under which Deutsche Bank Securities, Inc. will repurchase U.S. Treasury securities with various maturities to 2/15/2015 for $100,013,944 on 5/1/2007. The market value of the underlying securities at the end of the period was $102,014,709.	4,000,000
88,000,000		Interest in $750,000,000 joint repurchase agreement 5.13%, dated 4/30/2007 under which Fortis Securities LLC will repurchase U.S. Treasury securities with various maturities to 4/15/2029 for $750,106,875 on 5/1/2007. The market value of the underlying securities at the end of the period was $765,109,323.	88,000,000
88,000,000		Interest in $1,775,000,000 joint repurchase agreement 5.12%, dated 4/30/2007 under which J.P. Morgan Securities, Inc. will repurchase U.S. Treasury securities with various maturities to 2/15/2037 for $1,775,252,444 on 5/1/2007. The market value of the underlying securities at the end of the period was $1,810,505,338.	88,000,000
88,000,000		Interest in $1,000,000,000 repurchase agreement 5.12%, dated 4/30/2007 under which Lehman Brothers, Inc. will repurchase U.S. Treasury securities with various maturities to 1/15/2025 for $1,000,142,222 on 5/1/2007. The market value of the underlying securities at the end of the period was $1,020,000,519.	88,000,000
88,000,000		Interest in $1,800,000,000 joint repurchase agreement 5.11%, dated 4/30/2007 under which Merrill Lynch Government Securities, Inc. will repurchase U.S. Treasury securities with various maturities to 4/15/2032 for $1,800,255,500 on 5/1/2007. The market value of the underlying securities at the end of the period was $1,836,004,532.	88,000,000
5,000,000	[1]	Interest in $150,000,000 joint repurchase agreement 5.21%, dated 9/20/2006 under which Morgan Stanley & Co., Inc. will repurchase U.S. Treasury securities with various maturities to 1/15/2017 for $157,901,833 on 9/19/2007. The market value of the underlying securities at the end of the period was $159,055,894.	5,000,000
4,000,000		Interest in $100,000,000 repurchase agreement 5.02%, dated 4/30/2007 under which UBS Securities LLC will repurchase U.S. Treasury securities with various maturities to 5/15/2009 for $100,013,944 on 5/1/2007. The market value of the underlying securities at the end of the period was $102,002,361.	4,000,000
20,000,000	[1]	Interest in $480,000,000 joint repurchase agreement 5.22%, dated 4/2/2007 under which UBS Securities LLC will repurchase U.S. Treasury securities with various maturities to 2/15/2019 for $482,088,000 on 5/3/2007. The market value of the underlying securities at the end of the period was $492,501,706.	20,000,000
18,000,000	[1]	Interest in $575,000,000 repurchase agreement 5.23%, dated 2/8/2007 under which UBS Securities LLC will repurchase U.S. Treasury securities with various maturities to 2/15/2037 for $584,272,354 on 5/31/2007. The market value of the underlying securities at the end of the period was $594,241,847.	18,000,000
5,000,000	[1]	Interest in $100,000,000 joint repurchase agreement 5.34%, dated 8/8/2006 under which UBS Securities LLC will repurchase U.S. Treasury securities with various maturities to 2/15/2019 for $105,399,333 on 8/7/2007. The market value of the underlying securities at the end of the period was $106,841,333.	5,000,000
		TOTAL INVESTMENTS—100.1% (AT AMORTIZED COST)[2]	487,820,000
		OTHER ASSETS AND LIABILITIES – NET (0.1)%	(598,608)
		TOTAL NET ASSETS – 100%	$487,221,392

1	Although the repurchase date is more than seven days after the date of purchase, the fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
2	Also represents cost for federal tax purposes.

Note: The category of investments is shown as a percentage of total net assets at April 30, 2007.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.

Federated Capital Reserves Fund

Portfolio of Investments

April 30, 2007 (unaudited)

Principal Amount			Value
		ASSET-BACKED SECURITIES—2.3%
		Finance – Automotive—0.4%
$23,198,574	[1]	CAL Securitization Trust 2006-1, Class A1, 5.400%, 12/17/2007	$23,198,574
6,105,472		Capital Auto Receivables Asset Trust 2006-2, Class A1, 5.340%, 12/17/2007	6,105,472
807,758	[1,2]	Capital Auto Receivables Asset Trust 2006-SN1, Class A1A, 5.439%, 9/20/2007	807,758
4,750,810		Nissan Auto Lease Trust 2006-A, Class A1, 5.347%, 12/14/2007	4,750,810
		TOTAL	34,862,614
		Finance – Equipment—0.2%
4,181,280		GE Equipment Midticket LLC Series 2006-1, Class A1, 5.301%, 12/15/2007	4,181,280
7,291,105	[1,2]	Great America Leasing Receivables 2006-1, Class A1, 5.403%, 11/15/2007	7,291,105
4,850,948	[1,2]	Marlin Leasing Receivables X LLC Series 2006-1, Class A1, 5.475%, 9/17/2007	4,850,948
		TOTAL	16,323,333
		Finance – Retail—1.7%
31,500,000	[1,2]	Arkle Master Issuer PLC 2006-1, Class 1A, 5.300%, 11/19/2007	31,500,000
25,000,000	[1,2]	Holmes Master Issuer PLC 2006-1, Class 1A, 5.300%, 10/15/2007	25,000,000
54,000,000		Holmes Master Issuer PLC 2007-1, Class 1A1, 5.300%, 3/15/2008	54,000,000
50,000,000		Permanent Master Issuer PLC 2007-1, Class A, 5.300%, 1/15/2008	50,000,000
		TOTAL	160,500,000
		TOTAL ASSET-BACKED SECURITIES	211,685,947
		BANK NOTES—0.8% Banking—0.8%
70,000,000		Bank of America N.A., 5.305%, 5/9/2007	70,000,000
		TOTAL BANK NOTES	70,000,000
		CERTIFICATES OF DEPOSIT—6.8% Banking—6.8%
169,300,000		Barclays Bank PLC, 5.310% - 5.420%, 5/24/2007 - 2/15/2008	169,300,000
50,000,000		Citizens Bank of Pennsylvania, 5.320%, 5/29/2007	50,000,000
120,000,000		Credit Suisse, Zurich, 5.290% - 5.320%, 10/16/2007 - 4/17/2008	119,999,073
46,000,000		DePfa Bank PLC, 5.320%, 7/12/2007	46,000,000
25,000,000		HBOS Treasury Services PLC, 5.284%, 5/15/2007	25,000,000
95,000,000		Huntington National Bank, Columbus, OH, 5.340% - 5.360%, 5/11/2007 - 6/19/2007	95,000,000
50,000,000		Mizuho Corporate Bank Ltd., 5.320%, 5/14/2007	50,000,000
65,000,000		Toronto Dominion Bank, 5.420% - 5.522%, 6/18/2007 - 8/3/2007	65,006,710
		TOTAL CERTIFICATES OF DEPOSIT	620,305,783
		COLLATERALIZED LOAN AGREEMENTS—18.2%
		Banking—7.7%
180,000,000		Barclays Capital, Inc., 5.478%, 5/1/2007	180,000,000
170,000,000		Credit Suisse First Boston LLC., 5.467%, 5/1/2007	170,000,000
350,000,000		HSBC Securities (USA), Inc., 5.488%, 5/1/2007	350,000,000
		TOTAL	700,000,000
		Brokerage—10.5%
385,000,000		Citigroup Global Markets, Inc., 5.437% - 5.488%, 5/1/2007	385,000,000
300,000,000		Goldman Sachs & Co., 5.488%, 5/1/2007	300,000,000
260,000,000		Morgan Stanley & Co., Inc., 5.488%, 5/1/2007	260,000,000
		TOTAL	945,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	1,645,000,000
		COMMERCIAL PAPER—27.0%[3]
		Aerospace / Auto—0.5%
40,500,000	[1,2]	Nissan Motor Acceptance Corp., (Nissan Motor Co., Ltd. Support Agreement), 5.344% - 5.366%, 5/1/2007 - 6/22/2007	40,313,962
2,000,000	[1,2]	Volkswagen of America, Inc., (Guaranteed by Volkswagen AG), 5.355%, 5/24/2007	1,993,189
		TOTAL	42,307,151
		Banking—3.5%
50,000,000		Citigroup Funding, Inc., 5.341%, 5/1/2007	50,000,000
71,487,000	[1,2]	Fountain Square Commercial Funding Corp., 5.307% - 5.316%, 6/29/2007 - 7/10/2007	70,836,626
44,000,000	[1,2]	KBC Financial Products International Ltd., (Guaranteed by KBC Bank N.V.), 5.340%, 5/14/2007	43,917,378
156,000,000	[1,2]	Picaros Funding LLC, (Guaranteed by KBC Bank N.V.), 5.299% - 5.337%, 5/15/2007 - 10/5/2007	154,647,382
		TOTAL	319,401,386
		Consumer Products—0.7%
62,100,000	[1,2]	Fortune Brands, Inc., 5.350% - 5.370%, 5/8/2007 - 6/15/2007	61,971,621
		Finance – Automotive—5.0%
91,650,000		DaimlerChrysler North America Holding Corp., 5.363% - 5.412%, 5/10/2007 - 7/11/2007	91,188,444
107,045,000		FCAR Auto Loan Trust, A1/P1 Series, 5.301% - 5.359%, 6/19/2007 - 9/20/2007	105,671,882
263,637,000		FCAR Auto Loan Trust, A1+/P1 Series, 5.303% - 5.353%, 5/16/2007 - 8/28/2007	261,559,058
		TOTAL	458,419,384
		Finance – Commercial—0.9%
80,000,000	[1,2]	Versailles CDS LLC, 5.311%, 6/19/2007	79,429,422
		Finance – Retail—5.9%
20,000,000	[1,2]	Amsterdam Funding Corp., 5.303%, 6/6/2007	19,894,600
64,000,000		Countrywide Financial Corp., 5.336%, 7/13/2007	63,316,720
169,000,000	[1,2]	Paradigm Funding LLC, 5.346% - 5.348%, 7/19/2007 - 8/9/2007	166,992,182
215,000,000	[1,2]	Sheffield Receivables Corp., 5.295% - 5.309%, 5/1/2007 - 6/8/2007	214,484,777
67,501,000	[1,2]	Yorktown Capital LLC, 5.305%, 5/17/2007	67,342,898
		TOTAL	532,031,177
		Finance – Securities—6.8%
75,000,000	[1,2]	Georgetown Funding Co. LLC, 5.306% - 5.313%, 5/25/2007 - 6/9/2007	74,790,806
115,000,000	[1,2]	Grampian Funding LLC, 5.348% - 5.349%, 7/20/2007 - 8/3/2007	113,572,315
80,942,000	[1,2]	KLIO Funding Ltd., 5.317% - 5.320%, 5/23/2007 - 7/10/2007	80,394,984
177,899,000	[1,2]	KLIO II Funding Ltd., 5.304% - 5.320%, 6/6/2007 - 7/25/2007	176,009,220
94,905,000	[1,2]	Scaldis Capital LLC, 5.300%, 6/13/2007	94,312,134
50,000,000	[1,2]	Sigma Finance, Inc., (Guaranteed by Sigma Finance Corp.), 5.328% - 5.417%, 5/21/2007 - 7/11/2007	49,671,813
25,000,000	[1,2]	Three Rivers Funding Corp., 5.308%, 6/13/2007	24,842,931
		TOTAL	613,594,203
		Food & Beverage—0.8%
78,300,000	[1,2]	H.J. Heinz Finance Co., (H.J. Heinz Co. LOC), 5.351% - 5.366%, 5/10/2007 - 5/24/2007	78,086,847
		Metal—0.9%
82,000,000		Alcoa, Inc., 5.326% - 5.340%, 6/18/2007 - 7/23/2007	81,237,837
		Oil & Oil Finance—0.4%
33,000,000	[1,2]	ConocoPhillips Qatar Funding Ltd., (Guaranteed by ConocoPhillips Co.), 5.370% - 5.371%, 5/1/2007 - 7/12/2007	32,819,285
		Publishing and Printing—1.0%
91,500,000	[1,2]	Gannett Co., Inc., 5.345% - 5.361%, 5/10/2007 - 5/25/2007	91,269,928
		Retail—0.6%
54,100,000	[1,2]	Safeway, Inc., 5.383% - 5.411%, 5/1/2007 - 5/25/2007	54,016,780
		TOTAL COMMERCIAL PAPER	2,444,585,021
		CORPORATE NOTES—5.5%
		Banking—2.8%
50,000,000		Barclays Bank PLC, 5.350%, 4/23/2008 – 5/9/2008	50,000,000
23,000,000		Deutsche Bank AG, 5.350%, 4/14/2008	23,000,000
86,000,000		Societe Generale, Paris, 5.360% - 5.400%, 2/13/2008 - 4/2/2008	86,000,000
47,000,000		Toronto Dominion Bank, 5.420%, 12/12/2007	47,000,000
45,000,000		UBS AG, 5.400%, 11/28/2007	45,000,000
		TOTAL	251,000,000
		Brokerage—1.2%
110,000,000		Goldman Sachs Group, Inc., 5.390% - 5.433%, 12/18/2007 – 1/16/2008	110,000,000
		Finance – Securities—1.5%
50,000,000	[1,2]	K2 (USA) LLC, (Guaranteed by K2 Corp.), 5.420%, 9/17/2007	50,000,000
88,500,000	[1,2]	Sigma Finance, Inc., (Guaranteed by Sigma Finance Corp.), 5.355% - 5.400%, 10/18/2007 - 4/21/2008	88,500,000
		TOTAL	138,500,000
		TOTAL CORPORATE NOTES	499,500,000
		LOAN PARTICIPATION—3.2%
		Finance-Retail—1.3%
119,000,000		Countrywide Home Loan, Inc., 5.330%, 5/24/2007 - 5/29/2007	119,000,000
		Miscellaneous—1.9%
175,000,000		Cargill, Inc., 5.310%, 5/14/2007	175,000,000
		TOTAL LOAN PARTICIPATION	294,000,000
		NOTES – VARIABLE—29.3%[4]
		Banking—15.6%
250,000,000	[1,2]	Australia & New Zealand Banking Group, Melbourne, 5.318% - 5.320%, 5/23/07 - 7/5/2007	250,000,000
40,000,000	[1,2]	Bank of Ireland, 5.300%, 5/21/2007	40,000,000
195,000,000	[1,2]	BNP Paribas SA, 5.310% - 5.330%, 5/21/2007 - 5/29/2007	195,000,000
3,270,000		Brevard County, FL IDRB, Designer Choice Cabinetry, (Regions Bank, Alabama LOC), 5.390%, 5/3/2007	3,270,000
6,245,000		Capital Markets Access Co. LC, ECO Stonecrest, LLC. Series 2006, (SunTrust Banks, Inc. LOC), 5.370%, 5/2/2007	6,245,000
4,400,000		Capital Markets Access Co. LC, Series 2005 E, (Regions Bank, Alabama LOC), 5.390% 05/3/2007	4,400,000
20,000,000		Comerica Bank, 5.340%, 5/1/2007	20,000,487
100,000,000	[1,2]	Commonwealth Bank of Australia, Sydney, 5.320%, 5/24/2007	100,000,000
205,000,000	[1,2]	Credit Agricole S.A., 5.320% - 5.325%, 5/23/2007 – 7/23/2007	205,000,000
79,000,000		Credit Suisse, Zurich, 5.320% - 5.330%, 5/29/2007 - 6/12/2007	79,000,000
5,000,000		East Montgomery Health Facilities Development, Inc., Series 2006 - A, (First Commercial Bank, Birmingham, AL LOC), 5.370%, 5/3/2007	5,000,000
2,350,000		Flintrock Farms, Series 2006, (Fulton Bank LOC), 5.470%, 5/3/2007	2,350,000
1,700,000		Grossman Realty LLC, Series 5, (Regions Bank, Alabama LOC), 5.370%, 5/3/2007	1,700,000
1,750,000		Hamilton Farm Bureau Cooperative, Inc., (Series 1999), (Huntington National Bank, Columbus, OH LOC), 5.390%, 5/3/2007	1,750,000
62,000,000	[1,2]	HBOS Treasury Services PLC, 5.310%, 5/9/2007	62,000,000
4,595,000		M & C Holdings LLC, (RBC Centura Bank LOC), 5.370%, 5/3/2007	4,595,000
25,000,000		Mercantile Safe Deposit & Trust Co., Baltimore, 5.280%, 5/11/2007	24,999,172
3,015,000		Mesa Properties LLC, Series 2002, (RBC Centura Bank LOC), 5.370%, 5/3/2007	3,015,000
73,000,000	[1,2]	National Australia Bank Ltd., Melbourne, 5.310%, 5/7/2007	73,000,000
2,845,000		Oceana County Freezer Storage, Inc., Series 1999, (Huntington National Bank, Columbus, OH LOC), 5.390%, 5/3/2007	2,845,000
4,630,000		Roby Co. Ltd. Partnership, (Huntington National Bank, Columbus, OH LOC), 5.455%, 5/3/2007	4,630,000
135,000,000	[1,2]	Royal Bank of Canada, Montreal, 5.310%, 5/1/2007	135,000,000
50,000,000	[1,2]	Societe Generale, Paris, 5.310%, 5/2/2007	50,000,000
2,590,000		Tipton, IN, Tipton County Memorial Hospital Project, Series 2006B, (Fifth Third Bank, Cincinnati LOC), 5.370%, 5/3/2007	2,590,000
35,000,000	[1,2]	Union Hamilton Special Purpose Funding LLC, Series 2005-1 Tranche #1, (Guaranteed by Wachovia Corp.), 5.350%, 6/28/2007	35,000,000
250,000		Wells Fargo & Co., 5.380%, 5/2/2007	250,000
100,000,000	[1,2]	Westpac Banking Corp. Ltd., Sydney, 5.310%, 5/16/2007	100,000,000
3,770,000		Yonkers, NY IDA, Salgra Realty, LLC Series 2006, (Commerce Bank N.A., Cherry Hill, NJ LOC), 5.420%, 5/3/2007	3,770,000
		TOTAL	1,415,409,659
		Brokerage—6.1%
5,000,000	[1,2]	Goldman Sachs Group, Inc., 5.370%, 5/15/2007	5,000,000
329,000,000	[1,2]	Merrill Lynch & Co., Inc., 5.300% - 5.330%, 5/15/2007 – 5/29/2007	329,000,000
180,450,000		Morgan Stanley, 5.320% - 5.420%, 5/1/2007	180,450,000
40,000,000	[1]	PYXIS Master Trust, Class 2007-6, (Guaranteed by Merrill Lynch & Co., Inc.), 5.366%, 6/6/2007	40,000,000
		TOTAL	554,450,000
		Finance – Retail—3.1%
135,000,000	[1,2]	Compass Securitization LLC, 5.275%, 5/7/2007 – 5/18/2007	134,990,461
141,000,000	[1,2]	SLM Corp., 5.320%, 5/14/2007	141,000,000
		TOTAL	275,990,461
		Finance – Securities—3.0%
170,000,000	[1,2]	K2 (USA) LLC, (Guaranteed by K2 Corp.), 5.315% - 5.320%, 5/1/2007 – 7/23/2007	169,986,514
105,000,000	[1,2]	Sigma Finance, Inc., (Guaranteed by Sigma Finance Corp.), 5.320% - 5.410%, 5/1/2007	105,001,010
		TOTAL	274,987,524
		Insurance—1.5%
31,000,000		Genworth Life Insurance Co., 5.450%, 5/9/2007 – 6/1/2007	31,000,000
23,600,000		Hartford Life Global Funding Trust, 5.320%, 5/15/2007	23,600,000
40,000,000		MetLife Insurance Co. of Connecticut, 5.428% - 5.440%, 6/2/2007 – 6/28/2007	40,000,000
7,000,000		Monumental Life Insurance Co., 5.439%, 5/1/2007	7,000,000
30,000,000		New York Life Insurance Co., 5.440%, 5/1/2007	30,000,000
		TOTAL	131,600,000
		TOTAL NOTES – VARIABLE	2,652,437,644
		REPURCHASE AGREEMENTS—7.0%

50,000,000		Repurchase agreement 5.250%, dated 4/30/2007 under which Credit Suisse First Boston LLC will repurchase a U.S. Treasury security with a maturity date of 4/15/2012 for $50,007,292 on 5/1/2007. The market value of the underlying security at the end of the period was $51,004,543.	50,000,000
585,000,000		Interest in $950,000,000 joint repurchase agreement 5.240%, dated 4/30/2007 under which Countrywide Securities Corp. will repurchase U.S. Government Agency securities with various maturities to 11/15/2036 for $585,085,150 on 5/1/2007. The market value of the underlying securities at the end of the period was $978,642,426.	585,000,000
		TOTAL REPURCHASE AGREEMENTS	635,000,000
		TOTAL INVESTMENTS—100.1% (AT AMORTIZED COST)[5]	9,072,514,395
		OTHER ASSETS AND LIABILITIES—NET—(0.1%)	(8,077,693)
		TOTAL NET ASSETS—100%	$9,064,436,702

1
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales.  At April 30, 2007, these restricted securities amounted to $3,823,739,637, which represented 42.2% of total net assets.

2
Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At April 30, 2007, these liquid restricted securities amounted to $3,760,541,063, which represented 41.5% of total net assets.

3	Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest-bearing issues.
4	Floating rate note with current rate and next reset date shown.
5	Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2007.

Investment Valuation
The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the
Investment Company Act of 1940, as amended.

Restricted Securities

Additional information on restricted securities, excluding securities purchase under Rule 144A that has been deemed liquid by the Trustees, held at April 30, 2007, is as follow:

Security	Acquisition Date	Acquisition Cost
CAL Securitization Trust 2006-1, Class A1, 5.400%, 12/17/2007	12/14/2006	$23,198,574
PYXIS Master Trust, Class 2007-6,(Guaranteed by Merrill Lynch Co., Inc.), 5.366%, 6/6/2007	3/6/2007	$40,000,000

The following acronyms are used throughout this portfolio:

IDA IDRB LOC	--Industrial Development Authority --Industrial Development Revenue Bond --Letter of Credit

Federated Government Reserves Fund

Portfolio of Investments

April 30, 2007(unaudited)

Principal Amount			Value
		U.S. GOVERNMENT AGENCIES — 13.8%
$75,000,000	[1]	Federal Home Loan Bank System Floating Rate Note, 5.190%, 6/19/2007	$74,974,274
191,550,000		Federal Home Loan Bank System Notes, 3.750% - 6.500%, 6/21/2007 - 4/18/2008	191,512,581
121,020,000	[2]	Federal Home Loan Mortgage Corp. Discount Notes, 4.945% - 5.020%, 8/3/2007 - 1/7/2008	118,169,276
227,000,000	[1]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 5.205% - 5.210%, 5/7/2007 - 6/18/2007	226,982,470
167,500,000		Federal Home Loan Mortgage Corp. Notes, 5.250% - 5.375%, 5/16/2007 - 3/27/2008	167,496,840
24,000,000	[2]	Federal National Mortgage Association Discount Note, 4.905%, 2/29/2008	23,005,920
123,000,000	[1]	Federal National Mortgage Association Floating Rate Note, 5.190%, 6/28/2007	122,956,758
297,512,000		Federal National Mortgage Association Notes, 3.875% - 5.300%, 5/15/2007 – 2/28/2008	296,937,454
		TOTAL U.S. GOVERNMENT AGENCIES	1,222,035,573
		REPURCHASE AGREEMENTS — 86.4%
1,000,000,000		Repurchase agreement 5.240%, dated 4/30/2007 under which Banc of America Securities N.A. will repurchase U.S. Government Agency securities with various maturities to 4/1/2035 for $1,000,145,556 on 5/1/2007. The market value of the underlying securities at the end of the period was $1,020,148,467.	1,000,000,000
1,400,000,000		Repurchase agreement 5.240%, dated 4/30/2007 under which Barclays Capital, Inc. will repurchase U.S. Government Agency securities with various maturities to 4/30/2037 for $1,400,203,778 on 5/1/2007. The market value of the underlying securities at the end of the period was $1,428,208,296.	1,400,000,000
75,000,000	[3]	Repurchase agreement 5.285%, dated 4/11/2007 under which Barclays Capital, Inc. will repurchase U.S. Government Agency securities with various maturities to 9/1/2036 for $79,018,802 on 4/10/2008. The market value of the underlying securities at the end of the period was $77,465,475.	75,000,000
250,000,000		Repurchase agreement 5.120%, dated 4/30/2007 under which BNP Paribas Securities Corp. will repurchase U.S. Treasury securities with various maturities to 8/15/2025 for $250,035,556 on 5/1/2007. The market value of the underlying securities at the end of the period was $255,037,275.	250,000,000
1,000,000,000		Repurchase agreement 5.240%, dated 4/30/2007 under which Citigroup Global Markets, Inc., will repurchase U.S. Government Agency securities with various maturities to 4/1/2037 for $1,000,145,556 on 5/1/2007. The market value of the underlying securities at the end of the period was $1,027,567,267.	1,000,000,000
365,000,000		Interest in $950,000,000 joint repurchase agreement 5.240%, dated 4/30/2007 under which Countrywide Securities Corp. will repurchase U.S. Government Agency securities with various maturities to 11/15/2036 for $365,053,128 on 5/1/2007. The market value of the underlying securities at the end of the period was $978,642,426.	365,000,000
1,500,000,000		Repurchase agreement 5.240%, dated 4/30/2007 under which Deutsche Bank Securities, Inc. will repurchase U.S. Government Agency securities with various maturities to 4/1/2037 for $1,500,218,333 on 5/1/2007. The market value of the underlying securities at the end of the period was $1,534,496,709.	1,500,000,000
80,000,000	[3]	Repurchase agreement 5.310%, dated 2/2/2007 under which Morgan Stanley & Co., Inc. will repurchase U.S. Government Agency securities with various maturities to 1/1/2047 for $82,124,000 on 8/1/2007. The market value of the underlying securities at the end of the period was $83,200,174.	80,000,000
1,850,000,000		Repurchase agreement 5.240%, dated 4/30/2007 under which UBS Securities LLC will repurchase U.S. Government Agency securities with various maturities to 4/25/2047 for $1,850,269,278 on 5/1/2007. The market value of the underlying securities at the end of the period was $1,905,502,532.	1,850,000,000
21,000,000	[3]	Repurchase agreement 5.260%, dated 3/20/2007 under which UBS Securities LLC will repurchase U.S. Government Agency securities with various maturities to 8/25/2036 for $21,288,423 on 6/22/2007. The market value of the underlying securities at the end of the period was $21,758,068.	21,000,000
80,000,000	[3]	Repurchase agreement 5.290%, dated 11/8/2006 under which UBS Securities LLC will repurchase U.S. Government Agency securities with various maturities to 4/25/2037 for $84,290,778 on 11/7/2007. The market value of the underlying securities at the end of the period was $83,395,020	80,000,000
		TOTAL REPURCHASE AGREEMENTS	$7,621,000,000
		TOTAL INVESTMENTS-100.2% (AT AMORTIZED COST)[4]	8,843,035,573
		OTHER ASSETS AND LIABILITIES—NET—(0.2)%	(19,261,294)
		TOTAL NET ASSETS—100%	$8,823,774,279

1	Floating rate note with current rate and next reset date shown.
2	Discount rate at the time of purchase.
3	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days notice.
4	Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2007.

Investment Valuation
The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.

Federated Master Trust

Portfolio of Investments

April 30, 2007 (unaudited)

Principal Amount			Value
		ASSET-BACKED SECURITIES--2.7%
		Finance - Automotive--0.2%
$327,079		Capital Auto Receivables Asset Trust 2006-2, Class A1, 5.340%, 12/17/2007	$327,079
50,464	[1,2]	Wachovia Auto Loan Owner Trust 2006-2, Class A-1, 5.358%, 11/9/2007	50,464
		TOTAL	377,543
		Finance - Equipment--0.2%
522,660		GE Equipment Midticket LLC (Series 2006-1), Class A1, 5.301%, 12/15/2007	522,660
		Finance - Retail--2.3%
3,000,000	[1,2]	Arkle Master Issuer PLC 2006-1, Class 1A, 5.300%, 11/19/2007	3,000,000
500,000	[1,2]	Holmes Master Issuer PLC 2006-1, Class 1A, 5.300%, 10/15/2007	500,000
1,400,000		Holmes Master Issuer PLC 2007-1, Class 1A1, 5.300%, 3/15/2008	1,400,000
		TOTAL	4,900,000
		TOTAL ASSET-BACKED SECURITIES	5,800,203
		CERTIFICATES OF DEPOSIT—7.0%
		Banking—7.0%
7,000,000		Barclays Bank PLC, 5.300% - 5.420%, 5/24/2007 - 2/15/2008	7,000,000
2,000,000		Citizens Bank of Pennsylvania, 5.320%, 5/29/2007	2,000,000
2,250,000		Credit Suisse, Zurich, 5.290% - 5.320%, 10/16/2007 - 4/17/2008	2,250,000
2,000,000		Huntington National Bank, Columbus, OH, 5.360%, 5/11/2007	2,000,000
1,000,000		Societe Generale, Paris, 5.190%, 10/9/2007	999,301
750,000		Toronto Dominion Bank, 5.505%, 8/3/2007	750,126
		TOTAL CERTIFICATES OF DEPOSIT	14,999,427
		COLLATERALIZED LOAN AGREEMENTS--16.2%
		Banking--8.3%
8,000,000		Deutsche Bank Securities, Inc., 5.424% - 5.429%, 5/2/2007 - 5/18/2007	8,000,000
10,000,000		Fortis Bank SA/NV, 5.437%, 5/1/2007	10,000,000
		TOTAL	18,000,000
		Brokerage--7.9%
10,000,000		Citigroup Global Markets, Inc., 5.488%, 5/1/2007	10,000,000
7,000,000		Goldman Sachs & Co., 5.488%, 5/1/2007	7,000,000
		TOTAL	17,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	35,000,000
		COMMERCIAL PAPER --31.7%[3]
		Banking--0.7%
1,500,000	[1,2]	Picaros Funding LLC, (KBC Bank NV GTD), 5.120% - 5.200%, 7/13/2007 - 10/5/2007	1,472,377
		Brokerage--0.4%
1,000,000		Goldman Sachs Group, Inc., 5.432%, 5/1/2007	1,000,000
		Finance - Automotive--4.8%
2,000,000		FCAR Auto Loan Trust, (A1+/P1 Series), 5.240%, 6/5/2007	1,989,811
8,500,000		FCAR Auto Loan Trust, (A1/P1 Series), 5.190% - 5.240%, 6/19/2007 - 9/21/2007	8,404,125
		TOTAL	10,393,936
		Finance - Commercial--1.4%
3,000,000		CIT Group, Inc., 5.200% - 5.230%, 7/12/2007 - 7/16/2007	2,968,102
		Finance - Retail--10.6%
5,000,000	[1,2]	Amsterdam Funding Corp., 5.270%, 6/14/2007	4,967,794
3,000,000	[1,2]	Paradigm Funding LLC, 5.210%, 8/13/2007	2,954,847
10,000,000	[1,2]	Sheffield Receivables Corp., 5.240% - 5.260%, 5/1/2007 - 5/14/2007	9,990,539
5,000,000	[1,2]	Yorktown Capital LLC, 5.270%, 5/17/2007	4,988,289
		TOTAL	22,901,469
		Finance - Securities--13.8%
4,000,000	[1,2]	Grampian Funding LLC, 5.210%, 7/20/2007 - 7/31/2007	3,950,505
10,000,000	[1,2]	KLIO Funding Ltd., 5.250%, 7/24/2007	9,877,500
8,000,000	[1,2]	KLIO II Funding Ltd., 5.260% - 5.270%, 6/22/2007	7,939,146
2,000,000	[1,2]	Sigma Finance, Inc., (Sigma Finance Corp. GTD), 5.205%, 5/21/2007	1,994,217
6,000,000	[1,2]	Three Rivers Funding Corp., 5.260%, 6/13/2007	5,962,303
		TOTAL	29,723,671
		TOTAL COMMERCIAL PAPER	68,459,555
		CORPORATE BONDS--0.5%
		Finance - Retail--0.5%
1,000,000		SLM Corp., 5.435%, 7/25/2007	1,000,643
		CORPORATE NOTES--5.1%
		Banking--3.0%
2,500,000		Barclays Bank PLC, 5.350%, 4/23/2008 - 5/9/2008	2,500,000
1,000,000		Credit Suisse, Zurich, 5.420%, 12/4/2007	1,000,000
2,000,000		Deutsche Bank AG, 5.350%, 4/14/2008	2,000,000
1,000,000		Societe Generale, Paris, 5.360%, 4/2/2008	1,000,000
		TOTAL	6,500,000
		Finance – Securities--2.1%
500,000	[1,2]	K2 (USA) LLC, (K2 Corp. GTD), 5.420%, 9/17/2007	500,000
4,000,000	[1,2]	Sigma Finance, Inc., (Sigma Finance Corp. GTD), 5.315% - 5.400%, 10/12/2007 - 4/21/2008	3,999,933
		TOTAL	4,499,933
		TOTAL CORPORATE NOTES	10,999,933
		NOTES – VARIABLE –33.1%[4]
		Banking--17.2%
6,000,000		Bank of America N.A., 5.363%, 5/1/2007	6,000,000
2,000,000	[1,2]	Bank of Ireland, 5.300%, 5/21/2007	2,000,000
2,000,000	[1,2]	Bank of New York Co., Inc., 5.380%, 5/29/2007	2,000,000
2,000,000		Capital Markets Access Co. LC, West Broad Holdings, LLC, (Series 2007), (Wachovia Bank N.A. LOC), 5.390%, 5/3/2007	2,000,000
965,000		Covered Bridge Development Co. LLC, (Series 2004), (Compass Bank, Birmingham LOC), 5.420%, 5/3/2007	965,000
4,000,000	[1,2]	Credit Agricole S.A., 5.320%, 6/22/2007	4,000,000
3,000,000		Credit Suisse, Zurich, 5.320%, 6/12/2007	3,000,000
440,000		Dave White Chevrolet, Inc., (Series 1996), (Huntington National Bank, Columbus, OH LOC), 5.455%, 5/3/2007	440,000
3,000,000	[1,2]	HBOS Treasury Services PLC, 5.310% - 5.430%, 5/9/2007 - 5/21/2007	3,000,000
3,000,000		HBOS Treasury Services PLC, 5.416%, 6/25/2007	3,000,000
4,000,000		Marshall & Ilsley Bank, Milwaukee, 5.290%, 5/25/2007	4,000,000
1,125,000		Richland County, MT, Sidney Health Center Project, (Series 2007B), (Allied Irish Banks PLC LOC), 5.420%, 5/3/2007	1,125,000
1,000,000	[1,2]	Royal Bank of Canada, Montreal, 5.310%, 5/1/2007	1,000,000
1,500,000		Wells Fargo & Co., 5.380%, 5/2/2007	1,500,000
2,500,000	[1,2]	Westpac Banking Corp. Ltd., Sydney, 5.310%, 5/16/2007	2,500,000
225,000		White Brothers Properties, (Series 1996), (Huntington National Bank, Columbus, OH LOC), 5.455%, 5/3/2007	225,000
290,000		Wildcat Management Co., Inc., (Series 1999), (U.S. Bank, N.A. LOC), 5.400%, 5/3/2007	290,000
		TOTAL	37,045,000
		Brokerage--4.9%
2,000,000	[1,2]	Goldman Sachs Group, Inc., 5.370%, 5/15/2007	2,000,037
3,000,000	[1,2]	Merrill Lynch & Co., Inc., 5.300% - 5.570%, 5/11/2007 - 5/18/2007	3,000,000
2,500,000		Merrill Lynch & Co., Inc., 5.300%, 5/24/2007	2,500,000
3,000,000		Morgan Stanley, 5.420%, 5/1/2007	3,000,000
		TOTAL	10,500,037
		Finance - Commercial--0.5%
1,110,000		CIT Group, Inc., 5.580%, 5/18/2007	1,110,116
		Finance - Retail--0.5%
1,000,000		SLM Corp., 5.320%, 5/14/2007	1,000,000
		Finance - Securities--3.2%
6,000,000	[1,2]	K2 (USA) LLC, 5.315%, 6/15/2007 - 7/19/2007	5,999,129
1,000,000	[1,2]	Sigma Finance, Inc., (Sigma Finance Corp. GTD), 5.320%, 5/1/2007	999,929
		TOTAL	6,999,058
		Government Agency--4.5%
9,745,000		Direct One Funding Corp., (Series 2000), (Sexton Properties), (FNMA LOC), 5.320%, 5/3/2007	9,745,000
		Insurance--2.3%
2,000,000		MetLife Insurance Co. of Connecticut, 5.428%, 6/4/2007	2,000,000
2,000,000		Monumental Life Insurance Co., 5.410%, 5/1/2007	2,000,000
1,000,000	[1,2]	Pacific Life Global Funding, 5.370%, 5/4/2007	1,000,006
		TOTAL	5,000,006
		TOTAL NOTES - VARIABLE	71,399,217
		REPURCHASE AGREEMENT--4.5%
9,749,000		Interest in $4,600,000,000 joint repurchase agreement 5.24%, dated 4/30/2007 under which Barclays Capital, Inc. will repurchase U.S. Government Agency securities with various maturities to 3/20/2017 for $4,600,669,556 on 5/1/2007. The market value of the underlying securities at the end of the period was $4,692,683,598.	9,749,000
		TOTAL INVESTMENTS --- 100.8% (AT AMORTIZED COST)[5]	217,407,978
		OTHER ASSETS AND LIABILITIES --- NET --- (0.8)%	(1,709,311)
		TOTAL NET ASSETS --- 100%	$215,698,667

1
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2007, these restricted securities amounted to $89,647,015, which represented 41.6% of total net assets.

2
Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At April 30, 2007, these liquid restricted securities amounted to $89,647,015, which represented 41.6% of total net assets.

3	Discount rate at time of purchase for discount issues, or the coupon for interest bearing issues.
4	Floating rate notes with current rate and next reset date shown.
5	Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2007.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.

The following acronyms are used throughout this portfolio:

FNMA	--Federal National Mortgage Association
GTD	--Guaranteed
LOC	--Letter of Credit

Federated Municipal Trust

Portfolio of Investments

April 30, 2007 (unaudited)

Principal Amount	Value

		SHORT-TERM MUNICIPALS—99.6%[1,2]
		Alabama—2.8%
$600,000		Alabama HFA MFH, (Series 2003A) Weekly VRDNs (Lakeshore Crossing Apartments Ltd.)/(Compass Bank, Birmingham LOC), 4.050%, 5/3/2007	$600,000
100,000		Alabama HFA MFH, (Series 2004A: Phoenix Apartments) Weekly VRDNs (Phoenix Arts LLC)/(Regions Bank, Alabama LOC), 4.100%, 5/3/2007	100,000
4,315,000		Alabama State IDA, (Series 1994) Weekly VRDNs (Homeland Vinyl Products, Inc.)/(Wachovia Bank N.A. LOC), 4.050%, 5/3/2007	4,315,000
5,000,000		Chatom, AL IDB, (Series 2001) Weekly VRDNs (Alabama Electric Co-op, Inc.)/(Regions Bank, Alabama LOC), 4.050%, 5/3/2007	5,000,000
560,000		St. Clair County, AL IDB, (Series 1993) Weekly VRDNs (Ebsco Industries, Inc.)/(National Australia Bank Ltd., Melbourne LOC), 4.040%, 5/3/2007	560,000
		TOTAL	10,575,000
		Arkansas—0.1%
500,000		Arkansas Development Finance Authority, (Series 1995) Weekly VRDNs (Paco Steel & Engineering Corp.)/(JPMorgan Chase Bank, N.A. LOC), 3.990%, 5/3/2007	500,000
		California—0.5%
2,000,000		California PCFA, (Series 2003) Weekly VRDNs (George Borba & Son Dairy)/(Wells Fargo Bank, N.A. LOC), 4.060%, 5/3/2007	2,000,000
		Colorado—1.2%
4,450,000	[3,4]	Colorado HFA, MERLOTS (Series 2002-A60) Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), 4.040%, 5/2/2007	4,450,000
		District of Columbia—0.9%
2,585,000	[3,4]	District of Columbia HFA, (Series 2005 BNY5) Weekly VRDNs (Trinity Plus Funding Co. LLC)/(Bank of New York LIQ), 4.040%, 5/3/2007	2,585,000
850,000	[3,4]	District of Columbia HFA, (Series 2005 BNY6) Weekly VRDNs (Trinity Plus Funding Co. LLC)/(Bank of New York LIQ), 4.040%, 5/3/2007	850,000
		TOTAL	3,435,000
		Florida—0.6%
2,345,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Florida-AMT) Series 2005-17 Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 4.040%, 5/3/2007	2,345,000
		Georgia—7.1%
4,000,000	[3,4]	Cobb County, GA Housing Authority, (Series PT-2221) Weekly VRDNs (Hickory Lake Apartments)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 4.020%, 5/3/2007	4,000,000
2,100,000		DeKalb County, GA Development Authority, (Series 1995) Weekly VRDNs (Rock-Tenn Converting Co.)/(SunTrust Bank LOC), 4.060%, 5/2/2007	2,100,000
16,615,000		DeKalb County, GA MFHA, (Series 2001) Weekly VRDNs (Signature Station Apartments)/(Regions Bank, Alabama LOC), 4.050%, 5/3/2007	16,615,000
1,600,000		Fulton County, GA IDA, (Series 1989) Weekly VRDNs (STO Corp.)/(Dresdner Bank AG, Frankfurt LOC), 4.180%, 5/3/2007	1,600,000
2,000,000		Mitchell County, GA Development Authority, (Series 2006) Weekly VRDNs (First United Ethanol LLC)/(Wachovia Bank N.A. LOC), 4.060%, 5/3/2007	2,000,000
650,000		Savannah, GA EDA, (Series 1995A) Weekly VRDNs (Home Depot, Inc.), 4.010%, 5/2/2007	650,000
		TOTAL	26,965,000
		Idaho—0.7%
2,490,000		Minidoka County, ID IDC, (Series 1998) Weekly VRDNs (Nature's Best Produce, Inc.)/(BNP Paribas SA LOC), 4.060%, 5/3/2007	2,490,000
		Illinois—6.2%
6,000,000		Aurora, Kane, DuPage, Will and Kendall Counties, IL, (Series 1998) Weekly VRDNs (Yeomans Chicago Corp.)/(Regions Bank, Alabama LOC), 4.060%, 5/3/2007	6,000,000
4,460,000		Aurora, Kane, DuPage, Will and Kendall Counties, IL, (Series 1999) Weekly VRDNs (Jania Family LLC)/(LaSalle Bank, N.A. LOC), 4.060%, 5/3/2007	4,460,000
4,200,000	[3,4]	Chicago, IL O'Hare International Airport, PUTTERs (Series 1364Z) Weekly VRDNs (MBIA Insurance Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 4.020%, 5/3/2007	4,200,000
7,245,000	[3,4]	Chicago, IL O'Hare International Airport, PUTTERs (Series 844Z) Weekly VRDNs (MBIA Insurance Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 4.020%, 5/3/2007	7,245,000
1,200,000	[3,4]	Chicago, IL Single Family Mortgage, MACON (Series 1999N) Weekly VRDNs (GNMA COL)/(Bank of America N.A. LIQ), 4.020%, 5/3/2007	1,200,000
$190,000		Illinois Development Finance Authority, (Series 2001) Weekly VRDNs (Mangel BG Investments LLC)/(LaSalle Bank, N.A. LOC), 4.060%, 5/2/2007	$190,000
		TOTAL	23,295,000
		Indiana—3.9%
372,000		Crawfordsville, IN EDA, (Series 1995: Shady Knoll III Apartments) Weekly VRDNs (Pedcor Investments-1994-XXII LP)/(Federal Home Loan Bank of Indianapolis LOC), 4.090%, 5/3/2007	372,000
3,250,000		Goshen, IN EDRB, (Series 2007) Weekly VRDNs (LMA-HUF Development LLC)/(Comerica Bank LOC), 4.020%, 5/3/2007	3,250,000
2,700,000	[3,4]	Indiana State Finance Authority Water Facilities, Austin (Series BOA 111) Weekly VRDNs (Indiana-American Water Company, Inc.)/(Ambac Financial Group, Inc. INS)/(Bank of America N.A. LIQ), 4.000%, 5/3/2007	2,700,000
5,445,000	[3,4]	Indiana State HFA, PUTTERs (Series 1204) Weekly VRDNs (JPMorgan Chase & Co. LIQ), 4.020%, 5/3/2007	5,445,000
3,120,000	[3,4]	Indianapolis, IN Local Public Improvement Bond Bank, MACON (Series 2005P) Weekly VRDNs (Indianapolis, IN Airport Authority)/(MBIA Insurance Corp. INS)/(Bank of America N.A. LIQ), 4.000%, 5/3/2007	3,120,000
		TOTAL	14,887,000
		Kansas—0.7%
2,437,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Kansas-AMT) Series 2005-13 Weekly VRDNs (Sedgwick & Shawnee Counties, KS)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 4.010%, 5/3/2007	2,437,000
		Kentucky—2.0%
4,600,000		Graves County, KY, (Series 1988) Weekly VRDNs (Seaboard Farms)/(U.S. Bank, N.A. LOC), 4.040%, 5/3/2007	4,600,000
2,555,000		Henderson, KY IDRB, (Series 1998) Weekly VRDNs (Vincent Industrial Plastics, Inc.)/(Wells Fargo Bank, N.A. LOC), 4.030%, 5/3/2007	2,555,000
178,000		Kenton County, KY, (Series 1999) Weekly VRDNs (Packaging Un-limited of Northern Kentucky, Inc.)/(National City Bank LOC), 4.060%, 5/3/2007	178,000
275,000		Paris, KY Weekly VRDNs (Monessen Holdings LLC)/(Key Bank, N.A. LOC), 4.130%, 5/3/2007	275,000
		TOTAL	7,608,000
		Louisiana—0.5%
1,760,000	[3,4]	Jefferson Parish, LA Home Mortgage Authority, MERLOTS (Series 2001-A79) Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ), 4.090%, 5/2/2007	1,760,000
		Maine—1.6%
175,000		Biddeford, ME Weekly VRDNs (DK Associates & Volk Packaging)/(Comerica Bank LOC), 4.020%, 5/2/2007	175,000
1,350,000		Biddeford, ME, (Series 2000) Weekly VRDNs (Volk Packaging)/(Comerica Bank LOC), 4.050%, 5/2/2007	1,350,000
1,845,000		Maine Finance Authority, (Series 2005) Weekly VRDNs (Brunswick Publishing)/(SunTrust Bank LOC), 4.020%, 5/3/2007	1,845,000
2,600,000	[3,4]	Maine State Housing Authority, PUTTERs (Series 1414) Weekly VRDNs (JPMorgan Chase & Co. LIQ), 4.020%, 5/3/2007	2,600,000
		TOTAL	5,970,000
		Maryland—2.1%
7,730,000	[3,4]	Northeast MD Waste Disposal Authority, (PT-766) Weekly VRDNs (Ambac Financial Group, Inc. INS)/(Landesbank Hessen-Thueringen (GTD) LIQ), 4.000%, 5/3/2007	7,730,000
		Massachusetts—0.6%
2,335,000		Massachusetts Development Finance Agency, (Series 2004), 3.800% CP (Nantucket Electric Co.)/(Massachusetts Electric Co. GTD), Mandatory Tender 7/17/2007	2,335,000
		Minnesota—1.4%
4,900,000	[3,4]	Becker, MN, (Series 2005 FR/RI-FP13) Weekly VRDNs (Northern States Power Co., MN)/(Lehman Brothers Holdings, Inc. SWP), 4.050%, 5/3/2007	4,900,000
475,000		Hennepin County, MN Housing and Redevelopment Authority Weekly VRDNs (Stone Arch Apartments)/(Federal National Mortgage Association LOC), 4.020%, 5/3/2007	475,000
		TOTAL	5,375,000
		Mississippi—7.5%
150,000		Mississippi Business Finance Corp., (Series 1999) VRDNs (Polks Meat Products, Inc.)/(Regions Bank, Alabama LOC), 4.100%, 5/3/2007	150,000
3,850,000		Mississippi Business Finance Corp., (Series 2001) Weekly VRDNs (Corinthian, Inc.)/(Regions Bank, Alabama LOC), 4.050%, 5/3/2007	3,850,000
2,800,000		Mississippi Business Finance Corp., (Series 2001) Weekly VRDNs (Silver Creek Gin Co.)/(Regions Bank, Alabama LOC), 4.050%, 5/3/2007	2,800,000
1,865,000		Mississippi Business Finance Corp., Revenue Bonds (Series 2001) Weekly VRDNs (H. M. Richards, Inc.)/(Regions Bank, Alabama LOC), 4.100%, 5/3/2007	1,865,000
1,000,000		Mississippi Home Corp., (Series 2006-1) Weekly VRDNs (Terrace Park Apartments)/(Wachovia Bank N.A. LOC), 4.050%, 5/3/2007	1,000,000
$6,200,000		Mississippi Home Corp., (Series 2006-5) Weekly VRDNs (Ashton Park Apartments)/(Wachovia Bank N.A. LOC), 4.050%, 5/3/2007	$6,200,000
4,000,000		Mississippi Home Corp., MFH Revenue Bonds (Series 2001-4) Weekly VRDNs (Highland Park Apartments)/(Wachovia Bank N.A. LOC), 4.050%, 5/3/2007	4,000,000
520,000		Mississippi Home Corp., MFH Revenue Refunding Bonds (Series 1991D-1) Weekly VRDNs (Summer Park Apartments)/(Wachovia Bank N.A. LOC), 4.100%, 5/3/2007	520,000
7,800,000		Mississippi Regional Housing Authority No. II, (Series 2000), 4.100% TOBs (Laurel Park Apartments)/(First Tennessee Bank, N.A. LOC), Mandatory Tender 6/1/2007	7,800,000
		TOTAL	28,185,000
		Missouri—2.6%
4,730,000	[3,4]	Missouri State Housing Development Commission, PUTTERs (Series 1514) Weekly VRDNs (GNMA COL)/(JPMorgan Chase & Co. LIQ), 4.020%, 5/3/2007	4,730,000
5,000,000		Southwest City, MO IDA, (Series 2005) Weekly VRDNs (Simmons Foods, Inc.)/(Wells Fargo Bank, N.A. LOC), 4.010%, 5/3/2007	5,000,000
		TOTAL	9,730,000
		Multi State—8.5%
1,785,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT) (Series 2006-5) Weekly VRDNs (GNMA COL)/(Merrill Lynch & Co., Inc. LIQ), 4.020%, 5/3/2007	1,785,000
1,000,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State-AMT) (Series 2005-1) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 4.070%, 5/3/2007	1,000,000
858,414	[3,4]	GS Pool Trust (Series 2006-56TP) Weekly VRDNs (IXIS Financial Products, Inc. INS)/(Goldman Sachs Group, Inc. LIQ), 4.020%, 5/3/2007	858,414
1,954,211	[3,4]	GS Pool Trust Series (2006-19TP) Weekly VRDNs (IXIS Financial Products, Inc. INS)/(Goldman Sachs Group, Inc. LIQ), 4.050%, 5/3/2007	1,954,211
1,900,000	[3,4]	GS Pool Trust Series (2006-35TP) Weekly VRDNs (IXIS Financial Products, Inc. INS)/(Goldman Sachs Group, Inc. LIQ), 4.050%, 5/3/2007	1,900,000
5,000,000	[3,4]	JPMorgan Chase & Co. I-Putters Trust (Series 1761P) Weekly VRDNs (FGIC, Financial Security Assurance, Inc. INS) and JPMorgan Chase Bank, N.A. LIQs), 4.170%, 5/3/2007	5,000,000
8,025,000	[3,4]	Puttable Floating Option Tax-Exempt Receipts (P-Floats+ Series EC-001) VRDNs (Ambac Financial Group, Inc., FGIC, Financial Security Assurance, Inc., MBIA Insurance Corp. INS) and Merrill Lynch & Co., Inc. LIQs), 4.170%, 5/3/2007	8,025,000
11,550,000	[3,4]	Puttable Floating Option Tax-Exempt Receipts (P-Floats+ Series EC-002) VRDNs (Merrill Lynch & Co., Inc. LIQ), 4.170%, 5/3/2007	11,550,000
		TOTAL	32,072,625
		Nebraska—1.6%
5,600,000	[3,4]	Nebraska Investment Finance Authority, PUTTERs (Series 1352) Weekly VRDNs (JPMorgan Chase & Co. LIQ), 4.020%, 5/3/2007	5,600,000
500,000		Stanton County, NE, (Series 1998) Weekly VRDNs (Nucor Corp.), 4.030%, 5/2/2007	500,000
		TOTAL	6,100,000
		Nevada—1.7%
3,395,000	[3,4]	Clark County, NV Airport System, (PT-2806) Weekly VRDNs (Ambac Financial Group, Inc. INS)/(Merrill Lynch & Co., Inc. LIQ), 4.000%, 5/3/2007	3,395,000
3,195,000		Director of the State of Nevada Department of Business and Industry, IDRB (Series 1998A) Weekly VRDNs (575 Mill Street LLC)/(Key Bank, N.A. LOC), 4.050%, 5/3/2007	3,195,000
		TOTAL	6,590,000
		New Jersey—7.7%
3,875,000	[3,4]	ABN AMRO MuniTOPS Certificates Trust (New York/New Jersey AMT) (Series 2006-87) Weekly VRDNs (Port Authority of New York and New Jersey)/(Financial Security Assurance, Inc. INS)/(ABN AMRO Bank NV, Amsterdam LIQ), 4.020%, 5/3/2007	3,875,000
1,602,000		Edgewater Park, NJ, 4.750% BANs, 6/28/2007	1,603,835
8,440,000		Hoboken, NJ, 3.90% - 4.250% BANs, 8/17/2007 – 9/14/2007	8,446,889
2,600,000		Island Heights, NJ, 4.250% BANs, 9/7/2007	2,603,981
5,227,430		Point Pleasant, NJ, 4.125% BANs, 1/30/2008	5,239,747
7,410,000		Wildwood, NJ, 4.625% - 4.750% BANs, 5/11/2007	7,411,289
		TOTAL	29,180,741
		New Mexico—0.7%
2,600,000		New Mexico Mortgage Finance Authority, (Series 2006), 4.522% TOBs (Trinity Plus Funding Co. LLC), Mandatory Tender 7/1/2007	2,600,000
		New York—1.6%
4,575,000	[3,4]	Nassau County, NY IDA, ROCs (Series 738CE) Weekly VRDNs (Mill River Residences)/(Citibank NA, New York LIQ)/(Citibank NA, New York LOC), 4.020%, 5/3/2007	4,575,000
1,628,000		Syracuse, NY, 3.750% BANs, 10/26/2007	1,628,000
		TOTAL	6,203,000
		North Carolina—2.3%
3,335,000	[3,4]	Charlotte, NC Airport, (PT-719) Weekly VRDNs (MBIA Insurance Corp. INS)/(BNP Paribas SA LIQ), 4.000%, 5/3/2007	3,335,000
$5,500,000		Hertford County, NC Industrial Facilities & PCFA, (Series 2000A) Weekly VRDNS (Nucor Corp.), 4.000%, 5/2/2007	$5,500,000
		TOTAL	8,835,000
		North Dakota—0.3%
1,000,000		Richland County, ND Solid Waste Disposal, (Series 2002) Weekly VRDNs (Minn-Dak Farmers Cooperative)/(Wells Fargo Bank, N.A. LOC), 4.010%, 5/3/2007	1,000,000
		Ohio—0.8%
2,885,000		Stark County, OH IDR, 4.150% BANs, 11/15/2007	2,891,849
		Oklahoma—1.3%
350,000		Broken Arrow, OK EDA Weekly VRDNs (Blue Bell Creameries)/(JPMorgan Chase Bank, N.A. LOC), 4.200%, 5/3/2007	350,000
3,200,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Oklahoma AMT) (Series 2004-3) Weekly VRDNs (Oklahoma HFA)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 4.010%, 5/3/2007	3,200,000
1,500,000		Oklahoma Development Finance Authority, (Series 2002) Weekly VRDNs (ConocoPhillips Co.)/(ConocoPhillips GTD), 4.050%, 5/2/2007	1,500,000
		TOTAL	5,050,000
		Pennsylvania—0.1%
257,000		Northampton County, PA IDA, (Series 1997) Weekly VRDNs (Ultra-Poly Corp.)/(PNC Bank, N.A. LOC), 3.990%, 5/2/2007	257,000
		South Carolina—4.6%
2,100,000		Berkeley County, SC Exempt Facility Industrial Development, (Series 1998) Daily VRDNs (BP Amoco Corp.)/(BP Amoco Corp. GTD), 4.130%, 5/1/2007	2,100,000
5,200,000		Berkeley County, SC IDB, (Series 1996A) Weekly VRDNs (Nucor Corp.), 4.030%, 5/2/2007	5,200,000
1,400,000		South Carolina Jobs-EDA, (Series 1996) Weekly VRDNs (PVC Container Corp. Project)/(PNC Bank, N.A. LOC), 3.990%, 5/2/2007	1,400,000
3,375,000		South Carolina Jobs-EDA, (Series 2004) Weekly VRDNs (Republic Services, Inc.), 4.310%, 5/3/2007	3,375,000
5,295,000	[3,4]	South Carolina State Housing Finance & Development Authority, PUTTERs (Series 1388) Weekly VRDNs (Ambac Financial Group, Inc. INS)/(JPMorgan Chase & Co. LIQ), 4.020%, 5/3/2007	5,295,000
		TOTAL	17,370,000
		Tennessee—1.5%
3,500,000		Jackson, TN Health Educational & Housing Facilities Board Multifamily Revenue, (Series 1998) Weekly VRDNs (Park Ridge Apartments)/(Wachovia Bank N.A. LOC), 4.000%, 5/3/2007	3,500,000
1,675,000		Tullahoma, TN IDB, (Series 1995) Weekly VRDNs (Rock-Tenn Converting Co.)/(SunTrust Bank LOC), 4.060%, 5/2/2007	1,675,000
445,000		Wilson County, TN Health and Educational Facilities Board, Forest View Apartments (Series 2003) Weekly VRDNs (Forest View LP)/(Regions Bank, Alabama LOC), 4.150%, 5/3/2007	445,000
		TOTAL	5,620,000
		Texas—13.6%
7,500,000		Brazos Harbor, TX IDC, (Series 2006) Weekly VRDNs (BASF Corp.), 4.050%, 5/2/2007	7,500,000
4,500,000		First Rio Grande, TX Regional Water Authority Economic Development Corp., (Series 2007) Weekly VRDNs (Rio Grande Valley Sugar Growers, Inc.)/(Wachovia Bank N.A. LOC), 4.060%, 5/3/2007	4,500,000
3,000,000		Gulf Coast, TX IDA, Marine Terminal Revenue Bonds (Series 1993) Daily VRDNs (BP Amoco Corp.), 4.130%, 5/1/2007	3,000,000
5,000,000		Gulf Coast, TX Waste Disposal Authority, (Series 2001) Weekly VRDNs (American Acryl LP)/(Citibank NA, New York LOC), 4.040%, 5/3/2007	5,000,000
1,500,000		Gulf Coast, TX Waste Disposal Authority, (Series 2004) Weekly VRDNs (Republic Waste Services of Texas Ltd.)/(Republic Services, Inc. GTD), 4.330%, 5/3/2007	1,500,000
200,000		Gulf Coast, TX Waste Disposal Authority, Solid Waste Disposal Revenue Bonds (Series 1999) Weekly VRDNs (Air Products & Chemicals, Inc.), 4.030%, 5/2/2007	200,000
5,500,000		Gulf Coast, TX Waste Disposal Authority, Solid Waste Disposal Revenue Bonds (Series 2000) Weekly VRDNs (Air Products LP)/(Air Products & Chemicals, Inc. GTD), 4.030%, 5/2/2007	5,500,000
7,500,000		Harris County, TX Housing Finance Corp., Park at Kirkstall Apartments (Series 2002) Weekly VRDNs (Harris Park Partners LP)/(Wachovia Bank N.A. LOC), 4.050%, 5/3/2007	7,500,000
270,000		Houston, TX Housing Finance Corp., (Series 2005) Weekly VRDNs (Fairlake Cove Apartments)/(Citibank NA, New York LOC), 4.040%, 5/2/2007	270,000
2,800,000		Port of Corpus Christi, TX IDC, (Series 2006) Daily VRDNs (CITGO Petroleum Corp.)/(JPMorgan Chase Bank, N.A. LOC), 4.130%, 5/1/2007	2,800,000
5,000,000		Red River Authority, TX, Solid Waste Disposal Revenue Bonds (Series 2006) Weekly VRDNs (Panda Hereford Ethanol LP)/(Societe Generale, Paris LOC), 4.020%, 5/3/2007	5,000,000
5,840,000	[3,4]	San Antonio, TX Housing Finance Corp., ROCs (Series 822CE) Weekly VRDNs (Babcock Villa & Stone Ridge Apartments)/(Citigroup, Inc. LIQ)/(Citigroup, Inc. LOC), 4.050%, 5/3/2007	5,840,000
1,980,000	[3,4]	Texas State Department of Housing & Community Affairs, (PT-1347) Weekly VRDNs (Bluffview Senior Apartments)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 4.030%, 5/3/2007	1,980,000
$600,000		Texas State Department of Housing & Community Affairs, Addison Park Apartments (Series 2004) Weekly VRDNs (Arlington Partners LP)/(Compass Bank, Birmingham LOC), 4.150%, 5/3/2007	$600,000
		TOTAL	51,190,000
		Virginia—1.7%
3,500,000		Halifax, VA IDA, MMMs, PCR (Series 1992), 3.910% CP (Virginia Electric & Power Co.), Mandatory Tender 7/2/2007	3,500,000
3,000,000	[3,4]	Virginia State Housing Development Authority, MERLOTS (Series 2006-B21) Weekly VRDNs (Wachovia Bank N.A. LIQ), 4.040%, 5/2/2007	3,000,000
		TOTAL	6,500,000
		Washington—5.6%
6,140,000	[3,4]	Chelan County, WA Public Utility District No. 1, (MERLOTS Series 2001-B1) Weekly VRDNs (Chelan Hydro Consolidated System)/(MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), 4.040%, 5/2/2007	6,140,000
850,000		Port of Bellingham, WA IDC, (Series 2005) Weekly VRDNs (FPE Renewables LLC)/(Bank of America N.A. LOC), 4.020%, 5/3/2007	850,000
2,745,000	[3,4]	Port of Seattle, WA, PUTTERs (Series 1763Z) Weekly VRDNs (Ambac Financial Group, Inc. INS)/(JPMorgan Chase Bank, N.A. LIQ), 4.020%, 5/3/2007	2,745,000
6,000,000		Washington State EDFA, (Series 2001E) Weekly VRDNs (Darigold, Inc./WestFarm Foods)/ (Wachovia Bank N.A. LOC), 4.010%, 5/3/2007	6,000,000
5,500,000		Washington State Housing Finance Commission, (Series 1995) Weekly VRDNs (Heatherstone Apartments, LP)/(U.S. Bank, N.A. LOC), 4.030%, 5/3/2007	5,500,000
		TOTAL	21,235,000
		West Virginia—0.6%
2,100,000		Marion County, WV County Commission, (Series 1990B) Weekly VRDNs (American Bituminous Power Partners LP)/(Deutsche Bank AG LOC), 3.990%, 5/2/2007	2,100,000
		Wisconsin—2.4%
200,000		Grand Chute, WI, (Series 2000A) Weekly VRDNs (Pacon Corp.)/(U.S. Bank, N.A. LOC), 4.050%, 5/2/2007	200,000
1,000,000		Wausau, WI IDA, (Series 2002) Weekly VRDNs (Apogee Enterprises, Inc.)/(Bank of New York LOC), 4.020%, 5/3/2007	1,000,000
8,000,000	[3,4]	Wisconsin Housing & EDA, (PT-3456) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 4.000%, 5/3/2007	8,000,000
		TOTAL	9,200,000
		TOTAL INVESTMENTS—99.6% (AT AMORTIZED COST)[5]	376,067,215
		OTHER ASSETS AND LIABILITIES—NET—0.4%	1,529,575
		TOTAL NET ASSETS—100%	$377,596,790
Securities that are subject to the federal alternative minimum tax (AMT) represent 86.0% of the portfolio as calculated based upon total market value.
1
The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality.  An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations.  For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1, or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.
Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities.  The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At April 30, 2007, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value
First Tier          Second Tier
91.0%                9.0%

2	Current rate and next reset date shown on Variable Rate Demand Notes.
3
Denotes a security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to contractual restriction on public sales. At April 30, 2007, these restricted securities amounted to $151,349,625, which represented 40.1% of total net assets.

4
Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees. At April 30, 2007, these liquid restricted securities amount to $151,349,625, which represented 40.1% of total net assets.

5	Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2007.

Investment Valuation
The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.

The following acronyms are used throughout this portfolio:

AMT	--Alternative Minimum Tax
BANs	--Bond Anticipation Notes
COL	--Collateralized
CP	--Commercial Paper
EDA	--Economic Development Authority
EDFA	--Economic Development Finance Authority
EDRB	--Economic Development Revenue Bonds
FGIC	--Financial Guaranty Insurance Company
GNMA	--Government National Mortgage Association
GTD	--Guaranteed
HFA	--Housing Finance Authority
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDC	--Industrial Development Corporation
IDR	--Industrial Development Revenue
IDRB	--Industrial Development Revenue Bond
INS	--Insured
LIQ(s)	--Liquidity Agreement(s)
LOC(s)	--Letter(s) of Credit
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
MFH	--Multi Family Housing
MFHA	--Multi Family Housing Authority
MMMs	--Money Market Municipals
PCFA	--Pollution Control Finance Authority
PCR	--Pollution Control Revenue
PUTTERs	--Puttable Tax-Exempt Receipts
ROCs	--Reset Option Certificates
SWP	--Swap Agreement
TOBs	--Tender Option Bonds
TOPS	--Trust Obligation Participating Securities
VRDNs	--Variable Rate Demand Notes

Federated Short-Term U.S. Government Trust

Portfolio of Investments

April 30, 2007 (unaudited)

Principal Amount	Value

		GOVERNMENT AGENCIES--18.6%
$5,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 5.190% - 5.200%, 6/8/2007 - 6/19/2007	$4,998,890
5,500,000		Federal Home Loan Bank System Notes, 3.700% - 5.500%, 6/21/2007 - 4/18/2008	5,493,370
4,200,000	[2]	Federal Home Loan Mortgage Corp. Discount Notes, 4.950% - 5.020%, 5/1/2007 - 1/7/2008	4,116,668
7,500,000	[1]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 5.205% - 5.220%, 5/7/2007 - 6/19/2007	7,499,420
5,372,000		Federal Home Loan Mortgage Corp. Notes, 3.750% - 5.375%, 5/16/2007 - 3/27/2008	5,364,802
500,000	[2]	Federal National Mortgage Association Discount Notes, 4.905%, 2/29/2008	479,290
5,000,000	[1]	Federal National Mortgage Association Floating Rate Notes, 5.190%, 6/28/2007	4,998,242
5,600,000		Federal National Mortgage Association Notes, 3.875% - 5.300%, 5/15/2007 - 1/8/2008	5,597,588
		TOTAL GOVERNMENT AGENCIES	38,548,270
		REPURCHASE AGREEMENTS--81.4%
11,766,000		Interest in $1,499,000,000 joint repurchase agreement 5.12%, dated 4/30/2007 under which BNP Paribas Securities Corp., will repurchase U.S. Treasury securities with various maturities to 1/15/2026 for $1,499,213,191 on 5/1/2007. The market value of the underlying securities at the end of the period was $1,529,197,992.	11,766,000
27,000,000		Interest in $1,250,000,000 joint repurchase agreement 5.24%, dated 4/30/2007 under which BNP Paribas Securities Corp., will repurchase U.S. Government Agency securities with various maturities to 11/20/2036 for $1,250,181,944 on 5/1/2007. The market value of the underlying securities at the end of the period was $1,284,874,227.	27,000,000
1,000,000	[3]	Interest in $295,000,000 joint repurchase agreement 5.285%, dated 4/11/2007 under which Barclays Capital, Inc., will repurchase U.S. Government Agency securities with various maturities to 1/25/2037 for $310,763,981 on 4/10/2008. The market value of the underlying securities at the end of the period was $303,116,635.	1,000,000
27,000,000		Interest in $1,310,000,000 joint repurchase agreement 5.25%, dated 4/30/2007 under which Credit Suisse First Boston LLC will repurchase U.S. Government Agency securities with various maturities to 8/16/2043 for $1,310,191,042 on 5/1/2007. The market value of the underlying securities at the end of the period was $1,349,306,652.	27,000,000
5,000,000	[3]	Interest in $500,000,000 joint repurchase agreement 5.27%, dated 4/13/2007 under which Deutsche Bank Securities, Inc., will repurchase U.S. Government Agency securities with various maturities to 5/1/2037 for $502,269,028 on 5/14/2007. The market value of the underlying securities at the end of the period was $512,318,830.	5,000,000
27,000,000		Interest in $4,000,000,000 joint repurchase agreement 5.24%, dated 4/30/2007 under which ING Financial Markets LLC will repurchase U.S. Government Agency securities with various maturities to 7/1/2046 for $4,000,582,222 on 5/1/2007. The market value of the underlying securities at the end of the period was $4,120,000,871.	27,000,000
3,000,000	[3]	Interest in $400,000,000 joint repurchase agreement 5.31%, dated 2/2/2007 under which Morgan Stanley & Co., Inc., will repurchase U.S. Government Agency securities with various maturities to 5/1/2037 for $410,443,000 on 8/1/2007. The market value of the underlying securities at the end of the period was $419,162,269.	3,000,000
27,000,000		Interest in $2,000,000,000 joint repurchase agreement 5.24%, dated 4/30/2007 under which Societe Generale, London will repurchase U.S. Government Agency securities with various maturities to 3/20/2037 for $2,000,291,111 on 5/1/2007. The market value of the underlying securities at the end of the period was $2,049,502,630.	27,000,000
500,000	[3]	Interest in $68,000,000 joint repurchase agreement 5.26%, dated 3/20/2007 under which UBS Securities LLC will repurchase a U.S. Government Agency security maturing on 3/15/2037 for $68,924,007 on 6/22/2007. The market value of the underlying security at the end of the period was $70,452,855.	500,000
1,000,000	[3]	Interest in $285,000,000 joint repurchase agreement 5.29%, dated 11/8/2006 under which UBS Securities LLC will repurchase U.S. Government Agency securities with various maturities to 3/15/2037 for $300,202,138 on 11/7/2007. The market value of the underlying securities at the end of the period was $297,091,102.	1,000,000
38,000,000		Interest in $200,000,000 joint repurchase agreement 5.24%, dated 4/30/2007 under which Westdeutsche Landesbank Girozentrale, New York will repurchase U.S. Government Agency securities with various maturities to 10/1/2036 for $200,029,111 on 5/1/2007. The market value of the underlying securities at the end of the period was $204,889,305.	38,000,000
		TOTAL REPURCHASE AGREEMENTS	168,266,000
		TOTAL INVESTMENTS – 100.0% (AT AMORTIZED COST)[4]	206,814,270
		OTHER ASSETS AND LIABILITIES – NET – (0.0)%	(65,448)
		TOTAL NET ASSETS – 100%	$206,748,822

1	Floating rate note with current rate and next reset date shown.
2	Discount rate at time of purchase.
3	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
4	Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2007.

Investment Valuation
The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.

Government Obligations Fund

Portfolio of Investments

April 30, 2007 (unaudited)

Principal Amount	Value

		GOVERNMENT AGENCIES--17.4%
$314,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 5.190% - 5.200%, 6/8/2007 - 6/19/2007	$313,952,774
262,000,000		Federal Home Loan Bank System Notes, 4.875% - 5.500%, 6/21/2007 - 4/18/2008	261,984,359
218,500,000	[2]	Federal Home Loan Mortgage Corp. Discount Notes, 4.950% - 5.010%, 5/1/2007 - 1/7/2008	214,809,557
405,000,000	[1]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 5.205% - 5.220%, 5/7/2007 - 6/19/2007	404,970,828
267,500,000		Federal Home Loan Mortgage Corp. Notes, 4.000% - 5.375%, 5/16/2007 - 3/27/2008	267,378,611
30,000,000	[2]	Federal National Mortgage Association Discount Note, 4.905%, 2/29/2008	28,757,400
185,000,000	[1]	Federal National Mortgage Association Floating Rate Note, 5.190%, 6/28/2007	184,934,961
300,001,000		Federal National Mortgage Association Notes, 3.875% - 5.300%, 5/15/2007 - 1/8/2008	299,791,268
295,207,000	[1]	Housing and Urban Development Floating Rate Note, 5.549%, 5/1/2007	295,207,000
		TOTAL GOVERNMENT AGENCIES	2,271,786,758
		REPURCHASE AGREEMENTS--82.6%
714,385,000		Interest in $2,000,000,000 joint repurchase agreement 5.24%, dated 4/30/2007 under which ABN AMRO Bank NV, New York will repurchase U.S. Government Agency securities with various maturities to 9/1/2045 for $2,000,291,111 on 5/1/2007. The market value of the underlying securities at the end of the period was $2,046,331,666.	714,385,000
250,000,000		Repurchase agreement 5.00%, dated 4/30/2007 under which BNP Paribas Securities Corp. will repurchase U.S. Government Agency securities with various maturities to 10/19/2015 for $250,034,722 on 5/1/2007. The market value of the underlying securities at the end of the period was $255,037,606.	250,000,000
1,331,000		Interest in $1,499,000,000 joint repurchase agreement 5.12%, dated 4/30/2007 under which BNP Paribas Securities Corp. will repurchase U.S. Treasury securities with various maturities to 1/15/2026 for $1,499,213,191 on 5/1/2007. The market value of the underlying securities at the end of the period was $1,529,197,992.	1,331,000
550,000,000		Interest in $1,250,000,000 joint repurchase agreement 5.24%, dated 4/30/2007 under which BNP Paribas Securities Corp. will repurchase U.S. Government Agency securities with various maturities to 11/20/2036 for $1,250,181,944 on 5/1/2007. The market value of the underlying securities at the end of the period was $1,284,874,227.	550,000,000
1,000,000,000		Repurchase agreement 5.18%, dated 4/30/2007 under which Banc of America Securities LLC will repurchase U.S. Government Agency securities with various maturities to 12/16/2046 for $1,000,143,889 on 5/1/2007. The market value of the underlying securities at the end of the period was $1,026,492,581.	1,000,000,000
1,498,800,000		Interest in $3,000,000,000 joint repurchase agreement 5.24%, dated 4/30/2007 under which Banc of America Securities LLC will repurchase U.S. Government Agency securities with various maturities to 2/25/2037 for $3,000,436,667 on 5/1/2007. The market value of the underlying securities at the end of the period was $3,083,735,331.	1,498,800,000
150,000,000		Interest in $200,000,000 joint repurchase agreement 5.25%, dated 4/30/2007 under which Banc of America Securities LLC will repurchase U.S. Government Agency securities with various maturities to 2/25/2037 for $200,029,167 on 5/1/2007. The market value of the underlying securities at the end of the period was $206,030,042.	150,000,000
1,240,000,000		Interest in $4,600,000,000 joint repurchase agreement 5.24%, dated 4/30/2007 under which Barclays Capital, Inc. will repurchase U.S. Government Agency securities with various maturities to 3/14/2017 for $4,600,669,556 on 5/1/2007. The market value of the underlying securities at the end of the period was $4,692,683,598.	1,240,000,000
120,000,000	[3]	Interest in $295,000,000 joint repurchase agreement 5.285%, dated 4/11/2007 under which Barclays Capital, Inc. will repurchase U.S. Government Agency securities with various maturities to 1/25/2037 for $310,763,981 on 4/10/2008. The market value of the underlying securities at the end of the period was $303,116,635.	120,000,000
310,000,000		Interest in $1,310,000,000 joint repurchase agreement 5.25%, dated 4/30/2007 under which Credit Suisse First Boston LLC will repurchase U.S. Government Agency securities with various maturities to 8/16/2043 for $1,310,191,042 on 5/1/2007. The market value of the underlying securities at the end of the period was $1,349,306,652.	310,000,000
150,000,000		Interest in $1,000,000,000 joint repurchase agreement 5.24%, dated 4/30/2007 under which Deutsche Bank Securities, Inc. will repurchase U.S. Government Agency securities with various maturities to 4/1/2037 for $1,000,145,556 on 5/1/2007. The market value of the underlying securities at the end of the period was $3,073,452,330.	150,000,000
1,000,000,000		Interest in $2,000,000,000 joint repurchase agreement 5.24%, dated 4/30/2007 under which Deutsche Bank Securities, Inc. will repurchase U.S. Government Agency securities with various maturities to 4/1/2037 for $2,000,291,111 on 5/1/2007. The market value of the underlying securities at the end of the period was $3,073,452,330.	1,000,000,000
165,000,000	[3]	Interest in $500,000,000 joint repurchase agreement 5.27%, dated 4/13/2007 under which Deutsche Bank Securities, Inc. will repurchase U.S. Government Agency securities with various maturities to 5/1/2037 for $502,269,028 on 5/14/2007. The market value of the underlying securities at the end of the period was $512,318,830.	165,000,000
982,328,000		Interest in $4,000,000,000 joint repurchase agreement 5.24%, dated 4/30/2007 under which ING Financial Markets LLC will repurchase U.S. Government Agency securities with various maturities to 7/1/2046 for $4,000,582,222 on 5/1/2007. The market value of the underlying securities at the end of the period was $4,120,000,871.	982,328,000
107,000,000		Interest in $193,000,000 joint repurchase agreement 4.97%, dated 4/30/2007 under which J.P. Morgan Securities, Inc. will repurchase U.S. Government Agency securities with various maturities to 10/29/2007 for $193,026,645 on 5/1/2007. The market value of the underlying securities at the end of the period was $196,863,435.	107,000,000
30,580,000		Interest in $620,580,000 joint repurchase agreement 5.24%, dated 4/30/2007 under which Merrill Lynch Government Securities will repurchase U.S. Government Agency securities with various maturities to 5/25/2037 for $620,670,329 on 5/1/2007. The market value of the underlying securities at the end of the period was $639,197,474.	30,580,000
175,000,000	[3]	Interest in $400,000,000 joint repurchase agreement 5.31%, dated 2/2/2007 under which Morgan Stanley & Co. will repurchase U.S. Government Agency securities with various maturities to 5/1/2037 for $410,443,000 on 8/1/2007. The market value of the underlying securities at the end of the period was $419,162,269.	175,000,000
905,000,000		Interest in $2,000,000,000 joint repurchase agreement 5.24%, dated 4/30/2007 under which Societe Generale, London will repurchase U.S. Government Agency securities with various maturities to 3/20/2037 for $2,000,291,111 on 5/1/2007. The market value of the underlying securities at the end of the period was $2,049,502,630.	905,000,000
25,000,000		Interest in $100,000,000 joint repurchase agreement 5.07%, dated 4/30/2007 under which UBS Securities LLC will repurchase U.S. Government Agency securities with various maturities to 4/1/2020 for $100,014,083 on 5/1/2007. The market value of the underlying securities at the end of the period was $102,001,738.	25,000,000
250,000,000		Interest in $1,775,000,000 joint repurchase agreement 5.11%, dated 4/30/2007 under which UBS Securities LLC will repurchase U.S. Treasury securities with various maturities to 5/15/2020 for $1,775,251,951 on 5/1/2007. The market value of the underlying securities at the end of the period was $1,810,501,102.	250,000,000
998,800,000		Interest in $2,000,000,000 joint repurchase agreement 5.24%, dated 4/30/2007 under which UBS Securities LLC will repurchase U.S. Government Agency securities with various maturities to 9/15/2035 for $2,000,291,111 on 5/1/2007. The market value of the underlying securities at the end of the period was $2,060,001,004.	998,800,000
27,000,000	[3]	Interest in $68,000,000 joint repurchase agreement 5.26%, dated 3/20/2007 under which UBS Securities LLC will repurchase a U.S. Government Agency security maturing on 3/15/2037 for $68,924,007 on 6/22/2007. The market value of the underlying security at the end of the period was $70,452,855.	27,000,000
121,000,000	[3]	Interest in $285,000,000 joint repurchase agreement 5.29%, dated 11/8/2006 under which UBS Securities LLC will repurchase U.S. Government Agency securities with various maturities to 3/15/2037 for $300,202,138 on 11/7/2007. The market value of the underlying securities at the end of the period was $297,091,102.	121,000,000
		TOTAL REPURCHASE AGREEMENTS	10,771,224,000
		TOTAL INVESTMENTS---100.0% (AT AMORTIZED COST)[4]	13,043,010,758
		OTHER ASSETS AND LIABILITIES---NET--0.0%	838,061
		TOTAL NET ASSETS---100%	$13,043,848,819

1	Floating rate note with current rate and next reset date shown.
2	Discount rate at time of purchase.
3	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
4	Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2007.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.

Government Obligations Tax Managed Fund

Portfolio of Investments

April 30, 2007 (unaudited)

Principal Amount	Value

		GOVERNMENT AGENCIES--100.0%
$144,700,000	[1]	Federal Farm Credit System Discount Notes, 5.080% - 5.130%, 5/21/2007 - 8/27/2007	$143,369,601
1,158,185,000	[2]	Federal Farm Credit System Floating Rate Notes, 5.170% - 5.260%, 5/1/2007 - 7/27/2007	1,157,990,547
63,770,000		Federal Farm Credit System Notes, 2.625% - 7.250%, 6/6/2007 - 9/17/2007	63,287,026
1,492,870,000	[1]	Federal Home Loan Bank System Discount Notes, 5.060% - 5.163%, 5/1/2007 - 7/27/2007	1,486,495,123
366,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 5.165% - 5.200%, 5/14/2007 - 7/17/2007	365,888,922
265,430,000		Federal Home Loan Bank System Notes, 4.250% - 7.625%, 5/11/2007 - 4/18/2008	265,328,165
289,000,000	[1]	Tennessee Valley Authority Discount Notes, 5.118% - 5.150%, 5/3/2007 - 6/14/2007	287,947,571
		TOTAL INVESTMENTS—100.0% (AT AMORTIZED COST)[3]	3,770,306,955
		OTHER ASSETS AND LIABILITIES—NET—(0.0)%	(800,581)
		TOTAL NET ASSETS—100%	$3,769,506,374

1	Discount rate at time of purchase.
2	Floating rate note with current rate and next reset date shown.
3	Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2007.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.

Liquid Cash Trust

Portfolio of Investments

April 30, 2007 (unaudited)

Principal Amount	Value

	REPURCHASE AGREEMENTS--100.1%
$6,250,000	Interest in $1,499,000,000 joint repurchase agreement, 5.12%, dated 4/30/2007 under which BNP Paribas Securities Corp., will repurchase U.S. Treasury securities with various maturities to 1/15/2026 for $1,499,213,191 on 5/1/2007. The market value of the underlying securities at the end of the period was $1,529,197,992.	$6,250,000
15,000,000	Interest in $1,250,000,000 joint repurchase agreement, 5.24%, dated 4/30/2007 under which BNP Paribas Securities Corp., will repurchase U.S. Government Agency securities with various maturities to 11/20/2036 for $1,250,181,944 on 5/1/2007. The market value of the underlying securities at the end of the period was $1,284,874,227.	15,000,000
15,000,000	Interest in $2,000,000,000 joint repurchase agreement, 5.24%, dated 4/30/2007 under which Bear Stearns & Co., Inc., will repurchase U.S. Government Agency securities with various maturities to 5/1/2037 for $2,000,291,111 on 5/1/2007. The market value of the underlying securities at the end of the period was $2,040,002,954.	15,000,000
15,000,000	Interest in $1,310,000,000 joint repurchase agreement, 5.25%, dated 4/30/2007 under which CS First Boston Corp., will repurchase U.S Government Agency securities with various maturities to 8/16/2043 for $1,310,191,042 on 5/1/2007. The market value of the underlying securities at the end of the period was $1,349,306,652.	15,000,000
15,000,000	Interest in $1,000,000,000 joint repurchase agreement, 5.24%, dated 4/30/2007 under which HSBC Securities, Inc., will repurchase U.S. Government Agency securities with various maturities to 5/1/2037 for $1,000,145,556 on 5/1/2007. The market value of the underlying securities at the end of the period was 1,029,409,460.	15,000,000
15,000,000	Interest in $4,000,000,000 joint repurchase agreement, 5.24%, dated 4/30/2007 under which ING Financial Markets LLC, will repurchase U.S. Government Agency securities with various maturities to 7/1/2046 for $4,000,582,222 on 5/1/2007. The market value of the underlying securities at the end of the period was $4,120,000,871.	15,000,000
15,000,000	Interest in $2,000,000,000 joint repurchase agreement, 5.24%, dated 4/30/2007 under which Societe Generale, London, will repurchase U.S. Government Agency securities with various maturities to 3/20/2037 for $2,000,291,111 on 5/1/2007. The market value of the underlying securities at the end of the period was $2,049,502,630.	15,000,000
	TOTAL INVESTMENTS – 100.1% (AT AMORTIZED COST)[1]	96,250,000
	OTHER ASSETS AND LIABILITIES –NET-- (0.1)%	(115,834)
	TOTAL NET ASSETS – 100%	$96,134,166

1	Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2007.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.

Liberty U.S. Government Money Market Trust

Portfolio of Investments

April 30, 2007 (unaudited)

Principal Amount	Value

		GOVERNMENT AGENCIES--21.5%
$10,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 5.190% - 5.200%, 6/8/2007 - 6/19/2007	$9,998,687
6,180,000		Federal Home Loan Bank System Notes, 5.250% - 5.500%, 6/21/2007 - 4/18/2008	6,180,560
5,300,000	[2]	Federal Home Loan Mortgage Corp. Discount Notes, 4.950% - 5.020%, 5/1/2007 - 1/7/2008	5,211,790
14,000,000	[1]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 5.205% - 5.220%, 5/7/2007 - 6/19/2007	13,999,008
7,000,000		Federal Home Loan Mortgage Corp. Notes, 3.750% - 5.375%, 5/16/2007 - 3/27/2008	6,996,070
500,000	[2]	Federal National Mortgage Association Discount Notes, 4.905%, 2/29/2008	479,290
5,000,000	[1]	Federal National Mortgage Association Floating Rate Notes, 5.190%, 6/28/2007	4,998,242
10,450,000		Federal National Mortgage Association Notes, 3.500% - 5.300%, 5/15/2007 - 1/28/2008	10,431,318
		TOTAL GOVERNMENT AGENCIES	58,294,965
		REPURCHASE AGREEMENTS--78.4%
1,000,000	[3]	Interest in $295,000,000 joint repurchase agreement 5.285%, dated 4/11/2007 under which Barclays Capital Inc. will repurchase U.S. Government Agency securities with various maturities to 1/25/2037 for $294,913,385 on 4/10/2008. The market value of the underlying securities at the end of the period was $303,116,635.	1,000,000
12,823,000		Interest in $1,499,000,000 joint repurchase agreement 5.120%, dated 4/30/2007 under which BNP Paribas Securities Corp., will repurchase U.S. Government Agency securities with various maturities to 1/15/2026 for $1,499,213,191 on 5/1/2007. The market value of the underlying securities at the end of the period was $1,529,197,992.	12,823,000
33,000,000		Interest in $1,250,000,000 joint repurchase agreement 5.240%, dated 4/30/2007 under which BNP Paribas Securities Corp. will repurchase U.S. Government Agency securities with various maturities to 11/20/2036 for $1,250,181,944 on 5/1/2007. The market value of the underlying securities at the end of the period was $1,284,874,227.	33,000,000
33,000,000		Interest in $1,310,000,000 joint repurchase agreement 5.250%, dated 4/30/2007 under which Credit Suisse First Boston LLC will repurchase U.S. Government Agency securities with various maturities to 8/16/2043 for $1,310,191,042 on 5/1/2007. The market value of the underlying securities at the end of the period was $1,349,306,652.	33,000,000
6,000,000	[3]	Interest in $500,000,000 joint repurchase agreement 5.270%, dated 4/13/2007 under which Deutsche Bank Securities, Inc. will repurchase U.S. Government Agency securities with various maturities to 5/1/2037 for $502,269,028 on 5/14/2007. The market value of the underlying securities at the end of the period was $512,318,830.	6,000,000
33,000,000		Interest in $4,000,000,000 joint repurchase agreement 5.240%, dated 4/30/2007 under which ING Financial Markets LLC will repurchase U.S. Government Agency securities with various maturities to 7/1/2046 for $4,000,582,222 on 5/1/2007. The market value of the underlying securities at the end of the period was $4,120,000,871.	33,000,000
4,000,000	[3]	Interest in $400,000,000 joint repurchase agreement 5.310%, dated 2/2/2007 under which Morgan Stanley & Co., Inc., will repurchase U.S. Government Agency securities with various maturities to 5/1/2037 for $410,443,000 on 8/1/2007. The market value of the underlying securities at the end of the period was $419,162,269.	4,000,000
33,000,000		Interest in $2,000,000,00 joint repurchase agreement 5.240%, dated 4/30/2007 under which Societe Generale, New York will repurchase U.S. Government Agency securities with various maturities to 3/20/2037 for $2,000,291,111 on 5/1/2007. The market value of the underlying securities at the end of the period was $2,049,502,630.	33,000,000
1,000,000	[3]	Interest in $68,000,000 joint repurchase agreement 5.260%, dated 3/20/2007 under which UBS Securities LLC will repurchase a U.S. Government Agency security maturing on 3/15/2037 for $68,924,007 on 6/22/2007. The market value of the underlying security at the end of the period was $70,452,855.	1,000,000
2,000,000	[3]	Interest in $285,000,000 joint repurchase agreement 5.290%, dated 11/8/2006 under which UBS Securities LLC will repurchase U.S. Government Agency securities with various maturities to 3/15/2037 for $300,202,138 on 11/7/2007. The market value of the underlying securities at the end of the period was $297,091,102.	2,000,000
54,000,000		Interest in $200,000,000 joint repurchase agreement 5.240%, dated 4/30/2007 under which WestLB AG will repurchase U.S. Government Agency securities with various maturities to 10/1/2036 for $200,029,111 on 5/1/2007. The market value of the underlying security at the end of the period was $204,889,305.	54,000,000
		TOTAL REPURCHASE AGREEMENTS (AT COST)	212,823,000
		TOTAL INVESTMENTS ---99.9% (AT AMORTIZED COST)[4]	271,117,965
		OTHER ASSETS AND LIABILITIES—NET—0.1%	336,482
		TOTAL NET ASSETS—100%	$271,454,447

1	Floating rate note with current rate and next reset date shown.
2	Discount rate at time of purchase.
3	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
4	Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2007.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.

Money Market Management

Portfolio of Investments

April 30, 2007 (unaudited)

Principal Amount			Value
		ASSET-BACKED SECURITIES--0.9%
		Finance - Automotive--0.7%
$173,989	[1]	CAL Securitization Trust 2006-1, Class A1, 5.400%, 12/17/2007	$173,989
67,869		Nissan Auto Lease Trust 2006-A, Class A1, 5.346%, 12/14/2007	67,869
		TOTAL	241,858
		Finance - Equipment--0.2%
82,220	[1,2]	Marlin Leasing Receivables X LLC (Series 2006-1), Class A1, 5.475%, 9/17/2007	82,219
		TOTAL ASSET-BACKED SECURITIES	324,077
		CERTIFICATES OF DEPOSIT--2.0%
		Banking--2.0%
200,000		Credit Suisse, Zurich, 5.290%, 4/11/2008	200,000
500,000		Societe Generale, Paris, 5.190%, 10/9/2007	499,651
		TOTAL CERTIFICATES OF DEPOSIT	699,651
		COLLATERALIZED LOAN AGREEMENTS--25.0%
		Banking--13.9%
1,000,000		Credit Suisse First Boston LLC, 5.392%, 5/1/2007	1,000,000
1,000,000		Deutsche Bank Securities, Inc., 5.350%, 5/18/2007	1,000,000
1,000,000		Fortis Bank SA/NV, 5.362%, 5/1/2007	1,000,000
1,000,000		Greenwich Capital Markets, Inc., 5.412%, 5/1/2007	1,000,000
1,000,000		WAMU Capital Corp., 5.512%, 5/1/2007	1,000,000
		TOTAL	5,000,000
		Brokerage--11.1%
1,000,000		Bear Stearns & Co., Inc., 5.432%, 5/1/2007	1,000,000
1,000,000		Citigroup Global Markets, Inc., 5.412%, 5/1/2007	1,000,000
1,000,000		Merrill Lynch, Pierce, Fenner and Smith, 5.413%, 5/1/2007	1,000,000
1,000,000		Morgan Stanley & Co., Inc., 5.412%, 5/1/2007	1,000,000
		TOTAL	4,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	9,000,000
		COMMERCIAL PAPER --28.7%[3]
		Brokerage--2.8%
1,000,000		Goldman Sachs Group, Inc., 5.340%, 5/7/2007	1,000,000
		Consumer Products--0.8%
300,000	[1,2]	Fortune Brands, Inc., 5.300%, 5/16/2007	299,337
		Finance - Automotive--5.6%
300,000		DaimlerChrysler North America Holding Corp., 5.340%, 5/17/2007	299,288
1,328,000		FCAR Auto Loan Trust (Series A1+/P1), 5.200% - 5.210%, 5/16/2007 - 7/9/2007	1,318,662
400,000		FCAR Auto Loan Trust (Series A1/P1), 5.190%, 9/21/2007	391,754
		TOTAL	2,009,704
		Finance - Retail--9.4%
700,000		Countrywide Financial Corp., 5.260%, 6/4/2007	696,523
1,000,000	[1,2]	Paradigm Funding LLC, 5.250%, 7/9/2007	989,937
1,682,000	[1,2]	Yorktown Capital LLC, 5.260%, 5/4/2007 - 6/1/2007	1,677,172
		TOTAL	3,363,632
		Finance - Securities--6.9%
1,500,000	[1,2]	KLIO Funding Ltd., 5.250%, 7/24/2007	1,481,625
1,000,000	[1,2]	KLIO II Funding Ltd., 5.270%, 6/22/2007	992,388
		TOTAL	2,474,013
		Food & Beverage—0.8%
300,000	[1,2]	H.J. Heinz Finance Co., (H.J. Heinz Co. LOC), 5.330%, 5/10/2007	299,600
		Oil & Oil Finance--0.8%
300,000	[1,2]	ConocoPhillips Qatar Funding Ltd., (ConocoPhillips Co. GTD), 5.300%, 7/12/2007	296,820
		Publishing and Printing--0.8%
300,000	[1,2]	Gannett Co., Inc., 5.330%, 5/14/2007	299,423
		Retail--0.8%
300,000	[1,2]	Safeway Inc., 5.380%, 5/25/2007	298,924
		TOTAL COMMERCIAL PAPER	10,341,453
		CORPORATE NOTES--1.4%
		Banking--1.5%
500,000		Barclays Bank PLC, 5.350%, 4/23/2008	500,000
		NOTES - VARIABLE --35.1%[4]
		Banking--26.7%
500,000	[1,2]	Australia & New Zealand Banking Group, Melbourne, 5.318%, 6/5/2007	500,000
1,000,000	[1,2]	BNP Paribas SA, 5.310%, 5/29/2007	1,000,000
1,000,000	[1,2]	HBOS Treasury Services PLC, 5.310%, 5/9/2007	1,000,000
985,000		Kansas City, MO Tax Increment Financing Commission, President Hotel, (Insured by MBIA Insurance Corp.), 5.350%, 5/3/2007	985,000
1,000,000	[1]	MONET Trust (Series 2000-1 Class A-2A), (Dresdner Bank AG, Frankfurt SWP), 5.420%, 6/28/2007	1,000,000
1,000,000		Marshall & Ilsley Bank, Milwaukee, 5.290%, 5/25/2007	1,000,000
1,000,000		Salvation Army (Series 2004-A), (Bank of New York LOC), 5.320%, 5/3/2007	1,000,000
2,155,000		Stratford Properties LP (Series 1998), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 5.420%, 5/1/2007	2,155,000
1,000,000		U.S. Bank, N.A., 5.379%, 7/2/2007	1,000,156
		TOTAL	9,640,156
		Finance - Retail--4.2%
1,000,000		AFS Insurance Premium Receivables Trust (Series 1994-A), 5.876%, 5/15/2007	1,000,000
500,000		SLM Corp., 5.320%, 5/14/2007	500,000
		TOTAL	1,500,000
		Finance - Securities--4.2%
500,000	[1,2]	K2 (USA) LLC, (K2 Corp. GTD), 5.325%, 5/1/2007	499,985
1,000,000	[1,2]	Sigma Finance, Inc., (Sigma Finance Corp. GTD), 5.325%, 5/1/2007	999,969
		TOTAL	1,499,954
		TOTAL NOTES - VARIABLE	12,640,110
		REPURCHASE AGREEMENT--5.3%
1,920,000		Interest in $4,600,000,000 joint repurchase agreement 5.24%, dated 4/30/2007 under which Barclays Capital, Inc. will repurchase U.S. Government Agency securities with various maturities to 3/20/2017 for $4,600,669,556 on 5/1/2007. The market value of the underlying securities at the end of the period was $4,692,683,598.	1,920,000
		TOTAL INVESTMENTS --- 98.4% (AT AMORTIZED COST)[5]	35,425,291
		OTHER ASSETS AND LIABILITIES --- NET --- 1.6%	584,373
		TOTAL NET ASSETS --- 100%	$36,009,664

1
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2007, these restricted securities amounted to $11,891,388, which represented 33.0% of total net assets.

2
Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At April 30, 2007, these liquid restricted securities amounted to $10,717,399, which represented 29.8% of total net assets.

3	Discount rate at time of purchase for discount issues, or the coupon for interest bearing issues.
4	Floating rate notes with current rate and next reset date shown.
5	Also represents costs for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2007.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.

Restricted Securities
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, held at April 30, 2007, is as follows:

Security	Acquistion Date	Acquistion Cost
CAL Securitization Trust 2006-1, Class A1, 5.400%, 12/17/2007	12/14/2006	$173,989
MONET Trust (Series 2000-1 Class A-2A), (Dresdner Bank AG, Frankfurt Swap Agreement), 5.420%, 6/28/2007	6/1/2005	$1,000,000

The following acronyms are used throughout this portfolio:

GTD	--Guaranteed
INS	--Insured
LOC	--Letter of Credit
SA	--Support Agreement
SWP	--Swap Agreement

Municipal Obligations Fund

Portfolio of Investments

April 30, 2007 (unaudited)

Principal Amount	Value

		SHORT-TERM MUNICIPALS----106.0%[1,2]
		Alabama--2.1%
$4,500,000		Alabama HFA MFH, (Series 2002A: Sterling Pointe Apartments), Weekly VRDNs (Oxford Pointe LP)/(Regions Bank, Alabama LOC), 4.030%, 5/3/2007	$4,500,000
7,840,000		Alabama HFA MFH, (Series 2003A), Weekly VRDNs (Lakeshore Crossing Apartments Ltd.)/ (Compass Bank, Birmingham LOC), 4.050%, 5/3/2007	7,840,000
4,190,000		Alabama HFA MFH, (Series 2004A: Phoenix Apartments), Weekly VRDNs (Phoenix Arts LLC)/(Regions Bank, Alabama LOC), 4.100%, 5/3/2007	4,190,000
7,860,000	[3,4]	Alabama HFA Single Family, Class A Certificates (Series 7049), Weekly VRDNs (GNMA COL)/(Bear Stearns Cos., Inc. LIQ), 4.000%, 5/3/2007	7,860,000
1,410,000		Calhoun County, AL Economic Development Council Weekly VRDNs (Fabarc Steel Co.)/ (Regions Bank, Alabama LOC), 4.070%, 5/2/2007	1,410,000
17,000,000		Decatur, AL IDB, (Series 2003-A), Weekly VRDNs (Nucor Steel Decatur LLC)/(Nucor Corp. GTD), 4.030%, 5/2/2007	17,000,000
60,000,000		Jefferson County, AL Sewer System, Warrants (Series 2002C-6), Weekly VRDNs (XL Capital Assurance Inc. INS)/(Societe Generale, Paris LIQ), 3.950%, 5/3/2007	60,000,000
4,175,000		Mobile, AL Solid Waste Authority, (Series 2003: Chastang), Weekly VRDNs (Waste Management, Inc.)/(Wachovia Bank N.A. LOC), 4.010%, 5/3/2007	4,175,000
6,600,000		Tuscaloosa County, AL IDA, (1995 Series A), Weekly VRDNs (Nucor Corp.), 4.030%, 5/2/2007	6,600,000
		TOTAL	113,575,000
		Alaska--1.0%
3,750,000	[3,4]	Alaska International Airports System, MERLOTS (Series 1999I), Weekly VRDNs (AMBAC INS)/(Wachovia Bank N.A. LIQ), 4.040%, 5/2/2007	3,750,000
9,500,000	[3,4]	Alaska State Housing Finance Corp., PUTTERs (Series 1398), Weekly VRDNs (MBIA Insurance Corp. INS)/(J.P. Morgan Chase & Co. LIQ), 4.020%, 5/3/2007	9,500,000
13,430,000		Valdez, AK Marine Terminal, (Series 1993 A), Daily VRDNs (Exxon Pipeline Co.)/(Exxon Mobil Corp. GTD), 4.100%, 5/1/2007	13,430,000
24,500,000		Valdez, AK Marine Terminal, (Series 1994A), 3.680% TOBs (Phillips Transportation Alaska, Inc.)/(ConocoPhillips GTD), Optional Tender 6/1/2007	24,500,000
6,015,000		Valdez, AK Marine Terminal, (Series 1994B), 3.680% TOBs (Phillips Transportation Alaska, Inc.)/(ConocoPhillips GTD), Optional Tender 6/1/2007	6,015,000
		TOTAL	57,195,000
		Arizona--0.8%
1,920,000		Casa Grande, AZ IDA, (Series 2002A), Weekly VRDNs (Price Cos, Inc.)/(Bank of America N.A. LOC), 4.000%, 5/3/2007	1,920,000
3,675,000		Maricopa County, AZ, IDA, (Series 2000A), Weekly VRDNs (Las Gardenias Apartments LP)/(FNMA LOC), 3.980%, 5/3/2007	3,675,000
2,900,000		Maricopa County, AZ, IDA, MFH Revenue Bonds (Series 2002), Weekly VRDNs (San Remo Apartments LP)/(FNMA LOC), 3.980%, 5/3/2007	2,900,000
3,700,000		Pinal County, AZ IDA, (Series 2002), Weekly VRDNs (Milky Way Dairy LLC)/(Rabobank Nederland, Utrecht LOC), 4.010%, 5/3/2007	3,700,000
2,000,000		Pinal County, AZ IDA, (Series 2005), Weekly VRDNs (Three C Eloy LLC)/(Bank of America N.A. LOC), 4.020%, 5/3/2007	2,000,000
27,500,000		Show Low, AZ IDA, (Series 2006), Weekly VRDNs (Snowflake White Mountain Power LLC)/ (JPMorgan Chase Bank, N.A. LOC), 4.020%, 5/3/2007	27,500,000
		TOTAL	41,695,000
		Arkansas--1.3%
1,000,000		Arkadelphia, AR, IDRBs (Series 1996), Weekly VRDNs (Siplast, Inc.)/(Danske Bank A/S LOC), 4.050%, 5/3/2007	1,000,000
5,130,000		Arkansas Development Finance Authority, (Series 1995), Weekly VRDNs (Paco Steel & Engineering Corp.)/(JPMorgan Chase Bank, N.A. LOC), 3.990%, 5/3/2007	5,130,000
16,800,000		Blytheville, AR, (Series 1998), Weekly VRDNs (Nucor Corp.), 4.030%, 5/2/2007	16,800,000
34,400,000		Blytheville, AR, (Series 2002), Weekly VRDNs (Nucor Corp.), 4.000%, 5/2/2007	34,400,000
8,000,000		Crossett, AR, (Series 1997), Weekly VRDNs (Bemis Co., Inc.), 4.240%, 5/3/2007	8,000,000
7,100,000		Siloam Springs, AR, IDRBs (Series 1994), Weekly VRDNs (La-Z Boy Chair Co.)/(JPMorgan Chase Bank, N.A. LOC), 4.020%, 5/3/2007	7,100,000
		TOTAL	72,430,000
		California--3.4%
11,500,000		California Infrastructure & Economic Development Bank, (Series 2002: Academy of Motion Picture Arts and Sciences), Weekly VRDNs (The Vine Street Archive Foundation)/(AMBAC INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.920%, 5/3/2007	11,500,000
1,245,000		California PCFA, (Series 1997A), Weekly VRDNs (West Valley MRF LLC)/(Union Bank of California, N.A. LOC), 4.000%, 5/2/2007	1,245,000
715,000		California PCFA, (Series 1998A), Weekly VRDNs (Santa Clara Valley Industries LLC)/ (Comerica Bank LOC), 4.000%, 5/2/2007	715,000
1,880,000		California PCFA, (Series 1999B), Weekly VRDNs (GreenWaste Recovery, Inc.)/(Comerica Bank LOC), 4.000%, 5/2/2007	1,880,000
4,100,000		California PCFA, (Series 2000A), Weekly VRDNs (Sunset Waste Paper, Inc.)/(Comerica Bank LOC), 4.000%, 5/2/2007	4,100,000
5,200,000		California PCFA, (Series 2000A), Weekly VRDNs (West Valley MRF LLC)/(Union Bank of California, N.A. LOC), 4.000%, 5/2/2007	5,200,000
1,550,000		California PCFA, (Series 2001), Weekly VRDNs (Bos Farms)/(Bank of America N.A. LOC), 4.060%, 5/3/2007	1,550,000
6,815,000		California PCFA, (Series 2001), Weekly VRDNs (Brawley Beef, LLC)/(Rabobank Nederland, Utrecht LOC), 4.060%, 5/3/2007	6,815,000
5,000,000		California PCFA, (Series 2001A), Weekly VRDNs (Western Sky Dairy)/(Bank of America N.A. LOC), 4.060%, 5/3/2007	5,000,000
6,000,000		California PCFA, (Series 2002), Weekly VRDNs (Bidart Dairy II LLC)/(Wells Fargo Bank, N.A. LOC), 4.060%, 5/3/2007	6,000,000
2,940,000		California PCFA, (Series 2002), Weekly VRDNs (T & W Farms)/(Bank of America N.A. LOC), 4.060%, 5/3/2007	2,940,000
3,165,000		California PCFA, (Series 2002A), Weekly VRDNs (Mission Trail Waste Systems, Inc.)/ (Comerica Bank LOC), 4.000%, 5/2/2007	3,165,000
4,060,000		California PCFA, (Series 2002A), Weekly VRDNs (South Lake Refuse Co. LLC)/(Comerica Bank LOC), 4.000%, 5/2/2007	4,060,000
2,365,000		California PCFA, (Series 2002A), Weekly VRDNs (Sunset Waste Paper, Inc.)/(Comerica Bank LOC), 4.000%, 5/2/2007	2,365,000
8,000,000		California PCFA, (Series 2003), Weekly VRDNs (B & B Dairy, LLC)/(Key Bank, N.A. LOC), 4.060%, 5/3/2007	8,000,000
2,000,000		California PCFA, (Series 2003), Weekly VRDNs (C.A. and E.J. Vanderham Family Trust)/ (Bank of America N.A. LOC), 4.060%, 5/3/2007	2,000,000
1,800,000		California PCFA, (Series 2003), Weekly VRDNs (George Borba & Son Dairy)/(Wells Fargo Bank, N.A. LOC), 4.060%, 5/3/2007	1,800,000
2,350,000		California PCFA, (Series 2003: JDS Ranch), Weekly VRDNs (John & Jacqueline Scheenstra Trust)/(Wachovia Bank N.A. LOC), 4.060%, 5/3/2007	2,350,000
9,000,000	[3,4]	California PCFA, (Series 2004 F11J), Weekly VRDNs (Waste Management, Inc.)/(Lehman Brothers Holdings, Inc. SWP), 4.040%, 5/2/2007	9,000,000
2,000,000		California PCFA, (Series 2004), Weekly VRDNs (A & M Farms)/(Wachovia Bank N.A. LOC), 4.060%, 5/3/2007	2,000,000
7,280,000		California PCFA, (Series 2005A), Weekly VRDNs (BLT Enterprises of Fremont, LLC)/(Union Bank of California, N.A. LOC), 4.000%, 5/2/2007	7,280,000
4,680,000		California PCFA, (Series 2005A), Weekly VRDNs (Napa Recycling & Waste Services LLC)/ (Union Bank of California, N.A. LOC), 4.000%, 5/2/2007	4,680,000
2,960,000		California PCFA, (Series 2005A), Weekly VRDNs (Sunset Waste Paper, Inc.)/(Comerica Bank LOC), 4.000%, 5/2/2007	2,960,000
3,075,000		California PCFA, (Series 2006A), Weekly VRDNs (GreenWaste Recovery, Inc.)/(Comerica Bank LOC), 4.000%, 5/2/2007	3,075,000
4,115,000		California PCFA, (Series 2006A), Weekly VRDNs (Marin Sanitary Service)/(Comerica Bank LOC), 4.000%, 5/2/2007	4,115,000
1,345,000		California PCFA, (Series 2006A), Weekly VRDNs (Pena's Disposal, Inc.)/(Comerica Bank LOC), 4.000%, 5/2/2007	1,345,000
8,905,000		California PCFA, (Series 2006A), Weekly VRDNs (Rainbow Disposal Co., Inc.)/(Union Bank of California, N.A. LOC), 4.000%, 5/2/2007	8,905,000
2,240,000		California PCFA, (Series 2006B), Weekly VRDNs (Desert Properties LLC)/(Union Bank of California, N.A. LOC), 4.000%, 5/2/2007	2,240,000
10,000,000		California PCFA, (Series 2007A), Weekly VRDNs (CR&R, Inc.)/(Bank of the West, San Francisco, CA LOC), 3.980%, 5/2/2007	10,000,000
4,110,000		California PCFA, (Series 2007A), Weekly VRDNs (Garden City Sanitation, Inc.)/(Comerica Bank LOC), 4.000%, 5/2/2007	4,110,000
5,645,000	[3,4]	California Statewide Communities Development Authority, (PT-2001), Weekly VRDNs (Vista Montana Apartments)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 4.010%, 5/3/2007	5,645,000
2,515,000		California Statewide Communities Development Authority, (Series 1996-H), Weekly VRDNs (Levecke LLC)/(City National Bank LOC), 4.080%, 5/2/2007	2,515,000
5,000,000		California Statewide Communities Development Authority, (Series 2006), Weekly VRDNs (Gateway Circle LLC)/(Key Bank, N.A. LOC), 4.010%, 5/3/2007	5,000,000
11,500,000	[3,4]	GS Pool Trust (Series 2006-24TP), Weekly VRDNs (IXIS Financial Products Inc. INS)/ (Goldman Sachs Group, Inc. LIQ), 4.020%, 5/3/2007	11,500,000
3,435,000	[3,4]	GS Pool Trust (Series 2006-54TP), Weekly VRDNs (IXIS Financial Products Inc. INS)/ (Goldman Sachs Group, Inc. LIQ), 4.020%, 5/3/2007	3,435,000
19,995,000	[3,4]	Los Angeles, CA Unified School District, (Series 2002-JPMC2), Weekly VRDNs (MBIA Insurance Corp. INS)/(J.P. Morgan Chase & Co. LIQ), 3.900%, 5/2/2007	19,995,000
7,000,000		Torrance, CA, (Series 1992: Hospital Revenue Bonds), Weekly VRDNs (Torrance Memorial Medical Center)/(JPMorgan Chase Bank, N.A. LOC), 3.890%, 5/3/2007	7,000,000
		TOTAL	185,485,000
		Colorado--1.3%
59,975,000	[3,4]	Denver Urban Renewal Authority, Stapleton Tax Increment Revenue (Series 2004 FR/RI-F7J), Weekly VRDNs (Lehman Brothers Holdings, Inc. SWP), 4.050%, 5/2/2007	59,975,000
5,500,000	[3,4]	Denver, CO City & County Airport Authority, (PT-782), Weekly VRDNs (FGIC INS)/(Merrill Lynch & Co., Inc. LIQ), 4.000%, 5/3/2007	5,500,000
5,215,000	[3,4]	Denver, CO City & County Airport Authority, MERLOTS (Series 2007-C22), Weekly VRDNs (FGIC INS)/(Bank of New York LIQ), 4.040%, 5/2/2007	5,215,000
		TOTAL	70,690,000
		District of Columbia--0.4%
16,600,000	[3,4]	District of Columbia HFA, (Series 2005 BNY5), Weekly VRDNs (Trinity Plus Funding Co. LLC)/(Bank of New York LIQ), 4.040%, 5/3/2007	16,600,000
3,140,000	[3,4]	District of Columbia HFA, (Series 2005 BNY6), Weekly VRDNs (Trinity Plus Funding Co. LLC)/(Bank of New York LIQ), 4.040%, 5/3/2007	3,140,000
		TOTAL	19,740,000
		Florida--5.0%
9,000,000		Alachua County, FL, IDRBs (Series 1997), Weekly VRDNs (Florida Rock Industries, Inc.)/ (Bank of America N.A. LOC), 4.000%, 5/3/2007	9,000,000
7,124,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Florida-AMT)/(Series 2005-17), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 4.040%, 5/3/2007	7,124,000
2,500,000		Coconut Creek, FL, (Series 2002), Weekly VRDNs (Elite Aluminum Corp.)/(Bank of America N.A. LOC), 4.000%, 5/3/2007	2,500,000
6,000,000	[3,4]	Florida Housing Finance Corp., Class A Certificates (Series 3051), Weekly VRDNs (Bear Stearns Cos., Inc. LIQ), 4.000%, 5/3/2007	6,000,000
7,865,000		Florida Housing Finance Corp., Wellesley Apartments (Series 2003 O), Weekly VRDNs (TWC Sixty-Seven)/(Citibank N.A., New York LOC), 4.020%, 5/2/2007	7,865,000
6,500,000		Greater Orlando, FL Aviation Authority Weekly VRDNs (Cessna Aircraft Co.)/(Textron Inc. GTD), 5.060%, 5/2/2007	6,500,000
7,835,000	[3,4]	Hillsborough County, FL Aviation Authority, (MT-126), 3.690% TOBs (Tampa International Airport)/(AMBAC INS)/(Svenska Handelsbanken, Stockholm LIQ), Optional Tender 11/8/2007	7,835,000
4,190,000		Hillsborough County, FL HFA, (Series 2005), Weekly VRDNs (Claymore Crossings Apartments)/(Citibank NA, New York LOC), 3.980%, 5/2/2007	4,190,000
8,790,000		Hillsborough County, FL HFA, (Series 2006), Weekly VRDNs (Brandywine Apartments)/ (Citibank NA, New York LOC), 3.980%, 5/2/2007	8,790,000
11,280,000	[3,4]	Hillsborough County, FL Port District, (MT-101), 3.700% TOBs (Tampa, FL Port Authority)/ (MBIA Insurance Corp. INS)/(Landesbank Hessen-Thueringen LIQ), Optional Tender 11/15/2007	11,280,000
5,295,000	[3,4]	Miami-Dade County, FL Aviation, (PT-2713), Weekly VRDNs (MBIA Insurance Corp. INS)/ (Merrill Lynch & Co., Inc. LIQ), 4.000%, 5/3/2007	5,295,000
8,700,000	[3,4]	Miami-Dade County, FL Aviation, ROCs (Series 525), Weekly VRDNs (XL Capital Assurance Inc. INS)/(Citibank NA, New York LIQ), 4.010%, 5/3/2007	8,700,000
21,846,000		Miami-Dade County, FL, (Series A), 3.60% CP (Miami International Airport)/(BNP Paribas SA and Dexia Bank, Belgium LOCs), Mandatory Tender 6/1/2007	21,846,000
11,034,000		Miami-Dade County, FL, (Series A), 3.600% CP (Miami International Airport)/(BNP Paribas SA and Dexia Bank, Belgium LOCs), Mandatory Tender 6/1/2007	11,034,000
13,524,000		Miami-Dade County, FL, (Series A), 3.600% CP (Miami International Airport)/(BNP Paribas SA and Dexia Bank, Belgium LOCs), Mandatory Tender 6/1/2007	13,524,000
3,000,000		Miami-Dade County, FL, (Series A), 3.620% CP (Miami International Airport)/(BNP Paribas SA and Dexia Bank, Belgium LOCs), Mandatory Tender 6/1/2007	3,000,000
40,000,000		Miami-Dade County, FL, (Series A), 3.650% CP (Miami International Airport)/(BNP Paribas SA and Dexia Bank, Belgium LOCs), Mandatory Tender 6/1/2007	40,000,000
13,650,000		Miami-Dade County, FL, (Series A), 3.650% CP (Miami International Airport)/(BNP Paribas SA and Dexia Bank, Belgium LOCs), Mandatory Tender 6/1/2007	13,650,000
17,916,000		Miami-Dade County, FL, (Series A), 3.700% CP (Miami International Airport)/(BNP Paribas SA and Dexia Bank, Belgium LOCs), Mandatory Tender 6/1/2007	17,916,000
3,620,000		Osceola County, FL HFA, (Series 2002A), Weekly VRDNs (Regatta Bay Apartments)/(FNMA LOC), 3.980%, 5/2/2007	3,620,000
64,785,000		St. Lucie County, FL Solid Waste Disposal, (Series 2003), Daily VRDNs (Florida Power & Light Co.), 4.110%, 5/1/2007	64,785,000
		TOTAL	274,454,000
		Georgia—2.9%
3,000,000		Atlanta, GA, Urban Residential Finance Authority, (Series 2006), Weekly VRDNs (Columbia at Sylvan Hills Apartments)/(Wachovia Bank N.A. LOC), 4.050%, 5/3/2007	3,000,000
7,000,000		Bacon, GA Industrial Building Authority, (Series 2004), Weekly VRDNs (D.L. Lee & Sons, Inc.)/(Wachovia Bank N.A. LOC), 4.000%, 5/3/2007	7,000,000
10,170,000		Clayton County, GA Housing Authority, (Series 2000: Villages at Lake Ridge Apartments), Weekly VRDNs (Timber Mills Partners LP)/(Regions Bank, Alabama LOC), 4.050%, 5/3/2007	10,170,000
26,000,000	[3,4]	Cobb County, GA Housing Authority, (Series PT-2221), Weekly VRDNs (Hickory Lake Apartments)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 4.020%, 5/3/2007	26,000,000
5,910,000		Crisp County, GA Solid Waste Management Authority, (Series 1998), Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ), 4.370%, 5/3/2007	5,910,000
8,000,000		Fayette County, GA, (Series 1998), Weekly VRDNs (Gardner Denver Machinery, Inc.)/ (National City Bank LOC), 4.000%, 5/3/2007	8,000,000
16,000,000		Fulton County, GA Development Authority, (Series 2004), Weekly VRDNs (Hidden Creste Apartments)/(Wachovia Bank N.A. LOC), 4.050%, 5/3/2007	16,000,000
4,500,000		Fulton County, GA IDA, (Series 2005), Weekly VRDNs (Phoenix Stamping Group LLC)/ (Columbus Bank and Trust Co., GA LOC), 3.990%, 5/3/2007	4,500,000
4,875,000		Gainesville and Hall County, GA Development Authority, (Series 2002), Weekly VRDNs (Fieldale Farms Corp.)/(Wachovia Bank N.A. LOC), 4.000%, 5/3/2007	4,875,000
5,000,000		Gwinnett County, GA Housing Authority, (Series 2003), Weekly VRDNs (North Glen Apartments)/(Regions Bank, Alabama LOC), 4.050%, 5/3/2007	5,000,000
5,500,000		Gwinnett County, GA Housing Authority, (Series 2006), Weekly VRDNs (Palisades at Satellite Crossing Apartments)/(SunTrust Bank LOC), 3.990%, 5/3/2007	5,500,000
22,000,000		Kennesaw, GA Development Authority, (Series 2004), Weekly VRDNs (Lakeside Vista Apartments)/(FNMA LOC), 4.010%, 5/3/2007	22,000,000
20,000,000		Mitchell County, GA Development Authority, (Series 2006), Weekly VRDNs (First United Ethanol LLC)/(Wachovia Bank N.A. LOC), 4.060%, 5/3/2007	20,000,000
8,040,000		Roswell, GA Housing Authority, (Series 2005), Weekly VRDNs (Wood Creek Apartments)/ (FNMA LOC), 3.980%, 5/3/2007	8,040,000
7,600,000		Savannah, GA EDA, (Series 1995A), Weekly VRDNs (Home Depot, Inc.), 4.010%, 5/2/2007	7,600,000
2,200,000		Tattnall County, GA IDA, (Series 1999), Weekly VRDNs (Rotary Corp.)/(Bank of America N.A. LOC), 4.000%, 5/3/2007	2,200,000
5,000,000		Wayne County, GA, IDA, (Series 2004), Weekly VRDNs (Great Southern Wood, Inc.)/ (Wachovia Bank N.A. LOC), 4.000%, 5/4/2007	5,000,000
		TOTAL	160,795,000
		Hawaii--0.5%
60,000	[3,4]	Hawaii Finance and Development Corp., MERLOTS (Series 2001 A15), Weekly VRDNs (FNMA COL)/(Wachovia Bank N.A. LIQ), 4.040%, 5/2/2007	60,000
27,000,000	[3,4]	Hawaii State Airport System, (Series 2007 FR/RI-P21), Weekly VRDNs (FGIC INS)/ (Lehman Brothers Holdings, Inc. LIQ), 4.050%, 5/2/2007	27,000,000
		TOTAL	27,060,000
		Illinois--5.6%
3,500,000		Aurora City, IL, (Series 2000), Weekly VRDNs (Cleveland Hardware & Forging Co.)/(Fifth Third Bank, Cincinnati LOC), 4.110%, 5/3/2007	3,500,000
31,000,000		Chicago, IL Midway Airport, (Series 1998A), Daily VRDNs (MBIA Insurance Corp. INS)/ (JPMorgan Chase Bank, N.A. LIQ), 4.070%, 5/1/2007	31,000,000
76,150,000		Chicago, IL Midway Airport, (Series 1998B), Daily VRDNs (MBIA Insurance Corp. INS)/ (JPMorgan Chase Bank, N.A. LIQ), 4.070%, 5/1/2007	76,150,000
28,000,000		Chicago, IL MFH Revenue, (Series 2004A), Weekly VRDNs (Central Station Residential LLC)/(FNMA LOC), 3.990%, 5/3/2007	28,000,000
8,050,000	[3,4]	Chicago, IL O'Hare International Airport, (PA-1198), Weekly VRDNs (XL Capital Assurance Inc. INS)/(Merrill Lynch & Co., Inc. LIQ), 4.000%, 5/3/2007	8,050,000
1,065,000	[3,4]	Chicago, IL O'Hare International Airport, (PT-1993), Weekly VRDNs (MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), 4.000%, 5/3/2007	1,065,000
7,000,000	[3,4]	Chicago, IL O'Hare International Airport, (PT-756), Weekly VRDNs (AMBAC INS)/ (Landesbank Hessen-Thueringen LIQ), 4.000%, 5/3/2007	7,000,000
9,995,000	[3,4]	Chicago, IL O'Hare International Airport, (PT-685), 3.690% TOBs (AMBAC INS)/(Svenska Handelsbanken, Stockholm LIQ), Optional Tender 11/8/2007	9,995,000
7,810,000	[3,4]	Chicago, IL O'Hare International Airport, ROCs (Series 239), Weekly VRDNs (FSA INS)/ (Citibank NA, New York LIQ), 4.010%, 5/3/2007	7,810,000
2,815,000		Chicago, IL, (Series 1998), Weekly VRDNs (Freedman Seating Co.)/(LaSalle Bank, N.A. LOC), 4.010%, 5/2/2007	2,815,000
1,225,000		Chicago, IL, (Series 1999 IDRB), Weekly VRDNs (Ade, Inc.)/(U.S. Bank, N.A. LOC), 4.050%, 5/3/2007	1,225,000
9,500,000		Chicago, IL, (Series 2005), Weekly VRDNs (Joseph Kellman Community Center)/(Fifth Third Bank, Cincinnati LOC), 3.940%, 5/3/2007	9,500,000
10,500,000		Chicago, IL, Chicago Midway Airport Special Facility Revenue Bonds (Series 1998), 3.730% TOBs (Signature Flight Support Corp.)/(Bayerische Landesbank (GTD) LOC), Optional Tender 6/1/2007	10,500,000
2,620,000		Elgin, IL, (Series 2001), Weekly VRDNs (Gemini Mouldings, Inc.)/(LaSalle Bank, N.A. LOC), 4.010%, 5/3/2007	2,620,000
490,000		Galva, IL, (Series 1999), Weekly VRDNs (John H. Best & Sons, Inc.)/(Wells Fargo Bank, N.A. , Minnesota LOC), 4.120%, 5/3/2007	490,000
3,400,000		Harvey, IL Multifamily Revenue, (Series 1997), Weekly VRDNs (Bethlehem Village)/(FHLB of Chicago LOC), 4.060%, 5/3/2007	3,400,000
2,190,000		Huntley, IL IDRBs, (Series 1999), Weekly VRDNs (Colony, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 4.020%, 5/2/2007	2,190,000
4,250,000		Illinois Development Finance Authority IDB Weekly VRDNs (R. A. Zweig, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 4.040%, 5/2/2007	4,250,000
1,300,000		Illinois Development Finance Authority IDB, (Series 1995), Weekly VRDNs (Evapco, Inc.)/ (Bank of America N.A. LOC), 4.050%, 5/3/2007	1,300,000
5,225,000		Illinois Development Finance Authority IDB, (Series 1998), Weekly VRDNs (Lakeview Partners I LP)/(LaSalle Bank, N.A. LOC), 4.060%, 5/3/2007	5,225,000
2,850,000		Illinois Development Finance Authority IDB, (Series 2000A), Weekly VRDNs (Processing Technologies, Inc.)/(U.S. Bank, N.A. LOC), 4.000%, 5/2/2007	2,850,000
5,695,000		Illinois Development Finance Authority IDB, (Series 2001), Weekly VRDNs (Val-Matic Valve & Manufacturing Corp.)/(LaSalle Bank, N.A. LOC), 4.010%, 5/3/2007	5,695,000
3,110,000		Illinois Development Finance Authority, (Series 2001), Weekly VRDNs (Mangel BG Investments LLC)/(LaSalle Bank, N.A. LOC), 4.060%, 5/2/2007	3,110,000
8,750,000		Illinois Finance Authority, (Series 2004), Weekly VRDNs (Republic Services, Inc.), 4.250%, 5/3/2007	8,750,000
4,000,000		Illinois Finance Authority, (Series 2006), Weekly VRDNs (Reliable Materials LYONs LLC)/ (Marshall & Ilsley Bank, Milwaukee LOC), 4.000%, 5/2/2007	4,000,000
6,600,000		Illinois Finance Authority, Solid Waste Disposal Revenue Bonds (Series 2005), Daily VRDNs (Air Products & Chemicals, Inc.), 4.120%, 5/1/2007	6,600,000
490,000		Illinois Health Facilities Authority, (Series 2003), Weekly VRDNs (Herman M. Finch University)/(JPMorgan Chase Bank, N.A. LOC), 3.930%, 5/2/2007	490,000
40,000,000		Illinois Housing Development Authority, (Series 2007C), 3.730% BANs, 5/7/2008	40,000,000
7,000,000		Illinois Housing Development Authority, Homeowner Mortgage Revenue Bonds (Series 2004 C-3), Weekly VRDNs (FHLB of Chicago LIQ), 3.980%, 5/2/2007	7,000,000
3,445,000		Tinley Park, IL, (Series 2003), Weekly VRDNs (Mariah Partners LLC)/(LaSalle Bank, N.A. LOC), 4.010%, 5/3/2007	3,445,000
2,845,000		Upper Illinois River Valley Development Authority, (Series 2004), Weekly VRDNs (Streator Industrial Handling, Inc.)/(LaSalle Bank, N.A. LOC), 4.010%, 5/3/2007	2,845,000
2,900,000		Vernon Hills, IL Industrial Development, (Series 1998), Weekly VRDNs (Accurate Transmissions, Inc.)/(LaSalle Bank, N.A. LOC), 4.010%, 5/3/2007	2,900,000
2,410,000		Will-Kankakee, IL Regional Development Authority, (Series 1999), Weekly VRDNs (T. H. Davidson & Co., Inc.)/(LaSalle Bank, N.A. LOC), 4.010%, 5/3/2007	2,410,000
		TOTAL	306,180,000
		Indiana--3.1%
250,000		Clarksville, IN, (Series 1997), Weekly VRDNs (Metal Sales Manufacturing Corp.)/(U.S. Bank, N.A. LOC), 4.200%, 5/3/2007	250,000
7,931,000		Elkhart County, IN MFH, (Series 2002A: North Lake Apartments), Weekly VRDNs (Pedcor Investments-2002-LVI LP)/(FHLB of Cincinnati LOC), 4.050%, 5/3/2007	7,931,000
2,292,000		Franklin, IN, Lakeview I Apartments (Series 1994), Weekly VRDNs (Pedcor Investments LP)/(FHLB of Indianapolis LOC), 4.040%, 5/3/2007	2,292,000
980,000		Huntington, IN, (Series 1999), Weekly VRDNs (DK Enterprises LLC)/(Wells Fargo Bank, N.A. , Minnesota LOC), 4.120%, 5/3/2007	980,000
5,500,000		Indiana Port Commission, (Series 2000), Weekly VRDNs (Kosmos Cement Co.)/(Wachovia Bank N.A. LOC), 4.000%, 5/2/2007	5,500,000
8,000,000		Indiana State Finance Authority, (Series 2006), Weekly VRDNs (Mittal Steel USA, Inc.)/(Bank of Montreal LOC), 3.980%, 5/3/2007	8,000,000
1,155,000	[3,4]	Indiana State HFA, MERLOTS (Series 2000-PPP), Weekly VRDNs (Wachovia Bank N.A. LIQ), 4.040%, 5/2/2007	1,155,000
20,500,000		Indiana State Housing & Community Development Authority, (Series 2006 E-2), 3.620% BANs, 12/20/2007	20,500,000
5,135,000	[3,4]	Indianapolis, IN Local Public Improvement Bond Bank, (PT-731), Weekly VRDNs (Indianapolis, IN Airport Authority)/(FSA INS)/(Merrill Lynch & Co., Inc. LIQ), 4.000%, 5/3/2007	5,135,000
3,400,000		Indianapolis, IN, (Series 1999), Weekly VRDNs (Chip Ganassi Racing Teams)/(National City Bank LOC), 4.060%, 5/3/2007	3,400,000
7,100,000		Indianapolis, IN, (Series 2004A), Weekly VRDNs (Nora Commons LP)/(LaSalle Bank, N.A. LOC), 4.010%, 5/3/2007	7,100,000
5,000,000		Jasper County, IN EDA, (Series 2000), Weekly VRDNs (T & M LP)/(Rabobank Nederland, Utrecht LOC), 4.010%, 5/3/2007	5,000,000
4,035,000		Jasper County, IN EDA, (Series 2005), Weekly VRDNs (T & M LP)/(Rabobank Nederland, Utrecht LOC), 4.010%, 5/3/2007	4,035,000
6,500,000		Jasper County, IN EDA, (Series 2006), Weekly VRDNs (T & M LP)/(Rabobank Nederland, Utrecht LOC), 4.010%, 5/3/2007	6,500,000
1,360,000		Kendallville, IN, (Series 1995), Weekly VRDNs (Rivnut Real Estate, Ltd.)/(National City Bank LOC), 4.110%, 5/3/2007	1,360,000
24,200,000		Lafayette, IN Solid Waste Disposal, (Series 2006), Weekly VRDNs (Tate & Lyle Ingredients Americas, Inc.)/(Rabobank Nederland, Utrecht LOC), 4.000%, 5/3/2007	24,200,000
6,000,000		Logansport, IN, (Series 2006), Weekly VRDNs (Andersons Clymers Ethanol LLC)/(Bank of the West, San Francisco, CA LOC), 4.000%, 5/3/2007	6,000,000
4,899,000		Southwest Allen County, IN Metropolitan School District, 4.000% TANs, 12/31/2007	4,911,641
9,200,000		Whiting, IN Environmental Facilities Revenue, (Series 2002), Daily VRDNs (BP Products North America, Inc.)/(BP PLC GTD), 4.130%, 5/1/2007	9,200,000
8,000,000		Whiting, IN Environmental Facilities Revenue, (Series 2002B), Daily VRDNs (BP Products North America, Inc.)/(BP PLC GTD), 4.130%, 5/1/2007	8,000,000
15,000,000		Whiting, IN Environmental Facilities Revenue, (Series 2002C), Daily VRDNs (BP Products North America, Inc.)/(BP PLC GTD), 4.130%, 5/1/2007	15,000,000
22,225,000		Whiting, IN Environmental Facilities Revenue, (Series 2003), Daily VRDNs (BP Products North America, Inc.)/(BP PLC GTD), 4.130%, 5/1/2007	22,225,000
2,000,000		Whitley County, IN, (Series 1999), Weekly VRDNs (Undersea Sensor Systems, Inc.)/(Wells Fargo Bank, N.A. LOC), 4.120%, 5/3/2007	2,000,000
		TOTAL	170,674,641
		Iowa--0.5%
27,685,000		Iowa Finance Authority, (Series 2006A), Weekly VRDNs (Pointe at Cedar Rapids LLC)/ (Marshall & Ilsley Bank, Milwaukee LOC), 4.010%, 5/3/2007	27,685,000
		Kansas--1.1%
12,162,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Kansas-AMT)/(Series 2005-13), Weekly VRDNs (Sedgwick & Shawnee Counties, KS)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 4.010%, 5/3/2007	12,162,000
2,160,000		Junction City, KS, 5.000% BANs, 8/1/2007	2,165,275
10,000,000		Kansas Development Finance Authority, (Series 2006K), Weekly VRDNs (Tree House Apartments)/(Bank of America N.A. LOC), 4.010%, 5/3/2007	10,000,000
10,000,000		Lenexa, KS MFH, (Series 2007), Weekly VRDNs (Heather Glen Apartments) /(Bank of America N.A. LOC), 4.010%, 5/3/2007	10,000,000
20,000,000		Olathe, KS, (Series A), 4.500% BANs, 6/1/2007	20,012,833
4,000,000	[3,4]	Sedgwick & Shawnee Counties, KS, Floater Certificates (Series 2006-1670), Weekly VRDNs (GNMA COL)/(Morgan Stanley LIQ), 4.000%, 5/3/2007	4,000,000
2,920,000	[3,4]	Sedgwick & Shawnee Counties, KS, MERLOTS (Series 2001 A-35), Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ), 4.040%, 5/2/2007	2,920,000
		TOTAL	61,260,108
		Kentucky--0.4%
8,300,000		Carroll County, KY, Solid Waste Disposal Revenue Bonds (Series 2006), Weekly VRDNs (North American Stainless)/(LaSalle Bank, N.A. LOC), 4.020%, 5/3/2007	8,300,000
4,900,000		Graves County, KY, (Series 1988), Weekly VRDNs (Seaboard Farms)/(U.S. Bank, N.A. LOC), 4.040%, 5/3/2007	4,900,000
570,000		Jefferson County, KY, (Series 1995), Weekly VRDNs (Derby Industries, Inc.)/(Fifth Third Bank, Cincinnati LOC), 4.350%, 5/3/2007	570,000
2,182,000		Kenton County, KY, (Series 1999), Weekly VRDNs (Packaging Un-limited of Northern Kentucky, Inc.)/(National City Bank LOC), 4.060%, 5/3/2007	2,182,000
6,725,000		Kentucky Housing Corp., (Conduit Multifamily Mortgage Revenue Bonds (Series 2006A), Weekly VRDNs (Clarksdale Rental I LP)/(PNC Bank, N.A. LOC), 4.000%, 5/3/2007	6,725,000
1,570,000		Paris, KY Weekly VRDNs (Monessen Holdings LLC)/(Key Bank, N.A. LOC), 4.130%, 5/3/2007	1,570,000
		TOTAL	24,247,000
		Louisiana--1.0%
6,131,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Louisiana-AMT)/(Series 2005-11), Weekly VRDNs (Louisiana HFA)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 4.010%, 5/3/2007	6,131,000
11,685,000	[3,4]	East Baton Rouge, LA Mortgage Finance Authority, (Series 2006 FR/RI-P2U), Weekly VRDNs (GNMA COL)/(Lehman Brothers Holdings, Inc. LIQ), 4.050%, 5/2/2007	11,685,000
5,000,000		Lake Charles, LA Harbor & Terminal District, (Series 1995A), Weekly VRDNs (Polycom-Huntsman, Inc.)/(Bank of America N.A. LOC), 4.080%, 5/3/2007	5,000,000
10,100,000		Lake Charles, LA Harbor & Terminal District, (Series 2000), Weekly VRDNs (ConocoPhillips), 4.090%, 5/2/2007	10,100,000
9,000,000		Louisiana Public Facilities Authority, (Series 2002), Weekly VRDNs (Air Products & Chemicals, Inc.), 4.030%, 5/2/2007	9,000,000
11,600,000		Louisiana Public Facilities Authority, (Series 2005), Daily VRDNs (Air Products & Chemicals, Inc.), 4.160%, 5/1/2007	11,600,000
		TOTAL	53,516,000
		Maine--0.2%
2,025,000		Biddeford, ME Weekly VRDNs (DK Associates & Volk Packaging)/(Comerica Bank LOC), 4.020%, 5/2/2007	2,025,000
8,315,000		Maine Finance Authority, (Series 2002), Weekly VRDNs (The Jackson Laboratory)/(Bank of America N.A. LOC), 4.000%, 5/3/2007	8,315,000
3,285,000	[3,4]	Maine State Housing Authority, MERLOTS (Series 2001-A108), Weekly VRDNs (Wachovia Bank N.A. LIQ), 4.040%, 5/2/2007	3,285,000
		TOTAL	13,625,000
		Maryland--1.0%
250,000		Howard County, MD Economic Development Revenue Board, (Series 2005), Weekly VRDNs (Eight P CPL LLC)/(Comerica Bank LOC), 4.020%, 5/3/2007	250,000
2,495,000	[3,4]	Maryland Community Development Administration - Housing Revenue, (PA-629R), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 4.000%, 5/3/2007	2,495,000
5,555,000	[3,4]	Maryland Community Development Administration - Residential Revenue, (PA-1432), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.980%, 5/3/2007	5,555,000
3,950,000	[3,4]	Maryland Community Development Administration - Residential Revenue, (Series 2004 FR/RI-L59J), Weekly VRDNs (Lehman Brothers Holdings, Inc. LIQ), 4.080%, 5/2/2007	3,950,000
13,000,000		Maryland Community Development Administration - Residential Revenue, (Series 2006N), 3.720% BANs, 9/12/2007	13,000,000
4,830,000	[3,4]	Maryland Community Development Administration - Residential Revenue, Class A Certificates (Series 7027), Weekly VRDNs (Bear Stearns Cos., Inc. LIQ), 4.000%, 5/3/2007	4,830,000
5,850,000		Maryland Industrial Development Financing Authority, (Series 1999), 3.730% TOBs (Signature Flight Support Corp.)/(Bayerische Landesbank (GTD) LOC), Optional Tender 6/1/2007	5,850,000
5,850,000		Maryland State Community Development Administration, (Series 1990B), Weekly VRDNs (Cherry Hill Apartment Ltd.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.990%, 5/2/2007	5,850,000
6,790,000		Maryland State Economic Development Corp., (Series 2006), Weekly VRDNs (Santa Barbara Court LLC)/(Mercantile Safe Deposit & Trust Co., Baltimore LOC), 4.020%, 5/4/2007	6,790,000
5,730,000	[3,4]	Northeast MD Waste Disposal Authority, (PT-766), Weekly VRDNs (AMBAC INS)/ (Landesbank Hessen-Thueringen (GTD) LIQ), 4.000%, 5/3/2007	5,730,000
		TOTAL	54,300,000
		Massachusetts--1.4%
10,000,000		Massachusetts Development Finance Agency, (Series 2004), 3.800% CP (Nantucket Electric Co.)/(Massachusetts Electric Co. GTD), Mandatory Tender 7/17/2007	10,000,000
5,640,000		Massachusetts IFA, (Series 1995), Weekly VRDNs (Goddard House)/(Bank of America N.A. LOC), 3.990%, 5/3/2007	5,640,000
2,000,000		Massachusetts IFA, (Series 1996), Weekly VRDNs (Governor Dummer Academy)/(Citizens Bank of Massachusetts LOC), 3.980%, 5/3/2007	2,000,000
4,500,000		Massachusetts IFA, (Series 1997), Weekly VRDNs (Parker-Hannifin Corp.)/(Key Bank, N.A. LOC), 4.040%, 5/3/2007	4,500,000
9,580,000	[3,4]	Massachusetts Port Authority, PUTTERs (Series 501Z), Weekly VRDNs (Delta Air Lines, Inc.)/(AMBAC INS)/(JPMorgan Chase Bank, N.A. LIQ), 4.020%, 5/3/2007	9,580,000
3,500,000		Massachusetts State Development Finance Agency, (Series 2000), Weekly VRDNs (Worcester Academy)/(Allied Irish Banks PLC LOC), 3.980%, 5/3/2007	3,500,000
2,000,000		Massachusetts State Development Finance Agency, (Series 2003), Weekly VRDNs (Boston College High School)/(Citizens Bank of Massachusetts LOC), 3.980%, 5/2/2007	2,000,000
1,800,000		Massachusetts State Development Finance Agency, (Series 2004), Weekly VRDNs (Thayer Academy)/(Allied Irish Banks PLC LOC), 3.920%, 5/3/2007	1,800,000
4,000,000		Massachusetts State Development Finance Agency, (Series 2006), Daily VRDNs (Melmark New England)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 3.920%, 5/3/2007	4,000,000
11,445,000		Massachusetts State Development Finance Agency, (Series 2006), Weekly VRDNs (Becker College)/(Fifth Third Bank, Cincinnati LOC), 3.950%, 5/3/2007	11,445,000
19,610,000	[3,4]	Massachusetts Water Resources Authority, Class A Certificates (Series 2002-208), Daily VRDNs (FSA INS)/(Bear Stearns Cos., Inc. LIQ), 3.990%, 5/1/2007	19,610,000
		TOTAL	74,075,000
		Michigan--0.5%
2,300,000		Michigan Higher Education Student Loan Authority, (Series X11-B), Weekly VRDNs (AMBAC INS)/(KBC Bank N.V. LIQ), 4.020%, 5/2/2007	2,300,000
6,560,000	[3,4]	Michigan State Building Authority, PUTTERs (Series 1465), Weekly VRDNs (FGIC INS)/ (JPMorgan Chase Bank, N.A. LIQ), 4.000%, 5/3/2007	6,560,000
401,000		Michigan State Strategic Fund, (Series A), Weekly VRDNs (Teal Run Apartments)/(FHLB of Indianapolis LOC), 4.010%, 5/3/2007	401,000
12,655,000	[3,4]	Wayne County, MI Airport Authority, ROCs (Series 353), Weekly VRDNs (Detroit, MI Metropolitan Wayne County Airport)/(MBIA Insurance Corp. INS)/(Citibank NA, New York LIQ), 4.010%, 5/3/2007	12,655,000
6,500,000		Wayne County, MI, Airport Revenue Refunding Bonds (Series 1996A), Weekly VRDNs (Detroit, MI Metropolitan Wayne County Airport)/(Bayerische Landesbank (GTD) LOC), 4.000%, 5/2/2007	6,500,000
		TOTAL	28,416,000
		Minnesota--2.7%
24,050,000	[3,4]	Becker, MN, (Series 2005 FR/RI-FP13), Weekly VRDNs (Northern States Power Co., MN)/ (Lehman Brothers Holdings, Inc. SWP), 4.050%, 5/3/2007	24,050,000
17,510,000	[3,4]	Becker, MN, (Series 2006 FR/RI-FP1), Weekly VRDNs (Northern States Power Co., MN)/ (Lehman Brothers Holdings, Inc. SWP), 4.050%, 5/3/2007	17,510,000
2,400,000		Coon Rapids, MN, (Series 1999), Weekly VRDNs (Assurance Mfg. Co., Inc.)/(Wells Fargo Bank, N.A., Minnesota LOC), 4.120%, 5/3/2007	2,400,000
6,440,000	[3,4]	Dakota County & Washington County MN Housing & Redevelopment Authority, MERLOTS (Series J), Weekly VRDNs (United States Treasury COL)/(Wachovia Bank N.A. LIQ), 4.040%, 5/2/2007	6,440,000
3,865,000		Dakota County, MN Community Development Agency, (Series 2004), Weekly VRDNs (View Pointe Apartments)/(LaSalle Bank, N.A. LOC), 4.020%, 5/4/2007	3,865,000
900,000		Minneapolis, MN IDA, (Series 1999), Weekly VRDNs (Viking Materials, Inc.)/(Wells Fargo Bank, N.A., Minnesota LOC), 4.120%, 5/3/2007	900,000
3,140,000	[3,4]	Minneapolis/St. Paul, MN Metropolitan Airports Commission, (MT-117), Weekly VRDNs (FGIC INS)/(Merrill Lynch & Co., Inc. LIQ), 4.000%, 5/3/2007	3,140,000
5,220,000	[3,4]	Minneapolis/St. Paul, MN Metropolitan Airports Commission, (PT-735), Weekly VRDNs (FGIC INS)/(BNP Paribas SA LIQ), 4.000%, 5/3/2007	5,220,000
45,000,000		Minnesota State HFA, (Series 2006K), 3.620% BANs, 11/6/2007	45,000,000
1,700,000		Northfield, MN, (Series 2003), Weekly VRDNs (Summerfield Investments LLC)/(LaSalle Bank, N.A. LOC), 4.100%, 5/4/2007	1,700,000
10,190,000		Ramsey County, MN Housing and Redevelopment Authority, (Series 2003 A), Weekly VRDNs (Gateway Apartments LP)/(LaSalle Bank, N.A. LOC), 4.020%, 5/4/2007	10,190,000
310,000		Springfield, MN, (Series 1998), Weekly VRDNs (Ochs Brick Co.)/(Wells Fargo Bank, N.A., Minnesota LOC), 4.120%, 5/3/2007	310,000
10,100,000		St. Anthony, MN, (Series 2004A), Weekly VRDNs (Landings at Silver Lake Village)/(LaSalle Bank, N.A. LOC), 4.020%, 5/4/2007	10,100,000
5,000,000		St. Paul and Ramsey County, MN Housing and Redevelopment Authority, (Series 2002A), Weekly VRDNs (St. Paul Leased Housing Associates I)/(LaSalle Bank, N.A. LOC), 4.020%, 5/4/2007	5,000,000
8,750,000		St. Paul, MN Housing & Redevelopment Authority, (Series 2005C), Weekly VRDNs (University Carleton Development LP)/(LaSalle Bank, N.A. LOC), 4.020%, 5/4/2007	8,750,000
3,300,000		White Bear Lake, MN, (Series 2004), Weekly VRDNs (Pinehurst Investments LLC)/(LaSalle Bank, N.A. LOC), 4.100%, 5/4/2007	3,300,000
		TOTAL	147,875,000
		Mississippi--1.3%
12,000,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Mississippi-AMT)/(Series 2005-16), Weekly VRDNs (Mississippi Home Corp.)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 4.010%, 5/3/2007	12,000,000
1,950,000		Mississippi Business Finance Corp., (Series 1999), VRDNs (Polks Meat Products, Inc.)/ (Regions Bank, Alabama LOC), 4.100%, 5/3/2007	1,950,000
2,420,000		Mississippi Business Finance Corp., (Series 2000A), Weekly VRDNs (TT&W Farm Products, Inc.)/(Regions Bank, Alabama LOC), 4.050%, 5/3/2007	2,420,000
3,495,000		Mississippi Business Finance Corp., (Series 2001), Weekly VRDNs (Silver Creek Gin Co.)/ (Regions Bank, Alabama LOC), 4.050%, 5/3/2007	3,495,000
2,955,000		Mississippi Business Finance Corp., (Series 2004), Weekly VRDNs (Mill Creek Gin, Inc.)/ (Regions Bank, Alabama LOC), 4.050%, 5/3/2007	2,955,000
9,000,000		Mississippi Business Finance Corp., (Series 2006), Weekly VRDNs (Lake Harbour Village LLC)/(First Tennessee Bank, N.A. LOC), 3.980%, 5/3/2007	9,000,000
1,140,000	[3,4]	Mississippi Home Corp., (PT-1446), Weekly VRDNs (GNMA COL)/(Merrill Lynch & Co., Inc. LIQ), 4.000%, 5/3/2007	1,140,000
7,500,000		Mississippi Home Corp., (Series 2004-6), Weekly VRDNs (Windsor Park Partners LP)/(FNMA LOC), 4.010%, 5/3/2007	7,500,000
6,500,000		Mississippi Home Corp., (Series 2006-1), Weekly VRDNs (Terrace Park Apartments)/ (Wachovia Bank N.A. LOC), 4.050%, 5/3/2007	6,500,000
9,790,000		Mississippi Home Corp., (Series 2006-2), Weekly VRDNs (Bradford Park Apartments)/ (Wachovia Bank N.A. LOC), 4.050%, 5/3/2007	9,790,000
10,620,000	[3,4]	Mississippi Home Corp., MERLOTS (Series 2001 A8), Weekly VRDNs (GNMA COL)/ (Bank of New York LIQ), 4.040%, 5/2/2007	10,620,000
1,510,000	[3,4]	Mississippi Home Corp., MERLOTS (Series YYY), Weekly VRDNs (GNMA COL)/ (Wachovia Bank N.A. LIQ), 4.040%, 5/2/2007	1,510,000
		TOTAL	68,880,000
		Missouri--2.8%
28,439,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Missouri-AMT)/(Series 2005-14), Weekly VRDNs (Missouri State Housing Development Commission)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 4.010%, 5/3/2007	28,439,000
505,000		Kansas City, MO IDA, (Series 2004B), Weekly VRDNs (The Bishop Spencer Place, Inc.)/ (Commerce Bank, N.A., Kansas City LOC), 3.950%, 5/3/2007	505,000
10,000,000		Kansas City, MO IDA, (Series 2006), Weekly VRDNs (Clay Terrace Apartments)/(LaSalle Bank, N.A. LOC), 4.010%, 5/3/2007	10,000,000
20,000,000		Missouri Higher Education Loan Authority, Student Loan Revenue Bonds (Senior Series 2005B), Weekly VRDNs (MBIA Insurance Corp. INS)/(DePfa Bank PLC LIQ), 3.990%, 5/3/2007	20,000,000
8,250,000		Missouri Higher Education Loan Authority, Student Loan Revenue Bonds (Senior Series 2005E), Weekly VRDNs (MBIA Insurance Corp. INS)/(DePfa Bank PLC LIQ), 4.010%, 5/3/2007	8,250,000
29,100,000		Missouri Higher Education Loan Authority, Student Loan Revenue Bonds (Series 2006A), Weekly VRDNs (MBIA Insurance Corp. INS)/(DePfa Bank PLC LIQ), 4.000%, 5/3/2007	29,100,000
15,000,000		Missouri Higher Education Loan Authority, Student Loan Revenue Bonds (Series 2006B), Weekly VRDNs (MBIA Insurance Corp. INS)/(DePfa Bank PLC LIQ), 4.000%, 5/3/2007	15,000,000
10,000,000		Missouri Higher Education Loan Authority, Student Loan Revenue Bonds (Series 2006E), Weekly VRDNs (MBIA Insurance Corp. INS)/(DePfa Bank PLC LIQ), 4.000%, 5/3/2007	10,000,000
2,700,000	[3,4]	Missouri State Housing Development Commission, MERLOTS (Series 2001-A81), Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ), 4.040%, 5/2/2007	2,700,000
1,540,000	[3,4]	Missouri State Housing Development Commission, MERLOTS (Series 2001 A28), Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ), 4.040%, 5/2/2007	1,540,000
16,000,000		Southwest City, MO IDA, (Series 2005), Weekly VRDNs (Simmons Foods, Inc.)/(Wells Fargo Bank, N.A. LOC), 4.010%, 5/3/2007	16,000,000
9,300,000		St. Louis, MO IDA, (Series 1991), Weekly VRDNs (U.S. Durum Milling, Inc.)/(LaSalle Bank, N.A. LOC), 4.000%, 5/2/2007	9,300,000
1,000,000		St. Louis, MO IDA, (Series 1997), Weekly VRDNs (Cee Kay Supply)/(Commerce Bank, N.A., Kansas City LOC), 4.330%, 5/3/2007	1,000,000
		TOTAL	151,834,000
		Montana--0.3%
2,220,000	[3,4]	Montana State Board of Housing, (PA-1406), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 4.000%, 5/3/2007	2,220,000
6,400,000	[3,4]	Montana State Board of Housing, (Series 2004 FR/RI-L6), Weekly VRDNs (Lehman Brothers Holdings, Inc. LIQ), 4.080%, 5/3/2007	6,400,000
3,055,000	[3,4]	Montana State Board of Housing, MERLOTS (Series 2002 A19), Weekly VRDNs (Bank of New York LIQ), 4.040%, 5/2/2007	3,055,000
3,555,000	[3,4]	Montana State Board of Housing, Variable Certificates (Series 2002L), Weekly VRDNs (Bank of America N.A. LIQ), 4.050%, 5/3/2007	3,555,000
		TOTAL	15,230,000
		Multi State--9.9%
39,734,237	[3,4]	ABN AMRO Chicago Corp. 1997-1 LeaseTOPS Trust Weekly VRDNs (LaSalle Bank, N.A. LIQ)/(LaSalle Bank, N.A. LOC), 4.120%, 5/3/2007	39,734,237
17,137,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/(Series 1999-3), Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 4.070%, 5/3/2007	17,137,000
46,921,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/(Series 2002-09), Weekly VRDNs (AMBAC, FGIC, FSA, MBIA Insurance Corp. INS) and State Street Bank and Trust Co. LIQs), 4.070%, 5/3/2007	46,921,000
10,025,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/(Series 2006-5), Weekly VRDNs (GNMA COL)/(Merrill Lynch & Co., Inc. LIQ), 4.020%, 5/3/2007	10,025,000
9,303,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/(Series 2005-1), Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 4.070%, 5/3/2007	9,303,000
20,690,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/(Series 2005-18), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 4.050%, 5/3/2007	20,690,000
5,325,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/(Series 2005-19), Weekly VRDNs (GNMA COL)/(Merrill Lynch & Co., Inc. LIQ), 4.050%, 5/3/2007	5,325,000
3,586,788	[3,4]	GS Pool Trust (Series 2006-56TP), Weekly VRDNs (IXIS Financial Products Inc. INS)/ (Goldman Sachs Group, Inc. LIQ), 4.020%, 5/3/2007	3,586,788
30,325,284	[3,4]	GS Pool Trust (Series 2006-19TP), Weekly VRDNs (IXIS Financial Products Inc. INS)/ (Goldman Sachs Group, Inc. LIQ), 4.050%, 5/3/2007	30,325,284
18,324,085	[3,4]	GS Pool Trust (Series 2006-35TP), Weekly VRDNs (IXIS Financial Products Inc. INS)/ (Goldman Sachs Group, Inc. LIQ), 4.050%, 5/3/2007	18,324,085
22,975,000	[3,4]	JPMorgan Chase & Co I-PUTTERs Trust (Series 1750P), Weekly VRDNs (Texas Permanent School Fund Guarantee Program GTD)/(AMBAC, FGIC, FSA, MBIA Insurance Corp. INS) and JPMorgan Chase Bank, N.A. LIQs), 4.140%, 5/3/2007	22,975,000
44,610,000	[3,4]	JPMorgan Chase & Co. I-PUTTERs Trust (Series 1761P), Weekly VRDNs (FGIC, FSA INS) and JPMorgan Chase Bank, N.A. LIQs), 4.170%, 5/3/2007	44,610,000
106,480,000	[3,4]	Puttable Floating Option Tax-Exempt Receipts (P-Floats+ Series EC-001), VRDNs (AMBAC, FGIC , FSA, MBIA Insurance Corp. INS) and Merrill Lynch & Co., Inc. LIQs), 4.170%, 5/3/2007	106,480,000
165,925,000	[3,4]	Puttable Floating Option Tax-Exempt Receipts (P-Floats+ Series EC-002), VRDNs (Merrill Lynch & Co., Inc. LIQ), 4.170%, 5/3/2007	165,925,000
		TOTAL	541,361,394
		Nebraska--0.2%
2,900,000		Douglas County, NE, (Series 1997), Weekly VRDNs (American Laboratories, Inc.)/(Wells Fargo Bank, N.A., Minnesota LOC), 4.020%, 5/3/2007	2,900,000
1,200,000		Douglas County, NE, (Series 2000), Weekly VRDNs (Majors Plastics, Inc.)/(Wells Fargo Bank, N.A., Minnesota LOC), 4.120%, 5/3/2007	1,200,000
2,000,000		Nebraska Investment Finance Authority, (Series 2005), Weekly VRDNs (Tuls Properties LLC)/(Rabobank Nederland, Utrecht LOC), 4.010%, 5/3/2007	2,000,000
5,200,000		Stanton County, NE, (Series 1998), Weekly VRDNs (Nucor Corp.), 4.030%, 5/2/2007	5,200,000
		TOTAL	11,300,000
		Nevada--4.3%
11,775,000	[3,4]	Clark County, NV IDRBs, Class A Cerfificates (Series 7025), Weekly VRDNs (Southwest Gas Corp.)/(FGIC INS)/( Stearns Cos., Inc. LIQ), 4.000%, 5/3/2007	11,775,000
7,140,000		Clark County, NV, (Series 1997A), 3.730% TOBs (Signature Flight Support Corp.)/(Bayerische Landesbank (GTD) LOC), Optional Tender 6/1/2007	7,140,000
7,535,000		Clark County, NV, (Series 1998), 3.730% TOBs (Signature Flight Support Corp.)/(Bayerische Landesbank (GTD) LOC), Optional Tender 6/1/2007	7,535,000
113,000,000		Clark County, NV, Passenger Facility Charge Refunding Revenue Bonds (Series 2005 A-1), Weekly VRDNs (Las Vegas-McCarran International Airport)/(MBIA Insurance Corp. INS)/ (Bayerische Landesbank (GTD) LIQ), 4.020%, 5/2/2007	113,000,000
83,200,000		Clark County, NV, Passenger Facility Charge Refunding Revenue Bonds (Series 2005A-2), Weekly VRDNs (Las Vegas-McCarran International Airport)/(MBIA Insurance Corp. INS)/ (Citibank NA, New York LIQ), 4.020%, 5/2/2007	83,200,000
13,000,000	[3,4]	Washoe County, NV Water Facilities Revenue, (Series 2004 FR/RI-F9J), Weekly VRDNs (Sierra Pacific Power Co.)/(Lehman Brothers Holdings, Inc. SWP), 4.100%, 5/2/2007	13,000,000
		TOTAL	235,650,000
		New Hampshire--1.1%
25,000,000		New Hampshire Business Finance Authority, (Series 2005), Weekly VRDNs (Lonza America, Inc.)/(Deutsche Bank AG LOC), 4.010%, 5/3/2007	25,000,000
1,115,000		New Hampshire Business Finance Authority, (Series A), Weekly VRDNs (Upper Valley Press)/(Key Bank, N.A. LOC), 4.080%, 5/2/2007	1,115,000
30,000,000		New Hampshire Business Finance Authority, PCRBs (1990 Series A), 3.780% CP (New England Power Co.), Mandatory Tender 8/13/2007	30,000,000
990,000	[3,4]	New Hampshire State HFA, MERLOTS (Series 2001 A-51), Weekly VRDNs (Wachovia Bank N.A. LIQ), 4.040%, 5/2/2007	990,000
735,000	[3,4]	New Hampshire State HFA, MERLOTS (Series 2001-A82), Weekly VRDNs (Wachovia Bank N.A. LIQ), 4.040%, 5/2/2007	735,000
		TOTAL	57,840,000
		New Jersey--3.4%
12,689,700		Barnegat Township, NJ Board of Education, 4.500% BANs, 7/6/2007	12,704,041
2,500,000		Barrington, NJ Board of Education, 4.250% GANs, 8/17/2007	2,503,948
7,094,408		Beachwood, NJ, 4.250% BANs, 8/31/2007	7,107,010
10,000,000		Hoboken, NJ, 4.250% BANs, 9/14/2007	10,017,934
4,600,000		Kearny, NJ Board of Education, 4.500% BANs, 8/2/2007	4,606,200
3,560,000		Neptune Township, NJ, 4.250% BANs, 11/9/2007	3,571,736
6,235,000		New Jersey EDA, (Series 1998A), Weekly VRDNs (Jewish Home at Rockleigh)/(Allied Irish Banks PLC LOC), 3.930%, 5/4/2007	6,235,000
3,000,000		New Jersey EDA, (Series 2002), Daily VRDNs (Bancroft NeuroHealth)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 3.920%, 5/3/2007	3,000,000
5,000,000		New Jersey EDA, (Series 2005), Weekly VRDNs (Princeton Day School, Inc.)/(Bank of New York LOC), 3.950%, 5/2/2007	5,000,000
20,710,000		New Jersey Health Care Facilities Financing Authority, (Series 2002), Daily VRDNs (RWJ Health Care Corp. at Hamilton)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 3.920%, 5/3/2007	20,710,000
5,500,000		New Jersey Health Care Facilities Financing Authority, (Series 2002), Daily VRDNs (Wiley Mission)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 3.920%, 5/4/2007	5,500,000
4,250,000		New Jersey Health Care Facilities Financing Authority, (Series 2004A-1), Weekly VRDNs (Bayshore Community Hospital, NJ)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 3.920%, 5/3/2007	4,250,000
12,820,000	[3,4]	New Jersey State Transportation Trust Fund Authority, Class A Certificates (Series 3011), Weekly VRDNs (FSA INS)/(Bear Stearns Cos., Inc. LIQ), 3.980%, 5/3/2007	12,820,000
7,000,000		Newark, NJ, General Improvement & School Promissory Notes (Series 2007A-B), 4.000% BANs, 1/24/2008	7,014,898
12,000,000		Newark, NJ, General Improvement Notes (Series 2007D), 4.000% BANs, 4/25/2008	12,031,807
12,925,000		Newark, NJ, School Promissory Notes (Series 2007C), 4.000% BANs, 1/24/2008	12,952,507
4,026,250		North Plainfield, NJ, 4.500% BANs, 6/25/2007	4,030,046
3,090,000		Pleasantville, NJ, 4.250% BANs, 9/28/2007	3,095,625
4,393,712		Sea Girt, NJ, 4.500% BANs, 5/24/2007	4,395,578
4,588,250		Tinton Falls, NJ, 4.125% BANs, 9/6/2007	4,595,623
21,554,000		Trenton, NJ, 4.500% BANs, 5/18/2007	21,561,158
4,181,875		Upper Freehold Township, NJ, 4.250% BANs, 8/31/2007	4,189,283
2,875,000		Washington Township (Morris County), NJ, 4.500% BANs, 7/27/2007	2,878,886
8,792,100		Willingboro Township, NJ, 4.375% BANs, 8/3/2007	8,801,795
2,967,000		Willingboro Township, NJ, 4.65% BANs, 7/19/2007	2,971,014
		TOTAL	186,544,089
		New Mexico--1.2%
1,570,000		Albuquerque, NM, (Series 1996), Weekly VRDNs (Rose's Southwest Papers, Inc.)/(Wells Fargo Bank, N.A., Minnesota LOC), 4.020%, 5/3/2007	1,570,000
4,485,000		Albuquerque, NM, (Series 1999), Weekly VRDNs (El Encanto, Inc.)/(Wells Fargo Bank, N.A., Minnesota LOC), 4.020%, 5/3/2007	4,485,000
14,892,000	[3,4]	Clipper Tax-Exempt Certificates Trust (New Mexico-AMT)/(Series 2005-15), Weekly VRDNs (New Mexico Mortgage Finance Authority)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 4.010%, 5/3/2007	14,892,000
2,625,000		Los Lunas Village, NM, (Series 1998), Weekly VRDNs (Wall Colmonoy Corp.)/(LaSalle Bank Midwest, N.A. LOC), 4.030%, 5/2/2007	2,625,000
36,032,622		New Mexico Mortgage Finance Authority, (Series 2006), 4.522% TOBs (Trinity Plus Funding Co. LLC), Mandatory Tender 5/1/2007	36,032,622
890,000	[3,4]	New Mexico Mortgage Finance Authority, MERLOTS (Series 2001 A9), Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ), 4.040%, 5/2/2007	890,000
2,285,000	[3,4]	New Mexico Mortgage Finance Authority, MERLOTS 2001 A66 Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ), 4.040%, 5/2/2007	2,285,000
1,085,000	[3,4]	New Mexico Mortgage Finance Authority, MERLOTS (Series 2000-A18), Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ), 4.040%, 5/2/2007	1,085,000
		TOTAL	63,864,622
		New York--4.4%
22,275,000	[3,4]	Hempstead, NY IDA, ROCs (Series 737CE), Weekly VRDNs (Park Lake Residences LP)/(Citibank NA, New York LIQ)/(Citibank NA, New York LOC), 4.020%, 5/3/2007	22,275,000
10,000,000		New Rochelle, NY IDA, (Series 2006: West End Phase I Facility), Weekly VRDNs (180 Union Avenue Owner LP)/(Citibank NA, New York LOC), 4.000%, 5/3/2007	10,000,000
5,600,000		New York City, NY Housing Development Corp., (Series 2006 J-2), 3.600% TOBs, Mandatory Tender 11/1/2007	5,600,000
7,000,000		New York City, NY IDA, Liberty Revenue Bonds (Series 2004 A), Weekly VRDNs (One Bryant Park LLC)/(Bayerische Landesbank (GTD) INV)/(Bank of America N.A. and Citibank NA, New York LOCs), 3.970%, 5/2/2007	7,000,000
20,000,000		New York City, NY Municipal Water Finance Authority, (Series 1), 3.680% CP, Mandatory Tender 6/13/2007	20,000,000
73,300,000		New York City, NY Municipal Water Finance Authority, (Series 1), 3.770% CP, Mandatory Tender 5/17/2007	73,300,000
15,000,000		New York City, NY Municipal Water Finance Authority, (Series 6), 3.820% CP, Mandatory Tender 5/16/2007	15,000,000
6,600,000		New York City, NY Transitional Finance Authority, (Fiscal 1998 Series C), Daily VRDNs (Bayerische Landesbank (GTD) LIQ), 4.100%, 5/1/2007	6,600,000
9,200,000		New York City, NY Transitional Finance Authority, Future Tax Secured Bonds (2003 Subseries C-5), Daily VRDNs (Citibank NA, New York LIQ), 4.100%, 5/1/2007	9,200,000
12,300,000		New York City, NY Transitional Finance Authority, New York City Recovery Bonds (2003 Subseries 1-C), Daily VRDNs (JPMorgan Chase Bank, N.A. LIQ), 4.100%, 5/1/2007	12,300,000
36,145,000	[3,4]	TSASC, Inc. NY, Tobacco Settlement Asset-Backed Bonds (PA-1356), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.980%, 5/3/2007	36,145,000
20,635,000	[3,4]	Westchester County, NY IDA, (MT-257), Weekly VRDNs (Ardsley Housing Associates LLC)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.990%, 5/3/2007	20,635,000
		TOTAL	238,055,000
		North Carolina--1.1%
6,600,000		Cabarrus County, NC Industrial Facilities and PCFA, (Series 1996), Weekly VRDNs (S & D Coffee, Inc.)/(Wachovia Bank N.A. LOC), 4.000%, 5/3/2007	6,600,000
2,840,000	[3,4]	Charlotte, NC Airport, (PT-719), Weekly VRDNs (MBIA Insurance Corp. INS)/(BNP Paribas SA LIQ), 4.000%, 5/3/2007	2,840,000
1,800,000		Guilford County, NC Industrial Facilities & PCFA, (Series 2003), Weekly VRDNs (YMCA of Greensboro)/(Branch Banking & Trust Co. LOC), 3.950%, 5/3/2007	1,800,000
7,245,000		Halifax County, NC Industrial Facilities & PCFA, (Series 1993), Daily VRDNs (Westmoreland LG&E)/(Dexia Credit Local LOC), 4.060%, 5/1/2007	7,245,000
2,000,000		Hertford County, NC Industrial Facilities & PCFA, (Series 2000A), Weekly VRDNs (Nucor Corp.), 4.000%, 5/2/2007	2,000,000
11,800,000		Hertford County, NC Industrial Facilities & PCFA, (Series 2000B), Weekly VRDNs (Nucor Corp.), 4.020%, 5/2/2007	11,800,000
395,000		Johnson County, NC Industrial Facilities & PCFA, (Series 2001), Weekly VRDNs (Walthom Group)/(Wachovia Bank N.A. LOC), 4.050%, 5/4/2007	395,000
2,900,000		Mecklenberg County, NC Industrial Facilities & PCFA Industrial Development, (Series 2000), Weekly VRDNs (Ehren-Haus Industries, Inc.)/(Wachovia Bank N.A. LOC), 4.050%, 5/3/2007	2,900,000
2,800,000		North Carolina Capital Facilities Finance Agency, (Series 2002), Weekly VRDNs (Wolfpack Club)/(Bank of America N.A. LOC), 3.950%, 5/3/2007	2,800,000
1,900,000		North Carolina Capital Facilities Finance Agency, (Series 2004), Daily VRDNs (Republic Services, Inc.)/(SunTrust Bank LOC), 4.100%, 5/1/2007	1,900,000
2,245,000		North Carolina Capital Facilities Finance Agency, (Series 2005), Weekly VRDNs (Forsyth Country Day School, Inc.)/(Branch Banking & Trust Co. LOC), 3.950%, 5/3/2007	2,245,000
3,300,000		North Carolina Capital Facilities Finance Agency, (Series 2006A-1), Weekly VRDNs (Parker Lumber Co.)/(RBC Centura Bank LOC), 3.990%, 5/3/2007	3,300,000
155,000	[3,4]	North Carolina HFA, MERLOTS (Series 2000 A37), Weekly VRDNs (Wachovia Bank N.A. LIQ), 4.040%, 5/2/2007	155,000
3,700,000	[3,4]	North Carolina HFA, MERLOTS (Series 2006-B12), Weekly VRDNs (Wachovia Bank N.A. LIQ), 4.040%, 5/2/2007	3,700,000
1,600,000		North Carolina Medical Care Commission, (Series 2005), Weekly VRDNs (Southeastern Regional Medical Center)/(Branch Banking & Trust Co. LOC), 3.950%, 5/3/2007	1,600,000
11,350,000	[3,4]	North Carolina Medical Care Commission, RBC Floater Certificates (Series I-15), Weekly VRDNs (Novant Health Obligated Group)/(Royal Bank of Canada, Montreal LIQ), 3.980%, 5/3/2007	11,350,000
		TOTAL	62,630,000
		North Dakota--0.0%
1,700,000		Richland County, ND Solid Waste Disposal, (Series 2002), Weekly VRDNs (Minn-Dak Farmers Cooperative)/(Wells Fargo Bank, N.A. LOC), 4.010%, 5/3/2007	1,700,000
		Ohio--0.7%
2,150,000		Ashland, OH, 5.000% BANs, 5/24/2007	2,151,632
4,750,000		Dublin, OH, Industrial Development Refunding Revenue Bonds (Series 1997), Weekly VRDNs (Witco Corp.)/(Bank of America N.A. LOC), 3.970%, 5/3/2007	4,750,000
1,916,000		Euclid, OH, 4.500% BANs, 5/31/2007	1,916,984
5,915,000		Hamilton, OH MFH, (Series 2003A: Knollwood Crossing II Apartments), Weekly VRDNs (Pedcor Investments-2003-LIX LP)/(FHLB of Indianapolis LOC), 4.010%, 5/3/2007	5,915,000
4,500,000		Mahoning County, OH IDA, (Series 1999), Weekly VRDNs (Modern Builders Supply, Inc.)/ (PNC Bank, N.A. LOC), 4.040%, 5/3/2007	4,500,000
3,550,000		Mason, OH, 4.75% BANs, 5/24/2007	3,552,198
6,250,000		Medina County, OH, (Series 1998), Weekly VRDNs (Mack Industries, Inc.)/(Key Bank, N.A. LOC), 4.080%, 5/3/2007	6,250,000
1,310,000	[3,4]	Ohio HFA, MERLOTS (Series 2001-A78), Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ), 4.040%, 5/2/2007	1,310,000
2,700,000	[3,4]	Ohio HFA, Variable Rate Certificates (Series 2001-I), Weekly VRDNs (GNMA COL)/(Bank of America N.A. LIQ), 4.040%, 5/3/2007	2,700,000
4,500,000		Toledo-Lucas County, OH Port Authority, (Series 2006), Weekly VRDNs (Van Deurzen Dairy LLC)/(LaSalle Bank, N.A. LOC), 3.990%, 5/3/2007	4,500,000
3,400,000		Wood County, OH, (Series 1999), Weekly VRDNs (Dowa THT America, Inc.)/(Comerica Bank LOC), 3.980%, 5/2/2007	3,400,000
		TOTAL	40,945,814
		Oklahoma--0.6%
5,650,000		Broken Arrow, OK EDA Weekly VRDNs (Blue Bell Creameries)/(JPMorgan Chase Bank, N.A. LOC), 4.200%, 5/3/2007	5,650,000
17,476,299	[3,4]	Clipper Tax-Exempt Certificates Trust (Oklahoma AMT)/(Series 2004-3), Weekly VRDNs (Oklahoma HFA)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 4.010%, 5/3/2007	17,476,299
7,500,000		Oklahoma Development Finance Authority, (Series 2002), Weekly VRDNs (ConocoPhillips Co.)/(ConocoPhillips GTD), 4.050%, 5/2/2007	7,500,000
		TOTAL	30,626,299
		Oregon--0.4%
10,000,000		Port of Morrow, OR, (Series 2001A), Weekly VRDNs (Threemile Canyon Farms LLC)/ (Rabobank Nederland, Utrecht LOC), 4.010%, 5/3/2007	10,000,000
10,000,000		Port of Morrow, OR, (Series 2001C), Weekly VRDNs (Threemile Canyon Farms LLC)/ (Rabobank Nederland, Utrecht LOC), 4.010%, 5/3/2007	10,000,000
		TOTAL	20,000,000
		Pennsylvania--3.5%
1,000,000		Chester County, PA IDA, (Series 2000A), Weekly VRDNs (Innovative Solutions and Support, Inc.)/(PNC Bank, N.A. LOC), 4.040%, 5/3/2007	1,000,000
900,000		Northampton County, PA IDA, (Series 1997), Weekly VRDNs (Ultra-Poly Corp.)/(PNC Bank, N.A. LOC), 3.990%, 5/2/2007	900,000
10,000,000		Pennsylvania EDFA, Wastewater Treatment Revenue Refunding Bonds (Series 2004A), Weekly VRDNs (Sunoco, Inc.), 4.005%, 5/2/2007	10,000,000
2,500,000		Pennsylvania EDFA, Wastewater Treatment Revenue Refunding Bonds (Series 2004B), Weekly VRDNs (Sunoco, Inc.), 4.090%, 5/2/2007	2,500,000
30,700,000		Pennsylvania State Higher Education Assistance Agency, (Series 1997A), Weekly VRDNs (AMBAC INS)/(Dexia Credit Local LIQ), 3.960%, 5/2/2007	30,700,000
24,500,000		Pennsylvania State Higher Education Assistance Agency, (Series 2003 A-1), Weekly VRDNs (AMBAC INS)/(Dexia Credit Local LIQ), 3.960%, 5/2/2007	24,500,000
10,000,000		Pennsylvania State Higher Education Assistance Agency, (Series 2003 A-2), Weekly VRDNs (AMBAC INS)/(Dexia Credit Local LIQ), 3.960%, 5/2/2007	10,000,000
19,600,000		Pennsylvania State Higher Education Assistance Agency, (Series 2002 A), Weekly VRDNs (FSA INS)/(Bayerische Landesbank (GTD), Lloyds TSB Bank PLC, London, State Street Bank and Trust Co. and WestLB AG (GTD) LIQs), 3.960%, 5/3/2007	19,600,000
90,485,000		Philadelphia, PA Airport System, (Series 2005C), Weekly VRDNs (MBIA Insurance Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.980%, 5/2/2007	90,485,000
		TOTAL	189,685,000
		Rhode Island--0.4%
10,000,000		Cumberland, RI, 4.000% BANs, 5/15/2008	10,034,900
3,555,000		Rhode Island Industrial Facilities Corp., (Series 2001), Weekly VRDNs (Interplex Industries, Inc.)/(Key Bank, N.A. LOC), 4.060%, 5/3/2007	3,555,000
6,900,000		Warwick, RI Housing Authority, (Series 2001), Daily VRDNs (Trafalgar East Apartments)/ (Bank of America N.A. LOC), 4.100%, 5/1/2007	6,900,000
		TOTAL	20,489,900
		South Carolina--2.0%
12,550,000		Berkeley County, SC Exempt Facility Industrial Development, (Series 1997), Daily VRDNs (BP Amoco Corp.), 4.130%, 5/1/2007	12,550,000
23,600,000		Berkeley County, SC IDB Weekly VRDNs (Nucor Corp.), 4.030%, 5/2/2007	23,600,000
18,800,000		Berkeley County, SC IDB, (Series 1996A), Weekly VRDNs (Nucor Corp.), 4.030%, 5/2/2007	18,800,000
5,600,000		Berkeley County, SC IDB, (Series 1997), Weekly VRDNs (Nucor Corp.), 4.030%, 5/2/2007	5,600,000
24,800,000		Berkeley County, SC IDB, (Series 1998), Weekly VRDNs (Nucor Corp.), 4.030%, 5/2/2007	24,800,000
1,525,000		South Carolina Jobs-EDA Weekly VRDNs (Boozer Lumber Co.)/(Wachovia Bank N.A. LOC), 4.000%, 5/4/2007	1,525,000
50,000		South Carolina Jobs-EDA, (Series 1990), Weekly VRDNs (Rice Street Association)/ (Wachovia Bank N.A. LOC), 4.180%, 5/1/2007	50,000
2,300,000		South Carolina Jobs-EDA, (Series 1996), Weekly VRDNs (PVC Container Corp. Project)/ (PNC Bank, N.A. LOC), 3.990%, 5/2/2007	2,300,000
300,000		South Carolina Jobs-EDA, (Series 1998), Weekly VRDNs (Carolina Cotton Works, Inc.)/ (Branch Banking & Trust Co. LOC), 4.020%, 5/3/2007	300,000
6,000,000		South Carolina Jobs-EDA, (Series 2005A), Weekly VRDNs (Oconee Memorial Hospital, Inc.)/(Radian Asset Assurance INS)/(RBC Centura Bank LIQ), 3.980%, 5/3/2007	6,000,000
2,075,000	[3,4]	South Carolina State Housing Finance & Development Authority, ROCs (Series 398), Weekly VRDNs (FSA INS)/(Citibank NA, New York LIQ), 4.010%, 5/3/2007	2,075,000
10,300,000	[3,4]	South Carolina State Ports Authority, Floater Certificates (Series 2006-1390X), Weekly VRDNs (FSA INS)/(Morgan Stanley LIQ), 4.000%, 5/3/2007	10,300,000
		TOTAL	107,900,000
		South Dakota--0.3%
4,000,000		South Dakota Housing Development Authority, (2003 Series F), Weekly VRDNs (Landesbank Hessen-Thueringen (GTD) LIQ), 3.980%, 5/3/2007	4,000,000
14,980,000	[3,4]	South Dakota Housing Development Authority, (PA-1436), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 4.000%, 5/3/2007	14,980,000
		TOTAL	18,980,000
		Tennessee--1.7%
15,315,000		Chattanooga, TN Health & Housing Facility Board, (Series 2004-A), Weekly VRDNs (Cumberland Medical Center, Inc.)/(Regions Bank, Alabama LOC), 3.950%, 5/3/2007	15,315,000
1,300,000		Dover, TN IDB, (Series 1997), Weekly VRDNs (Nashville Wire Products Manufacturing Co.)/(Regions Bank, Alabama LOC), 4.040%, 5/3/2007	1,300,000
1,760,000		Hamilton County, TN IDB Weekly VRDNs (Pavestone Co.)/(JPMorgan Chase Bank, N.A. LOC), 4.200%, 5/3/2007	1,760,000
3,000,000		Jackson, TN IDB, Solid Waste Facility Bonds (Series 1995), Weekly VRDNs (Florida Steel Corp.)/(Bank of America N.A. LOC), 4.000%, 5/3/2007	3,000,000
44,100,000		Loudon, TN IDB Solid Waste Disposal, (Series 2006), Weekly VRDNs (Tate & Lyle Ingredients Americas, Inc.)/(Rabobank Nederland, Utrecht LOC), 4.000%, 5/3/2007	44,100,000
9,400,000		Shelby County, TN Health Education & Housing Facilities Board, (Series 2005), Weekly VRDNs (FSP-Wyndridge III LLC)/(FHLMC LOC), 4.040%, 5/3/2007	9,400,000
9,710,000	[3,4]	Tennessee Energy Acquisition Corp., (MT-336), Weekly VRDNs (BNP Paribas SA LIQ), 3.980%, 5/3/2007	9,710,000
845,000		Tullahoma, TN IDB, (Series 1995), Weekly VRDNs (Rock-Tenn Converting Co.)/(SunTrust Bank LOC), 4.060%, 5/2/2007	845,000
7,000,000		Wilson County, TN Health and Educational Facilities Board, Forest View Apartments (Series 2003), Weekly VRDNs (Forest View LP)/(Regions Bank, Alabama LOC), 4.150%, 5/3/2007	7,000,000
		TOTAL	92,430,000
		Texas--17.6%
4,950,000	[3,4]	Bexar County, TX Housing Finance Corp., (PT-2596), Weekly VRDNs (Rosemont Apartments)/(Merrill Lynch & Co., Inc. LIQ)/(WestLB AG (GTD) LOC), 4.030%, 5/3/2007	4,950,000
42,500,000		Brazos Harbor, TX IDC, (Series 2006), Weekly VRDNs (BASF Corp.), 4.050%, 5/2/2007	42,500,000
51,920,000		Brazos River Authority, TX, (Series 2001 D-2), Weekly VRDNs (TXU Energy Co. LLC)/ (Wachovia Bank N.A. LOC), 3.990%, 5/2/2007	51,920,000
45,750,000		Brazos River Authority, TX, (Series 2001A), Weekly VRDNs (TXU Energy Co. LLC)/ (Wachovia Bank N.A. LOC), 3.980%, 5/2/2007	45,750,000
12,400,000		Brazos River, TX, HBR Nav District Daily VRDNs (Merey Sweeney, LLP)/(JPMorgan Chase Bank, N.A. LOC), 4.140%, 5/1/2007	12,400,000
28,500,000		Calhoun County, TX Navigation District Environmental Facilities, (Series 2006), Weekly VRDNs (Formosa Plastic Corp.)/(Wachovia Bank N.A. LOC), 4.000%, 5/3/2007	28,500,000
5,035,000		Colorado County, TX IDC, (Series 2000), Weekly VRDNs (Great Southern Wood, Inc.)/ (Wachovia Bank N.A. LOC), 4.030%, 5/2/2007	5,035,000
2,100,000		Dalhart, TX Economic Development Corp., (Series 2005), Weekly VRDNs (DARE Investments)/(Rabobank Nederland, Utrecht LOC), 4.010%, 5/3/2007	2,100,000
2,950,000		Dalhart, TX Economic Development Corp., (Series 2005), Weekly VRDNs (Northside Farms LLC)/(Rabobank Nederland, Utrecht LOC), 4.010%, 5/3/2007	2,950,000
9,000,000	[3,4]	Dallas-Fort Worth, TX International Airport, (PA-1061), Weekly VRDNs (MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), 4.000%, 5/3/2007	9,000,000
2,725,000	[3,4]	Dallas-Fort Worth, TX International Airport, MERLOTS (Series 2002-A13), Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ), 4.040%, 5/2/2007	2,725,000
3,915,000	[3,4]	Dallas-Fort Worth, TX International Airport, (PT-738), Weekly VRDNs (FGIC INS)/(Merrill Lynch & Co., Inc. LIQ), 4.000%, 5/3/2007	3,915,000
4,995,000	[3,4]	Dallas-Fort Worth, TX International Airport, PUTTERs (Series 354), Weekly VRDNs (FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 4.020%, 5/3/2007	4,995,000
7,150,000	[3,4]	Dallas-Fort Worth, TX International Airport, PUTTERs (Series 350), Weekly VRDNs (MBIA Insurance Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 4.020%, 5/3/2007	7,150,000
3,000,000	[3,4]	Dallas-Fort Worth, TX International Airport, ROCs (Series 268), Weekly VRDNs (MBIA Insurance Corp. INS)/(Citibank NA, New York LIQ), 4.010%, 5/3/2007	3,000,000
9,400,000		DeSoto, TX Housing Finance Corp., (Series 2004), Weekly VRDNs (Hickory Manor Senior Apartments)/(FHLMC LOC), 4.010%, 5/3/2007	9,400,000
7,435,000		East Texas Housing Finance Corp., (Series 2002), Weekly VRDNs (The Park at Shiloh Apartments)/(Wachovia Bank N.A. LOC), 4.050%, 5/3/2007	7,435,000
22,000,000		First Rio Grande, TX Regional Water Authority Economic Development Corp., (Series 2007), Weekly VRDNs (Rio Grande Valley Sugar Growers, Inc.)/(Wachovia Bank N.A. LOC), 4.060%, 5/3/2007	22,000,000
15,000,000		Gulf Coast, TX IDA, Marine Terminal Revenue Bonds (Series 1993), Daily VRDNs (BP Amoco Corp.), 4.130%, 5/1/2007	15,000,000
12,000,000		Gulf Coast, TX Waste Disposal Authority Daily VRDNs (BP Amoco Corp.), 4.130%, 5/1/2007	12,000,000
20,900,000		Gulf Coast, TX Waste Disposal Authority, (Series 1993), Daily VRDNs (BP Amoco Corp.), 4.130%, 5/1/2007	20,900,000
3,500,000		Gulf Coast, TX Waste Disposal Authority, (Series 1994), Daily VRDNs (BP Amoco Corp.), 4.130%, 5/1/2007	3,500,000
20,250,000		Gulf Coast, TX Waste Disposal Authority, (Series 1996), Daily VRDNs (BP Amoco Corp.), 4.130%, 5/1/2007	20,250,000
15,000,000		Gulf Coast, TX Waste Disposal Authority, (Series 1998), Daily VRDNs (BP Amoco Corp.), 4.130%, 5/1/2007	15,000,000
20,100,000		Gulf Coast, TX Waste Disposal Authority, (Series 2001), Daily VRDNs (BP Amoco Corp.)/(BP PLC GTD), 4.130%, 5/1/2007	20,100,000
20,000,000		Gulf Coast, TX Waste Disposal Authority, (Series 2001), Weekly VRDNs (American Acryl LP)/(Citibank NA, New York LOC), 4.040%, 5/3/2007	20,000,000
6,070,000		Gulf Coast, TX Waste Disposal Authority, (Series 2002), Daily VRDNs (BP Products North America, Inc.)/(BP PLC GTD), 4.130%, 5/1/2007	6,070,000
2,680,000		Gulf Coast, TX Waste Disposal Authority, (Series 2004), Daily VRDNs (BP Products North America, Inc.)/(BP PLC GTD), 4.130%, 5/1/2007	2,680,000
7,000,000		Gulf Coast, TX Waste Disposal Authority, (Series 2004), Weekly VRDNs (Republic Waste Services of Texas Ltd.)/(Republic Services, Inc. GTD), 4.330%, 5/3/2007	7,000,000
12,700,000		Gulf Coast, TX Waste Disposal Authority, (Series 2005), Daily VRDNs (BP Products North America, Inc.)/(BP PLC GTD), 4.130%, 5/1/2007	12,700,000
6,300,000		Gulf Coast, TX Waste Disposal Authority, (Series 2005), Weekly VRDNs (Air Products & Chemicals, Inc.), 4.030%, 5/2/2007	6,300,000
10,500,000		Gulf Coast, TX Waste Disposal Authority, Environmental Facilities Revenue Bonds (Series 2001B), Daily VRDNs (Exxon Capital Ventures, Inc.)/(Exxon Mobil Corp. GTD), 4.130%, 5/1/2007	10,500,000
7,800,000		Gulf Coast, TX Waste Disposal Authority, Solid Waste Disposal Revenue Bonds (Series 1999), Weekly VRDNs (Air Products & Chemicals, Inc.), 4.030%, 5/2/2007	7,800,000
7,000,000		Gulf Coast, TX Waste Disposal Authority, Solid Waste Disposal Revenue Bonds (Series 2000), Weekly VRDNs (Air Products LP)/(Air Products & Chemicals, Inc. GTD), 4.030%, 5/2/2007	7,000,000
7,000,000		Harris County, TX Housing Finance Corp., Park at Kirkstall Apartments (Series 2002), Weekly VRDNs (Harris Park Partners LP)/(Wachovia Bank N.A. LOC), 4.050%, 5/3/2007	7,000,000
9,565,000	[3,4]	Houston, TX Airport System, MERLOTS (Series 2001-B4), Weekly VRDNs (FSA INS)/ (Wachovia Bank N.A. LIQ), 4.040%, 5/2/2007	9,565,000
45,200,000		Houston, TX Airport System, (Series 2005A), Weekly VRDNs (FSA INS)/(Bank of America N.A. LIQ), 4.020%, 5/2/2007	45,200,000
6,930,000	[3,4]	Houston, TX Airport System, Floater Certificates (Series 2006-1382X), Weekly VRDNs (FGIC INS)/(Morgan Stanley LIQ), 4.000%, 5/3/2007	6,930,000
4,730,000		Houston, TX Housing Finance Corp., (Series 2005), Weekly VRDNs (Fairlake Cove Apartments)/(Citibank NA, New York LOC), 4.040%, 5/2/2007	4,730,000
3,500,000		Lower Neches Valley Authority, TX, (Series 2003), Weekly VRDNs (Onyx Environmental Services LLC)/(Bank of America N.A. LOC), 4.000%, 5/3/2007	3,500,000
5,000,000		Port Arthur Navigation District, TX IDC, (Series 2000), Weekly VRDNs (Air Products & Chemicals, Inc.), 4.030%, 5/2/2007	5,000,000
15,000,000		Port Arthur Navigation District, TX IDC, (Series 2001), Weekly VRDNs (Air Products & Chemicals, Inc.), 4.030%, 5/2/2007	15,000,000
29,500,000		Red River Authority, TX, Solid Waste Disposal Revenue Bonds (Series 2006), Weekly VRDNs (Panda Hereford Ethanol LP)/(Societe Generale, Paris LOC), 4.020%, 5/3/2007	29,500,000
2,500,000		Saginaw, TX IDA, (Series 1998), Weekly VRDNs (Glad Investing Partners Ltd.)/(JPMorgan Chase Bank, N.A. LOC), 4.200%, 5/3/2007	2,500,000
10,010,000	[3,4]	San Antonio, TX Electric & Gas System, MERLOTS (Series 2002-A53), 3.650% TOBs (FSA INS)/(Wachovia Bank N.A. LIQ), Optional Tender 8/1/2007	10,010,000
7,000,000	[3,4]	San Antonio, TX ISD, (PT-1184), Weekly VRDNs (Texas PSFG Program GTD)/(Merrill Lynch & Co., Inc. LIQ), 3.990%, 5/3/2007	7,000,000
69,000,000	[3,4]	Texas Municipal Gas Acquisition & Supply Corp. I, (PA-1438R), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.990%, 5/3/2007	69,000,000
13,325,000	[3,4]	Texas Municipal Gas Acquisition & Supply Corp. I, (PA-1439), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.990%, 5/3/2007	13,325,000
10,000,000	[3,4]	Texas Municipal Gas Acquisition & Supply Corp. I, (PA-1453), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 4.000%, 5/3/2007	10,000,000
20,000,000	[3,4]	Texas Municipal Gas Acquisition & Supply Corp. I, (PA-1462), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 4.000%, 5/3/2007	20,000,000
78,080,000	[3,4]	Texas Municipal Gas Acquisition & Supply Corp. I, (PA-1463), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 4.000%, 5/3/2007	78,080,000
75,000,000	[3,4]	Texas Municipal Gas Acquisition & Supply Corp. I, (PA-1476), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 4.000%, 5/3/2007	75,000,000
9,995,000	[3,4]	Texas Municipal Gas Acquisition & Supply Corp. I, (PT-3784), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.990%, 5/3/2007	9,995,000
29,995,000	[3,4]	Texas Municipal Gas Acquisition & Supply Corp. I, (PT-3785), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.990%, 5/3/2007	29,995,000
5,625,000	[3,4]	Texas Municipal Gas Acquisition & Supply Corp. I, MERLOTS (Series 2007-C7), Daily VRDNs (Bank of New York LIQ), 4.000%, 5/2/2007	5,625,000
10,000,000	[3,4]	Texas State Department of Housing & Community Affairs, (PA-1308), Weekly VRDNs (GNMA COL)/(Merrill Lynch & Co., Inc. LIQ), 4.000%, 5/3/2007	10,000,000
7,000,000	[3,4]	Texas State Department of Housing & Community Affairs, (PT-1347), Weekly VRDNs (Bluffview Senior Apartments)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 4.030%, 5/3/2007	7,000,000
3,500,000	[3,4]	Texas State Department of Housing & Community Affairs, (Series 2005 FR/RI-L2), Weekly VRDNs (GNMA COL)/(Lehman Brothers Holdings, Inc. LIQ), 4.050%, 5/2/2007	3,500,000
5,125,000		Texas State Department of Housing & Community Affairs, (Series 2006), Weekly VRDNs (Champions Crossing Apartments)/(FNMA LOC), 3.990%, 5/3/2007	5,125,000
5,015,000		Texas State Department of Housing & Community Affairs, (Series 2006), Weekly VRDNs (Red Hills Villas)/(FNMA LOC), 3.990%, 5/3/2007	5,015,000
13,400,000		Texas State Department of Housing & Community Affairs, Addison Park Apartments (Series 2004), Weekly VRDNs (Arlington Partners LP)/(Compass Bank, Birmingham LOC), 4.150%, 5/3/2007	13,400,000
2,770,000	[3,4]	Texas State Department of Housing & Community Affairs, MERLOTS (Series 2003-A8), Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ), 4.040%, 5/2/2007	2,770,000
3,600,000		Waco, TX IDC, (Series 1998), Weekly VRDNs (Chad A. Grief 1998 Irrevocable Trust)/ (Regions Bank, Alabama LOC), 4.070%, 5/3/2007	3,600,000
3,850,000		Waxahachie, TX IDA, (Series 1998), Weekly VRDNs (Rock-Tenn Converting Co.)/(SunTrust Bank LOC), 4.010%, 5/2/2007	3,850,000
		TOTAL	963,740,000
		Utah--0.1%
4,000,000		West Jordan, UT, (Series 1999), Weekly VRDNs (Penco Products, Inc.)/(Key Bank, N.A. LOC), 4.090%, 5/3/2007	4,000,000
		Vermont--0.2%
4,960,000	[3,4]	Vermont HFA, (Series 2004 FR/RI-L76), Weekly VRDNs (FSA INS)/(Lehman Brothers Holdings, Inc. LIQ), 4.050%, 5/2/2007	4,960,000
2,750,000	[3,4]	Vermont HFA, MERLOTS (Series 2001-A49), Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ), 4.040%, 5/2/2007	2,750,000
1,950,000	[3,4]	Vermont HFA, MERLOTS (Series 2001-A91), Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ), 4.040%, 5/2/2007	1,950,000
		TOTAL	9,660,000
		Virginia--4.8%
3,500,000		Charles City County, VA EDA, (Series 2004A), Weekly VRDNs (Waste Management, Inc.)/ (JPMorgan Chase Bank, N.A. LOC), 4.000%, 5/3/2007	3,500,000
5,540,000		Fairfax County, VA EDA, (Series 1996), Weekly VRDNs (Fair Lakes D&K LP)/(Wachovia Bank N.A. LOC), 4.000%, 5/2/2007	5,540,000
34,300,000		Halifax, VA IDA, MMMs, PCR (Series 1992), 3.910% CP (Virginia Electric & Power Co.), Mandatory Tender 7/2/2007	34,300,000
2,935,000		Hampton, VA IDA, (Series 1998), Weekly VRDNs (Waste Management, Inc.)/(Wachovia Bank N.A. LOC), 4.000%, 5/3/2007	2,935,000
4,500,000		Hanover County, VA IDA, (Series 2005A), Weekly VRDNs (Rhapsody Land & Development LLC)/(Wachovia Bank N.A. LOC), 4.050%, 5/3/2007	4,500,000
3,450,000		Henrico County, VA EDA, (Series 2000), Weekly VRDNs (White Oak Semiconductor LP)/ (Citibank NA, New York LOC), 4.000%, 5/2/2007	3,450,000
5,790,000		King George County IDA, VA, (Series 1996), Weekly VRDNs (Garnet of Virginia, Inc.)/ (JPMorgan Chase Bank, N.A. LOC), 4.000%, 5/3/2007	5,790,000
3,525,000		Madison County, VA IDA, (Series 1998), Weekly VRDNs (Madison Wood Preservers, Inc.)/ (Wachovia Bank N.A. LOC), 4.000%, 5/3/2007	3,525,000
15,400,000		Metropolitan Washington, DC Airports Authority, (Series 2005A), 3.680% CP (Bank of America N.A. LOC), Mandatory Tender 8/8/2007	15,400,000
5,000,000		Metropolitan Washington, DC Airports Authority, (Series 2005A), 3.680% CP (Bank of America N.A. LOC), Mandatory Tender 9/4/2007	5,000,000
5,000,000		Metropolitan Washington, DC Airports Authority, (Series 2005A), 3.700% CP (Bank of America N.A. LOC), Mandatory Tender 8/8/2007	5,000,000
19,000,000		Metropolitan Washington, DC Airports Authority, (Series 2005B), 3.680% CP (Bank of America N.A. LOC), Mandatory Tender 8/8/2007	19,000,000
10,000,000		Metropolitan Washington, DC Airports Authority, (Subseries A), 3.670% CP (Landesbank Baden-Wuerttemberg (GTD) and WestLB AG (GTD) LOCs), Mandatory Tender 7/9/2007	10,000,000
10,000,000		Metropolitan Washington, DC Airports Authority, (Subseries A), 3.680% CP (Landesbank Baden-Wuerttemberg (GTD) and WestLB AG (GTD) LOCs), Mandatory Tender 6/6/2007	10,000,000
20,000,000		Metropolitan Washington, DC Airports Authority, (Subseries A), 3.700% CP (Landesbank Baden-Wuerttemberg (GTD) and WestLB AG (GTD) LOCs), Mandatory Tender 7/10/2007	20,000,000
43,000,000		Metropolitan Washington, DC Airports Authority, (Subseries A), 3.710% CP (Landesbank Baden-Wuerttemberg (GTD) and WestLB AG (GTD) LOCs), Mandatory Tender 7/17/2007	43,000,000
3,250,000		New Kent County, VA, (Series 1999), Weekly VRDNs (Basic Construction Co. LLC)/ (SunTrust Bank LOC), 4.010%, 5/2/2007	3,250,000
5,695,000		Newport News, VA Redevelopment & Housing Authority, (Series 2001A), Weekly VRDNs (Admiral Pointe Apartments)/(SunTrust Bank LOC), 4.010%, 5/2/2007	5,695,000
5,370,000		Portsmouth, VA Redevelopment and Housing Authority, (Series 2000), Weekly VRDNs (Yorkshire Square Townhouse Apartments)/(SunTrust Bank LOC), 4.010%, 5/2/2007	5,370,000
5,435,000		Prince William County, VA IDA, (Series 2001), Weekly VRDNs (Quantico Court)/(SunTrust Bank LOC), 4.010%, 5/2/2007	5,435,000
3,895,000		Richmond, VA Redevelopment & Housing Authority Weekly VRDNs (Greystone Place Apartments)/(SunTrust Bank LOC), 4.010%, 5/2/2007	3,895,000
6,500,000	[3,4]	Virginia Port Authority, MERLOTS (Series 1997M), Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), 4.040%, 5/2/2007	6,500,000
28,430,000	[3,4]	Virginia State Housing Development Authority, (PA -1433), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.980%, 5/3/2007	28,430,000
5,625,000	[3,4]	Virginia State Housing Development Authority, Class A Certificates (Series 7019), Weekly VRDNs (Bear Stearns Cos., Inc. LIQ), 4.000%, 5/3/2007	5,625,000
5,285,000	[3,4]	Virginia State Housing Development Authority, MERLOTS (Series 2006-B21), Weekly VRDNs (Wachovia Bank N.A. LIQ), 4.040%, 5/2/2007	5,285,000
2,300,000		Winchester, VA IDA, (Series 2001), Weekly VRDNs (Northwood Manufacturing)/(Wachovia Bank N.A. LOC), 4.050%, 5/3/2007	2,300,000
		TOTAL	262,725,000
		Washington--3.0%
6,980,000	[3,4]	Chelan County, WA Public Utility District No. 1, MERLOTS (Series 2001-B1), Weekly VRDNs (Chelan Hydro Consolidated System)/(MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), 4.040%, 5/2/2007	6,980,000
9,000,000		Pierce County, WA Economic Development Corp., (Series 1995), Weekly VRDNs (Simpson-Tacoma Kraft Co.)/(Bank of America N.A. LOC), 4.180%, 5/3/2007	9,000,000
4,205,000		Port of Pasco, WA Economic Development Corp., (Series 1996), Weekly VRDNs (Douglas Fruit Co., Inc.)/(U.S. Bank, N.A. LOC), 4.020%, 5/3/2007	4,205,000
4,995,000	[3,4]	Port of Seattle, WA, (PT-720), Weekly VRDNs (FGIC INS)/(BNP Paribas SA LIQ), 4.010%, 5/3/2007	4,995,000
8,425,000		Port of Seattle, WA, (Series 2005), Weekly VRDNs (Fortis Bank SA/NV LOC), 3.970%, 5/2/2007	8,425,000
12,330,000	[3,4]	Port of Seattle, WA, Eagles (Series 2007-0028), Weekly VRDNs (AMBAC INS)/ (Landesbank Hessen-Thueringen LIQ), 4.000%, 5/3/2007	12,330,000
7,530,000	[3,4]	Port of Seattle, WA, MERLOTS (Series 2001-A53), Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), 4.040%, 5/2/2007	7,530,000
3,935,000	[3,4]	Port of Seattle, WA, MERLOTS (Series 2002-B4), Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ), 4.040%, 5/2/2007	3,935,000
5,000,000	[3,4]	Port of Seattle, WA, MERLOTS (Series 2006-C1), Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ), 4.040%, 5/2/2007	5,000,000
5,840,000	[3,4]	Port of Seattle, WA, MERLOTS (Series 2007-C13), Weekly VRDNs (MBIA Insurance Corp. INS)/(Bank of New York LIQ), 4.040%, 5/2/2007	5,840,000
4,450,000	[3,4]	Port of Seattle, WA, (PT-728), Weekly VRDNs (FGIC INS)/(BNP Paribas SA LIQ), 4.000%, 5/3/2007	4,450,000
4,320,000	[3,4]	4 Port of Seattle, WA, (PT-850), Weekly VRDNs (MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), 4.000%, 5/3/2007	4,320,000
7,000,000	[3,4]	Port of Seattle, WA, RBC Floater Certificates (Series I-11), Weekly VRDNs (SEATAC Fuel Facilities LLC)/(MBIA Insurance Corp. INS)/(Royal Bank of Canada, Montreal LIQ), 4.000%, 5/3/2007	7,000,000
12,850,000		Seattle, WA Housing Authority, (Series 2003), Weekly VRDNs (High Point North LP)/(Bank of America N.A. LOC), 4.010%, 5/3/2007	12,850,000
11,500,000		Seattle, WA Housing Authority, (Series 2007), Weekly VRDNs (High Point South LP)/(Key Bank, N.A. LOC), 4.010%, 5/3/2007	11,500,000
9,905,000	[3,4]	Spokane, WA Public Facilities District, MERLOTS (Series 2001-A111), Weekly VRDNs (MBIA Insurance Corp. INS)/(Bank of New York LIQ), 4.040%, 5/2/2007	9,905,000
6,825,000		Washington State EDFA, (Series 2000H), Weekly VRDNs (Waste Management, Inc.)/(Bank of America N.A. LOC), 4.010%, 5/2/2007	6,825,000
5,500,000		Washington State EDFA, (Series 2001C), Weekly VRDNs (Waste Management, Inc.)/(Bank of America N.A. LOC), 4.010%, 5/2/2007	5,500,000
1,375,000		Washington State EDFA, (Series 2001E), Weekly VRDNs (Darigold, Inc./WestFarm Foods)/ (Wachovia Bank N.A. LOC), 4.010%, 5/3/2007	1,375,000
1,000,000		Washington State EDFA, (Series 2001L), Weekly VRDNs (Darigold, Inc./WestFarm Foods)/ (Wachovia Bank N.A. LOC), 4.010%, 5/3/2007	1,000,000
5,200,000		Washington State EDFA, (Series 2004B), Weekly VRDNs (Cedar Grove Composting, Inc.)/ (Wells Fargo Bank, N.A. LOC), 4.000%, 5/2/2007	5,200,000
4,865,000		Washington State EDFA, (Series 2005B), Weekly VRDNs (Harold LeMay Enterprises, Inc.)/ (Bank of America N.A. LOC), 4.000%, 5/2/2007	4,865,000
5,890,000		Washington State EDFA, (Series 2006K), Weekly VRDNs (Heirborne Investments LLC)/ (Wells Fargo Bank, N.A. LOC), 4.000%, 5/2/2007	5,890,000
3,590,000		Washington State Housing Finance Commission, (Series 1996), Weekly VRDNs (Hamilton Place Senior Living LP)/(FNMA LOC), 4.020%, 5/3/2007	3,590,000
4,825,000		Washington State Housing Finance Commission, (Series 1996: Larkin Apartments), Weekly VRDNs (Hamilton Place Apartments, LP)/(FNMA LOC), 4.020%, 5/3/2007	4,825,000
5,350,000		Washington State Housing Finance Commission, (Series 2002A), Weekly VRDNs (Alderwood Court Associates LP)/(FNMA LOC), 4.010%, 5/3/2007	5,350,000
		TOTAL	162,685,000
		West Virginia--1.9%
800,000		Berkeley County, WV County Commission, (Series 1994), Weekly VRDNs (Brentwood Industries, Inc.)/(General Electric Capital Corp. LOC), 4.050%, 5/2/2007	800,000
10,000,000		Grant County, WV County Commission, PCRB (Series 1994), 3.820% CP (Virginia Electric & Power Co.), Mandatory Tender 8/13/2007	10,000,000
4,000,000		Grant County, WV County Commission, Solid Waste Disposal Revenue Bonds (Series 1996), 3.74% CP (Virginia Electric & Power Co.), Mandatory Tender 5/24/2007	4,000,000
3,100,000		Marion County, WV County Commission, (Series 1990 B), Weekly VRDNs (American Bituminous Power Partners LP)/(Deutsche Bank AG LOC), 3.990%, 5/2/2007	3,100,000
3,760,000		Ritchie County, WV, IDRB (Series 1996), Weekly VRDNs (Simonton Building Products, Inc.)/(PNC Bank, N.A. LOC), 4.040%, 5/3/2007	3,760,000
21,340,000	[3,4]	West Virginia Housing Development Fund, (PT-3948), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 4.000%, 5/3/2007	21,340,000
23,000,000		West Virginia Public Energy Authority, (1989 Series A), 3.640% CP (Morgantown Energy Associates)/(Dexia Credit Local LOC), Mandatory Tender 7/2/2007	23,000,000
39,100,000		West Virginia Public Energy Authority, (1989 Series A), 3.700% CP (Morgantown Energy Associates)/(Dexia Credit Local LOC), Mandatory Tender 7/11/2007	39,100,000
		TOTAL	105,100,000
		Wisconsin--2.6%
9,500,000		Brokaw, WI, Sewage and Solid Waste Revenue Bonds (Series 1995), Weekly VRDNs (Wausau Paper Mills Co.)/(Bank of America N.A. LOC), 4.170%, 5/3/2007	9,500,000
4,000,000		Combined Locks, WI, Development Revenue Bonds, (Series 1997), Weekly VRDNs (Appleton Papers)/(LaSalle Bank, N.A. LOC), 4.170%, 5/3/2007	4,000,000
800,000		Grand Chute, WI, (Series 2000A), Weekly VRDNs (Pacon Corp.)/(U.S. Bank, N.A. LOC), 4.050%, 5/2/2007	800,000
1,720,000		Hartford, WI, (Series 2000), Weekly VRDNs (Advance Bag, Inc.)/(Marshall & Ilsley Bank, Milwaukee LOC), 4.030%, 5/3/2007	1,720,000
2,300,000		Milwaukee, WI, (Series 1997), 3.730% TOBs (Signature Flight Support Corp.)/(Bayerische Landesbank (GTD) LOC), Optional Tender 6/1/2007	2,300,000
4,085,000	[3,4]	Wisconsin Housing & EDA, (PT-3456), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 4.000%, 5/3/2007	4,085,000
16,380,000		Wisconsin Housing & EDA, (Series 2004E), Weekly VRDNs (Lloyds TSB Bank PLC, London LIQ), 3.980%, 5/2/2007	16,380,000
56,020,000		Wisconsin Housing & EDA, (Series A), Weekly VRDNs (DePfa Bank PLC LIQ), 3.980%, 5/3/2007	56,020,000
5,000,000		Wisconsin Housing & EDA, Home Ownership Revenue Bonds (Series 2002E), Weekly VRDNs (FHLB of Chicago LIQ), 3.980%, 5/2/2007	5,000,000
16,855,000		Wisconsin Housing & EDA, Home Ownership Revenue Bonds (Series 2005C), Weekly VRDNs (Lloyds TSB Bank PLC, London LIQ), 3.980%, 5/2/2007	16,855,000
16,100,000		Wisconsin Housing & EDA, Home Ownership Revenue Bonds (Series 2005C), Weekly VRDNs (Lloyds TSB Bank PLC, London LIQ), 3.980%, 5/2/2007	16,100,000
8,520,000	[3,4]	Wisconsin Housing & EDA, (PA-1473R), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 4.020%, 5/3/2007	8,520,000
1,790,000	[3,4]	Wisconsin Housing & EDA, ROCs (Series 397), Weekly VRDNs (Citibank NA, New York LIQ), 4.010%, 5/3/2007	1,790,000
		TOTAL	143,070,000
		TOTAL MUNICIPAL INVESTMENTS –106.0% (AT AMORTIZED COST)[5]	5,791,898,867
		OTHER ASSETS AND LIABILITIES---NET—(6.0)%	(329,237,604)
		TOTAL NET ASSETS---100%	$5,462,661,263
Securities that are subject to the federal alternative minimum tax (AMT) represent 74.7% of the portfolio as calculated based on total market value.

1
The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality.  An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations.  For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1, or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.
Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities.  The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At April 30, 2007, the portfolio securities were rated as follows:
Tier Rating Based on Total Market Value
First Tier     Second Tier
97.4%         2.6%

2	Current rate and next reset date shown for Variable Rate Demand Notes.
3
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2007, these restricted securities amounted to $1,863,840,693, which represented 34.1% of total net assets

4
Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees. At April 30, 2007, these liquid restricted securities amounted to $1,863,840,693 which represented 34.1% of total net assets.

5	Also represents cost for federal tax purposes.

Investment Valuation
The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2007.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
AMT	--Alternative Minimum Tax
BANs	--Bond Anticipation Notes
COL	--Collateralized
CP	--Commercial Paper
EDA	--Economic Development Authority
EDFA	--Economic Development Financing Authority
FGIC	--Financial Guaranty Insurance Company
FHLB	--Federal Home Loan Bank
FHLMC	--Federal Home Loan Mortgage Corporation
FNMA	--Federal National Mortgage Association
FSA	--Financial Security Assurance
GANs	--Grant Anticipation Notes
GNMA	--Government National Mortgage Association
GTD	--Guaranteed
HFA	--Housing Finance Authority
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDC	--Industrial Development Corporation
IDRBs	--Industrial Development Revenue Bond(s)
IFA	--Industrial Finance Authority
INS	--Insured
INV	--Investment Agreement
ISD	--Independent School District
LIQ	--Liquidity Agreement
LOCs	--Letter(s) of Credit
LYONs	--Liquid Yield Option Notes
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
MFH	--Multi-Family Housing
MMMs	--Money Market Municipals
PCFA	--Pollution Control Finance Authority
PCR	--Pollution Control Revenue
PCRBs	-- Pollution Control Revenue Bond(s)
PSFG	--Permanent School Fund Guarantee
PUTTERs	--Puttable Tax Exempt Receipts
ROCs	--Reset Option Certificates
SA	--Support Agreement
SWP	--Swap Agreement
TANs	--Tax Anticipation Notes
TOBs	--Tender Option Bonds
TOPs	--Trust Obligation Participating Securities
UT	--Unlimited Tax
VRDNs	--Variable Rate Demand Notes

Prime Cash Obligations Fund

Portfolio of Investments

April 30, 2007 (unaudited)

Principal Amount			Value
		ASSET-BACKED SECURITIES--1.9%
		Finance - Automotive--0.4%
$31,898,039	[1]	CAL Securitization Trust 2006-1, Class A1, 5.400%, 12/17/2007	$31,898,039
5,451,314		Capital Auto Receivables Asset Trust 2006-2, Class A1, 5.340%, 12/17/2007	5,451,314
403,879	[1,2]	Capital Auto Receivables Asset Trust 2006-SN1, Class A1A, 5.439%, 9/20/2007	403,879
4,072,123		Nissan Auto Lease Trust 2006-A, Class A1, 5.346%, 12/14/2007	4,072,123
958,824	[1,2]	Wachovia Auto Loan Owner Trust 2006-2, Class A-1, 5.358%, 11/9/2007	958,824
		TOTAL	42,784,179
		Finance - Equipment--0.1%
5,481,297	[1,2]	Marlin Leasing Receivables X LLC Series 2006-1, Class A1, 5.475%, 9/17/2007	5,481,297
		Finance - Retail--1.4%
28,000,000	[1,2]	Holmes Master Issuer PLC 2006-1, Class 1A, 5.300%, 10/15/2007	28,000,000
55,000,000		Holmes Master Issuer PLC 2007-1, Class 1A1, 5.300%, 3/15/2008	55,000,000
63,000,000		Permanent Master Issuer PLC 2007-1, Class A, 5.300%, 1/15/2008	63,000,000
		TOTAL	146,000,000
		TOTAL ASSET-BACKED SECURITIES	194,265,476
		CERTIFICATES OF DEPOSIT--6.2%
		Banking--6.2%
184,000,000		Barclays Bank PLC, 5.310% - 5.420%, 5/24/2007 - 2/15/2008	184,000,000
50,000,000		Citizens Bank of Massachusetts, 5.320%, 5/9/2007	50,000,000
50,000,000		Citizens Bank of Pennsylvania, 5.320%, 5/29/2007	50,000,000
174,000,000		Credit Suisse, Zurich, 5.290% - 5.365%, 10/16/2007 - 4/17/2008	173,999,073
40,000,000		DePfa Bank PLC, 5.320%, 7/12/2007	40,000,000
25,000,000		Mizuho Corporate Bank Ltd., 5.320%, 5/14/2007	25,000,000
40,000,000		Societe Generale, Paris, 5.350%, 10/9/2007	39,977,990
80,000,000		Toronto Dominion Bank, 5.420% - 5.522%, 6/18/2007 - 8/3/2007	80,009,227
		TOTAL CERTIFICATES OF DEPOSIT	642,986,290
		COLLATERALIZED LOAN AGREEMENTS--13.0%
		Banking--4.0%
275,000,000		Deutsche Bank Securities, Inc., 5.424% - 5.429%, 5/2/2007 - 5/18/2007	275,000,000
150,000,000		Fortis Bank SA/NV, 5.437%, 5/1/2007	150,000,000
		TOTAL	425,000,000
		Brokerage--9.0%
450,000,000		Citigroup Global Markets, Inc., 5.437% - 5.488%, 5/1/2007	450,000,000
490,000,000		Goldman Sachs & Co., 5.323% - 5.488%, 5/1/2007	490,000,000
		TOTAL	940,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	1,365,000,000
		COMMERCIAL PAPER --31.3%[3]
		Banking--4.6%
190,100,000	[1,2]	Fountain Square Commercial Funding Corp., 5.307% - 5.317%, 5/4/2007 - 7/3/2007	189,406,122
15,000,000	[1,2]	KBC Financial Products International Ltd., (KBC Bank N.V. GTD), 5.340%, 5/14/2007	14,971,833
76,616,000	[1,2]	Long Lane Master Trust IV, (Bank of America N.A. SWP), 5.310%, 6/8/2007	76,192,228
205,000,000	[1,2]	Picaros Funding LLC, (KBC Bank NV GTD), 5.299% - 5.337%, 5/15/2007 - 10/5/2007	203,362,508
		TOTAL	483,932,691
		Finance - Automotive--5.0%
375,000,000		FCAR Auto Loan Trust, A1+/P1 Series, 5.307% - 5.350%, 5/16/2007 - 8/28/2007	372,453,838
148,747,000		FCAR Auto Loan Trust, A1/P1 Series, 5.309% - 5.328%, 5/23/2007 - 9/24/2007	146,705,459
		TOTAL	519,159,297
		Finance - Commercial--1.0%
37,000,000	[1,2]	Versailles CDS LLC, 5.311% - 5.321%, 6/15/2007 - 6/19/2007	36,745,793
75,000,000	[1,2,4]	Versailles CDS LLC, 5.318%, 1/6/2008	74,812,646
		TOTAL	111,558,439
		Finance - Retail--8.7%
168,850,000	[1,2]	Amsterdam Funding Corp., 5.301% - 5.309%, 5/1/2007 - 6/14/2007	168,384,802
50,000,000		HSBC Finance Corp., 5.320%, 5/30/2007	49,788,542
205,000,000	[1,2]	Paradigm Funding LLC, 5.300% - 5.353%, 7/9/2007 - 8/13/2007	202,342,631
366,522,000	[1,2]	Sheffield Receivables Corp., 5.295% - 5.309%, 5/1/2007 - 6/18/2007	365,368,598
125,000,000	[1,2]	Yorktown Capital LLC, 5.296% - 5.307%, 5/4/2007 - 6/1/2007	124,740,653
		TOTAL	910,625,226
		Finance - Securities--12.0%
205,000,000	[1,2,4]	Georgetown Funding Co. LLC, 5.306% - 5.313%, 5/25/2007 - 6/9/2007	204,433,197
65,000,000	[1,2]	Grampian Funding LLC, 5.349% - 5.349%, 7/31/2007 - 8/3/2007	64,133,114
149,022,000	[1,2]	KLIO Funding Ltd., 5.315% - 5.320%, 5/23/2007 - 7/11/2007	147,979,510
241,319,000	[1,2]	KLIO II Funding Ltd., 5.310% - 5.321%, 6/6/2007 - 7/24/2007	238,922,089
235,000,000	[1,2]	Perry Global Funding LLC Series A, 5.305% - 5.329%, 6/19/2007 - 8/22/2007	232,306,097
199,470,000	[1,2]	Scaldis Capital LLC, 5.307% - 5.321%, 5/15/2007 - 5/29/2007	198,870,398
70,000,000	[1,2]	Sigma Finance, Inc., (Sigma Finance Corp. GTD), 5.311% - 5.350%, 7/6/2007 - 8/1/2007	69,228,547
100,503,000	[1,2]	Three Rivers Funding Corp., 5.307% - 5.308%, 6/11/2007 - 6/13/2007	99,886,320
		TOTAL	1,255,759,272
		TOTAL COMMERCIAL PAPER	3,281,034,925
		CORPORATE BOND--0.2%
		Finance - Retail--0.2%
25,000,000		SLM Corp., 5.435%, 1/25/2008	25,016,067
		CORPORATE NOTES--3.8%
		Banking--2.8%
90,000,000		Barclays Bank PLC, 5.350%, 4/23/2008 - 5/9/2008	90,000,000
50,000,000		Credit Suisse, Zurich, 5.420%, 2/15/2008	50,000,000
50,000,000		Deutsche Bank AG, 5.350%, 4/14/2008	50,000,000
52,000,000		Societe Generale, Paris, 5.360% - 5.400%, 2/13/2008 – 4/2/2008	52,000,000
53,000,000		UBS AG, 5.400% - 5.450%, 11/28/2007 - 12/28/2007	53,000,000
		TOTAL	295,000,000
		Finance - Securities--1.0%
102,000,000	[1,2]	Sigma Finance, Inc., (Sigma Finance Corp. GTD), 5.355% - 5.400%, 10/18/2007 - 4/21/2008	102,000,000
		TOTAL CORPORATE NOTES	397,000,000
		LOAN PARTICIPATION--0.8%
		Chemicals--0.5%
50,000,000		DuPont Teijin Films U.K. Ltd., (Du Pont (E.I. GTD) de Nemours & Co.), 5.320%, 5/29/2007	50,000,000
		Electrical Equipment--0.3%
32,000,000		Mt. Vernon Phenol Plant Partnership, (General Electric Co. GTD), 5.340%, 5/21/2007	32,000,000
		TOTAL LOAN PARTICIPATION	82,000,000
		NOTES – VARIABLE --35.1%[5]
		Banking--16.3%
3,700,000		1700 Financial Group, Inc., Series 2002, (Regions Bank, Alabama LOC), 5.350%, 5/3/2007	3,700,000
3,825,000		4 C's LLC, (Series 1998), (Key Bank, N.A. LOC), 5.370%, 5/3/2007	3,825,000
4,495,000		AW Mobile LLC, (Wachovia Bank N.A. LOC), 5.440%, 5/4/2007	4,495,000
3,062,000		Aaron Oil Co., Inc., (Regions Bank, Alabama LOC), 5.370%, 5/3/2007	3,062,000
3,835,000		Acton Realty Investors LLP, (Regions Bank, Alabama LOC), 5.390%, 5/3/2007	3,835,000
1,875,000		Alabama State IDA, (Regions Bank, Alabama LOC), 5.370%, 5/3/2007	1,875,000
2,000,000		Albuquerque, NM, Series 1997 El Canto, Inc., (Wells Fargo Bank, N.A., Minnesota LOC), 5.500%, 5/3/2007	2,000,000
540,000		Alder Creek Properties LLC, (Key Bank, N.A. LOC), 5.370%, 5/3/2007	540,000
2,550,000		American Custom Yachts, Inc., (Regions Bank, Alabama LOC), 5.370%, 5/3/2007	2,550,000
7,775,000		Anchor Holdings LLC, Series 2000, (U.S. Bank, N.A. LOC), 5.410%, 5/3/2007	7,775,000
3,155,000		B & H Holdings LLC, (Regions Bank, Alabama LOC), 5.370%, 5/3/2007	3,155,000
2,445,000		BMW Investments, Inc., (Wachovia Bank N.A. LOC), 5.490%, 5/4/2007	2,445,000
5,000,000		BNP Paribas SA, 5.290%, 7/3/2007	4,999,138
3,787,000		Baldwin County Sewer Service LLC, Series 2003, (Regions Bank, Alabama LOC), 5.370%, 5/3/2007	3,787,000
25,000,000	[1,2]	Bank of New York Co., Inc., 5.380%, 5/29/2007	25,000,000
25,000,000		Barclays Bank PLC, 5.275%, 5/7/2007	24,999,344
7,790,000		Barton Healthcare LLC, (JPMorgan Chase Bank, N.A. LOC), 5.330%, 5/2/2007	7,790,000
24,995,000		Battle Creek, MI Downtown Development Authority, Series 2004, (INS by AMBAC), 5.320%, 5/2/2007	24,995,000
7,690,000		Bessemer, AL IDB, Series 2003, (Regions Bank, Alabama LOC), 5.320%, 5/3/2007	7,690,000
865,000		Biddle Road Corp., Series 2004, (Wachovia Bank N.A. LOC), 5.370%, 5/3/2007	865,000
1,750,000		Birmingham Fastener and Supply, Inc., (Regions Bank, Alabama LOC), 5.390%, 5/3/2007	1,750,000
925,000		Bond Holdings LP, (Wachovia Bank N.A. LOC), 5.370%, 5/4/2007	925,000
4,905,000		Briarwood LP, (Series 1999), (JPMorgan Chase Bank, N.A. LOC), 5.370%, 5/3/2007	4,905,000
5,775,000		Brownsburg Christian Church, Inc., (U.S. Bank, N.A. LOC), 5.470%, 5/3/2007	5,775,000
630,000		Brumfield Properties, Inc., (Regions Bank, Alabama LOC), 5.330%, 5/3/2007	630,000
5,780,000		California Statewide Communities Development Authority, (U.S. Bank, N.A. LOC), 5.370%, 5/1/2007	5,780,000
2,225,000		Capital Container Properties LLC, (Regions Bank, Alabama LOC), 5.370%, 5/3/2007	2,225,000
8,625,000		Capital Markets Access Co. LC, West Broad Holdings, LLC Series 2007, (Wachovia Bank N.A. LOC), 5.390%, 5/3/2007	8,625,000
32,926,000		Capital One Funding Corp., (JPMorgan Chase Bank, N.A. LOC), 5.330%, 5/3/2007	32,926,000
156,000		Capital One Funding Corp., (Series 1993-A), (JPMorgan Chase Bank, N.A. LOC), 5.330%, 5/3/2007	156,000
1,553,000		Capital One Funding Corp., (Series 1996-C), (JPMorgan Chase Bank, N.A. LOC), 5.330%, 5/3/2007	1,553,000
3,300,000		Capital One Funding Corp., (Series 2001-C), (JPMorgan Chase Bank, N.A. LOC), 5.330%, 5/3/2007	3,300,000
1,490,000		Charles River LLC, (Harris, N.A. LOC), 5.340%, 5/3/2007	1,490,000
9,100,000		Charlotte Christian School, Series 1999, (Wachovia Bank N.A. LOC), 5.320%, 5/2/2007	9,100,000
3,350,000		Cleveland Country Club, Inc., Series 2001, (Regions Bank, Alabama LOC), 5.390%, 5/3/2007	3,350,000
3,500,000		Cleveland, TN IDB, (Wachovia Bank N.A. LOC), 5.390%, 5/2/2007	3,500,000
6,040,000		Coilplus-Alabama, Inc., (Regions Bank, Alabama LOC), 5.370%, 5/3/2007	6,040,000
15,000,000		Comerica Bank, 5.340%, 5/1/2007	15,000,365
14,100,000		Cook County, IL, Series 2002 A, 5.340%, 5/2/2007	14,100,000
27,120,000		Covington, KY Industrial Building Revenue Bond, Series 2005-A, (Wachovia Bank N.A. LOC), 5.350%, 5/3/2007	27,120,000
100,000,000	[1,2]	Credit Agricole SA, 5.320%, 6/22/2007	100,000,000
110,000,000		Credit Suisse, Zurich, 5.320% - 5.330%, 5/29/2007 - 6/12/2007	110,000,000
4,350,000		DBH Properties LLC, Series 2004, (Regions Bank, Alabama LOC), 5.370%, 5/3/2007	4,350,000
5,380,000		DLR Investments, Inc., Series 2005, (U.S. Bank, N.A. LOC), 5.390%, 5/3/2007	5,380,000
170,000,000	[1,2]	DePfa Bank PLC, 5.365%, 6/15/2007	170,000,000
15,500,000		Denham Springs Economic Development District, Bass Pro Shops Projects, Series 2007-B, (JPMorgan Chase Bank, N.A. LOC), 5.320%, 5/3/2007	15,500,000
3,460,000		Duncan Machinery Movers Inc., (Fifth Third Bank, Cincinnati LOC), 5.370%, 5/3/2007	3,460,000
1,585,000		Elliott Aviation, Inc., (U.S. Bank, N.A. LOC), 5.350%, 5/2/2007	1,585,000
4,675,000		Elmira Downtown Arena LLC, (Key Bank, N.A. LOC), 5.370%, 5/3/2007	4,675,000
875,000		Elsinore Properties LP, (Series 1998), (Fifth Third Bank, Cincinnati LOC), 5.370%, 5/3/2007	875,000
2,695,000		Equity Development Corp., Series 2002, (Regions Bank, Alabama LOC), 5.370%, 5/3/2007	2,695,000
6,400,000		Erwin Marine Sales, Inc., Series 2000, (Regions Bank, Alabama LOC), 5.370%, 5/3/2007	6,400,000
377,000		First Baptist Church of West Monroe, LA, Series 2003, (Regions Bank, Alabama LOC), 5.370%, 5/3/2007	377,000
1,875,000		Frank Nelson Building of Birmingham LLC, (Regions Bank, Alabama LOC), 5.370%, 5/4/2007	1,875,000
635,000		Fredericksburg, VA IDA, (SunTrust Bank LOC), 5.400%, 5/2/2007	635,000
5,505,000		Freeport, IL, (U.S. Bank, N.A. LOC), 5.355%, 5/3/2007	5,505,000
1,935,000		Galasso Materials LLC and Galasso Holdings LLC, (Series 1998), (Key Bank, N.A. LOC), 5.370%, 5/3/2007	1,935,000
1,680,000		Galliano Marine Service, Inc., (Regions Bank, Alabama LOC), 5.330%, 5/3/2007	1,680,000
3,700,000		Georgia Ports Authority, Colonel's Island Terminal Project (Series 1996-A), Revenue Bonds, (SunTrust Bank LOC), 5.350%, 5/2/2007	3,700,000
3,745,000		Grigsby Properties LLC, Series 2002, (Regions Bank, Alabama LOC), 5.390%, 5/3/2007	3,745,000
1,355,000		Guilford Capital LLC, Series 2002 - C, (Regions Bank, Alabama LOC), 5.420%, 5/3/2007	1,355,000
1,905,000		Guilford Capital LLC, Series 2002 - F, (Regions Bank, Alabama LOC), 5.420%, 5/3/2007	1,905,000
153,000,000	[1,2]	HBOS Treasury Services PLC, 5.310% - 5.430%, 5/9/2007 – 5/21/2007	153,000,000
159,900,000		HBOS Treasury Services PLC, 5.390% - 5.416%, 5/1/2007 – 7/24/2007	159,900,000
23,575,000		Hamilton Station Park and Ride, Series 2005, (Wachovia Bank N.A. LOC), 5.320%, 5/3/2007	23,575,000
8,055,000		Hanna Steel Corp., (Wachovia Bank N.A. LOC), 5.490%, 5/4/2007	8,055,000
7,995,000		Home City Ice Co. & H.C. Transport, Series 2000, (U.S. Bank, N.A. LOC), 5.350%, 5/3/2007	7,995,000
4,290,000		Hugh W. Underwood /Underwood Properties, (Regions Bank, Alabama LOC), 5.350%, 5/3/2007	4,290,000
4,995,000		Hugh W. Underwood, (Regions Bank, Alabama LOC), 5.350%, 5/3/2007	4,995,000
3,085,000		IPC Industries, Inc., (Regions Bank, Alabama LOC), 5.330%, 5/3/2007	3,085,000
1,050,000		IT Spring Wire LLC, Series 1997, (Fifth Third Bank, Cincinnati LOC), 5.430%, 5/3/2007	1,050,000
5,965,000		Ilsco Corp., (U.S. Bank, N.A. LOC), 5.350%, 5/3/2007	5,965,000
15,000,000		Interlock Realty Co., (U.S. Bank, N.A. LOC), 5.330%, 5/3/2007	15,000,000
32,500,000		J.P. Morgan Chase & Co., 5.290%, 5/2/2007	32,500,000
3,570,000		Jemmack Funding Group LLC, Series 2002, (Fifth Third Bank, Cincinnati LOC), 5.350%, 5/3/2007	3,570,000
7,450,000		Jet-Pep, Inc., Series 2003, (Regions Bank, Alabama LOC), 5.370%, 5/3/2007	7,450,000
3,790,000		Kansas Development Finance Authority, DLR Deer Creek Project, (FHLB of Topeka LOC), 5.370%, 5/3/2007	3,790,000
830,000		Kit Carson County, CO, Midwest Farms Project, (Wells Fargo Bank, N.A. LOC), 5.330%, 5/3/2007	830,000
2,575,000		Life Church Birmingham, (Regions Bank, Alabama LOC), 5.390%, 5/3/2007	2,575,000
5,000,000	[1,2]	Los Angeles, CA, MERLOTS Series 2000 A (H&H Theatre), (Wachovia Bank N.A. LOC), 5.320%, 5/2/2007	5,000,000
2,215,000		Mayer Properties LLP, (Wachovia Bank N.A. LOC), 5.420%, 5/4/2007	2,215,000
1,785,000		McCullough Snappy Service Oil Co., Inc., (Wachovia Bank N.A. LOC), 5.440%, 5/4/2007	1,785,000
7,600,000		Medical Arts Capital LLC, Series 2001, (Regions Bank, Alabama LOC), 5.320%, 5/3/2007	7,600,000
840,000		Michigan State Housing Development Authority, Series 1999B, Lexington Place Apartments, (Bank of America N.A. LOC), 5.420%, 5/3/2007	840,000
2,695,000		Mike Patton Real Estate II LLC, (Regions Bank, Alabama LOC), 5.400%, 5/3/2007	2,695,000
3,000,000		Mile Bluff Clinic Building Partnership, (U.S. Bank, N.A. LOC), 5.350%, 5/2/2007	3,000,000
1,460,000		Mississippi Business Finance Corp., (JPMorgan Chase Bank, N.A. LOC), 5.330%, 5/3/2007	1,460,000
1,130,000		Mississippi Business Finance Corp., Mississippi College Project, Series 2001B, (Regions Bank, Alabama LOC), 5.400%, 5/3/2007	1,130,000
2,835,000		Montgomery, AL IDB, (Wachovia Bank N.A. LOC), 5.330%, 5/3/2007	2,835,000
2,565,000		New Jersey EDA, Pheonix Realty Partners, (Wachovia Bank N.A. LOC), 5.440%, 5/2/2007	2,565,000
3,775,000		O.K.I. Supply Co., (Series 1998), (Fifth Third Bank, Cincinnati LOC), 5.370%, 5/3/2007	3,775,000
14,000,000		Ogden City Redevelopment Agency, Series 2005 C-1, (Bank of New York Co., Inc. LOC), 5.470%, 5/1/2007	14,000,000
1,940,000		P.C.I. Paper Conversions, Inc., Series 2000, (Key Bank, N.A. LOC), 5.370%, 5/3/2007	1,940,000
3,745,000		PW Holdings LLC, (Regions Bank, Alabama LOC), 5.370%, 5/3/2007	3,745,000
2,000,000		Parker Towing Co., Inc., Series 2001, (Regions Bank, Alabama LOC), 5.370%, 5/3/2007	2,000,000
6,290,000		R & J Investment Co., (JPMorgan Chase Bank, N.A. LOC), 5.420%, 5/3/2007	6,290,000
7,180,000		Racetrac Capital LLC, Series 2000, (Regions Bank, Alabama LOC), 5.340%, 5/3/2007	7,180,000
55,000,000		Royal Bank of Canada, Montreal, 5.370%, 5/10/2007	55,000,000
689,000		Sandridge Food Corp., (National City Bank LOC), 5.380%, 5/3/2007	689,000
3,110,000		Seeber USA LLP, Series 2000, (Wachovia Bank N.A. LOC), 5.320%, 5/2/2007	3,110,000
1,675,000		Sherman-Dixie Concrete Industries, Inc., (Regions Bank, Alabama LOC), 5.370%, 5/3/2007	1,675,000
4,930,000		Sioux-Preme Packing Co., (U.S. Bank, N.A. LOC), 5.350%, 5/2/2007	4,930,000
4,165,000		Southeast Christian Church of Jefferson County, KY Inc., Series 2003, (JPMorgan Chase Bank, N.A. LOC), 5.320%, 5/3/2007	4,165,000
4,075,000		Springhill Medical Comples, Inc., (Regions Bank, Alabama LOC), 5.330%, 5/3/2007	4,075,000
6,865,000		Stow-Glen Properties LLC, (U.S. Bank, N.A. LOC), 5.370%, 5/3/2007	6,865,000
50,000,000	[1,2]	Svenska Handelsbanken, Stockholm, 5.290%, 5/14/2007	50,000,000
2,215,000		TIL Holdings LLC, (Regions Bank, Alabama LOC), 5.400%, 5/3/2007	2,215,000
2,020,000		TTL Realty LLC, (Regions Bank, Alabama LOC), 5.400%, 5/3/2007	2,020,000
1,640,000		Tarrant Hydraulics Services LLC, (Regions Bank, Alabama LOC), 5.400%, 5/3/2007	1,640,000
30,000,000	[1,2]	Union Hamilton Special Purpose Funding LLC, Series 2005-1 Tranche #1, (Wachovia Corp. GTD), 5.350%, 6/28/2007	30,000,000
20,000,000	[1,2]	Union Hamilton Special Purpose Funding LLC, Series 2006 - 1, (Wachovia Corp. GTD), 5.350%, 6/15/2007	20,000,000
2,465,000		University Church of Christ, (Wachovia Bank N.A. LOC), 5.440%, 5/4/2007	2,465,000
2,595,000		University Ltd. Properties LLC, (Regions Bank, Alabama LOC), 5.400%, 5/3/2007	2,595,000
1,240,000		VLF LLC, The Village of Lovejoy, Fountain Project, (Key Bank, N.A. LOC), 5.370%, 5/3/2007	1,240,000
550,000		Vista Grande Villa, (LaSalle Bank, N.A. LOC), 5.350%, 5/3/2007	550,000
3,345,000		Watson's St. Louis Property LLC, Series 2001, (U.S. Bank, N.A. LOC), 5.350%, 5/3/2007	3,345,000
4,055,000		Weaver Rentals LLC, (Regions Bank, Alabama LOC), 5.400%, 5/3/2007	4,055,000
6,130,000		Wellbrook Finance LLC, (Regions Bank, Alabama LOC), 5.350%, 5/3/2007	6,130,000
85,000,000		Wells Fargo & Co., 5.380%, 5/2/2007	85,000,000
14,300,000		West Memphis IDRB, S-B Power Tool Project, Series 2000 A, (JPMorgan Chase Bank, N.A. LOC), 5.310%, 5/3/2007	14,300,000
108,000,000	[1,2]	Westpac Banking Corp. Ltd., Sydney, 5.310%, 6/11/2007	108,000,000
50,000,000		Westpac Banking Corp. Ltd., Sydney, 5.400%, 7/11/2007	50,000,000
950,000		White's Ferry Road Church of Christ, Inc., (Regions Bank, Alabama LOC), 5.400%, 5/3/2007	950,000
2,535,000		Wildcat Management Co., Inc., (Series 1999), (U.S. Bank, N.A. LOC), 5.400%, 5/3/2007	2,535,000
		TOTAL	1,710,493,847
		Brokerage--8.2%
40,000,000	[1,2]	Goldman Sachs Group, Inc., 5.370%, 5/15/2007	40,000,734
246,000,000	[1,2]	Merrill Lynch & Co., Inc., 5.300% - 5.570%, 5/11/2007 – 5/18/2007	246,000,000
40,000,000		Merrill Lynch & Co., Inc., 5.400%, 5/4/2007	40,000,000
505,000,000		Morgan Stanley, 5.320% - 5.410%, 5/1/2007 - 5/29/2007	505,000,713
25,000,000	[1]	PYXIS Master Trust, Class 2007-6, (Merrill Lynch & Co., Inc. GTD), 5.366%, 6/6/2007	25,000,000
		TOTAL	856,001,447
		Finance - Commercial--2.0%
5,350,000		Decoster, Series 2003-A, (General Electric Capital Corp. LOC), 5.370%, 5/3/2007	5,350,000
193,500,000	[1,2]	General Electric Capital Corp., 5.445%, 5/17/2007	193,500,000
6,950,000		Oberthur Gaming Technologies Corp., Series 2002-A, (General Electric Capital Corp. LOC), 5.370%, 5/3/2007	6,950,000
		TOTAL	205,800,000
		Finance - Retail--2.1%
170,000,000	[1,2]	Compass Securitization LLC, 5.275%, 5/10/2007 - 5/18/2007	169,989,418
51,000,000		SLM Corp., 5.320%, 5/14/2007	51,000,000
		TOTAL	220,989,418
		Finance - Securities--3.2%
210,000,000	[1,2]	K2 (USA) LLC, (K2 Corp. GTD), 5.300% - 5.330%, 5/1/2007 - 7/27/2007	209,986,192
120,000,000	[1,2]	Sigma Finance, Inc., (Sigma Finance Corp. GTD), 5.320% - 5.410%, 5/1/2007	120,004,317
		TOTAL	329,990,509
		Government Agency--0.2%
19,000,000		BBC Enterprises LLC, Series 2007, (FHLB of San Francisco LOC), 5.350%, 5/3/2007	19,000,000
3,725,000		Community Hearth and Home Ltd., Series 2002, (FHLB of Cincinnati LOC), 5.420%, 5/3/2007	3,725,000
930,000		Direct One Funding Corp., Series 2000 (Sexton Properties), (FNMA LOC), 5.320%, 5/3/2007	930,000
		TOTAL	23,655,000
		Insurance--3.1%
20,000,000		Genworth Life Insurance Co., 5.450%, 6/1/2007	20,000,000
25,000,000		Hartford Life Insurance Co., 5.530%, 5/1/2007 – 6/1/2007	25,000,000
72,000,000	[1,2]	MBIA Global Funding LLC, 5.280% - 5.310%, 5/14/2007 - 5/21/2007	72,003,382
45,000,000		MetLife Insurance Co. of Connecticut, 5.440%, 5/18/2007 – 6/28/2007	45,000,000
45,000,000		Metropolitan Life Insurance Co., 5.449% - 5.480%, 5/1/2007 - 7/2/2007	45,000,000
35,000,000		Monumental Life Insurance Co., 5.430% - 5.500%, 5/1/2007 – 5/31/2007	35,000,000
40,000,000		New York Life Insurance Co., 5.440%, 6/1/2007	40,000,000
22,000,000	[1,2]	Pacific Life Global Funding, 5.337% - 5.370%, 5/4/2007 – 7/9/2007	22,000,069
25,000,000		Transamerica Occidental Life Insurance Co., 5.512%, 7/2/2007	25,000,000
		TOTAL	329,003,451
		TOTAL NOTES - VARIABLE	3,675,933,672
		MUTUAL FUNDS--0.5%
		Asset Management--0.5%
25,000,000	[6]	Columbia Money Market Reserves, 5.193%	25,000,000
30,088,937	[6]	DWS Money Market Trust, 5.270%	30,088,937
		TOTAL MUTUAL FUNDS	55,088,937
		REPURCHASE AGREEMENT--7.1%
743,962,000		Interest in $4,600,000,000 joint repurchase agreement 5.24%, dated 4/30/2007 under which Barclays Capital, Inc. will repurchase U.S. Government Agency securities with various maturities to 3/20/2017 for $4,600,669,556 on 5/1/2007. The market value of the underlying securities at the end of the period was $4,692,683,598.	743,962,000
		TOTAL INVESTMENTS --- 99.9% (AT AMORTIZED COST)[7]	10,462,287,367
		OTHER ASSETS AND LIABILITIES --- NET --- 0.1%	9,934,498
		TOTAL NET ASSETS --- 100%	$10,472,221,865

1
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2007, these restricted securities amounted to $4,640,313,237, which represented 44.3% of total net assets.

2
Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At April 30, 2007, these liquid restricted securities amounted to $4,583,415,198, which represented 43.8% of total net assets.

3	Discount rate at the time of purchase, or the coupon for interest-bearing issues.
4	Reflects potential extension period.
5	Floating rate note with current rate and next reset date shown.
6	7-Day net yield.
7	Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2007.

           Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees,  held at April 30, 2007, is as follows:

Security	Acquisition Date	Acquisition Cost
CAL Securitization Trust 2006-1, Class A1, 5.400%, 12/17/2007	12/14/2006	$31,898,039
PYXIS Master Trust, Class 2007-6, (Merrill Lynch & Co., Inc. GTD), 5.366%, 6/6/2007	3/6/2007	$25,000,000

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
EDA	--Economic Development Authority
FHLB	--Federal Home Loan Bank
FNMA	--Federal National Mortgage Association
GTD	--Guaranteed
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDRB	--Industrial Development Revenue Bond
INS	--Insured
LOC	--Letter of Credit
MERLOTS	--Municipal Exempt Receipts – Liquidity Optional Tender Series
SWP	--Swap Agreement

Prime Management Obligations Fund

Portfolio of Investments

April 30, 2007 (unaudited)

Principal Amount	Value

		ASSET-BACKED SECURITIES--2.8%
		Finance - Automotive--0.4%
$11,599,287	[1]	CAL Securitization Trust 2006-1, Class A1, 5.400%, 12/17/2007	$11,599,287
3,270,789		Capital Auto Receivables Asset Trust 2006-2, Class A1, 5.340%, 12/17/2007	3,270,789
2,205,733		Nissan Auto Lease Trust 2006-A, Class A1, 5.346%, 12/14/2007	2,205,733
		TOTAL	17,075,809
		Finance - Equipment--0.5%
10,099,190		CNH Equipment Trust 2006-B, Class A1, 5.392%, 10/5/2007	10,099,190
2,613,300		GE Equipment Midticket LLC (Series 2006-1), Class A1, 5.301%, 12/15/2007	2,613,300
4,847,867	[1,2]	Great America Leasing Receivables 2006-1, Class A1, 5.403%, 11/15/2007	4,847,867
		TOTAL	17,560,357
		Finance - Retail--1.9%
28,000,000	[1,2]	Arkle Master Issuer PLC 2006-1, Class 1A, 5.300%, 11/19/2007	28,000,000
13,000,000	[1,2]	Holmes Master Issuer PLC 2006-1, Class 1A, 5.300%, 10/15/2007	13,000,000
29,500,000		Holmes Master Issuer PLC 2007-1, Class 1A1, 5.300%, 3/15/2008	29,500,000
5,500,000		Permanent Master Issuer PLC 2007-1, Class A, 5.300%, 1/15/2008	5,500,000
		TOTAL	76,000,000
		TOTAL ASSET-BACKED SECURITIES	110,636,166
		BANKERS ACCEPTANCE--0.8%
		Banking--0.8%
30,000,000		Bank of America N.A., 5.305%, 5/9/2007	30,000,000
		CERTIFICATES OF DEPOSIT--4.9%
		Banking--4.9%
55,000,000		Barclays Bank PLC, 5.300% - 5.420%, 6/13/2007 - 2/15/2008	55,000,000
10,000,000		Citizens Bank of Pennsylvania, 5.320%, 5/29/2007	10,000,000
47,000,000		Credit Suisse, Zurich, 5.290% - 5.320%, 10/16/2007 - 4/11/2008	47,000,000
20,000,000		HBOS Treasury Services PLC, 5.355%, 5/15/2007	20,000,000
10,000,000		Mercantile Safe Deposit & Trust Co., Baltimore, 5.329%, 11/27/2007	9,996,099
51,000,000		Toronto Dominion Bank, 5.505% - 5.600%, 6/18/2007 - 8/3/2007	51,006,710
		TOTAL CERTIFICATES OF DEPOSIT	193,002,809
		COLLATERALIZED LOAN AGREEMENTS—33.8%
		Banking—15.9%
80,000,000		BNP Paribas Securities Corp., 5.422%, 5/1/2007	80,000,000
100,000,000		Credit Suisse First Boston LLC, 5.392% - 5.412%, 5/1/2007	100,000,000
115,000,000		Deutsche Bank Securities, Inc., 5.350% - 5.355%, 5/2/2007 - 5/18/2007	115,000,000
50,000,000		Fortis Bank SA/NV, 5.362%, 5/1/2007	50,000,000
75,000,000		Greenwich Capital Markets, Inc., 5.412%, 5/1/2007	75,000,000
25,000,000		HSBC Securities (USA), Inc., 5.412%, 5/1/2007	25,000,000
60,000,000		J.P. Morgan Securities, Inc., 5.412%, 5/1/2007	60,000,000
125,000,000		RBC Capital Markets Corp., 5.382%, 5/1/2007	125,000,000
		TOTAL	630,000,000
		Brokerage—17.9%
107,000,000		Bear Stearns & Co., Inc., 5.432%, 5/1/2007	107,000,000
159,000,000		Citigroup Global Markets, Inc., 5.412%, 5/1/2007	159,000,000
109,000,000		Goldman Sachs & Co., 5.250% - 5.412%, 5/1/2007	109,000,000
160,000,000		Lehman Brothers, Inc., 5.350% - 5.462%, 5/1/2007	160,000,000
150,000,000		Merrill Lynch, Pierce, Fenner and Smith, 5.380% - 5.412%, 5/23/2007 - 7/3/2007	150,000,000
21,000,000		Morgan Stanley & Co., Inc., 5.412%, 5/1/2007	21,000,000
		TOTAL	706,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	1,336,000,000
		COMMERCIAL PAPER--16.5%[3]
		Banking--4.2%
40,000,000		Citigroup Funding, Inc., 5.240% - 5.270%, 5/1/2007 - 8/21/2007	39,592,445
80,000,000	[1,2]	Fountain Square Commercial Funding Corp., 5.250% - 5.260%, 5/4/2007 - 6/18/2007	79,588,250
20,000,000	[1,2]	KBC Financial Products International Ltd., (GTD by KBC Bank N.V.), 5.200%, 5/14/2007	19,962,444
26,500,000	[1,2]	Picaros Funding LLC, (GTD by KBC Bank N.V.), 5.125% - 5.200%, 7/13/2007 - 10/5/2007	26,043,478
		TOTAL	165,186,617
		Finance - Automotive--2.5%
67,000,000		FCAR Auto Loan Trust, (A1+/P1 Series), 5.200% - 5.240%, 5/16/2007 - 8/13/2007	66,536,822
34,000,000		FCAR Auto Loan Trust, (A1/P1 Series), 5.210%, 8/20/2007 - 9/24/2007	33,357,578
		TOTAL	99,894,400
		Finance - Commercial--1.0%
25,000,000		CIT Group, Inc., 5.230%, 7/12/2007	24,738,500
13,000,000	[1,2]	Versailles CDS LLC, 5.250%, 6/15/2007	12,914,688
		TOTAL	37,653,188
		Finance - Retail--3.5%
25,000,000	[1,2]	Amsterdam Funding Corp., 5.270%, 6/14/2007	24,838,972
18,000,000		Countrywide Financial Corp., 5.265%, 7/13/2007	17,807,828
50,000,000		HSBC Finance Corp., 5.250%, 5/30/2007	49,788,542
45,000,000	[1,2]	Paradigm Funding LLC, 5.205% - 5.210%, 7/19/2007 - 8/9/2007	44,409,881
		TOTAL	136,845,223
		Finance - Securities--4.5%
20,000,000	[1,2,4]	Georgetown Funding Co. LLC, 5.313%, 5/28/2007	19,950,039
15,000,000	[1,2]	Grampian Funding LLC, 5.210%, 8/3/2007	14,795,942
41,025,000	[1,2]	KLIO Funding Ltd., 5.250%, 7/24/2007	40,522,444
20,024,000	[1,2]	KLIO II Funding Ltd., 5.250%, 7/10/2007	19,819,588
20,003,000	[1,2]	Scaldis Capital LLC, 5.240%, 6/4/2007	19,904,007
64,000,000	[1,2]	Sigma Finance, Inc., (GTD by Sigma Finance Corp.), 5.190% - 5.240%, 7/6/2007 - 8/1/2007	63,342,433
		TOTAL	178,334,453
		Metals--0.8%
30,000,000		Alcoa, Inc., 5.280%, 6/29/2007	29,740,400
		TOTAL COMMERCIAL PAPER	647,654,281
		CORPORATE BONDS--0.0%
		Finance - Retail--0.0%
1,000,000		Countrywide Financial Corp., 5.427%, 6/27/2007	1,000,073
		CORPORATE NOTES--5.3%
		Banking--2.4%
25,000,000		Barclays Bank PLC, 5.350%, 4/23/2008 - 5/9/2008	25,000,000
15,000,000		Deutsche Bank AG, 5.350%, 4/14/2008	15,000,000
15,000,000		Societe Generale, Paris, 5.360%, 4/2/2008	15,000,000
22,500,000		Toronto Dominion Bank, 5.420%, 12/12/2007	22,500,000
17,000,000		UBS AG, 5.400%, 11/28/2007	17,000,000
		TOTAL	94,500,000
		Brokerage--1.8%
70,000,000		Goldman Sachs Group, Inc., 5.390% - 5.432%, 12/18/2007 - 1/16/2008	70,000,000
		Finance - Securities--1.1%
44,000,000	[1,2]	Sigma Finance, Inc., (GTD by Sigma Finance Corp.), 5.355% - 5.400%, 10/18/2007 - 4/21/2008	44,000,000
		TOTAL CORPORATE NOTES	208,500,000
		LOAN PARTICIPATION--1.5%
		Finance - Retail--1.5%
61,000,000		Countrywide Home Loan, Inc., 5.330%, 5/29/2007	61,000,000
		NOTES – VARIABLE --32.7%[5]
		Banking--20.0%
2,700,000		AlaTrade Foods LLC, (Series 4), (Regions Bank, Alabama LOC), 5.370%, 5/3/2007	2,700,000
926,000		American Health Care Centers, Inc., (Series 1998), (FirstMerit Bank, N.A. LOC), 5.380%, 5/3/2007	926,000
108,000,000	[1,2]	Australia & New Zealand Banking Group, Melbourne, 5.318% - 5.320%, 5/23/2007 - 6/5/2007	108,000,000
1,810,000		BD Toy LLC, (Series 2003), (Compass Bank, Birmingham LOC), 5.360%, 5/3/2007	1,810,000
62,000,000	[1,2]	BNP Paribas SA, 5.310% - 5.330%, 5/21/2007 - 5/29/2007	62,000,000
608,000		Baldwin County Sewer Service LLC, (Series 2003), (Regions Bank, Alabama LOC), 5.370%, 5/3/2007	608,000
7,973,000		Baldwin County Sewer Service LLC, (Series 2005), (Regions Bank, Alabama LOC), 5.370%, 5/3/2007	7,973,000
20,000,000	[1,2]	Bank of Ireland, 5.300%, 5/21/2007	20,000,000
1,950,000		Battle Creek, MI Downtown Development Authority, (Series 2004), (Insured by Ambac Financial Group, Inc.), 5.320%, 5/2/2007	1,950,000
5,960,000		Biddle Road Corp., (Series 2004), (Wachovia Bank N.A. LOC), 5.370%, 5/3/2007	5,960,000
925,000		Bond Holdings LP, (Wachovia Bank N.A. LOC), 5.370%, 5/4/2007	925,000
3,685,000		CAH Holdings, Inc., (Series 2003), (First Commercial Bank, Birmingham, AL LOC), 5.420%, 5/3/2007	3,685,000
10,000,000		CV 40-Stone Oak Ltd., (Series 2005), (Compass Bank, Birmingham LOC), 5.380%, 5/3/2007	10,000,000
4,500,000		Castleton United Methodist Church, Inc., (Series 2006a), (U.S. Bank, N.A. LOC), 5.370%, 5/3/2007	4,500,000
45,000,000	[1,2]	Commonwealth Bank of Australia, Sydney, 5.320%, 5/24/2007	45,000,000
95,000,000	[1,2]	Credit Agricole S.A., 5.320% - 5.325%, 6/22/2007 - 7/23/2007	95,000,000
4,500,000		Credit Suisse, Zurich, 5.320%, 6/12/2007	4,500,000
2,345,000		Dale G. Mithum, M.D. FACS, (Series 2003), (Compass Bank, Birmingham LOC), 5.360%, 5/3/2007	2,345,000
1,500,000		DeKalb County, GA Housing Authority, (Series 2004-T), Highlands, (Bank of America N.A. LOC), 5.500%, 5/3/2007	1,500,000
4,000,000	[1,2]	DePfa Bank PLC, 5.365%, 6/15/2007	3,999,994
10,000,000		Development Authority of Gordon County, GA, (Series 2005), Faus Group Inc., (RBC Centura Bank LOC), 5.340%, 5/3/2007	10,000,000
21,520,000		Fiore Capital LLC, (Series 2005-A), (Marshall & Ilsley Bank, Milwaukee LOC), 5.320%, 5/3/2007	21,520,000
5,000,000		First Family Church, (Series 2005), (Regions Bank, Alabama LOC), 5.370%, 5/3/2007	5,000,000
735,000		Franklin County, PA IDA, (Series 2001B), Precast Systems, LLC, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 5.420%, 5/4/2007	735,000
1,065,000		Grote Family LP, (Huntington National Bank, Columbus, OH LOC), 5.455%, 5/3/2007	1,065,000
18,000,000	[1,2]	HBOS Treasury Services PLC, 5.310%, 5/9/2007	18,000,000
3,000,000		HBOS Treasury Services PLC, 5.416%, 6/25/2007	3,000,291
4,715,000		Hamilton Farm Bureau Cooperative, Inc., (Series 1999), (Huntington National Bank, Columbus, OH LOC), 5.390%, 5/3/2007	4,715,000
4,950,000		Headquarters Partnership Ltd., (Series 2001), (National Australia Bank Ltd., Melbourne LOC), 5.330%, 5/3/2007	4,950,000
14,910,000		ICS-Remington LLC, (First Commercial Bank, Birmingham, AL LOC), 5.400%, 5/3/2007	14,910,000
20,000,000		Interlock Realty Co., (U.S. Bank, N.A. LOC), 5.330%, 5/3/2007	20,000,000
9,550,000		Lake Mary Bay LP, (Series 2005), (Regions Bank, Alabama LOC), 5.370%, 5/3/2007	9,550,000
1,635,000		Lee County, FL IDA, Bonita Community Health Center, (Series 1999B), (Fifth Third Bank, Cincinnati LOC), 5.370%, 5/4/2007	1,635,000
5,300,000		MOBR-04 LLC, (Series 2004), (Compass Bank, Birmingham LOC), 5.360%, 5/3/2007	5,300,000
2,986,000		Magdim C-Stores, Inc./Lynhurst Storage LLC, (Series 2005), (Wachovia Bank N.A. LOC), 5.320%, 5/3/2007	2,986,000
3,000,000		Marital Trust No. 2, Vernon W. Van Aker, Grantor, (Regions Bank, Alabama LOC), 5.370%, 5/3/2007	3,000,000
230,000		McCullough Oil Bond Issue LLC, (Series 2003), (Regions Bank, Alabama LOC), 5.350%, 5/3/2007	230,000
136,000,000	[1,2]	National Australia Bank Ltd., Melbourne, 5.310%, 5/7/2007	136,000,000
9,900,000		Nautical Transport LLC, (Series 2005), (Regions Bank, Alabama LOC), 5.360%, 5/3/2007	9,900,000
4,350,000		Ohmart/Vega Corp., (Series 2003), (U.S. Bank, N.A. LOC), 5.350%, 5/3/2007	4,350,000
3,000,000		Overland Park Professional Center LLC, (Series 2004), (Comerica Bank LOC), 5.390%, 5/3/2007	3,000,000
838,000		Pizitz Properties LLC, (Series 2003), (Regions Bank, Alabama LOC), 5.370%, 5/3/2007	838,000
3,915,000		Prevea Clinic, Inc., (Series 2004-A), (Wells Fargo Bank, N.A. LOC), 5.300%, 5/3/2007	3,915,000
5,450,000		Roman Catholic Bishop of San Jose, CA, (Series 2005), (Allied Irish Banks PLC LOC), 5.320%, 5/3/2007	5,450,000
46,000,000	[1,2]	Royal Bank of Canada, Montreal, 5.310%, 5/1/2007	46,000,107
10,000,000		Salvation Army, (Series 2004-A), (Bank of New York LOC), 5.320%, 5/3/2007	10,000,000
360,000		Sandridge Food Corp., (National City Bank LOC), 5.380%, 5/3/2007	360,000
20,000,000	[1,2]	Societe Generale, Paris, 5.310%, 5/2/2007	20,000,000
900,000		Spiller LLC, (Series 2003), (Regions Bank, Alabama LOC), 5.370%, 5/3/2007	900,000
2,600,000		Springfield, TN Health & Educational Facilities Board, (Series 2006B), (Regions Bank, Alabama LOC), 5.400%, 5/3/2007	2,600,000
715,000		Wellborn Forest Products, Inc., (Compass Bank, Birmingham LOC), 5.360%, 5/3/2007	715,000
36,000,000	[1,2]	Westpac Banking Corp. Ltd., Sydney, 5.310%, 5/16/2007	36,000,000
		TOTAL	790,006,392
		Brokerage--5.4%
20,000,000	[1,2]	Goldman Sachs Group, Inc., 5.370%, 5/15/2007	20,000,367
30,000,000		Merrill Lynch & Co., Inc., 5.325% - 5.330%, 5/15/2007 - 5/29/2007	30,000,000
165,000,000		Morgan Stanley, 5.360% - 5.420%, 5/1/2007 – 5/29/2007	165,000,521
		TOTAL	215,000,888
		Finance - Retail--1.4%
10,000,000	[1,2]	Compass Securitization LLC, 5.275%, 5/10/2007	9,999,509
20,000,000	[1,2]	SLM Corp., 5.320%, 5/14/2007	20,000,000
25,000,000		SLM Corp., 5.320%, 5/14/2007	25,000,000
		TOTAL	54,999,509
		Finance - Securities--3.2%
84,000,000	[1,2]	K2 (USA) LLC, (GTD by K2 Corp.), 5.300% - 5.320%, 5/1/2007 – 7/27/2007	83,991,825
42,000,000	[1,2]	Sigma Finance, Inc., (GTD by Sigma Finance Corp.), 5.320% - 5.325%, 5/1/2007	41,998,137
		TOTAL	125,989,962
		Insurance--2.7%
10,000,000		Genworth Life Insurance Co., 5.450%, 5/9/2007	10,000,000
10,000,000		Hartford Life Global Funding Trust, 5.320%, 5/15/2007	10,000,000
10,000,000		Hartford Life Insurance Co., 5.530%, 6/1/2007	10,000,000
15,000,000		MetLife Insurance Co. of Connecticut, 5.428% - 5.440%, 6/4/2007 - 6/28/2007	15,000,000
20,000,000		Metropolitan Life Insurance Co., 5.480%, 5/1/2007	20,000,000
30,000,000		New York Life Insurance Co., 5.440%, 6/1/2007	30,000,000
10,000,000	[1,2]	Pacific Life Global Funding, 5.337%, 7/9/2007	10,000,000
		TOTAL	105,000,000
		TOTAL NOTES - VARIABLE	1,290,996,751
		REPURCHASE AGREEMENTS--1.4%
16,593,000		Interest in $4,600,000,000 joint repurchase agreement 5.240%, dated 4/30/2007 under which Barclays Capital, Inc. will repurchase U.S. Government Agency securities with various maturities to 3/14/2017 for $4,600,669,556 on 5/1/2007. The market value of the underlying securities at the end of the period was $4,692,683,598.	16,593,000
20,000,000		Interest in $193,000,000 joint repurchase agreement 4.970%, dated 4/30/2007 under which J.P. Morgan Securities, Inc. will repurchase U.S. Government Agency securities with various maturities to 10/29/2007 for $193,026,645 on 5/1/2007. The market value of the underlying securities at the end of the period was $196,863,435.	20,000,000
20,000,000		Interest in $100,000,000 joint repurchase agreement 5.070%, dated 4/30/2007 under which UBS Securities LLC will repurchase U.S. Government Agency securities with various maturities to 4/1/2020 for $100,014,083 on 5/1/2007. The market value of the underlying securities at the end of the period was $102,001,738.	20,000,000
		TOTAL REPURCHASE AGREEMENTS	56,593,000
		TOTAL INVESTMENTS—99.7% (AT AMORTIZED COST)[6]	3,935,383,080
		OTHER ASSETS AND LIABILITIES---NET—0.3%	12,928,140
		TOTAL NET ASSETS---100%	$3,948,311,220

1
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2007, these restricted securities amounted to $1,263,529,259, which represented 32.0% of total net assets.

2
Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees (the “Trustees"). At April 30, 2007, these liquid restricted securities amounted to $1,251,929,972, which represented 31.7% of total net assets.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, held at April 30, 2007 is as follows:

	Security	Acquisition Date	Acquisition Cost
	CAL Securitization Trust 2006-1, Class A1, 5.400%, 12/17/2007	12/14/2006	$11,599,287
3	Discount rate at time of purchase, or the coupon for interest bearing issues.
4	Reflects potential extension period.
5	Floating rate note with current rate and next reset date shown.
6	Also represents costs for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2007.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
GTD	--Guaranteed
IDA	--Industrial Development Authority
LOC	--Letter of Credit

Prime Obligations Fund

Portfolio of Investments

April 30, 2007 (unaudited)

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES--0.8%
		Finance - Automotive--0.4%
$69,595,722	[1]	CAL Securitization Trust 2006-1, Class A1, 5.400%, 12/17/2007	$69,595,722
10,902,629		Capital Auto Receivables Asset Trust 2006-2, Class A1, 5.340%, 12/17/2007	10,902,629
484,655	[1,2]	Capital Auto Receivables Asset Trust 2006-SN1, Class A1A, 5.439%, 9/20/2007	484,655
1,513,933	[1,2]	Wachovia Auto Loan Owner Trust 2006-2, Class A-1, 5.358%, 11/9/2007	1,513,933
		TOTAL	82,496,939
		Finance - Equipment--0.4%
45,732,119		CIT Equipment Collateral 2006-VT2, Class A1, 5.344%, 11/20/2007	45,732,119
24,238,056		CNH Equipment Trust 2006-B, Class A1, 5.392%, 10/5/2007	24,238,056
10,453,200		GE Equipment Midticket LLC Series 2006-1, Class A1, 5.301%, 12/15/2007	10,453,200
		TOTAL	80,423,375
		TOTAL ASSET-BACKED SECURITIES	162,920,314
		CERTIFICATES OF DEPOSIT--6.1%
		Banking--6.1%
338,700,000		Barclays Bank PLC, 5.310% - 5.420%, 6/13/2007 - 2/15/2008	338,700,000
40,000,000		Citizens Bank of Massachusetts, 5.320%, 5/9/2007	40,000,000
80,000,000		Citizens Bank of Pennsylvania, 5.320%, 5/29/2007	80,000,000
366,550,000		Credit Suisse, Zurich, 5.290% - 5.365%, 10/16/2007 - 4/17/2008	366,548,609
80,000,000		Mercantile Safe Deposit & Trust Co., Baltimore, 5.320% - 5.329%, 11/16/2007 - 11/27/2007	79,988,298
100,000,000		Mizuho Corporate Bank Ltd., 5.320%, 5/14/2007	100,000,000
70,000,000		Societe Generale, Paris, 5.225%, 10/9/2007	69,961,482
114,250,000		Toronto Dominion Bank, 5.505% - 5.600%, 6/18/2007 - 8/3/2007	114,258,262
75,000,000		Union Bank of California, N.A., 5.325%, 5/23/2007	75,000,000
		TOTAL CERTIFICATES OF DEPOSIT	1,264,456,651
		COLLATERALIZED LOAN AGREEMENTS--11.5%
		Banking--3.0%
475,000,000		Deutsche Bank Securities, Inc., 5.240% - 5.355%, 5/1/2007 - 5/18/2007	475,000,000
154,000,000		Fortis Bank SA/NV, 5.362%, 5/1/2007	154,000,000
		TOTAL	629,000,000
		Brokerage--8.5%
915,000,000		Citigroup Global Markets, Inc., 5.412%, 5/1/2007	915,000,000
861,000,000		Goldman Sachs & Co., 5.250% - 5.412%, 5/1/2007	861,000,000
		TOTAL	1,776,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	2,405,000,000
		COMMERCIAL PAPER--24.6%[3]
		Banking--4.8%
27,310,000		Benedictine Health System-St. Mary's Duluth Clinic Health System Obligated Group, 5.260%, 6/13/2007	27,138,417
1,150,000		Benedictine Living Communities, Inc., 5.260%, 6/13/2007	1,142,775
45,000,000		Citigroup Funding, Inc., 5.270%, 5/1/2007	45,000,000
248,100,000	[1,2]	Fountain Square Commercial Funding Corp., 5.240% - 5.250%, 5/9/2007 - 6/15/2007	247,445,117
103,000,000	[1,2]	KBC Financial Products International Ltd., (GTD by KBC Bank N.V.), 5.200%, 5/14/2007	102,806,589
70,841,000	[1,2]	Long Lane Master Trust IV, (Bank of America N.A. SWP), 5.250%, 5/21/2007	70,634,380
15,235,000		Los Angeles County, CA Metropolitan Transportation Authority, (Bank of America N.A. LOC), 5.300%, 5/16/2007	15,235,000
334,500,000	[1,2]	Picaros Funding LLC, (GTD by KBC Bank N.V.), 5.125% - 5.255%, 5/15/2007 - 10/5/2007	331,081,553
150,000,000		Societe Generale North America, Inc., (GTD by Societe Generale, Paris), 5.215%, 5/8/2007	149,847,896
		TOTAL	990,331,727
		Finance - Automotive--3.9%
626,060,000		FCAR Auto Loan Trust, A1+/P1 Series, 5.180% - 5.260%, 5/16/2007 - 10/25/2007	619,504,428
196,800,000		FCAR Auto Loan Trust, A1/P1 Series, 5.210% - 5.250%, 5/23/2007 - 8/10/2007	195,015,225
		TOTAL	814,519,653
		Finance - Commercial--1.4%
133,000,000		CIT Group, Inc., 5.200% - 5.230%, 7/12/2007 - 7/16/2007	131,564,809
116,000,000	[1,2]	Versailles CDS LLC, 5.240% - 5.280%, 5/1/2007 - 6/19/2007	115,714,711
50,000,000	[1,2,4]	Versailles CDS LLC, 5.318%, 1/6/2008	49,875,097
		TOTAL	297,154,617
		Finance - Retail--6.1%
225,000,000	[1,2]	Amsterdam Funding Corp., 5.300% - 5.275%, 5/1/2007 - 6/1/2007	224,659,323
565,500,000	[1,2]	Paradigm Funding LLC, 5.180% - 5.310%, 5/1/2007 - 8/13/2007	561,645,480
257,557,000	[1,2]	Sheffield Receivables Corp., 5.240% - 5.280%, 5/1/2007 - 6/20/2007	256,966,090
229,196,000	[1,2]	Yorktown Capital LLC, 5.260%, 5/1/2007 - 6/1/2007	228,743,056
		TOTAL	1,272,013,949
		Finance - Securities--7.9%
203,651,000	[1,2,4]	Georgetown Funding Co. LLC, 5.306% - 5.313%, 5/25/2007 - 6/9/2007	203,034,274
200,000,000	[1,2]	Grampian Funding LLC, 5.210%, 7/20/2007 - 8/3/2007	197,503,542
16,800,000	[1,2]	K2 (USA) LLC, (GTD by K2 Corp.), 5.250%, 6/15/2007	16,689,750
146,912,000	[1,2]	KLIO Funding Ltd., 5.250% - 5.280%, 5/23/2007 - 7/24/2007	145,786,764
293,228,000	[1,2]	KLIO II Funding Ltd., 5.250% - 5.260%, 6/22/2007 - 7/23/2007	290,206,890
50,000,000	[1,2]	Perry Global Funding LLC Series A, 5.225%, 8/22/2007	49,179,965
199,456,000	[1,2]	Scaldis Capital LLC, 5.240%, 5/15/2007 - 5/18/2007	199,018,263
371,000,000	[1,2]	Sigma Finance, Inc., (GTD by Sigma Finance Corp.), 5.180% - 5.240%, 5/21/2007 - 8/1/2007	367,659,814
169,068,000	[1,2]	Three Rivers Funding Corp., 5.260% - 5.280%, 5/2/2007 - 6/13/2007	168,356,991
		TOTAL	1,637,436,253
		Insurance--0.5%
100,000,000	[1,2]	Aspen Funding Corp., 5.250%, 5/2/2007	99,985,417
		TOTAL COMMERCIAL PAPER	5,111,441,616
		CORPORATE BONDS--0.1%
		Finance - Retail--0.1%
24,950,000		SLM Corp., 5.435%, 1/25/2008	24,966,031
		CORPORATE NOTES--4.2%
		Banking--2.4%
96,500,000		Barclays Bank PLC, 5.350%, 4/23/2008 - 5/9/2008	96,500,000
25,000,000		Credit Suisse, Zurich, 5.420%, 2/15/2008	25,000,000
93,000,000		Deutsche Bank AG, 5.350%, 4/14/2008	93,000,000
125,000,000		Societe Generale, Paris, 5.360% - 5.400%, 2/13/2008 – 4/2/2008	125,000,000
47,000,000		Toronto Dominion Bank, 5.420%, 12/12/2007	47,000,000
115,000,000		UBS AG, 5.400%, 11/28/2007	115,000,000
		TOTAL	501,500,000
		Brokerage--0.4%
90,000,000		Goldman Sachs Group, Inc., 5.340% - 5.390%, 12/18/2007 - 3/5/2008	90,000,000
		Finance - Securities--1.4%
99,000,000	[1,2]	K2 (USA) LLC, (GTD by K2 Corp.), 5.420%, 9/17/2007	99,000,000
182,500,000	[1,2]	Sigma Finance, Inc., (GTD by Sigma Finance Corp.), 5.315% - 5.400%, 10/12/2007 – 4/21/2008	182,497,023
		TOTAL	281,497,023
		TOTAL CORPORATE NOTES	872,997,023
		LOAN PARTICIPATION--0.3%
		Electrical Equipment--0.3%
55,500,000		Mt. Vernon Phenol Plant Partnership, (GTD by General Electric Co.), 5.340%, 5/21/2007	55,500,000
		NOTES - VARIABLE --38.2%[5]
		Banking--17.4%
4,780,000		4 C's LLC, (Series 1998), (Key Bank, N.A. LOC), 5.370%, 5/3/2007	4,780,000
4,470,000		AlaTrade Foods LLC, Series 2003, (Regions Bank, Alabama LOC), 5.370%, 5/3/2007	4,470,000
685,000		Alabama State IDA, (SERIES 1994) Miltope Project, (Regions Bank, Alabama LOC), 5.355%, 5/3/2007	685,000
3,495,000		Alabama State IDA, (Wellborn Cabinet, Inc.), Tax Revenue Bonds, (Bank of America N.A. LOC), 5.350%, 5/3/2007	3,495,000
800,000		Aliceville, AL IDB, Buchanan Hardwood Flooring Co. (Series 1999), (Regions Bank, Alabama LOC), 5.355%, 5/3/2007	800,000
6,850,000		American Xtal Technology, Inc., Xtal Project (Series 1998), (Wells Fargo Bank, N.A. LOC), 5.420%, 5/3/2007	6,850,000
12,000,000		Association of American Medical Colleges, (GTD by JPMorgan Chase Bank, N.A., INS by AMBAC Financial Group, Inc.), 5.360%, 5/2/2007	12,000,000
3,845,000		Atlantic Tool and Die Co., (Key Bank, N.A. LOC), 5.370%, 5/3/2007	3,845,000
7,175,000		B.R. Williams Trucking, Inc., (Regions Bank, Alabama LOC), 5.370%, 5/3/2007	7,175,000
230,000,000	[1,2]	BNP Paribas SA, 5.310% - 5.330%, 5/21/2007 - 5/29/2007	230,000,000
5,500,000		Baldwin County Sewer Service LLC, Series 2002, (Regions Bank, Alabama LOC), 5.370%, 5/3/2007	5,500,000
160,000,000		Bank of America N.A., 5.363%, 5/1/2007	160,000,000
63,000,000	[1,2]	Bank of Ireland, 5.300%, 5/21/2007	63,000,000
73,000,000	[1,2]	Bank of New York Co., Inc., 5.380%, 5/29/2007	73,000,000
125,000,000		Barclays Bank PLC, 5.275%, 5/7/2007	124,996,719
16,275,000		Biddle Road Corp., Series 2004, (Wachovia Bank N.A. LOC), 5.370%, 5/3/2007	16,275,000
6,995,000		Bing Steel Management, Inc., Series 2000, (Comerica Bank LOC), 5.400%, 5/2/2007	6,995,000
3,260,000		Bing Steel Management, Inc., Series 2002, (Comerica Bank LOC), 5.420%, 5/2/2007	3,260,000
4,910,000		Bond Holdings LP, (Wachovia Bank N.A. LOC), 5.370%, 5/4/2007	4,910,000
1,095,000		Brookshire Grocery Co., (Regions Bank, Alabama LOC), 5.370%, 5/3/2007	1,095,000
5,770,000		Brumfield Properties, Inc., (Regions Bank, Alabama LOC), 5.330%, 5/3/2007	5,770,000
15,000,000		Buchanan County, MO Solid Waste Disposal, Lifeline Foods, LLC, Series 2006-A, (Wells Fargo Bank, N.A. LOC), 5.320%, 5/3/2007	15,000,000
5,600,000		Capital Markets Access Co. LC, Pelican I&II Project, Series 2006, (SunTrust Bank LOC), 5.350%, 5/2/2007	5,600,000
8,720,000		Capital One Funding Corp., (JPMorgan Chase Bank, N.A. LOC), 5.330%, 5/3/2007	8,720,000
2,311,000		Capital One Funding Corp., (Series 1998-C), (JPMorgan Chase Bank, N.A. LOC), 5.330%, 5/3/2007	2,311,000
17,311,000		Capital One Funding Corp., (Series 1999-A), (JPMorgan Chase Bank, N.A. LOC), 5.330%, 5/3/2007	17,311,000
1,140,000		Capital One Funding Corp., (Series 1999-B), (JPMorgan Chase Bank, N.A. LOC), 5.330%, 5/3/2007	1,140,000
1,056,000		Capital One Funding Corp., (Series 1994-D), (JPMorgan Chase Bank, N.A. LOC), 5.330%, 5/3/2007	1,056,000
2,029,000		Capital One Funding Corp., (Series 1995-B), (JPMorgan Chase Bank, N.A. LOC), 5.330%, 5/3/2007	2,029,000
1,277,000		Capital One Funding Corp., (Series 1995-F), (JPMorgan Chase Bank, N.A. LOC), 5.330%, 5/3/2007	1,277,000
2,684,000		Capital One Funding Corp., (Series 1996-H), (JPMorgan Chase Bank, N.A. LOC), 5.330%, 5/3/2007	2,684,000
7,112,000		Capital One Funding Corp., (Series 2001-B), (JPMorgan Chase Bank, N.A. LOC), 5.330%, 5/3/2007	7,112,000
10,575,000		Church at Brook Hills, (Wachovia Bank N.A. LOC), 5.470%, 5/4/2007	10,575,000
6,350,000		Cincinnati Bible College and Seminary, (U.S. Bank, N.A. LOC), 5.350%, 5/3/2007	6,350,000
3,230,000		Clinton County, NY IDA, Bombardier Project (Series 1998-B), (HSBC Bank USA LOC), 5.500%, 5/3/2007	3,230,000
795,000		Colorado Health Facilities Authority, Development Disabilities Resource Center (Series 1998-C1), (JPMorgan Chase Bank, N.A. LOC), 5.330%, 5/3/2007	795,000
1,145,000		Columbia County, GA Development Authority, Series 1993, (SunTrust Banks, Inc. LOC), 5.350%, 5/2/2007	1,145,000
10,800,000		Community Centre Group of Cos., (Fifth Third Bank, Cincinnati LOC), 5.370%, 5/3/2007	10,800,000
8,300,000		Consolidated Publishing Co., Inc., (Wachovia Bank N.A. LOC), 5.540%, 5/4/2007	8,300,000
32,900,000		Cook County, IL, Series 2002 A, 5.370%, 5/2/2007	32,900,000
5,095,000		Crane Plastics Siding LLC, Series 2000, (JPMorgan Chase Bank, N.A. LOC), 5.370%, 5/3/2007	5,095,000
110,000,000	[1,2]	Credit Agricole S.A., 5.320%, 7/23/2007	110,000,000
113,500,000		Credit Suisse, Zurich, 5.320% - 5.330%, 5/29/2007 - 6/12/2007	113,500,000
11,700,000		Decatur, AL IDB, Bailey-PVS Oxides Project (Series 1998), (SunTrust Bank LOC), 5.405%, 5/3/2007	11,700,000
15,000,000		Development Authority of Gordon County, GA, Series 2005, Faus Group Inc., (RBC Centura Bank LOC), 5.340%, 5/3/2007	15,000,000
2,570,000		Double H Plastics, Inc., (Series 1998), (Wachovia Bank N.A. LOC), 5.390%, 5/2/2007	2,570,000
7,410,000		Eastridge Christian Assembly, (Series 2004), (U.S. Bank, N.A. LOC), 5.340%, 5/3/2007	7,410,000
6,110,000		Elsinore Properties LP, (Series 1998), (Fifth Third Bank, Cincinnati LOC), 5.370%, 5/3/2007	6,110,000
3,200,000		Fairpoint Regional Utility System, Inc., (Regions Bank, Alabama LOC), 5.350%, 5/3/2007	3,200,000
600,000		G.M.H. Enterprises, Inc., (Series 1995), (National City Bank LOC), 5.430%, 5/3/2007	600,000
12,910,000		Galasso Materials LLC and Galasso Holdings LLC, (Series 1998), (Key Bank, N.A. LOC), 5.370%, 5/3/2007	12,910,000
1,350,000		Gesmundo & Associates, Inc., Series A, (National City Bank LOC), 5.330%, 5/3/2007	1,350,000
35,900,000		Greene County Development Authority, Reynolds Lodge, LLC Series 2000 A, (U.S. Bank, N.A. LOC), 5.400%, 5/2/2007	35,900,000
13,425,000		Greene County Development Authority, Reynolds Lodge, LLC Series 2000B, (U.S. Bank, N.A. LOC), 5.350%, 5/2/2007	13,425,000
5,615,000		H & P Holdings LLC, (Regions Bank, Alabama LOC), 5.370%, 5/3/2007	5,615,000
8,860,000		H.C. Equities LP, (Wachovia Bank N.A. LOC), 5.320%, 5/3/2007	8,860,000
399,000,000	[1,2]	HBOS Treasury Services PLC, 5.310% - 5.430%, 5/9/2007 - 5/21/2007	399,000,770
369,700,000		HBOS Treasury Services PLC, 5.390% - 5.416%, 5/1/2007 - 7/24/2007	369,701,229
5,250,000		HFS Holdings LLC, (Regions Bank, Alabama LOC), 5.360%, 5/3/2007	5,250,000
7,210,000		Healthcare Network Properties LLC, (Series A), (National City Bank LOC), 5.330%, 5/3/2007	7,210,000
10,150,000		Hillcrest Investments LLC, (Wachovia Bank N.A. LOC), 5.320%, 5/2/2007	10,150,000
85,000,000		J.P. Morgan Chase & Co., 5.290%, 5/2/2007	85,000,000
3,575,000		J.P. Plymouth Properties LLC, (Series 1999), (LaSalle Bank Midwest, N.A. LOC), 5.420%, 5/2/2007	3,575,000
14,780,000		Kansas City, MO Tax Increment Financing Commission, President Hotel, (INS by MBIA Insurance Corp.), 5.350%, 5/3/2007	14,780,000
2,945,000		Kings Creek Country Club, Inc., (Series 1997), (Wachovia Bank N.A. LOC), 5.440%, 5/2/2007	2,945,000
1,800,000		L.H. Kroh, Inc., (Series 1998), (Wachovia Bank N.A. LOC), 5.440%, 5/2/2007	1,800,000
4,655,000		Lee County, FL IDA, Bonita Community Health Center, Series 1999B, (Fifth Third Bank, Cincinnati LOC), 5.370%, 5/4/2007	4,655,000
5,165,000	[1,2]	Los Angeles, CA, MERLOTS Series 2000 A (H&H Theatre), (Wachovia Bank N.A. LOC), 5.320%, 5/2/2007	5,165,000
13,750,000		Louisiana Agricultural Finance Authority, Lacassive Syrup Mill, Series 2004, (Regions Bank, Alabama LOC), 5.360%, 5/3/2007	13,750,000
440,000		Madison, WI Community Development Authority, Series 1997-B Hamilton Point Apts., (JPMorgan Chase Bank, N.A. LOC), 5.390%, 5/3/2007	440,000
222,000,000		Marshall & Ilsley Bank, Milwaukee, 5.290%, 5/25/2007	222,000,000
11,775,000		Maryland State Economic Development Corp., Human Genome Sciences Series 1999B, (Wachovia Bank N.A. LOC), 5.420%, 5/1/2007	11,775,000
4,610,000		McCullough Snappy Service Oil Co., Inc., (Wachovia Bank N.A. LOC), 5.440%, 5/4/2007	4,610,000
1,783,000		Midwest Funding Corp., Series 1992-B, (JPMorgan Chase Bank, N.A. LOC), 5.330%, 5/3/2007	1,783,000
8,425,000		Mississippi Business Finance Corp., (Regions Bank, Alabama LOC), 5.400%, 5/3/2007	8,425,000
3,600,000		Mississippi Business Finance Corp., Howard Industries, Inc. Series 1997, (Regions Bank, Alabama LOC), 5.505%, 5/3/2007	3,600,000
10,000,000		Mississippi Business Finance Corp., Kohler Project, (Wachovia Bank N.A. LOC), 5.320%, 5/3/2007	10,000,000
17,000,000		Mississippi Business Finance Corp., Series 1994 Georgia Gulf, (Wachovia Bank N.A. LOC), 5.320%, 5/2/2007	17,000,000
10,790,000		Mississippi Business Finance Corp., VC Regional Assembly & Manufacturing LLC., (JPMorgan Chase Bank, N.A. LOC), 5.400%, 5/2/2007	10,790,000
25,000,000		Mitchell County, GA Development Authority, First United Ethanol, LLC Series 2006, (Wachovia Bank N.A. LOC), 5.320%, 5/3/2007	25,000,000
110,000,000	[1,2]	National Australia Bank Ltd., Melbourne, 5.310%, 5/7/2007	110,000,000
15,000,000		National City Bank, 5.410%, 5/1/2007	15,005,453
900,000		Newport, KY Industrial Building Revenue Bonds, South Beach #1, LLC, Series 2007A, (Fifth Third Bank, Cincinnati LOC), 5.400%, 5/3/2007	900,000
5,675,000		North American Gulf Terminals, Inc., Series 2002, (Regions Bank, Alabama LOC), 5.320%, 5/3/2007	5,675,000
11,675,000		North Oaks Partnership, (Series 1998), (LaSalle Bank, N.A. LOC), 5.350%, 5/3/2007	11,675,000
81,800,000		Novant Health, Inc., Series 1997, (Wachovia Bank N.A. LOC), 5.420%, 5/2/2007	81,800,000
9,600,000		Ohio Waste Development Authority Solid Waste, Bailey-PVS Oxides, LLC (Series 1998), (Key Bank, N.A. LOC), 5.370%, 5/3/2007	9,600,000
4,800,000		Olive Baptist Church, Inc., (Regions Bank, Alabama LOC), 5.370%, 5/3/2007	4,800,000
4,940,000		Park Street Properties I LLC, University of Wisconsin - Madison Projects, (U.S. Bank, N.A. LOC), 5.320%, 5/3/2007	4,940,000
4,310,000		Parkview Professional Center, Series 2005, (Comerica Bank LOC), 5.400%, 5/3/2007	4,310,000
29,350,000		Pearl Mississippi Urban Renewal, Childre Road Project, (First Tennessee Bank, N.A. LOC), 5.370%, 5/3/2007	29,350,000
6,650,000		Physicians Real Estate LLP, (Wells Fargo Bank, N.A. LOC), 5.450%, 5/2/2007	6,650,000
5,170,000		Pinellas County, FL IDA, Eurobake Project, Series 2005, (SunTrust Bank LOC), 5.350%, 5/3/2007	5,170,000
14,500,000		Pitney Roads Partners LLC, Series 2003 - A, (Bank of America N.A. LOC), 5.370%, 5/3/2007	14,500,000
361,000		Quality Synthetic Rubber Co., Series 2000, (U.S. Bank, N.A. LOC), 5.350%, 5/3/2007	361,000
5,175,000		Reiser Group Sonic Management Co., Inc., Series 2002, (Regions Bank, Alabama LOC), 5.370%, 5/3/2007	5,175,000
9,255,000		Rollins College, Series 1998, (SunTrust Bank LOC), 5.350%, 5/2/2007	9,255,000
108,000,000	[1,2]	Royal Bank of Canada, Montreal, 5.310%, 5/1/2007	108,000,000
32,180,000		Rush Medical Foundation, Series 2006, (Regions Bank, Alabama LOC), 5.320%, 5/3/2007	32,180,000
19,000,000		Salvation Army, Series 2004-A, (Bank of New York LOC), 5.320%, 5/3/2007	19,000,000
3,310,000		Savannah, GA Housing Authority, (SunTrust Bank LOC), 5.400%, 5/2/2007	3,310,000
14,390,000		Seeber USA LLP, Series 2000, (Wachovia Bank N.A. LOC), 5.320%, 5/2/2007	14,390,000
50,000,000	[1,2]	Societe Generale, Paris, 5.310%, 5/2/2007	50,000,000
11,115,000		Spira Millennium LLC, Series 2001, (Bank of America N.A. LOC), 5.370%, 5/3/2007	11,115,000
52,685,000		Spitzer Group, (JPMorgan Chase Bank, N.A. LOC), 5.330%, 5/3/2007	52,685,000
2,880,000		Springfield Ltd. Partnership, (UBS AG LOC), 5.330%, 5/3/2007	2,880,000
1,030,000		St. Paul, MN Port Authority, Bix Fruit Co. (Series 1998-B), (Marshall & Ilsley Bank, Milwaukee LOC), 5.620%, 5/3/2007	1,030,000
1,755,000		St. Paul, MN Port Authority, National Checking Co. Project (Series 1998-B), (U.S. Bank, N.A. LOC), 5.520%, 5/3/2007	1,755,000
115,000,000	[1,2]	Svenska Handelsbanken, Stockholm, 5.290%, 5/14/2007	115,000,000
6,050,000		Trinity Baptist Church, Series 2002-A, (Regions Bank, Alabama LOC), 5.320%, 5/3/2007	6,050,000
40,000,000	[1,2]	Union Hamilton Special Purpose Funding LLC, Series 2005-1 Tranche #1, (GTD by Wachovia Corp.), 5.350%, 6/28/2007	40,000,000
50,000,000	[1,2]	Union Hamilton Special Purpose Funding LLC, Series 2005-2 Tranche #1, (GTD by Wachovia Corp.), 5.350%, 6/21/2007	50,000,000
25,000,000	[1,2]	Union Hamilton Special Purpose Funding LLC, Series 2006 - 1, (GTD by Wachovia Corp.), 5.350%, 6/15/2007	25,000,000
9,300,000		Victor H. Hanson/ Elizabeth F. Hanson, (Regions Bank, Alabama LOC), 5.370%, 5/3/2007	9,300,000
1,100,000		Village Green Finance Co. LLC, (Series 1997), (Wachovia Bank N.A. LOC), 5.320%, 5/2/2007	1,100,000
1,618,000		Vista Funding Corp., Series 1995-D, (Fifth Third Bank, Cincinnati LOC), 5.370%, 5/3/2007	1,618,000
1,245,000		Vista Funding Corp., Series 1998-B, (Fifth Third Bank, Cincinnati LOC), 5.350%, 5/3/2007	1,245,000
13,385,000		Wachovia Corp., 5.410%, 5/22/2007	13,388,466
195,250,000		Wells Fargo & Co., 5.380%, 5/2/2007	195,250,029
10,045,000		Western Reserve Masonic Community, Inc., (GTD by JPMorgan Chase Bank, N.A.), 5.420%, 5/3/2007	10,045,000
25,000,000		Westpac Banking Corp. Ltd., Sydney, 5.400%, 7/11/2007	25,000,000
9,610,000		Whetstone Care Center LLC, Series 1998, (Fifth Third Bank, Cincinnati LOC), 5.420%, 5/3/2007	9,610,000
34,345,000		World Wildlife Fund, Inc., Series 2000 B, (AMBAC INS), 5.360%, 5/3/2007	34,345,000
		TOTAL	3,621,349,666
		Brokerage--8.6%
50,000,000	[1,2]	Goldman Sachs Group, Inc., 5.370%, 5/15/2007	50,000,918
374,000,000		Merrill Lynch & Co., Inc., 5.300% - 5.400%, 5/4/2007 - 5/24/2007	374,000,000
349,500,000	[1,2]	Merrill Lynch & Co., Inc., 5.300% - 5.570%, 5/11/2007 - 5/18/2007	349,500,069
1,011,800,000		Morgan Stanley, 5.363% - 5.420%, 5/1/2007 - 5/29/2007	1,011,801,141
		TOTAL	1,785,302,128
		Electrical Equipment--0.3%
2,345,000		Alabama State IDA, General Electric Project, (General Electric Co. LOC), 5.320%, 5/3/2007	2,345,000
58,656,672		Northwest Airlines, Inc., (GTD by General Electric Co.), 5.340%, 5/7/2007	58,656,672
		TOTAL	61,001,672
		Finance - Commercial--2.1%
436,100,000	[1,2]	General Electric Capital Corp., 5.445%, 5/9/2007 - 5/17/2007	436,100,000
		Finance - Retail--2.8%
265,000,000	[1,2]	Compass Securitization LLC, 5.275%, 5/10/2007 - 5/18/2007	264,986,293
145,000,000		SLM Corp., 5.320%, 5/14/2007	145,000,000
180,000,000	[1,2]	SLM Corp., 5.320%, 5/14/2007	180,000,000
		TOTAL	589,986,293
		Finance - Securities--3.3%
41,000,000	[1,2]	Beta Finance, Inc., 5.315% - 5.370%, 5/9/2007 - 7/30/2007	41,008,633
377,000,000	[1,2]	K2 (USA) LLC, (GTD by K2 Corp.), 5.300% - 5.330%, 5/1/2007 - 7/27/2007	376,964,937
275,000,000	[1,2]	Sigma Finance, Inc., (GTD by Sigma Finance Corp.), 5.320% - 5.410%, 5/1/2007	274,998,795
		TOTAL	692,972,365
		Government Agency--0.3%
7,945,000		Direct One Funding Corp., (FNMA LOC), 5.320%, 5/3/2007	7,945,000
45,995,000		Direct One Funding Corp., Series 2000 (Sexton Properties), (FNMA LOC), 5.320%, 5/3/2007	45,995,000
5,350,000		Grand Pointe II Ltd. Partnership, Series 1999 Globe Apartments, (FHLB of Indianapolis LOC), 5.340%, 5/3/2007	5,350,000
		TOTAL	59,290,000
		Insurance--3.4%
20,000,000		Albuquerque, NM, Series 2000 A, (INS by MBIA Insurance Corp.), 5.320%, 5/2/2007	20,000,000
64,000,000		Genworth Life Insurance Co., 5.450%, 6/1/2007	64,000,000
50,000,000		Hartford Life Insurance Co., 5.530%, 5/1/2007 - 6/1/2007	50,000,000
44,000,000	[1,2]	MBIA Global Funding LLC, 5.280%, 5/21/2007	43,998,273
66,000,000		MetLife Insurance Co. of Connecticut, 5.428% - 5.440%, 5/18/2007 - 6/28/2007	66,000,000
105,000,000		Metropolitan Life Insurance Co., 5.449% - 5.480%, 5/1/2007 - 7/2/2007	105,000,000
120,000,000		Monumental Life Insurance Co., 5.430% - 5.500%, 5/1/2007 - 7/2/2007	120,000,000
110,000,000		New York Life Insurance Co., 5.440%, 5/1/2007	110,000,000
10,000,000	[1,2]	Pacific Life Global Funding, 5.337%, 5/9/2007	10,000,000
125,000,000		Transamerica Occidental Life Insurance Co., 5.512%, 7/2/2007	125,000,000
		TOTAL	713,998,273
		TOTAL NOTES - VARIABLE	7,960,000,397
		TIME DEPOSITS--4.9%
		Banking--4.9%
190,000,000		Chase Bank USA, N.A., 5.312%, 5/1/2007	190,000,000
140,000,000		Deutsche Bank AG, 5.312%, 5/1/2007	140,000,000
250,000,000		Marshall & Ilsley Bank, Milwaukee, 5.212%, 5/1/2007	250,000,000
200,000,000		Societe Generale, Paris, 5.292%, 5/1/2007	200,000,000
250,000,000		SunTrust Bank, 5.250%, 5/1/2007	250,000,000
		TOTAL TIME DEPOSITS	1,030,000,000
		MUTUAL FUNDS--0.7%[6]
		Asset Management--0.7%
65,000,000		AIM Short-Term Investments Co. Liquid Assets Portfolio, 5.24%	65,000,000
50,000,000		Columbia Money Market Reserves, 5.19%	50,000,000
20,059,291		DWS Money Market Trust, 5.27%	20,059,291
		TOTAL MUTUAL FUNDS	135,059,291
		REPURCHASE AGREEMENTS--8.5%
$50,000,000		Interest in $200,000,000 joint repurchase agreement 5.25%, dated 4/30/2007 under which Banc of America Securities LLC will repurchase U.S. Government Agency securities with various maturities to 2/25/2037 for $200,029,167 on 5/1/2007. The market value of the underlying securities at the end of the period was $206,030,042.	50,000,000
793,715,000		Interest in $4,600,000,000 joint repurchase agreement 5.24%, dated 4/30/2007 under which Barclays Capital, Inc. will repurchase U.S. Government Agency securities with various maturities to 3/20/2017 for $4,600,669,556 on 5/1/2007. The market value of the underlying securities at the end of the period was $4,692,683,598.	793,715,000
850,000,000		Interest in $1,000,000,000 joint repurchase agreement 5.24%, dated 4/30/2007 under which Deutsche Bank Securities, Inc. will repurchase U.S. Government Agency securities with various maturities to 4/1/2037 for $1,000,145,556 on 5/1/2007. The market value of the underlying securities at the end of the period was $3,073,452,330.	850,000,000
46,000,000		Interest in $193,000,000 joint repurchase agreement 4.97%, dated 4/30/2007 under which J.P. Morgan Securities Inc. will repurchase U.S. Government Agency securities with various maturities to 10/29/2007 for $193,026,645 on 5/1/2007. The market value of the underlying securities at the end of the period was $196,863,435.	46,000,000
40,000,000		Interest in $100,000,000 joint repurchase agreement 5.07%, dated 4/30/2007 under which UBS Securities LLC will repurchase U.S. Government Agency securities with various maturities to 4/1/2020 for $100,014,083 on 5/1/2007. The market value of the underlying securities at the end of the period was $102,001,738.	40,000,000
		TOTAL REPURCHASE AGREEMENTS	1,779,715,000
		TOTAL INVESTMENTS – 99.9% (AT AMORTIZED COST)[6]	20,802,056,323
		OTHER ASSETS AND LIABILITIES – NET – 0.1%	21,957,531
		TOTAL NET ASSETS – 100%	$20,824,013,854

1
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2007, these restricted securities amounted to $7,685,808,087, which represented 36.9% of total net assets.

2
Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At April 30, 2007, these liquid restricted securities amounted to $7,616,212,365, which represented 36.6% of total net assets.

3	Discount at the time of purchase.
4	Reflects potential extension period.
5	Floating rate note with current rate and next reset date shown.
6	7-Day net yield.
7	Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2007.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.

Restricted Securities
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, held at April 30, 2007, is as follows:
Security	Acquisition Date	Acquisition Cost
CAL Securitization Trust 2006-1, Class A1, 5.400%, 12/17/2007	12/14/2006	$69,595,723

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
FHLB	--Federal Home Loan Bank
FNMA	--Federal National Mortgage Association
GTD	--Guaranteed
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
INS	--Insured
LOC	--Letter of Credit
MERLOTS	--Municipal Exempt Receipts – Liquidity Optional Tender Series
SWP	--Swap Agreement

Prime Value Obligations Fund

Portfolio of Investments

April 30, 2007 (unaudited)

Principal Amount			Value
		ASSET-BACKED SECURITIES--1.7%
		Finance - Automotive--0.3%
$33,057,968	[1]	CAL Securitization Trust 2006-1, Class A1, 5.400%, 12/17/2007	$33,057,968
5,451,314		Capital Auto Receivables Asset Trust 2006-2, Class A1, 5.340%, 12/17/2007	5,451,314
1,009,289	[1,2]	Wachovia Auto Loan Owner Trust 2006-2, Class A-1, 5.358%, 11/9/2007	1,009,289
		TOTAL	39,518,571
		Finance - Equipment--0.1%
19,531,426		CIT Equipment Collateral 2006-VT2, Class A1, 5.344%, 11/20/2007	19,531,426
		Finance - Retail--1.3%
81,000,000	[1,2]	Holmes Master Issuer PLC 2006-1, Class 1A, 5.300%, 10/15/2007	81,000,000
58,000,000		Holmes Master Issuer PLC 2007-1, Class 1A1, 5.300%, 3/15/2008	58,000,000
37,500,000		Permanent Master Issuer PLC 2007-1, Class A, 5.300%, 1/15/2008	37,500,000
		TOTAL	176,500,000
		TOTAL ASSET-BACKED SECURITIES	235,549,997
		BANK NOTE--0.2%
		Banking--0.2%
25,000,000		Bank of America N.A., 5.305%, 5/9/2007	25,000,000
		CERTIFICATES OF DEPOSIT--3.9%
		Banking--3.9%
156,000,000		Barclays Bank PLC, 5.300% - 5.420%, 1/16/2008 – 2/15/2008	156,000,000
38,000,000		Citizens Bank of Pennsylvania, 5.320%, 5/29/2007	38,000,000
153,500,000		Credit Suisse, Zurich, 5.290% - 5.320%, 10/16/2007 - 4/17/2008	153,500,000
53,000,000		DePfa Bank PLC, 5.320%, 7/12/2007	53,000,000
35,500,000		Societe Generale, Paris, 5.190%, 10/9/2007	35,475,197
86,500,000		Toronto Dominion Bank, 5.505% - 5.600%, 6/18/2007 - 8/3/2007	86,507,969
		TOTAL CERTIFICATES OF DEPOSIT	522,483,166
		COLLATERALIZED LOAN AGREEMENTS--28.5%
		Banking--14.8%
170,000,000		BNP Paribas Securities Corp., 5.422%, 5/1/2007	170,000,000
240,000,000		Credit Suisse First Boston LLC, 5.392% - 5.412%, 5/1/2007	240,000,000
232,000,000		Deutsche Bank Securities, Inc., 5.350% - 5.355%, 5/2/2007 - 5/18/2007	232,000,000
185,000,000		Fortis Bank SA/NV, 5.362%, 5/1/2007	185,000,000
200,000,000		Fortis Securities LLC, 5.362%, 5/1/2007	200,000,000
317,000,000		Greenwich Capital Markets, Inc., 5.412%, 5/1/2007	317,000,000
190,000,000		J.P. Morgan Securities, Inc., 5.412%, 5/1/2007	190,000,000
350,000,000		RBC Capital Markets Corp., 5.382%, 5/1/2007	350,000,000
117,000,000		WAMU Capital Corp., 5.382% - 5.512%, 5/1/2007	117,000,000
		TOTAL	2,001,000,000
		Brokerage--13.7%
95,000,000		Bear Stearns & Co., Inc., 5.433%, 5/1/2007	95,000,000
581,000,000		Citigroup Global Markets, Inc., 5.300% - 5.412%, 5/1/2007	581,000,000
468,000,000		Goldman Sachs & Co., 5.250% - 5.412%, 5/1/2007	468,000,000
250,000,000		Lehman Brothers, Inc., 5.350% - 5.412%, 5/1/2007	250,000,000
221,000,000		Merrill Lynch, Pierce, Fenner and Smith, 5.412%, 5/23/2007	221,000,000
244,000,000		Morgan Stanley & Co., Inc., 5.412%, 5/1/2007	244,000,000
		TOTAL	1,859,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	3,860,000,000
		COMMERCIAL PAPER –24.9%[3]
		Aerospace / Auto--0.5%
63,909,000	[1,2]	Nissan Motor Acceptance Corp., (Nissan Motor Co., Ltd. Support Agreement), 5.320% - 5.330%, 5/1/2007 - 6/7/2007	63,791,433
2,045,000	[1,2]	Volkswagen of America, Inc., (GTD by Volkswagen AG), 5.330%, 5/24/2007	2,038,036
		TOTAL	65,829,469
		Banking--1.5%
16,000,000		Citigroup Funding, Inc., 5.230%, 8/28/2007	15,723,391
38,000,000	[1,2]	Fountain Square Commercial Funding Corp., 5.250%, 5/4/2007 - 6/18/2007	37,865,250
80,000,000	[1,2]	KBC Financial Products International Ltd., (GTD by KBC Bank N.V.), 5.200%, 5/14/2007	79,849,778
68,000,000	[1,2]	Picaros Funding LLC, (GTD by KBC Bank N.V.), 5.125% - 5.200%, 7/13/2007 - 10/5/2007	66,869,759
		TOTAL	200,308,178
		Consumer Products--0.8%
108,800,000	[1,2]	Fortune Brands, Inc., 5.300% - 5.320%, 5/8/2007 - 6/15/2007	108,222,543
		Electrical Equipment--0.1%
11,150,000		Whirlpool Corp., 5.330%, 5/9/2007	11,136,793
		Finance - Automotive--6.4%
42,152,000		DRAC LLC, (A1/P1 Series), 5.240%, 5/18/2007	42,047,697
136,650,000		DaimlerChrysler North America Holding Corp., 5.330% - 5.350%, 5/4/2007 - 7/26/2007	136,004,614
460,000,000		FCAR Auto Loan Trust, (A1+/P1 Series), 5.200% - 5.260%, 5/21/2007 - 8/28/2007	454,983,535
235,000,000		FCAR Auto Loan Trust, (A1/P1 Series), 5.210% - 5.250%, 5/23/2007 - 8/22/2007	231,769,453
		TOTAL	864,805,299
		Finance - Commercial--1.4%
75,000,000	[1,2]	Versailles CDS LLC, 5.240% - 5.250%, 5/14/2007 - 6/19/2007	74,595,993
115,000,000	[1,2,4]	Versailles CDS LLC, 5.290%, 12/27/2007 - 1/10/2008	114,771,501
		TOTAL	189,367,494
		Finance - Retail--6.0%
59,800,000		Countrywide Financial Corp., 5.260% - 5.270%, 6/4/2007 - 7/10/2007	59,318,146
75,000,000		HSBC Finance Corp., 5.250%, 5/30/2007	74,682,812
523,820,000	[1,2]	Paradigm Funding LLC, 5.210% - 5.310%, 5/1/2007 - 8/13/2007	520,626,950
54,500,000	[1,2]	Sheffield Receivables Corp., 5.280%, 5/4/2007	54,476,020
100,000,000	[1,2]	Yorktown Capital LLC, 5.260%, 6/1/2007	99,547,056
		TOTAL	808,650,984
		Finance - Securities--4.8%
185,000,000	[1,2,4]	Georgetown Funding Co. LLC, 5.280% - 5.290%, 5/25/2007 - 6/9/2007	184,494,179
25,000,000	[1,2]	Grampian Funding LLC, 5.210%, 8/3/2007	24,659,903
37,868,000	[1,2]	KLIO Funding Ltd., 5.250%, 7/11/2007	37,475,908
161,105,000	[1,2]	KLIO II Funding Ltd., 5.250%, 5/14/2007 - 7/25/2007	160,150,114
33,033,000	[1,2]	Perry Global Funding LLC, (Series A), 5.230%, 6/19/2007	32,797,851
60,000,000	[1,2]	Scaldis Capital LLC, 5.240%, 6/4/2007	59,703,067
50,000,000	[1,2]	Sigma Finance, Inc., (GTD by Sigma Finance Corp.), 5.205% - 5.210%, 5/21/2007 - 8/1/2007	49,594,847
107,057,000	[1,2]	Three Rivers Funding Corp., 5.260%, 6/12/2007	106,400,027
		TOTAL	655,275,896
		Food & Beverage--0.6%
85,490,000	[1,2]	H.J. Heinz Finance Co., (H.J. Heinz Co. LOC), 5.330% - 5.340%, 5/10/2007 - 5/30/2007	85,241,836
		Metals--0.7%
103,225,000		Alcoa, Inc., 5.260% - 5.280%, 6/18/2007 - 7/9/2007	102,297,813
		Oil & Oil Finance--0.1%
14,450,000	[1,2]	ConocoPhillips Qatar Funding Ltd., (GTD by ConocoPhillips), 5.300%, 6/25/2007 - 7/12/2007	14,309,344
		Publishing And Printing--1.0%
135,402,000	[1,2]	Gannett Co., Inc., 5.310% - 5.340%, 5/10/2007 - 5/25/2007	135,067,277
		Retail--1.0%
130,016,000	[1,2]	Safeway Inc., 5.360% - 5.400%, 5/1/2007 - 5/25/2007	129,871,520
		TOTAL COMMERCIAL PAPER	3,370,384,446
		CORPORATE NOTES--4.7%
		Banking--3.5%
90,500,000		Barclays Bank PLC, 5.350%, 4/23/2008 - 5/9/2008	90,500,000
169,000,000		Credit Suisse, Zurich, 5.420%, 12/4/2007 - 2/15/2008	169,000,000
50,000,000		Deutsche Bank AG, 5.350%, 4/14/2008	50,000,000
100,000,000		Societe Generale, Paris, 5.360% - 5.400%, 2/13/2008 - 4/2/2008	100,000,000
59,000,000		Toronto Dominion Bank, 5.420%, 12/12/2007	59,000,000
		TOTAL	468,500,000
		Brokerage--0.4%
53,000,000		Goldman Sachs Group, Inc., 5.330% - 5.340%, 2/29/2008 - 3/5/2008	53,000,000
		Finance - Securities--0.8%
117,000,000	[1,2]	Sigma Finance, Inc., (GTD by Sigma Finance Corp.), 5.355% - 5.400%, 10/18/2007 - 4/21/2008	117,000,000
		TOTAL CORPORATE NOTES	638,500,000
		LOAN PARTICIPATION--4.2%
		Chemicals--0.4%
56,000,000		DuPont Teijin Films U.K. Ltd., (GTD by Du Pont (E.I.) de Nemours & Co.), 5.320%, 5/29/2007	56,000,000
		Electrical Equipment--0.2%
28,000,000		Mt. Vernon Phenol Plant Partnership, (GTD by General Electric Co.), 5.340%, 5/21/2007	28,000,000
		Finance - Retail--1.6%
220,000,000		Countrywide Home Loan, Inc., 5.330%, 5/24/2007 - 5/30/2007	220,000,000
		Miscellaneous--2.0%
265,000,000		Cargill, Inc., 5.310%, 5/4/2007 - 5/15/2007	265,000,000
		TOTAL LOAN PARTICIPATION	569,000,000
		NOTES - VARIABLE --29.4%[5]
		Banking--18.0%
1,467,000		1901 4th Ave. Parking LLC, (Series 2004), (First Commercial Bank, Birmingham, AL LOC), 5.450%, 5/3/2007	1,467,000
1,855,000		AC, Inc., (Series 2002), (Regions Bank, Alabama LOC), 5.390%, 5/3/2007	1,855,000
75,000		Alabama State IDA, (Wellborn Cabinet, Inc.), Tax Revenue Bonds, (Bank of America N.A. LOC), 5.350%, 5/3/2007	75,000
200,000,000	[1,2]	Australia & New Zealand Banking Group, Melbourne, 5.318%, 6/5/2007	200,000,000
1,500,000		Avondale Commerce Park, Phase III LLP, Phase III, (Regions Bank, Alabama LOC), 5.390%, 5/3/2007	1,500,000
4,360,000		Baramax LLC, (Series 2002), (Commerce Bank N.A., Cherry Hill, NJ LOC), 5.520%, 5/2/2007	4,360,000
50,000,000		Barclays Bank PLC, 5.275%, 5/7/2007	49,998,688
4,000,000		Bardstown City, KY, (RJ Tower Project), (Series 1995), (Deutsche Bank Trust Co. Americas LOC), 5.420%, 5/3/2007	4,000,000
3,355,000		BBF LLC, (Series 2002), (First Commercial Bank, Birmingham, AL LOC), 5.320%, 5/3/2007	3,355,000
6,930,000		Bethesda Country Club, Inc., (Series 1997), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 5.420%, 5/1/2007	6,930,000
735,000		Bissett,William K. and Sheryl B., Multi-Option Adjustable Rate Notes, (Huntington National Bank, Columbus, OH LOC), 5.455%, 5/3/2007	735,000
5,315,000		Blue Family Holdings LLC, (First Commercial Bank, Birmingham, AL LOC), 5.320%, 5/3/2007	5,315,000
42,000,000	[1,2]	BNP Paribas SA, 5.330%, 5/21/2007	42,000,000
1,340,000		Broadway Investments, Inc., (Series 1999), (Huntington National Bank, Columbus, OH LOC), 5.455%, 5/3/2007	1,340,000
8,260,000		Callaway Gardens Resort, Inc., (Columbus Bank and Trust Co., GA LOC), 5.455%, 5/3/2007	8,260,000
1,325,000		Campbell Enterprises, (Huntington National Bank, Columbus, OH LOC), 5.505%, 5/3/2007	1,325,000
685,000		Capital One Funding Corp., (Series 1996-C), (JPMorgan Chase Bank, N.A. LOC), 5.330%, 5/3/2007	685,000
2,378,000		CC Properties LLC, (Series 2002 A), Ronald & Phyllis Coleman, (Regions Bank, Alabama LOC), 5.390%, 5/3/2007	2,378,000
3,041,000		CC Properties LLC, (Series 2002 B), Thomas & Carolyn Coleman, (Regions Bank, Alabama LOC), 5.390%, 5/3/2007	3,041,000
11,890,000		Centra State Medical Arts Building LLC, (Commerce Bank N.A., Cherry Hill, NJ LOC), 5.470%, 5/3/2007	11,890,000
4,665,000		Century Drive Associates, (Series 2001), (Commerce Bank N.A., Cherry Hill, NJ LOC), 5.470%, 5/2/2007	4,665,000
3,445,000		Charapp Family Ltd., (Series 2000), (Huntington National Bank, Columbus, OH LOC), 5.455%, 5/3/2007	3,445,000
3,940,000		Christian Life Assembly of the Assemblies of God, (Series 2003), (Fulton Bank LOC), 5.470%, 5/3/2007	3,940,000
4,200,000		Clark-Holder Clinic, PA, (Columbus Bank and Trust Co., GA LOC), 5.500%, 5/3/2007	4,200,000
4,665,000		Columbus, GA Development Authority, Woodmont Properties, LLC, (Series 2000), (Columbus Bank and Trust Co., GA LOC), 5.360%, 5/3/2007	4,665,000
3,225,000		Commerce Towers LLC, (Regions Bank, Alabama LOC), 5.380%, 5/3/2007	3,225,000
6,250,000		Commercial Contractors, Inc., (Series 1998), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 5.420%, 5/1/2007	6,250,000
880,000		Continental Downtown Properties, (Huntington National Bank, Columbus, OH LOC), 5.420%, 5/3/2007	880,000
6,550,000		Continental Downtown Properties, (Series 2000), (Huntington National Bank, Columbus, OH LOC), 5.420%, 5/3/2007	6,550,000
75,000,000	[1,2]	Credit Agricole S.A., 5.320%, 6/22/2007	75,000,000
6,970,000		Cruiser Properties LLC, (Series 1999), (Huntington National Bank, Columbus, OH LOC), 5.505%, 5/3/2007	6,970,000
165,000,000	[1,2]	DePfa Bank PLC, 5.365%, 6/15/2007	165,000,000
4,670,000		Dellridge Care Center LP, (Series 1997), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 5.420%, 5/1/2007	4,670,000
23,325,000		Dynetics, Inc., (Series 2004), (Compass Bank, Birmingham LOC), 5.370%, 5/3/2007	23,325,000
2,685,000		Engle Printing & Publishing, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 5.420%, 5/4/2007	2,685,000
3,000,000		Engle Printing & Publishing, (Series 2003), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 5.420%, 5/4/2007	3,000,000
4,120,000		Escambia County Enviromental Corp., (Series 2003), (RBC Centura Bank LOC), 5.370%, 5/3/2007	4,120,000
3,005,000		First Baptist Church of Mt. Olive, (Series 2003), (Regions Bank, Alabama LOC), 5.370%, 5/3/2007	3,005,000
2,271,000		First Baptist Church of West Monroe, LA, (Series 2003), (Regions Bank, Alabama LOC), 5.370%, 5/3/2007	2,271,000
8,105,000		Fountainhead Enterprises LLC, (Huntington National Bank, Columbus, OH LOC), 5.455%, 5/3/2007	8,105,000
2,541,000		Frank Parsons Paper Co., Inc., (Series 1999), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 5.420%, 5/4/2007	2,541,000
2,890,000		Gannett Fleming, Inc., (Series 2001), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 5.420%, 5/4/2007	2,890,000
1,568,000		Gateway Foods, Inc., (Regions Bank, Alabama LOC), 5.390%, 5/3/2007	1,568,000
5,505,000		Georgia Crown Distributing Co., (Columbus Bank and Trust Co., GA LOC), 5.330%, 5/3/2007	5,505,000
1,080,000		Gerald T. Thom, Trustee U.A.D., March 27, 1997, (Huntington National Bank, Columbus, OH LOC), 5.390%, 5/3/2007	1,080,000
6,245,000		Green Clinic Management Co. LLC, (Regions Bank, Alabama LOC), 5.390%, 5/3/2007	6,245,000
1,571,000		Grossman Realty LLC, (Series 5), (Regions Bank, Alabama LOC), 5.370%, 5/3/2007	1,571,000
920,000		Guilford Capital LLC, (Series 2002 - D), (Regions Bank, Alabama LOC), 5.420%, 5/3/2007	920,000
3,020,000		Guilford Capital LLC, (Series 2002 - E), (Regions Bank, Alabama LOC), 5.420%, 5/3/2007	3,020,000
825,000		Hamilton Farm Bureau Cooperative, Inc., (Series 1999), (Huntington National Bank, Columbus, OH LOC), 5.390%, 5/3/2007	825,000
11,950,000		Harris County, GA Development Authority, (Columbus Bank and Trust Co., GA LOC), 5.455%, 5/3/2007	11,950,000
4,180,000		Hazlet Manor Associates, (Series 1998), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 5.420%, 5/1/2007	4,180,000
157,000,000	[1,2]	HBOS Treasury Services PLC, 5.310% - 5.430%, 5/9/2007 - 5/21/2007	157,000,000
150,000,000		HBOS Treasury Services PLC, 5.390% - 5.416%, 5/1/2007 - 6/25/2007	150,000,000
17,700,000		HD Greenville LLC, (Series 2004), (Regions Bank, Alabama LOC), 5.320%, 5/3/2007	17,700,000
2,130,000		HFS Holdings LLC, (Regions Bank, Alabama LOC), 5.360%, 5/3/2007	2,130,000
17,245,000		HP Huntsville LLC, (Series 2003), (RBC Centura Bank LOC), 5.370%, 5/3/2007	17,245,000
585,000		Ilsco Corp., (U.S. Bank, N.A. LOC), 5.350%, 5/3/2007	585,000
3,595,000		Indian Hills Country Club, (Series 2000), (Regions Bank, Alabama LOC), 5.370%, 5/3/2007	3,595,000
5,625,000		Jack W. Kidd, (Series 2003), (First Commercial Bank, Birmingham, AL LOC), 5.450%, 5/3/2007	5,625,000
40,500,000		J.P. Morgan Chase & Co., 5.290%, 5/2/2007	40,500,000
6,716,290		Katie Realty LLC, (Series 2000), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 5.370%, 5/4/2007	6,716,290
1,435,000		Kent Capital LLC, (Series 1999), (Huntington National Bank, Columbus, OH LOC), 5.455%, 5/3/2007	1,435,000
3,145,000		K & K Management Co., (Series 2000), (Huntington National Bank, Columbus, OH LOC), 5.455%, 5/3/2007	3,145,000
7,200,000		Maryland IDFA, Avalon Pharmaceutical, Inc., (Series 2003), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 5.420%, 5/4/2007	7,200,000
1,995,000		Maryland IDFA, Gen-Vec, Inc. Facility (Series 1999), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 5.420%, 5/4/2007	1,995,000
16,000,000		Maryland State Economic Development Corp., (Series 2001A), Human Genome Sciences, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 5.420%, 5/1/2007	16,000,000
19,835,000		Maryland State Economic Development Corp., Human Genome (Series 1997), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 5.420%, 5/1/2007	19,835,000
2,980,000		McClatchy-Avondale Corp., (Series1999), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 5.420%, 5/2/2007	2,980,000
10,305,000		McCullough Oil Bond Issue LLC, (Series 2003), (Regions Bank, Alabama LOC), 5.350%, 5/3/2007	10,305,000
10,150,000		Mike Bowden, (Columbus Bank and Trust Co., GA LOC), 5.330%, 5/3/2007	10,150,000
3,940,000		Miller, James & Deborah, (Series 1997), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 5.420%, 5/1/2007	3,940,000
184,000,000	[1]	MONET Trust, (Series 2000-1 Class A-2A), (Dresdner Bank AG, Frankfurt SWP), 5.420%, 6/28/2007	184,000,000
135,000,000	[1]	MONET Trust, (Series 2000-1 Class A-2B), (Dresdner Bank AG, Frankfurt SWP), 5.420%, 6/28/2007	135,000,000
9,490,000		Mountain Christian Church, (Series 2003), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 5.420%, 5/4/2007	9,490,000
85,000,000	[1,2]	National Australia Bank Ltd., Melbourne, 5.310%, 5/7/2007	85,000,000
4,700,000		Neron Real Estate LLC, (Regions Bank, Alabama LOC), 5.380%, 5/3/2007	4,700,000
3,214,000		Oceana County Freezer Storage, Inc., (Series 1998), (Huntington National Bank, Columbus, OH LOC), 5.390%, 5/3/2007	3,214,000
900,000		Oceana County Freezer Storage, Inc., (Series 1999), (Huntington National Bank, Columbus, OH LOC), 5.390%, 5/3/2007	900,000
2,401,500		Orange Beach Marina, Inc., (Regions Bank, Alabama LOC), 5.400%, 5/3/2007	2,401,500
3,200,000		Palmetto Net, Inc., (National Bank of South Carolina LOC), 5.405%, 5/3/2007	3,200,000
4,950,000		Pelham Retail Group LLC, (First Commercial Bank, Birmingham, AL LOC), 5.480%, 5/3/2007	4,950,000
7,495,000		Prospects Aggregates, Inc., (Series 2004), (Fulton Bank LOC), 5.470%, 5/3/2007	7,495,000
8,750,000		River Road Marietta LP, (Series 2006), (Fulton Bank LOC), 5.470%, 5/3/2007	8,750,000
2,980,000		Riverchase Office Road LLC, (First Commercial Bank, Birmingham, AL LOC), 5.480%, 5/3/2007	2,980,000
1,015,000		R.M.D.H. Properties LLC, (Huntington National Bank, Columbus, OH LOC), 5.455%, 5/3/2007	1,015,000
1,920,000		Roby Co. Ltd. Partnership, (Huntington National Bank, Columbus, OH LOC), 5.455%, 5/3/2007	1,920,000
145,000,000	[1,2]	Royal Bank of Canada, Montreal, 5.310%, 5/1/2007	145,000,000
55,000,000		Royal Bank of Canada, Montreal, 5.370%, 5/10/2007	55,000,000
17,245,000		Schuster Enterprises, Inc., (Columbus Bank and Trust Co., GA LOC), 5.455%, 5/3/2007	17,245,000
12,000,000		Sea Island Co., (Columbus Bank and Trust Co., GA LOC), 5.455%, 5/3/2007	12,000,000
7,155,000		Smith Land Improvement Corp., (Series 1999), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 5.420%, 5/1/2007	7,155,000
30,000,000	[1,2]	Societe Generale, Paris, 5.310%, 5/2/2007	30,000,000
4,435,000		Southeastern Partners Realty I, II, III, (Series 2003), (Bank of North Georgia LOC), 5.455%, 5/3/2007	4,435,000
6,455,000		Spencer Cos., Inc., (Series 2001), (First Commercial Bank, Birmingham, AL LOC), 5.420%, 5/3/2007	6,455,000
3,200,000		Stone Creek LLC, (Columbus Bank and Trust Co., GA LOC), 5.330%, 5/3/2007	3,200,000
50,000,000	[1,2]	Svenska Handelsbanken, Stockholm, 5.290%, 5/14/2007	50,000,000
4,675,000		Tanya K. Nitterhouse, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 5.420%, 5/4/2007	4,675,000
9,705,000		Team Rahal, Inc., (Series 2002), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 5.370%, 5/4/2007	9,705,000
8,920,000		Test Associates, (Series 2002), (Fulton Bank LOC), 5.470%, 5/3/2007	8,920,000
2,935,000		TNT Co., (Series 1998), (Huntington National Bank, Columbus, OH LOC), 5.390%, 5/3/2007	2,935,000
10,000,000	[1,2]	Union Hamilton Special Purpose Funding LLC, (Series 2005-2 Tranche #1), (GTD by Wachovia Corp.), 5.350%, 6/21/2007	10,000,000
12,360,000		Village of Bartlett, IL, Bartlett Quarry Redevelopment Project, (Series 2000), (LaSalle Bank, N.A. LOC), 5.390%, 5/2/2007	12,360,000
1,730,000		Vulcan, Inc., (Series 2002), (Regions Bank, Alabama LOC), 5.370%, 5/3/2007	1,730,000
10,695,000		WCN Properties, Inc., (Series 2), (Fulton Bank LOC), 5.470%, 5/3/2007	10,695,000
87,000,000		Wells Fargo & Co., 5.380%, 5/2/2007	87,000,000
6,570,000		West Shore Country Club, (Series 2000), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 5.420%, 5/4/2007	6,570,000
136,500,000	[1,2]	Westpac Banking Corp. Ltd., Sydney, 5.310%, 5/16/2007	136,500,000
100,000,000		Westpac Banking Corp. Ltd., Sydney, 5.400%, 6/11/2007	100,000,000
13,805,000		William Hill Manor, Inc., (Series 1998), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 5.420%, 5/1/2007	13,805,000
6,405,000		Wilsbach Distributors, Inc., (Series 1999), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 5.420%, 5/2/2007	6,405,000
4,350,000		WMMT Properties LP, (Series 2003), (FirstMerit Bank, N.A. LOC), 5.400%, 5/3/2007	4,350,000
8,010,000		Yonkers, NY IDA, JME Associates, LLC, (Series 2006), (Commerce Bank N.A., Cherry Hill, NJ LOC), 5.420%, 5/3/2007	8,010,000
8,375,000		York County, PA IDA, (Series 2003-B), 5.400%, 5/3/2007	8,375,000
15,300,000		Yorktown Building Holding Co. LLC, (Columbus Bank and Trust Co., GA LOC), 5.400%, 5/3/2007	15,300,000
		TOTAL	2,439,697,478
		Brokerage--5.2%
28,000,000	[1,2]	Goldman Sachs Group, Inc., 5.370%, 5/15/2007	28,000,514
181,500,000		Merrill Lynch & Co., Inc., 5.300% - 5.400%, 5/4/2007 - 5/29/2007	181,500,000
85,500,000	[1,2]	Merrill Lynch & Co., Inc., 5.570%, 5/11/2007	85,500,000
310,000,000		Morgan Stanley, 5.360% - 5.420%, 5/1/2007 - 5/29/2007	310,000,000
90,000,000	[1]	PYXIS Master Trust, Class 2007-6, (GTD by Merrill Lynch & Co., Inc.), 5.366%, 6/6/2007	90,000,000
		TOTAL	695,000,514
		Finance - Commercial--0.7%
97,500,000	[1,2]	General Electric Capital Corp., 5.445%, 5/9/2007 - 5/17/2007	97,500,000
		Finance - Retail--2.2%
43,000,000		AFS Insurance Premium Receivables Trust, (Series 1994-A), 5.876%, 5/15/2007	43,000,000
100,000,000	[1,2]	Compass Securitization LLC, 5.275%, 5/7/2007 - 5/14/2007	99,992,793
80,000,000	[1,2]	SLM Corp., 5.320%, 5/14/2007	80,000,000
69,000,000		SLM Corp., 5.320%, 5/14/2007	69,000,000
		TOTAL	291,992,793
		Finance - Securities--1.4%
132,500,000	[1,2]	K2 (USA) LLC, (GTD by K2 Corp.), 5.315%, - 5.325%, 5/1/2007 - 7/19/2007	132,491,171
57,000,000	[1,2]	Sigma Finance, Inc., (GTD by Sigma Finance Corp.), 5.320%, 5/1/2007	56,995,944
		TOTAL	189,487,115
		Government Agency--0.0%
4,255,000		Southwest Atlanta E.O.C., Inc., (Series 2006), (Federal Home Loan Bank of Atlanta LOC), 5.340%, 5/3/2007	4,255,000
		Insurance--1.9%
45,000,000		Genworth Life Insurance Co., 5.450%, 5/9/2007	45,000,000
15,000,000		Hartford Life Insurance Co., 5.530%, 5/1/2007	15,000,000
65,000,000		MetLife Insurance Co. of Connecticut, 5.428% - 5.440%, 6/2/2007 - 6/28/2007	65,000,000
25,000,000		Metropolitan Life Insurance Co., 5.449%, 7/2/2007	25,000,000
60,000,000		New York Life Insurance Co., 5.440%, 6/1/2007	60,000,000
45,000,000	[1,2]	Pacific Life Global Funding, 5.337% - 5.370%, 5/4/2007 - 7/9/2007	45,000,218
		TOTAL	255,000,218
		TOTAL NOTES - VARIABLE	3,972,933,118
		TIME DEPOSIT--0.7%
		Banking--0.7%
95,000,000		WestLB AG, 5.313%, 5/1/2007	95,000,000
		REPURCHASE AGREEMENTS--1.6%
159,530,000		Interest in $4,600,000,000 joint repurchase agreement 5.24%, dated 4/30/2007 under which Barclays Capital, Inc. will repurchase U.S. Government Agency securities with various maturities to 3/20/2017 for $4,600,669,556 on 5/1/2007. The market value of the underlying securities at the end of the period was $4,692,683,598.	159,530,000
10,000,000		Interest in $193,000,000 joint repurchase agreement 4.97%, dated 4/30/2007 under which J.P. Morgan Securities Inc. will repurchase U.S. Government Agency securities with various maturities to 10/29/2007 for $193,026,645 on 5/1/2007. The market value of the underlying securities at the end of the period was $196,863,435.	10,000,000
50,000,000		Repurchase agreement 5.24%, dated 4/30/2007 under which J.P. Morgan Securities Inc. will repurchase a U.S. Government Agency security maturing on 5/25/2037 for $50,007,278 on 5/1/2007. The market value of the underlying security at the end of the period was $51,501,808.	50,000,000
		TOTAL REPURCHASE AGREEMENTS	219,530,000
		TOTAL INVESTMENTS --- 99.8% (AT AMORTIZED COST)[6]	13,508,380,727
		OTHER ASSETS AND LIABILITIES --- NET --- 0.2%	25,065,745
		TOTAL NET ASSETS --- 100%	$13,533,446,472

1
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2007, these restricted securities amounted to $4,604,468,089, which represented 34.0% of total net assets.

2
Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At April 30, 2007, these liquid restricted securities amounted to $4,162,410,121, which represented 30.8% of total net assets.

3	Discount rate at time of purchase, or the coupon for interest-bearing issues.
4	Reflects potential extension period.
5	Floating rate note with current rate and next reset date shown.
6	Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2007.

           Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees,  held at April 30, 2007, is as follows:

Security	Acquisition Date	Acquisition Cost
CAL Securitization Trust 2006-1, Class A1, 5.400%, 12/17/2007	12/14/2006	$33,057,968
MONET Trust, (Series 2000-1 Class A-2A), (Dresdner Bank AG, Frankfurt SWP), 5.420%, 6/28/2007	3/28/2006	$184,000,000
MONET Trust, (Series 2000-1 Class A-2B), (Dresdner Bank AG, Frankfurt SWP), 5.420%, 6/28/2007	3/28/2006	$135,000,000
PYXIS Master Trust, Class 2007-6, (GTD by Merrill Lynch & Co., Inc.), 5.366%, 6/6/2007	3/6/2007	$90,000,000

The following acronyms are used throughout this portfolio:

GTD	--Guaranteed
IDA	--Industrial Development Authority
IDFA	--Industrial Development Finance Authority
LOC	--Letter of Credit
SWP	--Swap Agreement

Tax-Free Obligations Fund

Portfolio of Investments

April 30, 2007 (unaudited)

Principal Amount	Value

		SHORT-TERM MUNICIPALS—103.8%[1,2]
		Alabama--4.3%
$9,860,000	[3,4]	ABN AMRO MuniTOPS Certificates Trust (Alabama Non-AMT)/(Series 2005-5), Weekly VRDNs (Baldwin County, AL Board of Education)/(AMBAC INS)/(ABN AMRO Bank NV, Amsterdam LIQ), 3.990%, 5/3/2007	$9,860,000
1,250,000		Alabama HFA MFH, (2000 Series A:Turtle Lake), Weekly VRDNs (Double Lake Ventures LLC)/(FNMA LOC), 3.980%, 5/3/2007	1,250,000
7,000,000	[3,4]	Alabama State Public School & College Authority, (PA-918R), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.990%, 5/3/2007	7,000,000
500,000	[3,4]	Alabama State Public School & College Authority, PUTTERs (Series 124), Weekly VRDNs (FGIC INS)/(J.P. Morgan Chase & Co. LIQ), 3.980%, 5/3/2007	500,000
500,000		Birmingham, AL, Airport Authority, (Series 2003A), Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 3.930%, 5/3/2007	500,000
3,000,000		Birmingham, AL, Medical Clinic Board, (Series 2004), Weekly VRDNs (St. Martin's In The Pines)/(Regions Bank, Alabama LOC), 3.970%, 5/3/2007	3,000,000
30,800,000		Birmingham, AL, Medical Clinic Board, (Series 2007-A), Weekly VRDNs (University of Alabama Health Services Foundation, P.C.)/(Bank of America N.A. LOC), 3.950%, 5/4/2007	30,800,000
12,985,000		Chelsea Park, AL, Cooperative District, (Series 2005), Weekly VRDNs (Compass Bank, Birmingham LOC), 4.020%, 5/3/2007	12,985,000
4,929,000		Daphne, AL, Special Care Facilities Financing Authority, (Series 1998-A), Weekly VRDNs (Presbyterian Retirement Corp.)/(AMBAC INS)/(Regions Bank, Alabama LIQ), 3.970%, 5/3/2007	4,929,000
5,512,000		Geneva County, AL, Health Care Authority, Inc., (Series 2001), Weekly VRDNs (Wachovia Bank N.A. LOC), 4.000%, 5/4/2007	5,512,000
2,100,000		Huntsville, AL, Public Park & Recreation Board, (Series 2002), Weekly VRDNs (YMCA of Metropolitan Huntsville)/(Wachovia Bank N.A. LOC), 4.000%, 5/4/2007	2,100,000
25,000,000		Jefferson County, AL, Sewer System, (Series 2003 B-3 Warrants), Weekly VRDNs (XL Capital Assurance Inc. INS)/(Bank of New York LIQ), 3.950%, 5/3/2007	25,000,000
51,350,000		Jefferson County, AL, Sewer System, (Series 2003B-7 Warrants), Weekly VRDNs (XL Capital Assurance Inc. INS)/(Lloyds TSB Bank PLC, London LIQ), 3.950%, 5/3/2007	51,350,000
9,175,000	[3,4]	Jefferson County, AL, Sewer System, Floater Certificates (Series 2000-352), Weekly VRDNs (FGIC INS)/(Morgan Stanley LIQ), 3.970%, 5/3/2007	9,175,000
51,100,000		Jefferson County, AL, Sewer System, Warrants (Series 2002 C-2), Weekly VRDNs (XL Capital Assurance Inc. INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.960%, 5/3/2007	51,100,000
58,615,000		Jefferson County, AL, Sewer System, Warrants (Series 2002 C-3), Weekly VRDNs (XL Capital Assurance Inc. INS)/(Bank of America N.A. LIQ), 3.960%, 5/3/2007	58,615,000
32,600,000		Jefferson County, AL, Sewer System, Warrants (Series 2002C-6), Weekly VRDNs (XL Capital Assurance Inc. INS)/(Societe Generale, Paris LIQ), 3.950%, 5/3/2007	32,600,000
360,000		Magnolia Ridge Improvement District, AL, (Series 2002), Weekly VRDNs (Wachovia Bank N.A. LOC), 4.050%, 5/4/2007	360,000
5,355,000		Marshall County, AL, Special Obligation School Refunding Warrant (Series 1994), Weekly VRDNs (Marshall County, AL Board of Education)/(Regions Bank, Alabama LOC), 3.940%, 5/3/2007	5,355,000
11,150,000		Mobile, AL, IDB, PCR (Series 1993B), Weekly VRDNs (Alabama Power Co.), 3.790%, 5/3/2007	11,150,000
2,500,000	[3,4]	Mobile, AL, Class A Certificates (Series 2002-197), Weekly VRDNs (AMBAC INS)/(Bear Stearns Cos., Inc. LIQ), 3.970%, 5/3/2007	2,500,000
17,080,000		Southeast Alabama Gas District, (Series 2003B), Weekly VRDNs (XL Capital Assurance Inc. INS)/(Wachovia Bank N.A. LIQ), 4.010%, 5/3/2007	17,080,000
5,100,000		Tuscaloosa County, AL, Automotive Corridor IDA, (Series 2002), Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), 3.980%, 5/3/2007	5,100,000
25,000,000		Tuscaloosa County, AL, Port Authority, (Series 2006: Midtown Village), Weekly VRDNs (Carlyle-Cypress Tuscaloosa I LLC)/(Compass Bank, Birmingham LOC), 4.000%, 5/3/2007	25,000,000
5,000,000	[3,4]	University of Alabama Board of Trustees, Hospital Revenue (PA-1412), Weekly VRDNs (University of Alabama at Birmingham)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.980%, 5/3/2007	5,000,000
9,915,000	[3,4]	University of Alabama Board of Trustees, Hospital Revenue (PA-1413), Weekly VRDNs (University of Alabama at Birmingham)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.980%, 5/3/2007	9,915,000
		TOTAL	387,736,000
		Alaska--1.1%
4,630,000	[3,4]	Alaska International Airports System, (PT-1397), Weekly VRDNs (AMBAC INS)/(Merrill Lynch & Co., Inc. LIQ), 3.980%, 5/3/2007	4,630,000
25,800,000	[3,4]	Alaska State Housing Finance Corp., MERLOTS (Series 1999D), Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), 3.990%, 5/2/2007	25,800,000
13,800,000		North Slope Borough, AK, (Series B), Bonds (MBIA Insurance Corp. INS), 0.00%, 6/30/2007	13,718,580
6,000,000	[3,4]	Northern Tobacco Securitization Corp, AK, (MT-279), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.980%, 5/3/2007	6,000,000
7,175,000		Valdez, AK, Marine Terminal, (Series 2001), Daily VRDNs (BP Pipelines (Alaska) Inc.)/(BP PLC GTD), 4.100%, 5/1/2007	7,175,000
30,235,000		Valdez, AK, Marine Terminal, (Series 2003A), Daily VRDNs (BP Pipelines (Alaska) Inc.)/(BP PLC GTD), 4.100%, 5/1/2007	30,235,000
3,200,000		Valdez, AK, Marine Terminal, (Series 2003B), Daily VRDNs (BP Pipelines (Alaska) Inc.)/(BP PLC GTD), 4.100%, 5/1/2007	3,200,000
7,845,000		Valdez, AK, Marine Terminal, (Series 2003C), Daily VRDNs (BP Pipelines (Alaska) Inc.)/(BP PLC GTD), 4.100%, 5/1/2007	7,845,000
		TOTAL	98,603,580
		Arizona--2.3%
2,900,000		Apache County, AZ IDA, (Series 1983B), Weekly VRDNs (Tucson Electric Power Co.)/(Bank of New York LOC), 3.930%, 5/2/2007	2,900,000
1,400,000		Arizona Health Facilities Authority, Weekly VRDNs (University Physicians, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 4.110%, 5/3/2007	1,400,000
29,245,000	[3,4]	Arizona Health Facilities Authority, (MT-383), Weekly VRDNs (Phoenix Children's Hospital)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 4.000%, 5/3/2007	29,245,000
5,925,000		Arizona Health Facilities Authority, (Series 2002), Weekly VRDNs (Royal Oaks Life Care Community)/(LaSalle Bank, N.A. LOC), 3.950%, 5/3/2007	5,925,000
2,000,000		Arizona Health Facilities Authority, (Series 2004), Weekly VRDNs (Southwest Behavioral Health Services, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 3.950%, 5/2/2007	2,000,000
995,000		Arizona Health Facilities Authority, (Series 2005A), Weekly VRDNs (Banner Health)/(MBIA Insurance Corp. INS)/(Citibank NA, New York LIQ), 3.970%, 5/2/2007	995,000
3,500,000		Arizona Health Facilities Authority, (Series 2006), Weekly VRDNs (La Loma Village)/(Citibank NA, New York LOC), 3.970%, 5/3/2007	3,500,000
19,995,000	[3,4]	Arizona Health Facilities Authority, MT-410, Weekly VRDNs (Phoenix Children's Hospital)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 4.000%, 5/3/2007	19,995,000
29,995,000	[3,4]	Arizona Health Facilities Authority, MT-411, Weekly VRDNs (Phoenix Children's Hospital)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 4.000%, 5/3/2007	29,995,000
5,500,000	[3,4]	Chandler, AZ, Floater Certificates (Series 2006-1648), Weekly VRDNs (Morgan Stanley LIQ), 3.970%, 5/3/2007	5,500,000
4,780,000		Glendale, AZ, IDA, Weekly VRDNs (Friendship Retirement Corp.)/(Wells Fargo Bank, N.A. LOC), 3.920%, 5/3/2007	4,780,000
5,500,000		Maricopa County, AZ, Unified School District No. 11, 3.75% Bonds (MBIA Insurance Corp. INS), 7/1/2007	5,500,550
3,690,000		Maricopa County, AZ, IDA, (Series 2000A), Weekly VRDNs (Gran Victoria Housing LLC)/ (FNMA LOC), 3.950%, 5/3/2007	3,690,000
35,000,000	[3,4]	Maricopa County, AZ, IDA, PUTTERs (Series 420) Weekly VRDNs (Catholic Health Care West)/(J.P. Morgan Chase & Co. LIQ)/(JPMorgan Chase Bank, N.A. LOC), 3.980%, 5/4/2007	35,000,000
4,675,000	[3,4]	Phoenix, AZ, Civic Improvement Corp., MACON (Series 2005L), Weekly VRDNs (FGIC INS)/ (Bank of America N.A. LIQ), 3.970%, 5/3/2007	4,675,000
10,430,000		Phoenix, AZ, Civic Improvement Corp., Senior Lien Wastewater System (Series 2004A), Weekly VRDNs (MBIA Insurance Corp. INS)/(Dexia Credit Local LIQ), 3.930%, 5/2/2007	10,430,000
5,750,000		Phoenix, AZ, IDA, (Series 2000), Weekly VRDNs (Copper Palms Apartments)/(FHLMC LOC), 3.980%, 5/2/2007	5,750,000
1,500,000		Phoenix, AZ, IDA, (Series 2002), Weekly VRDNs (Jewell McFarland Lewis Fresh Start Women's Resource Center)/(Bank of America N.A. LOC), 3.950%, 5/3/2007	1,500,000
5,550,000		Pima County, AZ, IDA, Weekly VRDNs (Tucson Electric Power Co.)/(Bank of New York LOC), 3.930%, 5/2/2007	5,550,000
13,000,000	[3,4]	Pinal County, AZ, Electrical District No. 3, MACON Trust (Series 2006 U-1), Weekly VRDNs (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 3.970%, 5/3/2007	13,000,000
4,485,000	[3,4]	Salt River Project, AZ, Agricultural Improvement & Power District, ROCs (Series 9019), Weekly VRDNs (Citigroup, Inc. LIQ), 3.980%, 5/3/2007	4,485,000
3,700,000		Tucson, AZ, IDA, (Series 1989), Weekly VRDNs (Lincoln Garden Tucson LP)/(FHLMC LOC), 3.930%, 5/1/2007	3,700,000
3,710,000		Tucson, AZ, IDA, MFH Revenue Bonds (Series 2002A), Weekly VRDNs (Quality Apartment Living LLC)/(FNMA LOC), 3.960%, 5/3/2007	3,710,000
1,200,000		Yavapai, AZ, IDA, (Series 1997B), Weekly VRDNs (Yavapai Regional Medical Center)/(FSA INS)/(Dexia Credit Local LIQ), 3.930%, 5/3/2007	1,200,000
		TOTAL	204,425,550
		Arkansas--0.2%
20,920,000		Fayetteville, AR, Public Facilities Board, (Series 2002), Weekly VRDNs (Butterfield Trail Village)/(U.S. Bank, N.A. LOC), 3.950%, 5/3/2007	20,920,000
		California--0.5%
21,995,000	[3,4]	Golden State Tobacco Securitization Corp., CA, (MT-400), 3.70% TOBs (Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), Optional Tender 10/4/2007	21,995,000
25,000,000	[3,4]	JPMorgan Chase & Co I-PUTTERS Trust (Series 1711P), Weekly VRDNs (Los Angeles, CA Unified School District)/(AMBAC, FSA, MBIA Insurance Corp. INS) and JPMorgan Chase Bank, N.A. LIQs), 4.020%, 5/3/2007	25,000,000
		TOTAL	46,995,000
		Colorado--1.7%
9,470,000		Colorado Educational & Cultural Facilities Authority, (Series 2004A), Weekly VRDNs (Fuller Theological Seminary)/(Key Bank, N.A. LOC), 4.050%, 5/3/2007	9,470,000
2,805,000		Colorado Health Facilities Authority, (Series 1998C-1), Weekly VRDNs (Developmental Disabilities Center)/(JPMorgan Chase Bank, N.A. LOC), 4.150%, 5/3/2007	2,805,000
350,000		Denver (City & County), CO, 4.25% TOBs (Blake Street Compendium)/(Key Bank, N.A. LOC), Optional Tender 12/15/2007	350,000
100,000,000	[3,4]	Denver Urban Renewal Authority, Stapleton Tax Increment Revenue (Series 2004 FR/RI-F7J) , Weekly VRDNs (Lehman Brothers Holdings, Inc. SWP), 4.050%, 5/2/2007	100,000,000
7,205,000	[3,4]	Denver, CO, City & County Airport Authority, (PT-1324), Weekly VRDNs (XL Capital Assurance Inc. INS)/(Merrill Lynch & Co., Inc. LIQ), 3.980%, 5/3/2007	7,205,000
14,660,000	[3,4]	Denver, CO, City & County Airport Authority, MERLOTS (Series 1997E), Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), 3.990%, 5/2/2007	14,660,000
9,000,000	[3,4]	Denver, CO, Convention Center Hotel Authority, RBC Floater Certificates (Series-I-6), Weekly VRDNs (XL Capital Assurance Inc. INS)/(Royal Bank of Canada, Montreal LIQ), 3.970%, 5/3/2007	9,000,000
2,535,000	[3,4]	E-470 Public Highway Authority, CO, GS Trust (Series 2006-79Z), Weekly VRDNs (MBIA Insurance Corp. INS)/(Goldman Sachs Group, Inc. LIQ), 3.980%, 5/3/2007	2,535,000
2,800,000		Holland Creek Metropolitan District, CO, (Series 2001), Weekly VRDNs (Bank of America N.A. LOC), 3.800%, 5/3/2007	2,800,000
7,495,000	[3,4]	Park Creek Metropolitan District, CO, (PT-1871), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 4.010%, 5/3/2007	7,495,000
		TOTAL	156,320,000
		Connecticut--0.1%
7,000,000	[3,4]	Connecticut State HFA, Variable Rate Certificates (Series 1998S), Weekly VRDNs (Bank of America N.A. LIQ), 3.960%, 5/3/2007	7,000,000
755,000	[3,4]	Connecticut State, (Series 2001 - JPMC4), Daily VRDNs (J.P. Morgan Chase & Co. LIQ), 4.020%, 5/1/2007	755,000
		TOTAL	7,755,000
		Delaware--0.1%
13,250,000		Sussex County, DE, First Mortgage Revenue Bonds (Series 2006C), Weekly VRDNs (Cadbury at Lewes)/(Citizens Bank of Pennsylvania LOC), 4.010%, 5/3/2007	13,250,000
		District of Columbia--0.6%
2,430,000		District of Columbia, (Series 1999), Weekly VRDNs (Association of American Medical Colleges)/(AMBAC INS)/(Bank of America N.A. LIQ), 4.040%, 5/3/2007	2,430,000
5,280,000		District of Columbia, (Series 1999), Weekly VRDNs (Young Men's Christian Association of Metropolitan Washington)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.970%, 5/4/2007	5,280,000
4,500,000		District of Columbia, (Series 2000), Weekly VRDNs (Public Welfare Foundation, Inc.)/ (SunTrust Bank LOC), 3.960%, 5/2/2007	4,500,000
1,700,000		District of Columbia, (Series 2006), Weekly VRDNs (Washington Center for Internships & Academic Seminars)/(Branch Banking & Trust Co. LOC), 3.950%, 5/3/2007	1,700,000
6,680,000	[3,4]	District of Columbia, Ball Park Revenue PUTTERs (Series 1325), Weekly VRDNs (FGIC INS) / (JPMorgan Chase Bank, N.A. LIQ), 3.980%, 5/3/2007	6,680,000
18,925,000	[3,4]	District of Columbia, Ballpark Revenue PUTTERs (Series 1468), Weekly VRDNs (FGIC INS)/ (JPMorgan Chase Bank, N.A. LIQ), 3.980%, 5/3/2007	18,925,000
8,400,000	[3,4]	District of Columbia, Ballpark Revenue RBC Floater Certificates (Series I-5), Weekly VRDNs (FGIC INS)/(Royal Bank of Canada, Montreal LIQ), 3.970%, 5/3/2007	8,400,000
3,575,000		District of Columbia, Revenue Bonds (Series 1997B), Weekly VRDNs (Association of American Medical Colleges)/(AMBAC INS)/(JPMorgan Chase Bank, N.A. LIQ), 4.040%, 5/3/2007	3,575,000
		TOTAL	51,490,000
		Florida--4.1%
5,100,000		Alachua County, FL, Health Facilities Authority, (Series 2003A), Daily VRDNs (Shands Teaching Hospital and Clinics, Inc.)/(SunTrust Bank LOC), 4.050%, 5/1/2007	5,100,000
4,395,000		Brevard County, FL, Health Facilities Authority, (Series 2003), Daily VRDNs (Health First, Inc.)/(SunTrust Bank LOC), 4.050%, 5/1/2007	4,395,000
5,600,000		Broward County, FL, HFA, (Series 1997), Weekly VRDNs (Jacaranda Village Apartments)/ (HSBC Bank USA LOC), 3.930%, 5/2/2007	5,600,000
10,000,000	[3,4]	Citizens Property Insurance Corp. FL, (2007 SGB 67), Weekly VRDNs (MBIA Insurance Corp. INS)/(Societe Generale, Paris LIQ), 3.970%, 5/3/2007	10,000,000
33,250,000	[3,4]	Citizens Property Insurance Corp. FL, Floater Certificates (Series 2006-1622), Weekly VRDNs (MBIA Insurance Corp. INS)/(Morgan Stanley LIQ), 3.780%, 5/3/2007	33,250,000
15,245,000		Dade County, FL, IDA, (Series 1993), Daily VRDNs (Florida Power & Light Co.), 4.110%, 5/1/2007	15,245,000
5,265,000		Davie, FL, (Series 2003), Weekly VRDNs (United Jewish Community of Broward County, Inc.)/(Bank of America N.A. LOC), 3.950%, 5/3/2007	5,265,000
5,235,000	[3,4]	Escambia County, FL, Utilities Authority, (PT-2003), Weekly VRDNs (FGIC INS)/(Merrill Lynch & Co., Inc. LIQ), 3.990%, 5/3/2007	5,235,000
4,345,000		Eustis Health Facilities Authority, FL, (Series 1985), Weekly VRDNs (Waterman Medical Center)/(SunTrust Bank LOC), 3.950%, 5/3/2007	4,345,000
6,530,000		Eustis Health Facilities Authority, FL, (Series 1992), Weekly VRDNs (Florida Hospital/ Waterman, Inc.)/(SunTrust Bank LOC), 3.970%, 5/3/2007	6,530,000
10,700,000		Florida HFA, (1985 Series SS), Weekly VRDNs (Woodlands Apartments)/(Northern Trust Co., Chicago, IL LOC), 3.990%, 5/2/2007	10,700,000
8,200,000		Florida HFA, (1985 Series YY), Weekly VRDNs (Monterey Meadows Apartments, FL)/(FNMA LOC), 3.950%, 5/3/2007	8,200,000
8,065,000		Florida Higher Educational Facilities Financing Authority, (Series 2002), Weekly VRDNs (St. Leo University, FL)/(Regions Bank, Alabama LOC), 3.970%, 5/3/2007	8,065,000
1,600,000		Florida Higher Educational Facilities Financing Authority, (Series 2005), Weekly VRDNs (Flagler College, Inc.)/(SunTrust Bank LOC), 3.960%, 5/2/2007	1,600,000
8,135,000		Florida Higher Educational Facilities Financing Authority, Revenue Bonds (Series 2003), Daily VRDNs (St. Thomas University)/(SunTrust Bank LOC), 4.050%, 5/1/2007	8,135,000
11,735,000	[3,4]	Florida State Board of Education Lottery, ROCs (Series 542), Weekly VRDNs (AMBAC INS)/ (Citibank NA, New York LIQ), 3.980%, 5/3/2007	11,735,000
7,000,000	[3,4]	Florida State Department of Environmental Protection, Floater Certificates (Series 2001-722), Weekly VRDNs (FGIC INS)/(Morgan Stanley LIQ), 3.970%, 5/3/2007	7,000,000
35,395,000	[3,4]	Florida State, MERLOTS (Series 2005-A22), 3.65% TOBs (Wachovia Bank N.A. LIQ), Optional Tender 5/16/2007	35,395,000
295,000		Gulf Breeze, FL, (Series 1985E), Weekly VRDNs (FGIC INS)/(Dexia Credit Local LIQ), 3.940%, 5/3/2007	295,000
3,000,000		Highlands County, FL, Health Facilities Authority, (Series 1996A), Weekly VRDNs (Adventist Health System)/(MBIA Insurance Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.950%, 5/3/2007	3,000,000
6,050,000		Highlands County, FL, Health Facilities Authority, (Series 2003B), Weekly VRDNs (Adventist Health System/ Sunbelt Obligated Group)/(SunTrust Bank LOC), 3.950%, 5/3/2007	6,050,000
14,515,000		Highlands County, FL, Health Facilities Authority, (Series 2006A-1), Weekly VRDNs (Adventist Health System/ Sunbelt Obligated Group)/(FSA INS)/(Dexia Credit Local LIQ), 3.960%, 5/3/2007	14,515,000
2,000,000		Highlands County, FL, Health Facilities Authority, Adventist Health System/Sunbelt A/R Program (Series 2004 AR-2), Weekly VRDNs (FGIC INS)/(Bank of Nova Scotia, Toronto LIQ), 3.950%, 5/3/2007	2,000,000
4,725,000	[3,4]	Highlands County, FL, Health Facilities Authority, ROCs (Series 577CE), Weekly VRDNs (Adventist Health System/ Sunbelt Obligated Group)/(Citibank NA, New York LIQ)/(Citibank NA, New York LOC), 3.980%, 5/3/2007	4,725,000
27,800,000		JEA, FL Electric System, Subordinate Revenue Bonds (2001 Series B), Daily VRDNs (Bank of America N.A. LIQ), 4.020%, 5/1/2007	27,800,000
4,785,000		Jacksonville, FL, EDC, (Series 2003), Weekly VRDNs (YMCA of Florida's First Coast)/(Bank of America N.A. LOC), 3.950%, 5/3/2007	4,785,000
11,125,000		Jacksonville, FL, EDC, (Series 2003A), Weekly VRDNs (Florida Proton Therapy Institute)/(Fortis Bank SA/NV and JPMorgan Chase Bank, N.A. LOCs), 3.910%, 5/3/2007	11,125,000
16,500,000		Jacksonville, FL, EDC, (Series 2005), Daily VRDNs (Methodist Health System, Inc.)/ (SunTrust Bank LOC), 4.050%, 5/1/2007	16,500,000
5,000,000		Jacksonville, FL, EDC, (Series 2006), Weekly VRDNs (Florida Proton Therapy Institute)/ (Fortis Bank SA/NV and JPMorgan Chase Bank, N.A. LOCs), 3.950%, 5/3/2007	5,000,000
4,335,000		Jacksonville, FL, HFDC, Weekly VRDNs (River Garden Project)/(Wachovia Bank N.A. LOC), 3.950%, 5/3/2007	4,335,000
2,145,000		Martin County, FL, IDA, (Series 2001), Weekly VRDNs (Young Men's Christian Association of the Treasure Coast, FL)/(SunTrust Bank LOC), 3.960%, 5/2/2007	2,145,000
9,685,000	[3,4]	Miami-Dade County, FL, Solid Waste System, (PT-2701), Weekly VRDNs (MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), 3.990%, 5/3/2007	9,685,000
5,000,000		Orange County, FL, IDA, (Series 2000), Weekly VRDNs (Central Florida Kidney Centers, Inc.)/(SunTrust Bank LOC), 3.960%, 5/2/2007	5,000,000
5,800,000		Orange County, FL, IDA, (Series 2005), Weekly VRDNs (Christian Prison Ministry, Inc.)/ (Branch Banking & Trust Co. LOC), 3.950%, 5/3/2007	5,800,000
9,260,000		Orange County, FL, Health Facilities Authority, (Series 2006A), Weekly VRDNs (Presbyterian Retirement Communities )/(Radian Asset Assurance INS)/(Bank of America N.A. LIQ), 3.990%, 5/3/2007	9,260,000
5,350,000		Orange County, FL, Health Facilities Authority, (Series 2006B), Weekly VRDNs (Presbyterian Retirement Communities )/(Radian Asset Assurance INS)/(Bank of America N.A. LIQ), 3.990%, 5/3/2007	5,350,000
5,500,000		Palm Beach County, FL, (Series 2001), Weekly VRDNs (Hospice of Palm Beach County, Inc.)/(Northern Trust Co., Chicago, IL LOC), 3.960%, 5/3/2007	5,500,000
4,315,000		Palm Beach County, FL, (Series 2003), Weekly VRDNs (Benjamin Private School, Inc.)/(Bank of America N.A. LOC), 3.950%, 5/3/2007	4,315,000
6,410,000		Palm Beach County, FL, (Series 2005), Weekly VRDNs (Maltz Jupiter Theatre, Inc.)/(Bank of New York LOC), 3.980%, 5/3/2007	6,410,000
4,170,000		Pasco County, FL, Educational Facilities Authority, (Series 1999), Weekly VRDNs (St. Leo University, FL)/(Regions Bank, Alabama LOC), 4.020%, 5/4/2007	4,170,000
3,995,000		Pinellas County, FL, Health Facility Authority, (Series 1987), Weekly VRDNs (St. Mark Village Project)/(Bank of America N.A. LOC), 3.930%, 5/3/2007	3,995,000
6,875,000		St. Lucie County, FL, PCRB, (Series 2000), Daily VRDNs (Florida Power & Light Co.), 4.070%, 5/1/2007	6,875,000
3,800,000		St. Petersburg, FL, HFA, Weekly VRDNs (Florida Blood Services, Inc.)/(Wachovia Bank N.A. LOC), 4.000%, 5/4/2007	3,800,000
2,495,000	[3,4]	Tampa Bay, FL, Water Utility System, (PA-576), Weekly VRDNs (FGIC INS)/(Merrill Lynch & Co., Inc. LIQ), 3.990%, 5/3/2007	2,495,000
5,900,000		Washington County, FL, Sales Tax Revenue Bonds (Series 2003A), Weekly VRDNs (SunTrust Bank LOC), 3.940%, 5/3/2007	5,900,000
		TOTAL	366,625,000
		Georgia--1.4%
10,000,000		Albany-Dougherty County, GA, Hospital Authority, (Series 2002), Daily VRDNs (Phoebe Putney Memorial Hospital)/(AMBAC INS)/(Regions Bank, Alabama LIQ), 4.100%, 5/1/2007	10,000,000
36,000,000		Atlanta, GA Water & Wastewater, (Series 2006), 3.66% CP (Bank of America N.A., Dexia Credit Local, JPMorgan Chase Bank, N.A. and Lloyds TSB Bank PLC, London LOCs), Mandatory Tender 11/2/2007	36,000,000
13,155,000		Burke County, GA, Development Authority, PCR (Series 1992), Daily VRDNs (Georgia Power Co.), 3.990%, 5/1/2007	13,155,000
10,640,000	[3,4]	DeKalb County, GA, Water & Sewer, Solar Eclipse (Series 2006-0074), Weekly VRDNs (FSA INS)/(U.S. Bank, N.A. LIQ), 3.970%, 5/3/2007	10,640,000
15,500,000		Georgia State Municipal Gas Authority, (Series B), Weekly VRDNs (Bayerische Landesbank (GTD), Credit Suisse, Zurich, JPMorgan Chase Bank, N.A. and Wachovia Bank N.A. LOCs), 3.930%, 5/2/2007	15,500,000
17,240,000	[3,4]	Georgia State, PUTTERs (Series 128), Weekly VRDNs (J.P. Morgan Chase & Co. LIQ), 3.980%, 5/3/2007	17,240,000
1,800,000		Heard County, GA, Development Authority, (First Series 1996), Daily VRDNs (Georgia Power Co.), 4.100%, 5/1/2007	1,800,000
11,855,000		Macon-Bibb County, GA, Hospital Authority, (Series 2000), Daily VRDNs (Central Georgia Senior Health, Inc.)/(SunTrust Bank LOC), 4.050%, 5/1/2007	11,855,000
6,000,000		Medical Center Hospital Authority, GA, (Series 2004), Weekly VRDNs (Spring Harbor at Green Island)/(Bank of Scotland, Edinburgh LOC), 3.950%, 5/3/2007	6,000,000
2,955,000	[3,4]	Rockdale County, GA, Water & Sewer, PUTTERs (Series 1342), Weekly VRDNs (FSA INS)/ (JPMorgan Chase Bank, N.A. LIQ), 3.980%, 5/3/2007	2,955,000
		TOTAL	125,145,000
		Hawaii--1.1%
7,995,000	[3,4]	Hawaii State Department of Budget & Finance, GS Trust (Series 2006-4G), Weekly VRDNs (Hawaii Pacific Health)/(Goldman Sachs Group, Inc. GTD)/(Goldman Sachs Group, Inc. LIQ), 3.980%, 5/3/2007	7,995,000
14,960,000	[3,4]	Hawaii State Department of Budget & Finance, PUTTERs (Series 834), Weekly VRDNs (Hawaii Pacific Health)/(J.P. Morgan Chase & Co. LIQ)/(J.P. Morgan Chase & Co. LOC), 3.980%, 5/3/2007	14,960,000
58,325,000	[3,4]	Hawaii State Department of Budget & Finance, PUTTERs (Series 835), Weekly VRDNs (Hawaii Pacific Health)/(J.P. Morgan Chase & Co. LIQ)/(J.P. Morgan Chase & Co. LOC), 3.980%, 5/3/2007	58,325,000
9,955,000	[3,4]	Hawaii State, ROCs (Series 6062), Weekly VRDNs (FSA INS)/(Citigroup, Inc. LIQ), 3.980%, 5/3/2007	9,955,000
4,450,000	[3,4]	Honolulu, HI, City & County, ROCs (Series 4043), Weekly VRDNs (MBIA Insurance Corp. INS)/(Citigroup, Inc. LIQ), 3.980%, 5/3/2007	4,450,000
		TOTAL	95,685,000
		Illinois--7.4%
14,705,000	[3,4]	ABN AMRO MuniTOPS Certificates Trust (Multistate Non-AMT)/(Series 2001-13), Weekly VRDNs (Illinois State)/(FGIC INS)/(ABN AMRO Bank NV, Amsterdam LIQ), 3.990%, 5/3/2007	14,705,000
14,285,000	[3,4]	ABN AMRO MuniTOPS Certificates Trust (Multistate Non-AMT)/(Series 2001-31), Weekly VRDNs (Chicago, IL)/(FGIC INS)/(ABN AMRO Bank NV, Amsterdam LIQ), 3.970%, 5/3/2007	14,285,000
12,410,000		Aurora, Kane, DuPage, Will and Kendall Counties, IL, (Series 2006), Weekly VRDNs (Covey at Fox Valley Apartments)/(FNMA LOC), 3.960%, 5/3/2007	12,410,000
4,120,000		Channahon, IL, (Series 2003A), Weekly VRDNs (Morris Hospital)/(U.S. Bank, N.A. LOC), 3.950%, 5/3/2007	4,120,000
6,105,000		Channahon, IL, (Series 2003D), Weekly VRDNs (Morris Hospital)/(U.S. Bank, N.A. LOC), 3.950%, 5/3/2007	6,105,000
6,170,000	[3,4]	Chicago, IL, Board of Education, MERLOTS (Series 2001-A64), Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ), 3.990%, 5/2/2007	6,170,000
15,795,000		Chicago, IL, Board of Education, (Series 2004C-1), Daily VRDNs (FSA INS)/(DePfa Bank PLC LIQ), 4.100%, 5/1/2007	15,795,000
5,000,000		Chicago, IL, Board of Education, (Series 2005D-2), Daily VRDNs (CDC IXIS Financial Guaranty NA INS)/(DePfa Bank PLC LIQ), 4.100%, 5/1/2007	5,000,000
6,195,000	[3,4]	Chicago, IL, Board of Education, MERLOTS (Series 2001 A47), Weekly VRDNs (FGIC INS)/(Bank of New York LIQ), 3.990%, 5/2/2007	6,195,000
15,625,000	[3,4]	Chicago, IL, Board of Education, MERLOTS (Series 1997E), Weekly VRDNs (AMBAC INS)/ (Wachovia Bank N.A. LIQ), 3.990%, 5/2/2007	15,625,000
11,000,000	[3,4]	Chicago, IL, Board of Education, PUTTERs (Series 1470), Weekly VRDNs (FSA INS)/ (JPMorgan Chase Bank, N.A. LIQ), 3.980%, 5/3/2007	11,000,000
16,375,000	[3,4]	Chicago, IL, Board of Education, PUTTERs (Series 1473), Weekly VRDNs (FSA INS)/ (JPMorgan Chase Bank, N.A. LIQ), 3.980%, 5/3/2007	16,375,000
22,500,000	[3,4]	Chicago, IL, O'Hare International Airport, Class A Certificates (Series 7016), Weekly VRDNs (FGIC INS)/(Bear Stearns Cos., Inc. LIQ), 3.970%, 5/3/2007	22,500,000
20,540,000	[3,4]	Chicago, IL O'Hare International Airport, ROCs (Series 6059), Weekly VRDNs (AMBAC INS)/(Citigroup, Inc. LIQ), 3.980%, 5/3/2007	20,540,000
5,260,000	[3,4]	Chicago, IL, Public Building Commission, ROCs (Series 3000), Weekly VRDNs (Chicago, IL Transit Authority)/(AMBAC INS)/(Citigroup, Inc. LIQ), 3.980%, 5/3/2007	5,260,000
6,820,000	[3,4]	Chicago, IL, (PT-3112), Weekly VRDNs (FSA INS)/(Merrill Lynch & Co., Inc. LIQ), 3.990%, 5/3/2007	6,820,000
7,810,000	[3,4]	Chicago, IL, MERLOTS (Series 2002 A-44), Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ), 3.990%, 5/2/2007	7,810,000
20,000,000	[3,4]	Chicago, IL, MERLOTS (Series 1997 V), Weekly VRDNs (Chicago, IL Water Revenue)/(FGIC INS)/(Wachovia Bank N.A. LIQ), 3.990%, 5/2/2007	20,000,000
4,640,000	[3,4]	Chicago, IL, MERLOTS (Series 2000 WWW), Weekly VRDNs (AMBAC INS)/(Bank of New York LIQ), 3.990%, 5/2/2007	4,640,000
6,680,000	[3,4]	Chicago, IL, MERLOTS (Series 2001 A33), Weekly VRDNs (AMBAC INS)/(Wachovia Bank N.A. LIQ), 3.990%, 5/2/2007	6,680,000
8,110,000	[3,4]	Chicago, IL, PUTTERs (Series 1276), Weekly VRDNs (FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.980%, 5/3/2007	8,110,000
32,685,000	[3,4]	Chicago, IL, PUTTERs (Series 1277), Weekly VRDNs (FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.980%, 5/3/2007	32,685,000
24,995,000	[3,4]	Chicago, IL, Variable Rate Certificates (Series 1998M), Weekly VRDNs (FGIC INS)/(Bank of America N.A. LIQ), 4.020%, 5/3/2007	24,995,000
4,985,000		Crestwood Village, IL, 135th and Cicero Redevelopment (Series 2004), Weekly VRDNs (Fifth Third Bank, Cincinnati LOC), 3.970%, 5/3/2007	4,985,000
2,780,000	[3,4]	DuPage & Cook Counties, IL Community United School District No. 205, ROCs (Series 1073) , Weekly VRDNs (FSA INS)/(Citigroup, Inc. LIQ), 3.980%, 5/3/2007	2,780,000
11,545,000		Freeport, IL, (Series 2001), Weekly VRDNs (Freeport Regional Health Care Foundation)/(U.S. Bank, N.A. LOC), 4.110%, 5/3/2007	11,545,000
3,900,000		Galesburg, IL, (Series 1996), Weekly VRDNs (Knox College)/(LaSalle Bank, N.A. LOC), 3.960%, 5/3/2007	3,900,000
2,520,000		Hazel Crest, IL, Retirement Center, (Series 1992A), Weekly VRDNs (Waterford Estates)/ (DePfa Bank PLC LOC), 3.970%, 5/4/2007	2,520,000
6,875,000		Hazel Crest, IL, Retirement Center, (Series 1992A), Weekly VRDNs (Waterford Estates)/ (DePfa Bank PLC LOC), 3.970%, 5/4/2007	6,875,000
6,075,000		Hopedale Village, IL, (Series 1998), Weekly VRDNs (Hopedale Medical Foundation)/ (JPMorgan Chase Bank, N.A. LOC), 3.950%, 5/3/2007	6,075,000
2,400,000		Illinois Development Finance Authority IDB, Weekly VRDNs (Burpee Museum of Natural History)/(JPMorgan Chase Bank, N.A. LOC), 4.150%, 5/3/2007	2,400,000
5,095,000		Illinois Development Finance Authority IDB, (Series 1995), Weekly VRDNs (St. Paul's House)/(LaSalle Bank, N.A. LOC), 3.960%, 5/2/2007	5,095,000
1,620,000		Illinois Development Finance Authority IDB, (Series 1997), Weekly VRDNs (Ada S. McKInley Community Services, Inc.)/(Harris, N.A. LOC), 4.150%, 5/3/2007	1,620,000
21,700,000		Illinois Development Finance Authority PCR, Daily VRDNs (Diamond Star Motors Corp.)/(Key Bank, N.A. LOC), 4.030%, 5/1/2007	21,700,000
28,000,000		Illinois Health Facilities Authority, (Series 2001C), Weekly VRDNs (Edward Hospital Obligated Group)/(FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.930%, 5/2/2007	28,000,000
75,000,000		Illinois Health Facilities Authority, Revenue Bonds (Series 1985B), Daily VRDNs (OSF Health Care Systems)/(Bank of America N.A. LOC), 3.940%, 5/1/2007	75,000,000
4,500,000		Illinois Health Facilities Authority, Revolving Fund Pooled Financing Program (Series 1985F), Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 3.930%, 5/2/2007	4,500,000
9,025,000	[3,4]	Illinois Sports Facility Authority, (PZ-136), Weekly VRDNs (AMBAC INS)/(Merrill Lynch & Co., Inc. LIQ), 3.990%, 5/3/2007	9,025,000
10,400,000	[3,4]	Illinois State Toll Highway Authority, (PT-3477), Weekly VRDNs (FSA INS)/(Merrill Lynch & Co., Inc. LIQ), 3.990%, 5/3/2007	10,400,000
27,520,000	[3,4]	Illinois State Toll Highway Authority, (PT-3479), Weekly VRDNs (FSA INS)/(Merrill Lynch & Co., Inc. LIQ), 3.990%, 5/3/2007	27,520,000
11,140,000	[3,4]	Illinois State Toll Highway Authority, PUTTERs (Series 1354), Weekly VRDNs (FSA INS)/ (JPMorgan Chase Bank, N.A. LIQ), 3.980%, 5/3/2007	11,140,000
27,610,000	[3,4]	Illinois State Toll Highway Authority, PUTTERs (Series 1355), Weekly VRDNs (FSA INS)/ (JPMorgan Chase Bank, N.A. LIQ), 3.980%, 5/3/2007	27,610,000
11,915,000		Lombard, IL, (Series 2000: Clover Creek Apartments), Weekly VRDNs (TVO Clover Creek LLC)/(FNMA LOC), 3.950%, 5/3/2007	11,915,000
6,425,000	[3,4]	Metropolitan Pier & Exposition Authority, IL, GS Trust (Series 2006-28Z), Weekly VRDNs (McCormick Place)/(MBIA Insurance Corp. INS)/(Goldman Sachs Group, Inc. LIQ), 3.980%, 5/3/2007	6,425,000
8,245,000	[3,4]	Metropolitan Pier & Exposition Authority, IL, MERLOTS (Series 2000VVV), Weekly VRDNs (McCormick Place)/(FGIC INS)/(Wachovia Bank N.A. LIQ), 3.990%, 5/2/2007	8,245,000
3,035,000	[3,4]	Metropolitan Pier & Exposition Authority, IL, PUTTERs (Series 1508), Weekly VRDNs (MBIA Insurance Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 4.000%, 5/3/2007	3,035,000
2,660,000	[3,4]	Metropolitan Pier & Exposition Authority, IL, PUTTERs (Series 269), Weekly VRDNs (MBIA Insurance Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.980%, 5/3/2007	2,660,000
9,780,000	[3,4]	Regional Transportation Authority, IL, (Series 2001-A73), Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), 3.990%, 5/2/2007	9,780,000
11,675,000	[3,4]	Regional Transportation Authority, IL, MERLOTS (Series 2001-A69), Weekly VRDNs (MBIA Insurance Corp. INS)/(Bank of New York LIQ), 3.990%, 5/2/2007	11,675,000
10,750,000	[3,4]	Regional Transportation Authority, IL, MERLOTS (Series 2002-A23), Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), 3.990%, 5/2/2007	10,750,000
9,875,000	[3,4]	Regional Transportation Authority, IL, MERLOTS (Series 2002-A24), Weekly VRDNs (MBIA Insurance Corp. INS)/(Bank of New York LIQ), 3.990%, 5/2/2007	9,875,000
3,750,000	[3,4]	Regional Transportation Authority, IL, MERLOTS (Series 2001-A86), Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ), 3.990%, 5/2/2007	3,750,000
18,300,000		Romeoville, IL, (Series 2006), Daily VRDNs (Lewis University)/(JPMorgan Chase Bank, N.A. LOC), 4.020%, 5/1/2007	18,300,000
6,230,000	[3,4]	University of Illinois, MERLOTS (Series 2001-A88), Weekly VRDNs (AMBAC INS)/(Wachovia Bank N.A. LIQ), 3.990%, 5/2/2007	6,230,000
212,000		Western Springs, IL, (Series 2006), Weekly VRDNs (Timber Trails, Inc.)/(LaSalle Bank, N.A. LOC), 3.960%, 5/2/2007	212,000
9,565,000	[3,4]	Will County, IL, Community Unit School District No. 365, (PZ-28), Weekly VRDNs (FSA INS)/ (Merrill Lynch & Co., Inc. LIQ), 3.990%, 5/3/2007	9,565,000
6,565,000	[3,4]	Will County, IL, Community Unit School District No. 365, MERLOTS (Series 2007 D2), Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ), 3.990%, 5/2/2007	6,565,000
		TOTAL	669,497,000
		Indiana--2.8%
18,615,000	[3,4]	ABN AMRO MuniTOPS Certificates Trust (Indiana Non-AMT) (Series 2002-7), Weekly VRDNs (Indianapolis, IN Local Public Improvement Bond Bank)/(MBIA Insurance Corp. INS)/(ABN AMRO Bank NV, Amsterdam LIQ), 3.980%, 5/3/2007	18,615,000
4,035,000		Anderson, IN, (Series 2000), Weekly VRDNs (United Faith Housing Corp.)/(National City Bank LOC), 4.070%, 5/3/2007	4,035,000
8,425,000	[3,4]	Brownsburg, IN, School Building Corp., (PT-2650), Weekly VRDNs (FSA INS)/(Merrill Lynch & Co., Inc. LIQ), 3.990%, 5/3/2007	8,425,000
10,000,000		Carmel Clay Schools, IN, 4.00% TANs, 12/28/2007	10,020,403
15,315,000		Frankfort, IN, EDA, (Series 2004), Weekly VRDNs (Wesley Manor, Inc.)/(KBC Bank N.V. LOC), 3.970%, 5/3/2007	15,315,000
7,400,000		Franklin, IN, (Series 1999), Weekly VRDNs (Franklin United Methodist Home, Inc.)/(Fifth Third Bank, Cincinnati LOC), 4.000%, 5/3/2007	7,400,000
12,105,000	[3,4]	Indiana Bond Bank, MERLOTS (Series 2001 - A119), Weekly VRDNs (Indiana State Revolving Fund Program)/(Bank of New York LIQ), 3.990%, 5/2/2007	12,105,000
8,240,000		Indiana Development Finance Authority, (Series 2003), Weekly VRDNs (Heritage Christian Schools, Inc.)/(Key Bank, N.A. LOC), 3.980%, 5/2/2007	8,240,000
7,125,000	[3,4]	Indiana Health & Educational Facility Financing Authority, (PA-1405), Weekly VRDNs (Clarian Health Obligated Group)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.980%, 5/3/2007	7,125,000
7,125,000	[3,4]	Indiana Health & Educational Facility Financing Authority, (PA-1408), Weekly VRDNs (Clarian Health Obligated Group)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.970%, 5/3/2007	7,125,000
15,950,000	[3,4]	Indiana Health & Educational Facility Financing Authority, ROCs (Series 688), Weekly VRDNs (Ascension Health Credit Group)/(Citibank NA, New York LIQ), 3.980%, 5/3/2007	15,950,000
6,000,000		Indiana Health & Educational Facility Financing Authority, (Series 2006), Weekly VRDNs (Marian College, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 3.950%, 5/3/2007	6,000,000
320,000		Indiana Health Facility Financing Authority, Weekly VRDNs (Crossroads Rehabilitation Center)/(JPMorgan Chase Bank, N.A. LOC), 4.300%, 5/3/2007	320,000
7,515,000		Indiana Health Facility Financing Authority, (Series 2003), Weekly VRDNs (Dunn Memorial Hospital Board of Trustees)/(Fifth Third Bank, Cincinnati LOC), 4.000%, 5/3/2007	7,515,000
7,900,000		Indiana Health Facility Financing Authority, (Series 2004), Weekly VRDNs (Riverview Hospital)/(National City Bank LOC), 3.950%, 5/3/2007	7,900,000
5,215,000	[3,4]	Indiana Transportation Finance Authority, ROCs (Series 2045), Weekly VRDNs (FSA INS)/ (Citigroup, Inc. LIQ), 3.980%, 5/3/2007	5,215,000
32,300,000		Indianapolis, IN, Local Public Improvement Bond Bank, (Series 2007A), 4.00% TRANs (Indianapolis, IN), 7/5/2007	32,325,355
36,470,000	[3,4]	Indianapolis, IN, Local Public Improvement Bond Bank, Class A Certificates (Series 2002-193), Daily VRDNs (MBIA Insurance Corp. INS)/(Bear Stearns Cos., Inc. LIQ), 3.990%, 5/1/2007	36,470,000
7,000,000		Indianapolis, IN, (Series 2000, Marquette Manor Project), Weekly VRDNs (Retirement Living, Inc.)/(Allied Irish Banks PLC LOC), 4.020%, 5/3/2007	7,000,000
2,355,000		Indianapolis, IN, EDRB (Series 2001), Weekly VRDNs (Indianapolis Electrical Joint Apprenticeship and Training Committee)/(National City Bank LOC), 4.010%, 5/3/2007	2,355,000
7,910,000		Lawrence, IN, Economic Development Revenue Board, (Series 2002), Weekly VRDNs (Westminster Village North, Inc.)/(Fifth Third Bank, Cincinnati LOC), 3.970%, 5/3/2007	7,910,000
1,680,000		Linton, IN, (Series 1999), Weekly VRDNs (Franklin-Glenburn Home, Inc.)/(Fifth Third Bank, Cincinnati LOC), 4.100%, 5/3/2007	1,680,000
1,845,000		St. Joseph County, IN, (Series 1998), Weekly VRDNs (South Bend Heritage Foundation, Inc.)/(Key Bank, N.A. LOC), 4.010%, 5/2/2007	1,845,000
4,000,000		Vigo County, IN, EDA, (Series 2001), Weekly VRDNs (Sisters of Providence of Saint Mary's of the Woods)/(Allied Irish Banks PLC LOC), 4.030%, 5/3/2007	4,000,000
6,580,000	[3,4]	Warren Township MSD, IN, MERLOTS (Series 2001 A-52), Weekly VRDNs (FGIC INS)/(Bank of New York LIQ), 3.990%, 5/2/2007	6,580,000
7,100,000		Winona Lake, IN, EDRB, (Series 2006), Weekly VRDNs (Grace Village Retirement Community)/(Fifth Third Bank, Cincinnati LOC), 3.990%, 5/3/2007	7,100,000
		TOTAL	248,570,758
		Kansas--0.1%
10,195,000		Unified Government of Wyandotte County/Kansas City, KS, (Series 1993), Weekly VRDNs (Wood View Apartments)/(FHLMC LOC), 3.980%, 5/3/2007	10,195,000
		Kentucky--0.3%
2,000,000		Henderson County, KY, (Series 2003B), Weekly VRDNs (Community United Methodist Hospital, Inc.)/(Fifth Third Bank, Cincinnati LOC), 3.960%, 5/4/2007	2,000,000
7,500,000		Jefferson County, KY, (Series 1997), Weekly VRDNs (Kosmos Cement Co. Partnership)/ (Wachovia Bank N.A. LOC), 3.950%, 5/3/2007	7,500,000
10,000,000		Kentucky Economic Development Finance Authority, (Series 1999C), Daily VRDNs (Baptist Health Care System)/(MBIA Insurance Corp. INS)/(National City Bank LIQ), 4.100%, 5/1/2007	10,000,000
10,460,000	[3,4]	Louisville & Jefferson County, KY, Metropolitan Government, ROCs (Series 651CE), Weekly VRDNs (Norton Health Care, Inc.)/(Citibank NA, New York LIQ)/(Citibank NA, New York LOC), 3.980%, 5/3/2007	10,460,000
		TOTAL	29,960,000
		Louisiana--1.4%
16,490,000	[3,4]	ABN AMRO MuniTOPS Certificates Trust (Louisiana Non-AMT),(Series 2002-17), Weekly VRDNs (Louisiana State Gas & Fuels)/(AMBAC INS)/(ABN AMRO Bank NV, Amsterdam LIQ), 3.990%, 5/3/2007	16,490,000
22,000,000	[3,4]	Jefferson Parish, LA, Hospital Service District No. 1, PUTTERs (Series 522), Weekly VRDNs (J.P. Morgan Chase & Co. LIQ)/(JPMorgan Chase Bank, N.A. LOC), 3.980%, 5/3/2007	22,000,000
8,000,000		Louisiana Local Government Environmental Facilities Community Development Authority, (Series 2001), Weekly VRDNs (Jewish Federation of Greater New Orleans)/(SunTrust Bank LOC), 4.010%, 5/2/2007	8,000,000
4,000,000		Louisiana Local Government Environmental Facilities Community Development Authority, (Series 2004), Weekly VRDNs (The Academy of the Sacred Heart of New Orleans)/(SunTrust Bank LOC), 4.010%, 5/2/2007	4,000,000
3,350,000		Louisiana Local Government Environmental Facilities Community Development Authority, (Series 2004), Weekly VRDNs (The Christ Episcopal Church in Covington)/(SunTrust Bank LOC), 4.010%, 5/2/2007	3,350,000
4,000,000		Louisiana Local Government Environmental Facilities Community Development Authority, (Series 2004A), Weekly VRDNs (Provident Group-NSU Properties LLC)/(Regions Bank, Alabama LOC), 4.000%, 5/3/2007	4,000,000
26,000,000	[3,4]	Louisiana State Gas & Fuels, ROCs (Series 660), Weekly VRDNs (FGIC INS)/(Citibank NA, New York LIQ), 3.980%, 5/3/2007	26,000,000
27,300,000		Louisiana State Offshore Terminal Authority, (Series 2003A), Daily VRDNs (Loop LLC)/ (SunTrust Bank LOC), 4.050%, 5/1/2007	27,300,000
8,000,000		Louisiana State Offshore Terminal Authority, Refunding Revenue Bonds, Weekly VRDNs (Loop LLC)/(SunTrust Bank LOC), 3.960%, 5/2/2007	8,000,000
6,275,000	[3,4]	Louisiana State, (MT-190), Weekly VRDNs (MBIA Insurance Corp. INS)/(Landesbank Hessen-Thueringen LIQ), 3.990%, 5/3/2007	6,275,000
5,600,000	[3,4]	Louisiana State, MERLOTS (Series 2006-C4), Weekly VRDNs (FSA INS)/(Bank of New York LIQ), 3.990%, 5/2/2007	5,600,000
		TOTAL	131,015,000
		Maine--0.1%
5,000,000		Lewiston, ME, 4.75% BANs, 7/6/2007	5,008,273
		Maryland--2.0%
19,400,000	[3,4]	ABN AMRO MuniTOPS Certificates Trust (Maryland Non-AMT)/(Series 2003-19), 3.67% TOBs (Baltimore, MD)/(FGIC INS)/(ABN AMRO Bank NV, Amsterdam LIQ), Optional Tender 8/23/2007	19,400,000
4,165,000		Baltimore County, MD, Weekly VRDNs (Calvert Hall College)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.970%, 5/4/2007	4,165,000
4,450,000		Baltimore County, MD, (Series 2004), Weekly VRDNs (Quail Ridge Apartments)/(FNMA LOC), 3.950%, 5/3/2007	4,450,000
8,290,000		Carroll County, MD, (Series 1999B), Weekly VRDNs (Fairhaven, Inc./Copper Ridge, Inc.)/(Radian Asset Assurance INS)/(Branch Banking & Trust Co. LIQ), 3.970%, 5/3/2007	8,290,000
8,700,000		Frederick County, MD, (1997 Issue), Weekly VRDNs (Homewood at Frederick MD, Inc. Facility)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.880%, 5/1/2007	8,700,000
4,605,000		Howard County, MD, (Series 1995), Weekly VRDNs (Bluffs at Clarys Forest Apartments)/ (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.830%, 5/1/2007	4,605,000
1,305,000		Howard County, MD, (Series 1999), Weekly VRDNs (Howard Development LP Facility)/ (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 4.020%, 5/4/2007	1,305,000
4,470,000		Howard County, MD, (Series 2002-A), Weekly VRDNs (Columbia Vantage House Corp.)/ (LaSalle Bank, N.A. LOC), 3.950%, 5/3/2007	4,470,000
17,000,000		Maryland Community Development Administration - Residential Revenue, 2006 (Series M), 3.67% BANs, 9/12/2007	17,000,000
2,935,000		Maryland Industrial Development Financing Authority, (Series 2002A), Weekly VRDNs (National Aquarium in Baltimore, Inc.)/(SunTrust Bank LOC), 3.950%, 5/2/2007	2,935,000
3,505,000		Maryland State Economic Development Corp., (1997 Issue), Weekly VRDNs (Jenkins Memorial Nursing Home, Inc. Facility)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.810%, 5/1/2007	3,505,000
4,800,000		Maryland State Economic Development Corp., (Series 2003), Weekly VRDNs (YMCA of Central Maryland, Inc.)/(Branch Banking & Trust Co. LOC), 3.950%, 5/3/2007	4,800,000
4,100,000		Maryland State Economic Development Corp., (Series 2003: Maryland Science Center) Weekly VRDNs (Maryland Academy of Sciences)/(Bank of America N.A. LOC), 3.950%, 5/3/2007	4,100,000
1,950,000		Maryland State Economic Development Corp., (Series 2006), Weekly VRDNs (YMCA of Central Maryland, Inc.)/(Branch Banking & Trust Co. LOC), 3.950%, 5/3/2007	1,950,000
1,820,000		Maryland State Economic Development Corp., (Series 2006A), Weekly VRDNs (eMerge, Inc.)/(Mercantile Safe Deposit & Trust Co., Baltimore LOC), 3.950%, 5/4/2007	1,820,000
2,185,000		Maryland State Economic Development Corp., (Series 2006B), Weekly VRDNs (eMerge, Inc.)/(Mercantile Safe Deposit & Trust Co., Baltimore LOC), 3.950%, 5/4/2007	2,185,000
4,400,000		Maryland State Economic Development Corp., (Series A), Weekly VRDNs (The ASSOCIATED: Jewish Community Federation of Baltimore, Inc.)/(Bank of America N.A. LOC), 3.950%, 5/3/2007	4,400,000
1,637,500		Maryland State Health & Higher Educational Facilities Authority, Weekly VRDNs (Capitol College)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.830%, 5/1/2007	1,637,500
7,450,000		Maryland State Health & Higher Educational Facilities Authority, (Series 1994), Weekly VRDNs (University Physicians, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.970%, 5/2/2007	7,450,000
350,000		Maryland State Health & Higher Educational Facilities Authority, (Series 1998), Weekly VRDNs (Woodbourne Center, Inc.)/(Mercantile Safe Deposit & Trust Co., Baltimore LOC), 3.830%, 5/1/2007	350,000
5,130,000		Maryland State Health & Higher Educational Facilities Authority, (Series 1999), Weekly VRDNs (Boys' Latin School)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.970%, 5/4/2007	5,130,000
4,800,000		Maryland State Health & Higher Educational Facilities Authority, (Series 1999), Weekly VRDNs (Landon School)/(SunTrust Bank LOC), 3.950%, 5/2/2007	4,800,000
4,675,000		Maryland State Health & Higher Educational Facilities Authority, (Series 2003B), Weekly VRDNs (Adventist Health Care, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.950%, 5/4/2007	4,675,000
6,640,000		Maryland State Health & Higher Educational Facilities Authority, (Series 2004), Weekly VRDNs (Annapolis Life Care, Inc.)/(Citizens Bank of Pennsylvania LOC), 3.960%, 5/3/2007	6,640,000
9,500,000		Maryland State Health & Higher Educational Facilities Authority, (Series 2006), Weekly VRDNs (Severn School, Inc.)/(Mercantile Safe Deposit & Trust Co., Baltimore LOC), 3.950%, 5/3/2007	9,500,000
7,945,000		Maryland State Health & Higher Educational Facilities Authority, (Series 1997), Weekly VRDNs (Augsburg Lutheran Home of MD, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.830%, 5/2/2007	7,945,000
3,600,000		Maryland State IDFA, (Series 2005), Weekly VRDNs (Baltimore International College, Inc.)/ (Branch Banking & Trust Co. LOC), 3.950%, 5/3/2007	3,600,000
8,675,000		Maryland State IDFA, (Series 2005), Weekly VRDNs (McDonogh School, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.970%, 5/4/2007	8,675,000
11,580,000		Montgomery County, MD EDA, (Series 2002), Weekly VRDNs (Institute for Genomic Research, Inc.)/(Bank of America N.A. LOC), 3.950%, 5/3/2007	11,580,000
882,000		Montgomery County, MD Housing Opportunities Commission, (Series 1998 Issue I), Weekly VRDNs (Byron House, Inc. Facility)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.880%, 5/1/2007	882,000
9,000,000		Montgomery County, MD, Consolidated Public Improvement BANs (2006 Series B), Daily VRDNs (Dexia Credit Local LIQ), 4.030%, 5/1/2007	9,000,000
2,000,000		Prince Georges County, MD, (1997 Issue), Weekly VRDNs (Mona Branch Avenue Ltd. Partnership)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.930%, 5/1/2007	2,000,000
3,170,000		Washington County, MD, (Series 2000), Weekly VRDNs (YMCA of Hagerstown, Inc.)/ (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.970%, 5/4/2007	3,170,000
		TOTAL	185,114,500
		Massachusetts--2.5%
2,108,698	[3,4]	Clipper Tax-Exempt Certificates Trust (Massachusetts Non-AMT)/(Series 1997-2), Weekly VRDNs (Massachusetts State Lottery Commission)/(AMBAC INS)/(State Street Bank and Trust Co. LIQ), 4.000%, 5/3/2007	2,108,698
9,877,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Massachusetts Non-AMT)/(Series 2000-2), 3.70% TOBs (Massachusetts Turnpike Authority)/(MBIA Insurance Corp. INS)/(State Street Bank and Trust Co. LIQ), Optional Tender 8/1/2007	9,877,000
61,420,000		Commonwealth of Massachusetts, (Series 2000A), Daily VRDNs (Landesbank Baden-Wuerttemberg (GTD) LIQ), 4.100%, 5/1/2007	61,420,000
19,150,000		Commonwealth of Massachusetts, Central Artery/Ted Williams Tunnel Infrastructure Loan Act of 2000, Daily VRDNs (State Street Bank and Trust Co. LIQ), 4.100%, 5/1/2007	19,150,000
13,200,000		Massachusetts HEFA, (Series 2004F), Weekly VRDNs (Winchester Hospital)/(Bank of America N.A. LOC), 3.930%, 5/2/2007	13,200,000
20,000,000		Massachusetts HEFA, (Series EE), 3.68% CP (Harvard University), Mandatory Tender 8/9/2007	20,000,000
2,450,000	[3,4]	Massachusetts Municipal Wholesale Electric Co., Floater Certificates (Series 2001-674), Weekly VRDNs (MBIA Insurance Corp. INS)/(Morgan Stanley LIQ), 3.950%, 5/3/2007	2,450,000
13,000,000	[3,4]	Massachusetts School Building Authority, (PUTTERs 1764T), Weekly VRDNs (AMBAC INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.980%, 5/3/2007	13,000,000
10,000,000		Massachusetts School Building Authority, (Series A), 3.65% CP (Bank of Nova Scotia, Toronto LOC), Mandatory Tender 8/6/2007	10,000,000
18,985,000		Massachusetts State Development Finance Agency, (Series 2002), Weekly VRDNs (Gordon College)/(Citizens Bank of Massachusetts LOC), 3.980%, 5/3/2007	18,985,000
13,830,000		Massachusetts State Development Finance Agency, (Series 2002A), Weekly VRDNs (Assumption College)/(Bank of New York LOC), 3.980%, 5/2/2007	13,830,000
4,200,000		Massachusetts State Development Finance Agency, (Series 2003), Weekly VRDNs (Boston College High School)/(Citizens Bank of Massachusetts LOC), 3.980%, 5/2/2007	4,200,000
5,000,000		Massachusetts State Development Finance Agency, (Series 2005), Weekly VRDNs (ISO New England, Inc.)/(Key Bank, N.A. LOC), 3.960%, 5/3/2007	5,000,000
8,800,000		Massachusetts State Development Finance Agency, (Series 2006), Weekly VRDNs (Marine Biological Laboratory)/(JPMorgan Chase Bank, N.A. LOC), 3.980%, 5/3/2007	8,800,000
23,250,000	[3,4]	Massachusetts Water Resources Authority, Class A Certificates (Series 2002-208), Daily VRDNs (FSA INS)/(Bear Stearns Cos., Inc. LIQ), 3.990%, 5/1/2007	23,250,000
		TOTAL	225,270,698
		Michigan--3.7%
10,000,000	[3,4]	ABN AMRO MuniTOPS Certificates Trust (Michigan Non-AMT),(Series 2005-2), 3.67% TOBs (Chippewa Valley, MI Schools)/(FSA INS)/(ABN AMRO Bank NV, Amsterdam LIQ), Optional Tender 8/23/2007	10,000,000
2,660,000	[3,4]	Allen Park, MI, Public School District, ROCs (Series 4007), Weekly VRDNs (Michigan State GTD)/(Citigroup, Inc. LIQ), 3.980%, 5/3/2007	2,660,000
4,805,000	[3,4]	Detroit, MI, City School District, (PT-1844), Weekly VRDNs (FGIC INS)/(Merrill Lynch & Co., Inc. LIQ), 3.980%, 5/3/2007	4,805,000
14,380,000	[3,4]	Detroit, MI, City School District, MERLOTS (Series 2000 A8), Weekly VRDNs (FGIC INS)/ (Bank of New York LIQ), 3.990%, 5/2/2007	14,380,000
24,135,000	[3,4]	Detroit, MI, City School District, Solar Eclipse Certificates (Series 2006-0001), 3.65% TOBs (FSA INS)/(U.S. Bank, N.A. LIQ), Optional Tender 3/6/2008	24,135,000
3,620,000	[3,4]	Detroit, MI, City School District, Variable Certificates (Series 2002H), Weekly VRDNs (FSA INS)/(Bank of America N.A. LIQ), 4.000%, 5/3/2007	3,620,000
14,125,000	[3,4]	Detroit, MI, Sewage Disposal System, MERLOTS (Series 2000-I), Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ), 3.990%, 5/2/2007	14,125,000
9,440,000	[3,4]	Detroit, MI, Sewage Disposal System, ROCs (Series 903), Weekly VRDNs (MBIA Insurance Corp. INS)/(Citibank NA, New York LIQ), 3.980%, 5/3/2007	9,440,000
4,260,000	[3,4]	Detroit, MI, Sewage Disposal System, Variable Certificates (Series 2002G), Weekly VRDNs (FGIC INS)/(Bank of America N.A. LIQ), 4.000%, 5/3/2007	4,260,000
24,055,000	[3,4]	Detroit, MI, Water Supply System, (PT-3579), Weekly VRDNs (FGIC Securities Purchase, Inc., FSA, MBIA Insurance Corp. INS) and Merrill Lynch & Co., Inc. LIQs), 3.980%, 5/3/2007	24,055,000
4,995,000	[3,4]	Detroit, MI, Water Supply System, (PT-3903), Weekly VRDNs (MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), 3.980%, 5/3/2007	4,995,000
10,000,000	[3,4]	Detroit, MI, Water Supply System, MERLOTS (Series 2000 D), Weekly VRDNs (FGIC INS)/ (Wachovia Bank N.A. LIQ), 3.990%, 5/2/2007	10,000,000
14,360,000	[3,4]	Grand Rapids & Kent County, MI Joint Building Authority, (Series 2001-JPMC7), Weekly VRDNs (Kent County, MI)/(J.P. Morgan Chase & Co. LIQ), 3.960%, 5/2/2007	14,360,000
4,545,000		Grand Valley, MI, State University, (Series 2003), Weekly VRDNs (XL Capital Assurance Inc. INS)/(Fifth Third Bank, Cincinnati LIQ), 3.940%, 5/3/2007	4,545,000
8,000,000		Huron County, MI, Economic Development Corp., (Series 2001), Weekly VRDNs (Scheurer Hospital)/(Comerica Bank LOC), 3.970%, 5/3/2007	8,000,000
14,000,000		Jackson County, MI, Hospital Finance Authority, (Series 2006B), Weekly VRDNs (W.A. Foote Memorial Hospital, MI)/(Assured Guaranty Corp. INS)/(Bank of Nova Scotia, Toronto LIQ), 3.950%, 5/3/2007	14,000,000
8,995,000	[3,4]	Kent County, MI, (Series 1998-118), Weekly VRDNs (Kent County International Airport)/(Kent County, MI GTD)/(Morgan Stanley LIQ), 3.970%, 5/3/2007	8,995,000
15,020,000		Macomb County, MI, Hospital Finance Authority, (Series 2003A-1), Daily VRDNs (Mt. Clemens General Hospital)/(Comerica Bank LOC), 4.030%, 5/1/2007	15,020,000
18,810,000		Michigan Municipal Bond Authority, (Series 2006B-2), 4.50% RANs (Bank of Nova Scotia, Toronto LOC), 8/20/2007	18,855,229
7,735,000	[3,4]	Michigan State Building Authority, (PZ-140), Weekly VRDNs (FGIC INS)/(Merrill Lynch & Co., Inc. LIQ), 3.990%, 5/3/2007	7,735,000
6,325,000	[3,4]	Michigan State Building Authority, GS Trust (Series 2007-34Z), Weekly VRDNs (FGIC INS)/ (Goldman Sachs Group, Inc. LIQ), 3.980%, 5/3/2007	6,325,000
6,000,000	[3,4]	Michigan State Building Authority, ROCs 7039, Weekly VRDNs (FGIC INS)/(Citigroup, Inc. LIQ), 3.990%, 5/3/2007	6,000,000
4,000,000		Michigan State Hospital Finance Authority, (Series 1999 A), Weekly VRDNs (Covenant Retirement Communities, Inc.)/(LaSalle Bank, N.A. LOC), 3.950%, 5/3/2007	4,000,000
5,000,000		Michigan State Hospital Finance Authority, (Series B), Weekly VRDNs (LaSalle Bank Midwest, N.A. LOC), 3.970%, 5/2/2007	5,000,000
9,550,000		Michigan State Hospital Finance Authority, (Series C), Weekly VRDNs (Fifth Third Bank, Cincinnati LOC), 3.970%, 5/2/2007	9,550,000
7,500,000		Michigan State Hospital Finance Authority, (Series C), Weekly VRDNs (Fifth Third Bank, Cincinnati LOC), 3.970%, 5/2/2007	7,500,000
4,000,000		Michigan State Hospital Finance Authority, Health Care Equipment Loan Program Bonds (Series C), Weekly VRDNs (Fifth Third Bank, Cincinnati LOC), 3.970%, 5/2/2007	4,000,000
18,150,000	[3,4]	Michigan State Hospital Finance Authority, MERLOTS (Series 1997A), Weekly VRDNs (Detroit Medical Center Obligated Group)/(AMBAC INS)/(Wachovia Bank N.A. LIQ), 3.990%, 5/2/2007	18,150,000
9,975,000		Michigan State Housing Development Authority, (Series 2002A), Weekly VRDNs (Ponds Taylor Limited Dividend Housing Association LLC)/(FNMA LOC), 3.970%, 5/3/2007	9,975,000
8,750,000		Michigan State Strategic Fund, (Series 2005,) Weekly VRDNs (Detroit Public Television)/ (Comerica Bank LOC), 3.960%, 5/3/2007	8,750,000
4,350,000	[3,4]	Michigan State, (PT-2021), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.980%, 5/3/2007	4,350,000
30,000,000		Michigan State, (Series A), 4.25% TRANs (DePfa Bank PLC LOC), 9/28/2007	30,066,086
		TOTAL	331,651,315
		Minnesota--3.3%
13,000,000	[3,4]	ABN AMRO MuniTOPS Certificates Trust (Minnesota Non-AMT)/(Series 2000-8), Weekly VRDNs (Minneapolis/St. Paul, MN Metropolitan Airports Commission)/(FGIC INS)/(ABN AMRO Bank NV, Amsterdam LIQ), 3.950%, 5/3/2007	13,000,000
2,390,000		Apple Valley, MN, IDRB (Series 1995), Weekly VRDNs (AV Development Co.)/(U.S. Bank, N.A. LOC), 4.040%, 5/3/2007	2,390,000
44,815,000	[3,4]	Becker, MN, (Series 2005 FR/RI-FP12), Weekly VRDNs (Northern States Power Co., MN)/ (Lehman Brothers Holdings, Inc. SWP), 4.050%, 5/3/2007	44,815,000
4,810,000	[3,4]	Becker, MN, (Series 2005 FR/RI-FP13), Weekly VRDNs (Northern States Power Co., MN)/ (Lehman Brothers Holdings, Inc. SWP), 4.050%, 5/3/2007	4,810,000
29,180,000	[3,4]	Becker, MN, (Series 2006 FR/RI-FP1), Weekly VRDNs (Northern States Power Co., MN)/ (Lehman Brothers Holdings, Inc. SWP), 4.050%, 5/3/2007	29,180,000
7,200,000		Center City, MN, (Series 2000), Weekly VRDNs (Hazelden Foundation)/(Allied Irish Banks PLC LOC), 3.950%, 5/3/2007	7,200,000
2,700,000		Center City, MN, (Series 2002), Weekly VRDNs (Hazelden Foundation)/(Allied Irish Banks PLC LOC), 3.950%, 5/3/2007	2,700,000
4,550,000		Cohasset, MN, (Series 2000), Weekly VRDNs (Minnesota Power, Inc.)/(LaSalle Bank, N.A. LOC), 3.920%, 5/3/2007	4,550,000
2,080,000	[3,4]	Elk River, MN, ISD No. 728, PUTTERs (Series 1275), Weekly VRDNs (FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.980%, 5/3/2007	2,080,000
4,510,000		Mendota Heights, MN, (Series 1999), Weekly VRDNs (St. Thomas Academy)/(Allied Irish Banks PLC LOC), 3.940%, 5/3/2007	4,510,000
2,600,000		Minneapolis, MN, (Series 1994), Weekly VRDNs (Minnehaha/Lake Partners)/(U.S. Bank, N.A. LOC), 3.830%, 5/4/2007	2,600,000
12,695,000	[3,4]	Minneapolis/St. Paul, MN, Metropolitan Airports Commission, Class A Certificates (Series 2007-291), Weekly VRDNs (AMBAC INS)/(Bear Stearns Cos., Inc. LIQ), 3.980%, 5/3/2007	12,695,000
35,000,000	[3,4]	Minneapolis/St. Paul, MN, Metropolitan Airports Commission, GS Trust (Series 2007-1G), Weekly VRDNs (AMBAC INS)/(Goldman Sachs Group, Inc. LIQ), 3.970%, 5/3/2007	35,000,000
5,000,000	[3,4]	Minneapolis/St. Paul, MN, Metropolitan Airports Commission, SGA 127 (Series 2001), Weekly VRDNs (FGIC INS)/(Societe Generale, Paris LIQ), 3.970%, 5/2/2007	5,000,000
7,320,000		Minnesota Agricultural and Economic Development Board, (Series 1996), Weekly VRDNs (Evangelical Lutheran Good Samaritan Society)/(Allied Irish Banks PLC LOC), 3.970%, 5/3/2007	7,320,000
9,000,000		Minnesota State Higher Education Facility Authority, (Series Five-C), Weekly VRDNs (University of St. Thomas)/(Allied Irish Banks PLC LOC), 3.920%, 5/2/2007	9,000,000
6,665,000		Minnesota State Higher Education Facility Authority, (Series Five-L), Weekly VRDNs (University of St. Thomas)/(Allied Irish Banks PLC LOC), 3.920%, 5/2/2007	6,665,000
9,700,000		Minnesota State Higher Education Facility Authority, (Series Five-S), Weekly VRDNs (William Mitchell College of Law)/(U.S. Bank, N.A. LOC), 3.920%, 5/3/2007	9,700,000
3,250,000		Minnesota State Higher Education Facility Authority, (Series Five-V), Weekly VRDNs (Bethel College and Seminary)/(Allied Irish Banks PLC LOC), 4.010%, 5/2/2007	3,250,000
3,750,000		Minnesota State Higher Education Facility Authority, (Series Four-S), Weekly VRDNs (Bethel College and Seminary)/(Allied Irish Banks PLC LOC), 4.010%, 5/2/2007	3,750,000
2,340,000		Minnesota State Higher Education Facility Authority, (Series Six E-1), Weekly VRDNs (Hamline University of Minnesota)/(Harris, N.A. LOC), 3.940%, 5/3/2007	2,340,000
4,580,000		Minnesota State Higher Education Facility Authority, (Series Six-E2), Weekly VRDNs (Hamline University of Minnesota)/(Harris, N.A. LOC), 3.940%, 5/3/2007	4,580,000
4,100,000		Minnesota State Higher Education Facility Authority, (Series Six-H), Weekly VRDNs (St. Thomas University)/(Bank of New York LOC), 3.920%, 5/3/2007	4,100,000
5,000,000		Minnesota State Higher Education Facility Authority, (Series Six-J2), Weekly VRDNs (Augsburg College)/(Harris, N.A. LOC), 3.940%, 5/3/2007	5,000,000
5,995,000	[3,4]	Minnesota State, (PT-399), Weekly VRDNs (DePfa Bank PLC LIQ), 3.970%, 5/3/2007	5,995,000
3,500,000	[3,4]	Minnesota State, Floater Certificates (Series 2001-719), Weekly VRDNs (Morgan Stanley LIQ), 3.970%, 5/3/2007	3,500,000
2,655,000		New Hope, MN, (Series 2003A), Weekly VRDNs (Broadway Lanel)/(FNMA LOC), 4.000%, 5/3/2007	2,655,000
5,680,000		Olmsted County, MN, (Series 2002), Weekly VRDNs (Madonna Meadows of Rochester)/ (LaSalle Bank, N.A. LOC), 3.950%, 5/3/2007	5,680,000
4,560,000		Plymouth, MN, (Series 2003), Weekly VRDNs (Parkside Apartments)/(FNMA LOC), 3.950%, 5/3/2007	4,560,000
3,575,000		Robbinsdale, MN, (Series 2004C), Weekly VRDNs (Copperfield Hill)/(LaSalle Bank, N.A. LOC), 3.970%, 5/4/2007	3,575,000
5,000,000	[3,4]	Rochester, MN Health Care Facility Authority, (Series 1998-177), Weekly VRDNs (Mayo Foundation)/(Morgan Stanley LIQ), 3.970%, 5/3/2007	5,000,000
18,000,000		Seaway Port Authority of Duluth, MN, (Series of 2000), Weekly VRDNs (St. Lawrence Cement Inc.)/(Wachovia Bank N.A. LOC), 4.000%, 5/3/2007	18,000,000
4,715,000		Shakopee, MN Hospital Finance Authority, Weekly VRDNs (St. Francis Regional Medical Center)/(Wells Fargo Bank, N.A. LOC), 3.930%, 5/3/2007	4,715,000
5,565,000		St. Louis Park, MN, (Series 2003), Weekly VRDNs (Westwind Apartments)/(FNMA LOC), 3.950%, 5/3/2007	5,565,000
2,000,000		St. Paul, MN, Housing & Redevelopment Authority, (Series 2001), Daily VRDNs (Cretin-Derham Hall)/(Allied Irish Banks PLC LOC), 3.940%, 5/3/2007	2,000,000
4,100,000		St. Paul, MN, Port Authority, (Series 1991), Weekly VRDNs (West Gate Office)/(U.S. Bank, N.A. LOC), 4.000%, 5/2/2007	4,100,000
510,000		St. Paul, MN Port Authority, District Heating Revenue Bonds (Series 2003-4 H), Weekly VRDNs (Dexia Credit Local LOC), 3.950%, 5/2/2007	510,000
3,165,000	[3,4]	University of Minnesota, Floater Certificates (Series 2001-648), Weekly VRDNs (Morgan Stanley LIQ), 3.970%, 5/3/2007	3,165,000
		TOTAL	295,255,000
		Mississippi--0.5%
3,000,000		Mississippi Business Finance Corp., (Series 2002), Weekly VRDNs (Mississippi State University Foundation, Inc.)/(Regions Bank, Alabama LOC), 3.980%, 5/3/2007	3,000,000
32,820,000		Mississippi Business Finance Corp., (Series 2006), Weekly VRDNs (Rush Medical Foundation)/(Regions Bank, Alabama LOC), 3.960%, 5/4/2007	32,820,000
8,320,000		Mississippi Business Finance Corp., (Series A), Weekly VRDNs (Mississippi College)/ (Regions Bank, Alabama LOC), 3.950%, 5/3/2007	8,320,000
		TOTAL	44,140,000
		Missouri--2.7%
9,995,000	[3,4]	Columbia, MO, Special Obligation Electric Utility, Solar Eclipse (Series 2006-0143), 3.60% TOBs (AMBAC INS)/(U.S. Bank, N.A. LIQ), Optional Tender 6/7/2007	9,995,000
8,125,000	[3,4]	Jackson County, MO, Special Obligation, ROCs (Series 9014), Weekly VRDNs (Harry S. Truman Sports Complex)/(AMBAC INS)/(Citigroup, Inc. LIQ), 3.980%, 5/3/2007	8,125,000
40,915,000		Kansas City, MO, IDA, (Series 2005A), Weekly VRDNs (Kansas City, MO)/(AMBAC INS)/ (DePfa Bank PLC LIQ), 3.980%, 5/2/2007	40,915,000
31,385,000		Kansas City, MO, IDA, (Series 2005B), Weekly VRDNs (Kansas City, MO)/(AMBAC INS)/ (DePfa Bank PLC LIQ), 3.980%, 5/2/2007	31,385,000
66,295,000		Kansas City, MO, IDA, (Series 2005C), Weekly VRDNs (Kansas City, MO)/(AMBAC INS)/ (Dexia Credit Local LIQ), 3.980%, 5/2/2007	66,295,000
25,500,000		Kansas City, MO, IDA, (Series 2006B), Weekly VRDNs (Kansas City, MO)/(AMBAC INS)/ (DePfa Bank PLC LIQ), 3.980%, 5/2/2007	25,500,000
29,580,000		Kansas City, MO, IDA, (Series 2006E), Weekly VRDNs (Kansas City, MO)/(AMBAC INS)/ (Dexia Credit Local LIQ), 3.980%, 5/2/2007	29,580,000
6,565,000	[3,4]	Missouri Highways & Transportation Commission, (PT-3567), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.990%, 5/3/2007	6,565,000
6,895,000	[3,4]	Missouri Highways & Transportation Commission, PUTTERs (Series 1433), Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 3.980%, 5/3/2007	6,895,000
6,955,000	[3,4]	Springfield, MO, Public Utility Revenue, PUTTERs (Series 1559), Weekly VRDNs (FGIC INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.980%, 5/3/2007	6,955,000
10,500,000	[3,4]	St. Louis, MO, (PT-3584), Weekly VRDNs (Lambert-St. Louis International Airport)/(MBIA Insurance Corp. INS)/(Dexia Credit Local LIQ), 3.980%, 5/3/2007	10,500,000
		TOTAL	242,710,000
		Montana--0.2%
16,860,000	[3,4]	Forsyth, MT, (RBC Floater Certificates Series I-7), Weekly VRDNs (Northwestern Corp.)/(AMBAC INS)/(Royal Bank of Canada, Montreal LIQ), 3.970%, 5/3/2007	16,860,000
		Multi State--7.1%
74,488,227	[3,4]	ABN AMRO Chicago Corp. 1997-1 LeaseTOPS Trust, Weekly VRDNs (LaSalle Bank, N.A. LIQ)/(LaSalle Bank, N.A. LOC), 4.120%, 5/3/2007	74,488,227
3,485,000		Dallas County, AL Housing Development Corp., (Series 1999: Jim Manor Garden Homes), Weekly VRDNs (Dallas County, AL )/(Wachovia Bank N.A. LOC), 4.050%, 5/4/2007	3,485,000
43,955,000	[3,4]	JPMorgan Chase & Co I-PUTTERs Trust (Series 1750P), Weekly VRDNs (Texas PSFG Program GTD)/(AMBAC, FGIC, FSA, MBIA Insurance Corp. INS) and JPMorgan Chase Bank, N.A. LIQs), 4.140%, 5/3/2007	43,955,000
151,205,000	[3,4]	Puttable Floating Option Tax-Exempt Receipts (P-Floats+ Series EC-001), VRDNs (AMBAC, FGIC, FSA, MBIA Insurance Corp. INS) and Merrill Lynch & Co., Inc. LIQs), 4.170%, 5/3/2007	151,205,000
339,910,000	[3,4]	Puttable Floating Option Tax-Exempt Receipts (P-Floats+ Series EC-002), VRDNs (Merrill Lynch & Co., Inc. LIQ), 4.170%, 5/3/2007	339,910,000
30,105,000	[3,4]	TICs/TOCs MuniMae Trust (Series 2002-1M), Weekly VRDNs (MBIA Insurance Corp. INS)/(Bayerische Landesbank (GTD) LIQ), 3.970%, 5/3/2007	30,105,000
		TOTAL	643,148,227
		Nebraska--0.0%
2,045,000	[3,4]	Nebraska Public Power District, ROCs (Series 9000), Weekly VRDNs (AMBAC INS)/ (Citigroup, Inc. LIQ), 3.980%, 5/3/2007	2,045,000
		Nevada--0.9%
21,275,000	[3,4]	Clark County, NV, School District, (Series 2006-1356), Weekly VRDNs (FGIC INS)/(Morgan Stanley LIQ), 3.970%, 5/3/2007	21,275,000
19,990,000	[3,4]	Clark County, NV, PUTTERs (Series 1353), Weekly VRDNs (FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.980%, 5/3/2007	19,990,000
18,720,000	[3,4]	Las Vegas Valley, NV, Water District, MERLOTS (Series 2003 B-10), Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), 3.990%, 5/2/2007	18,720,000
5,370,000	[3,4]	Nevada State Highway Improvement Authority, (PZ-152), Weekly VRDNs (FSA INS)/(Merrill Lynch & Co., Inc. LIQ), 3.990%, 5/3/2007	5,370,000
9,300,000	[3,4]	Truckee Meadows, NV, Water Authority, ROCs (Series 6078), Weekly VRDNs (FSA INS)/ (Citigroup, Inc. LIQ), 3.980%, 5/3/2007	9,300,000
3,750,000		Truckee Meadows, NV, Water Authority, (Series 2006A), 3.65% CP (Lloyds TSB Bank PLC, London LOC), Mandatory Tender 6/8/2007	3,750,000
		TOTAL	78,405,000
		New Hampshire--1.6%
90,000,000		New Hampshire Health and Education Facilities Authority, (Series 2007A), Daily VRDNs (Dartmouth College, NH)/(JPMorgan Chase Bank, N.A. LIQ), 4.100%, 5/1/2007	90,000,000
51,900,000		New Hampshire Health and Education Facilities Authority, (Series 2007B), Daily VRDNs (Dartmouth College, NH)/(JPMorgan Chase Bank, N.A. LIQ), 4.100%, 5/1/2007	51,900,000
		TOTAL	141,900,000
		New Jersey--4.3%
10,914,500		Carteret, NJ, 4.00% BANs, 10/25/2007	10,932,866
11,860,000	[3,4]	Delaware River Port Authority Revenue, PUTTERs (Series 144), Weekly VRDNs (FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.960%, 5/3/2007	11,860,000
11,000,000		East Brunswick Township, NJ, 4.50% BANs, 5/11/2007	11,002,324
30,000,000		Essex, NJ, 4.50% BANs, 8/21/2007	30,079,938
19,100,000		Gloucester County, NJ, (Series A), 4.25% BANs, 10/19/2007	19,146,176
9,059,000		Harding Township, NJ, 4.375% BANs, 8/17/2007	9,078,514
21,200,000		Lakewood Township, NJ, (Series 2007A), 4.00% BANs, 2/29/2008	21,250,638
4,316,325		Marlboro Township, NJ, 4.00% BANs, 4/11/2008	4,330,480
10,606,000		New Brunswick, NJ, 4.50% BANs, 7/10/2007	10,618,911
6,600,000		New Jersey Health Care Facilities Financing Authority, (Series A-2), Weekly VRDNs (Christian Health Care Center)/(Valley National Bank, Passaic, NJ LOC), 3.920%, 5/3/2007	6,600,000
20,635,000	[3,4]	New Jersey State Transportation Trust Fund Authority, Class A Certificates (Series 268), Weekly VRDNs (AMBAC INS)/(Bear Stearns Cos., Inc. LIQ), 3.980%, 5/3/2007	20,635,000
21,440,000	[3,4]	New Jersey State Transportation Trust Fund Authority, PUTTERs (Series 241), Weekly VRDNs (FSA INS)/(J.P. Morgan Chase & Co. LIQ), 3.960%, 5/3/2007	21,440,000
9,410,000	[3,4]	New Jersey State Transportation Trust Fund Authority, RBC Floater Certificates (Series I-1), Weekly VRDNs (FSA INS)/(Royal Bank of Canada, Montreal LIQ), 3.970%, 5/3/2007	9,410,000
20,820,000		New Jersey State, (Series Fiscal 2007A), 4.50% TRANs, 6/22/2007	20,837,775
30,000,000		Newark, NJ, (Series 2006A-B), 4.00% BANs, 6/15/2007	30,001,830
30,860,000		Newark, NJ, General Improvement & School Promissory Notes (Series 2007A-B), 4.00% BANs, 1/24/2008	30,925,677
20,073,000		Newark, NJ, General Improvement Notes (Series 2007D), 4.00% BANs, 4/25/2008	20,126,204
10,000,000		Piscataway Township, NJ, 4.25% BANs, 7/24/2007	10,014,486
10,428,250		Red Bank, NJ, 4.50% BANs, 7/31/2007	10,445,822
11,915,598		South Orange VIllage Township, NJ, 4.00% BANs, 4/23/2008	11,954,867
14,927,500		South River, NJ, 4.00% BANs, 12/4/2007	14,964,342
2,200,000		Springfield Township, NJ, 4.50% BANs, 8/17/2007	2,205,020
39,000,000	[3,4]	Tobacco Settlement Financing Corp., NJ, (MT-359), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.980%, 5/3/2007	39,000,000
15,000,000	[3,4]	Tobacco Settlement Financing Corp., NJ, PUTTERs (Series 1734), Weekly VRDNs (J.P. Morgan Chase & Co. LIQ)/(United States Treasury PRF), 3.980%, 5/3/2007	15,000,000
		TOTAL	391,860,870
		New York--7.1%
12,000,000		Liverpool, NY Central School District, (Series 2006A), 4.50% BANs, 6/29/2007	12,015,991
11,300,000	[3,4]	Metropolitan Transportation Authority, NY, (Series 1662), Weekly VRDNs (MTA Transportation Revenue)/(FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.960%, 5/3/2007	11,300,000
21,100,000	[3,4]	Metropolitan Transportation Authority, NY, MERLOTS (Series 1997C), Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ), 3.990%, 5/2/2007	21,100,000
170,600,000		New York City, NY, IDA, Liberty Revenue Bonds (Series 2004 A), Weekly VRDNs (One Bryant Park LLC)/(Bayerische Landesbank (GTD) INV)/(Bank of America N.A. and Citibank NA, New York LOCs), 3.970%, 5/2/2007	170,600,000
61,100,000		New York City, NY, IDA, Liberty Revenue Bonds (Series 2004 B), Daily VRDNs (One Bryant Park LLC)/(Bayerische Landesbank (GTD) INV)/(Bank of America N.A. and Citibank NA, New York LOCs), 4.040%, 5/1/2007	61,100,000
125,000,000		New York City, NY, Municipal Water Finance Authority, (Series 1), 3.77% CP, Mandatory Tender 5/17/2007	125,000,000
4,100,000		New York City, NY, Municipal Water Finance Authority, (Series 2001 F-1), Daily VRDNs (Dexia Credit Local LIQ), 4.080%, 5/1/2007	4,100,000
15,000,000		New York City, NY, Municipal Water Finance Authority, (Series 5), 3.70% CP, Mandatory Tender 6/14/2007	15,000,000
20,000,000		New York City, NY, Municipal Water Finance Authority, (Series 5), 3.70% CP, Mandatory Tender 8/8/2007	20,000,000
40,000,000		New York City, NY, Municipal Water Finance Authority, (Series 6), 3.82% CP, Mandatory Tender 5/16/2007	40,000,000
17,000,000		New York City, NY, Transitional Finance Authority, New York City Recovery Bonds (2003 Series 3-F), Daily VRDNs (Royal Bank of Canada, Montreal LIQ), 3.990%, 5/1/2007	17,000,000
25,675,000		New York City, NY, Transitional Finance Authority, New York City Recovery Bonds (2003 Subseries 3-B), Daily VRDNs (Citibank NA, New York LIQ), 4.080%, 5/1/2007	25,675,000
22,245,000	[3,4]	New York City, NY, (PT-3844), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.970%, 5/3/2007	22,245,000
30,000,000	[3,4]	New York City, NY, ROCs (Series 251), Weekly VRDNs (Citigroup Global Markets Holdings, Inc. GTD)/(Citigroup, Inc. LIQ), 3.990%, 5/3/2007	30,000,000
2,380,000	[3,4]	New York Liberty Development Corp., (PT-3843), Weekly VRDNs (Goldman Sachs Group, Inc.)/(Merrill Lynch & Co., Inc. LIQ), 3.970%, 5/3/2007	2,380,000
10,360,000	[3,4]	New York State Thruway Authority, ROCs (Series 562), Weekly VRDNs (New York State Personal Income Tax Revenue Bond Fund)/(Citibank NA, New York LIQ), 3.970%, 5/3/2007	10,360,000
7,595,930		Poughkeepsie City, NY, (Series 2006A), 4.50% BANs, 7/19/2007	7,606,682
18,995,000	[3,4]	TSASC, Inc. NY, Tobacco Settlement Asset-Backed Bonds (PA-1355), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.980%, 5/3/2007	18,995,000
27,175,000	[3,4]	Triborough Bridge & Tunnel Authority, NY, PUTTERs (Series 304), Weekly VRDNs (MBIA Insurance Corp. INS)/(J.P. Morgan Chase & Co. LIQ), 3.960%, 5/3/2007	27,175,000
		TOTAL	641,652,673
		North Carolina--0.2%
13,000,000		Charlotte, NC, Water & Sewer System, 3.65% CP (DePfa Bank PLC LIQ), Mandatory Tender 11/1/2007	13,000,000
10,000,000		Union County, NC, 3.66% CP (Wachovia Bank N.A. LIQ), Mandatory Tender 5/18/2007	10,000,000
		TOTAL	23,000,000
		Ohio--4.0%
8,500,000	[3,4]	ABN AMRO MuniTOPS Certificates Trust (Ohio Non-AMT),(Series 2004-14), Weekly VRDNs (Columbus, OH City School District)/(FSA INS)/(ABN AMRO Bank NV, Amsterdam LIQ), 3.970%, 5/3/2007	8,500,000
1,220,000		Akron, Bath & Copley, OH Joint Township, Weekly VRDNs (Visiting Nurses)/(National City Bank LOC), 4.060%, 5/3/2007	1,220,000
7,425,000		Akron, Bath & Copley, OH Joint Township, (Series 2002), Weekly VRDNs (Sumner on Ridgewood, Inc.)/(KBC Bank N.V. LOC), 3.960%, 5/3/2007	7,425,000
15,330,000		Ashland County, OH, (Series 2005), Weekly VRDNs (Brethren Care, Inc.)/(FirstMerit Bank, N.A. LOC), 3.970%, 5/3/2007	15,330,000
3,275,000	[3,4]	Cincinnati City School District, OH, PUTTERs (Series 315), Weekly VRDNs (FSA INS)/ (JPMorgan Chase Bank, N.A. LIQ), 3.980%, 5/3/2007	3,275,000
2,265,000	[3,4]	Cincinnati City School District, OH, ROCs (Series 9033), Weekly VRDNs (FGIC INS)/ (Citigroup, Inc. LIQ), 3.980%, 5/3/2007	2,265,000
4,015,000	[3,4]	Cleveland, OH Waterworks, MERLOTS (Series 2001-A24), Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), 3.990%, 5/2/2007	4,015,000
5,000,000		Cuyahoga County, OH, Health Care Facilities, (Series 2006), Weekly VRDNs (Visiting Nurse Association Health Care Partners of Ohio)/(National City Bank LOC), 3.960%, 5/3/2007	5,000,000
3,840,000		Cuyahoga County, OH, Hospital Authority, (Series 1998-II), Weekly VRDNs (W.O. Walker Center, Inc.)/(AMBAC INS)/(Key Bank, N.A. LIQ), 3.990%, 5/2/2007	3,840,000
5,000,000		Cuyahoga County, OH, IDA, (Series A-1 Remarketing), Weekly VRDNs (University School)/(Key Bank, N.A. LOC), 3.960%, 5/3/2007	5,000,000
3,900,000		Cuyahoga County, OH, (Series 2002), Weekly VRDNs (The Health Museum of Cleveland)/(Key Bank, N.A. LOC), 3.960%, 5/3/2007	3,900,000
4,655,000		Cuyahoga, OH, Community College District, (Series 2002B), Weekly VRDNs (AMBAC INS)/(Key Bank, N.A. LIQ), 3.960%, 5/3/2007	4,655,000
1,250,000		Dublin, OH, Industrial Development Refunding Revenue Bonds (Series 1997), Weekly VRDNs (Witco Corp.)/(Bank of America N.A. LOC), 3.970%, 5/3/2007	1,250,000
7,485,000	[3,4]	Erie County, OH, Hospital Facilities, (MT-253), Weekly VRDNs (Firelands Regional Medical Center)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 4.000%, 5/3/2007	7,485,000
2,900,000		Franklin County, OH, Health Care Facilities, (Series 1999 A), Weekly VRDNs (National Church Residences)/(Key Bank, N.A. LOC), 3.940%, 5/3/2007	2,900,000
7,250,000		Franklin County, OH, Health Care Facilities, (Series 2004), Weekly VRDNs (Creekside at the Village)/(Key Bank, N.A. LOC), 3.960%, 5/3/2007	7,250,000
6,085,000		Franklin County, OH, Health Care Facilities, (Series 2004), Weekly VRDNs (Willow Brook Christian Communities)/(Fifth Third Bank, Cincinnati LOC), 3.960%, 5/3/2007	6,085,000
14,705,000		Franklin County, OH, Health Care Facilities, (Series 2005), Weekly VRDNs (First Community Village)/(KBC Bank N.V. LOC), 3.950%, 5/3/2007	14,705,000
4,540,000		Franklin County, OH, Health Care Facilities, (Series 2005), Weekly VRDNs (Traditions Health Care Obligated Group)/(U.S. Bank, N.A. LOC), 3.940%, 5/3/2007	4,540,000
10,000,000		Franklin County, OH, Health Care Facilities, (Series 2006A), Weekly VRDNs (Ohio Presbyterian Retirement Services)/(Radian Asset Assurance INS)/(National City Bank LIQ), 3.990%, 5/3/2007	10,000,000
3,200,000		Franklin County, OH, Health Care Facilities, (Series 2006B), Weekly VRDNs (Ohio Presbyterian Retirement Services)/(National City Bank LOC), 3.970%, 5/3/2007	3,200,000
2,465,000		Franklin County, OH, Health Care Facilities, Refunding & Improvement Revs (Series 2002 B), Weekly VRDNs (Ohio Presbyterian Retirement Services)/(National City Bank LOC), 3.970%, 5/3/2007	2,465,000
4,500,000		Franklin County, OH, IDA, Weekly VRDNs (Heekin Can, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 3.950%, 5/1/2007	4,500,000
28,800,000		Hamilton County, OH, (Series 2004), Weekly VRDNs (Block 3 Project)/(Bank of New York and Citizens Bank of Pennsylvania LOCs), 4.000%, 5/3/2007	28,800,000
10,000,000		Hamilton County, OH, (Series 2004) Weekly VRDNs (Stratford Heights)/(Bank of New York and Citizens Bank of Pennsylvania LOCs), 4.000%, 5/3/2007	10,000,000
38,000,000		Hamilton, OH, City School District, 4.25% BANs, 6/6/2007	38,022,092
4,500,000		Hilliard, OH, School District, 4.50% BANs, 6/14/2007	4,504,448
8,298,230		Huber Heights, OH, 4.00% BANs, 3/12/2008	8,321,004
6,445,000		Knox County, OH, (Series 2004), Weekly VRDNs (Knox Community Hospital)/(National City Bank LOC), 3.960%, 5/3/2007	6,445,000
12,300,000		Lake County, OH, Weekly VRDNs (Lake County, OH Hospital System, Inc.)/(Radian Asset Assurance INS)/(Bank of America N.A. LIQ), 3.990%, 5/2/2007	12,300,000
9,260,000		Lima, OH, 4.06% BANs, 5/1/2008	9,289,354
4,680,000		Lima, OH, 4.50% BANs, 5/3/2007	4,680,185
6,520,000		Lorain County, OH, EDA, Weekly VRDNs (Lake Ridge Academy)/(National City Bank LOC), 4.170%, 5/3/2007	6,520,000
4,410,000		Louisville, OH, (Series 1999A), Weekly VRDNs (St. Joseph Care Center)/(FirstMerit Bank, N.A. LOC), 4.150%, 5/3/2007	4,410,000
4,805,000		Louisville, OH, (Series 1999B), Weekly VRDNs (St. Joseph Care Center)/(FirstMerit Bank, N.A. LOC), 4.150%, 5/3/2007	4,805,000
7,400,000		Lucas County, OH, IDA, Weekly VRDNs (Kroger Co.)/(U.S. Bank, N.A. LOC), 4.020%, 5/3/2007	7,400,000
11,200,000		Lucas County, OH, Weekly VRDNs (Lutheran Homes Society)/(Fifth Third Bank, Cincinnati LOC), 4.010%, 5/3/2007	11,200,000
8,610,000		Madison County, OH, (Series 2005), Weekly VRDNs (Madison County Hospital, Inc.)/(Key Bank, N.A. LOC), 3.960%, 5/3/2007	8,610,000
1,140,000		Marion County, OH, Health Care Facilities, Weekly VRDNs (Marion Area Counseling Center, Inc.)/(Huntington National Bank, Columbus, OH LOC), 4.120%, 5/3/2007	1,140,000
2,350,000		Middletown, OH, Weekly VRDNs (Bishop Fenwick High School)/(JPMorgan Chase Bank, N.A. LOC), 3.950%, 5/2/2007	2,350,000
6,495,000	[3,4]	Middletown, OH, (MT-239) ,Weekly VRDNs (Middletown Regional Hospital)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 4.010%, 5/3/2007	6,495,000
930,000		Ohio State Higher Educational Facilities Commission, (Series A), Weekly VRDNs (John Carroll University, OH)/(Allied Irish Banks PLC LOC), 3.950%, 5/3/2007	930,000
5,695,000	[3,4]	Ohio State Turnpike Commission, Floater Certificates 1998-71, Weekly VRDNs (FGIC INS)/(Morgan Stanley LIQ), 3.970%, 5/3/2007	5,695,000
4,000,000		Pike County, OH, Health Care Facilities, (Series 2005), Weekly VRDNs (Bristol Village Homes)/(Key Bank, N.A. LOC), 3.940%, 5/3/2007	4,000,000
6,000,000		Port of Greater Cincinnati, OH, Development Authority, (Series 2003A), Weekly VRDNs (National Underground Railroad Freedom Center, Inc.)/(Fifth Third Bank, Cincinnati, JPMorgan Chase Bank, N.A. and U.S. Bank, N.A. LOCs), 3.930%, 5/2/2007	6,000,000
4,655,000		Ross County, OH, Weekly VRDNs (Adena Health System)/(Huntington National Bank, Columbus, OH LOC), 4.110%, 5/3/2007	4,655,000
5,385,000		Seneca County, OH, Health Care Facilities, Revenue Refunding and Improvement Bonds (Series 2003), Weekly VRDNs (Good Shepherd Home)/(Fifth Third Bank, Cincinnati LOC), 3.980%, 5/3/2007	5,385,000
1,970,000		Summit County, OH, (Series 1996), Weekly VRDNs (United Disability Services, Inc.)/ (FirstMerit Bank, N.A. LOC), 4.170%, 5/3/2007	1,970,000
5,235,000		Summit County, OH, (Series 2002,), Weekly VRDNs (The Western Reserve Academy)/(Key Bank, N.A. LOC), 3.960%, 5/3/2007	5,235,000
6,900,000		Toledo, OH, (Series 2007), Weekly VRDNs (State Street Bank and Trust Co. LOC), 3.930%, 5/3/2007	6,900,000
4,900,000		Trumbull County, OH, Sewer District, 4.00% BANs, 3/27/2008	4,915,818
3,595,000		Village of Holland, OH, (Series 2001), Weekly VRDNs (Anne Grady Corp.)/(Fifth Third Bank, Cincinnati LOC), 3.950%, 5/3/2007	3,595,000
840,000		Wayne County, OH, Health Care Facility Revenue Bonds (Series 1995), Weekly VRDNs (D & M Realty)/(JPMorgan Chase Bank, N.A. LOC), 3.950%, 5/3/2007	840,000
6,665,000		Wooster, OH, Health Care Facilities Revenue Bonds (Series 2003), Weekly VRDNs (West View Manor)/(Fifth Third Bank, Cincinnati LOC), 4.000%, 5/3/2007	6,665,000
		TOTAL	360,882,901
		Oklahoma--0.5%
2,400,000		Oklahoma Development Finance Authority, (Series 2001), Weekly VRDNs (Oklahoma Centennial Fund, Inc.)/(Bank of America N.A. LOC), 4.020%, 5/3/2007	2,400,000
7,075,000		Oklahoma Industries Authority, (Series 2005), Weekly VRDNs (Oklahoma Christian University)/(LaSalle Bank, N.A. LOC), 3.950%, 5/3/2007	7,075,000
7,100,000		Oklahoma State Industries Authority, (Series 2002), Weekly VRDNs (American Cancer Society, Inc.)/(Bank of America N.A. LOC), 4.000%, 5/3/2007	7,100,000
3,645,000		Oklahoma State Turnpike Authority, (Series 2006D), Weekly VRDNs (XL Capital Assurance Inc. INS)/(Banco Bilbao Vizcaya Argentaria SA, Fortis Bank SA/NV and Lloyds TSB Bank PLC, London LIQs), 3.900%, 5/3/2007	3,645,000
7,885,000		Payne County, OK, EDA, (Series 2005), Weekly VRDNs (OSUF Phase III Student Housing LLC)/(AMBAC INS)/(Dexia Credit Local LIQ), 3.970%, 5/3/2007	7,885,000
11,290,000		Tulsa County, OK, Industrial Authority, (Series 2002A), Daily VRDNs (Montereau in Warren Woods)/(BNP Paribas SA LOC), 4.100%, 5/1/2007	11,290,000
3,000,000	[3,4]	Tulsa, OK, International Airport, Variable Rate Certificates (Series 1997B-2), Weekly VRDNs (MBIA Insurance Corp. INS)/(Bank of America N.A. LIQ), 4.070%, 5/3/2007	3,000,000
		TOTAL	42,395,000
		Oregon--0.4%
23,170,000	[3,4]	Oregon State, ROCs (Series 855), Weekly VRDNs (Citibank NA, New York LIQ), 3.980%, 5/3/2007	23,170,000
6,500,000		Portland, OR, Economic Development Revenue Board, (Series 2003-A), Weekly VRDNs (Broadway Housing LLC)/(AMBAC INS)/(Key Bank, N.A. LIQ), 3.960%, 5/3/2007	6,500,000
3,570,000	[3,4]	Portland, OR, Sewer System, PUTTERs (Series 1343), Weekly VRDNs (MBIA Insurance Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.980%, 5/3/2007	3,570,000
		TOTAL	33,240,000
		Pennsylvania--4.9%
6,000,000	[3,4]	ABN AMRO MuniTOPS Certificates Trust (Pennsylvania Non-AMT)/(Series 2003-24), Weekly VRDNs (Philadelphia, PA School District)/(FSA INS)/(ABN AMRO Bank NV, Amsterdam LIQ), 3.980%, 5/3/2007	6,000,000
12,205,000	[3,4]	ABN AMRO MuniTOPS Certificates Trust (Pennsylvania Non-AMT)/(Series 2007-47), Weekly VRDNs (Lancaster, PA)/(AMBAC INS)/(ABN AMRO Bank NV, Amsterdam LIQ), 3.990%, 5/3/2007	12,205,000
4,710,000		Allegheny County, PA, HDA, (Series 1990 D), Weekly VRDNs (Presbyterian University Hospital)/(MBIA Insurance Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.930%, 5/3/2007	4,710,000
10,005,000		Allegheny County, PA, HDA, (Series 2005B), Weekly VRDNs (Children's Institute of Pittsburgh)/(Citizens Bank of Pennsylvania LOC), 3.940%, 5/3/2007	10,005,000
6,845,000		Allegheny County, PA, HDA, (Series B1), Weekly VRDNs (Presbyterian University Hospital)/ (JPMorgan Chase Bank, N.A. LOC), 3.930%, 5/3/2007	6,845,000
2,500,000		Allegheny County, PA, IDA, (Series 1992), Weekly VRDNs (Eleven Parkway Center Associates)/(National City Bank LOC), 3.940%, 5/3/2007	2,500,000
2,700,000		Allegheny County, PA, IDA, (Series 2002), Weekly VRDNs (Our Lady of the Sacred Heart High School)/(PNC Bank, N.A. LOC), 3.960%, 5/3/2007	2,700,000
4,000,000		Allegheny County, PA, IDA, (Series 2005), Weekly VRDNs (Carnegie Museums of Pittsburgh)/(Citizens Bank of Pennsylvania LOC), 3.930%, 5/3/2007	4,000,000
525,000		Allegheny County, PA, IDA, (Series B of 1997), Weekly VRDNs (Jewish Community Center)/(National City Bank LOC), 4.010%, 5/3/2007	525,000
6,200,000		Allegheny County, PA, IDA, (Series B), Weekly VRDNs (Zoological Society of Pittsburgh)/ (PNC Bank, N.A. LOC), 3.940%, 5/3/2007	6,200,000
5,000,000		Allegheny County, PA, IDA, (Series of 2002), Weekly VRDNs (Carnegie Museums of Pittsburgh)/(Citizens Bank of Pennsylvania LOC), 3.930%, 5/3/2007	5,000,000
10,000,000		Beaver County, PA, IDA, (Series 2006-B), Weekly VRDNs (FirstEnergy Generation Corp.)/ (Barclays Bank PLC LOC), 3.960%, 5/2/2007	10,000,000
3,900,000		Bermudian Springs, PA, School District, (Series 2005), Weekly VRDNs (FSA INS)/(Royal Bank of Canada, Montreal LIQ), 3.940%, 5/3/2007	3,900,000
17,000,000		Bethlehem, PA, Area School District, (Series 2007), Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 3.950%, 5/3/2007	17,000,000
980,000		Butler County, PA, IDA, (Series 2000A), Weekly VRDNs (Concordia Lutheran Ministries)/(Radian Asset Assurance INS)/(Bank of America N.A. LIQ), 3.970%, 5/3/2007	980,000
1,350,000		Butler County, PA, IDA, (Series A of 2004), Weekly VRDNs (Concordia Lutheran Ministries)/(Bank of America N.A. LOC), 3.970%, 5/3/2007	1,350,000
700,000		Central Bucks, PA, School District, (Series 2000A), Weekly VRDNs (FGIC INS)/(Dexia Credit Local LIQ), 3.970%, 5/3/2007	700,000
7,250,000		Chester County, PA, IDA, (Series of 2003), Weekly VRDNs (West Chester University)/ (Citizens Bank of Pennsylvania LOC), 3.990%, 5/2/2007	7,250,000
8,400,000		Clearfield County, PA, IDA, (Series 2002), Weekly VRDNs (Dubois Area Catholic School)/ (PNC Bank, N.A. LOC), 3.940%, 5/3/2007	8,400,000
5,000,000	[3,4]	Commonwealth of Pennsylvania, (Series 2001-JPMC5), Weekly VRDNs (J.P. Morgan Chase & Co. LIQ), 3.960%, 5/2/2007	5,000,000
4,523,000	[3,4]	Commonwealth of Pennsylvania, Floater Certificates (Series 2001-696), Weekly VRDNs (FSA INS)/(Morgan Stanley LIQ), 3.970%, 5/3/2007	4,523,000
6,000,000		Cumberland County, PA, Municipal Authority, (Series 1993), Weekly VRDNs (Presbyterian Homes, Inc.)/(KBC Bank N.V. LOC), 3.930%, 5/3/2007	6,000,000
3,200,000		Cumberland County, PA, (Series of 2001), Weekly VRDNs (AMBAC INS)/(Wachovia Bank N.A. LIQ), 3.970%, 5/3/2007	3,200,000
3,180,000		Dallastown Area School District, PA, (Series 1998), Weekly VRDNs (FGIC INS)/(BNP Paribas SA LIQ), 3.940%, 5/3/2007	3,180,000
7,500,000		Dallastown Area School District, PA, (Series 2006), Weekly VRDNs (FSA INS)/(BNP Paribas SA LIQ), 3.940%, 5/3/2007	7,500,000
18,650,000		Dauphin County, PA, General Authority, Education and Health Loan Program, (Series 1997), Weekly VRDNs (AMBAC INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.970%, 5/3/2007	18,650,000
9,800,000		Dauphin County, PA, IDA, (Series 2005), Weekly VRDNs (WITF, Inc.)/(Citizens Bank of Pennsylvania LOC), 3.950%, 5/4/2007	9,800,000
4,200,000		Delaware County, PA, Authority, Hospital Revenue Bonds (Series of 1996), Weekly VRDNs (Crozer-Chester Medical Center)/(KBC Bank N.V. LOC), 3.880%, 5/2/2007	4,200,000
13,945,000	[3,4]	Delaware Valley, PA, Regional Finance Authority, (Series 5005 BBT), Weekly VRDNs (AMBAC INS)/(Branch Banking & Trust Co. LIQ), 3.970%, 5/3/2007	13,945,000
4,555,000	[3,4]	Delaware Valley, PA, Regional Finance Authority, Variable Rate Certificates (Series 2002E), Weekly VRDNs (AMBAC INS)/(Bank of America N.A. LIQ), 3.980%, 5/3/2007	4,555,000
6,500,000		Doylestown Hospital Authority, PA, (Series 1998 B), Weekly VRDNs (Doylestown Hospital, PA)/(AMBAC INS)/(PNC Bank, N.A. LIQ), 4.050%, 5/3/2007	6,500,000
11,965,000		Erie County, PA, Hospital Authority, Weekly VRDNs (St. Vincent Health System)/ (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 4.040%, 5/3/2007	11,965,000
7,000,000		Franklin County, PA, IDA, (Series of 2006), Weekly VRDNs (Menno-Haven, Inc.)/(Wachovia Bank N.A. LOC), 3.990%, 5/3/2007	7,000,000
9,400,000		Horizon Hospital System Authority, PA, (Series 2002), Weekly VRDNs (St. Paul Homes)/ (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.970%, 5/3/2007	9,400,000
6,300,000		Lancaster, PA Municipal Authority, (Series C of 2006), Weekly VRDNs (Garden Spot Village)/(Fulton Bank LOC), 3.990%, 5/2/2007	6,300,000
2,844,000		Lawrence County, PA, IDA, (Series 2003), Weekly VRDNs (Villa Maria Retirement Center)/ (Allied Irish Banks PLC LOC), 3.960%, 5/3/2007	2,844,000
5,295,000		Lebanon County, PA, Health Facilities Authority, (Series 1999), Weekly VRDNs (United Church of Christ Homes, Inc.)/(Wachovia Bank N.A. LOC), 3.950%, 5/3/2007	5,295,000
10,700,000	[3,4]	Lehigh County, PA, General Purpose Authority, Roc (Series 862CE), Weekly VRDNs (St. Lukes Hospital of Bethlehem)/(Citibank NA, New York LIQ)/(Citibank NA, New York LOC), 3.980%, 5/3/2007	10,700,000
6,495,000		Lehigh County, PA, General Purpose Authority, (Series 2000), Weekly VRDNs (The Good Shepherd Group)/(AMBAC INS)/(Wachovia Bank N.A. LIQ), 4.000%, 5/3/2007	6,495,000
5,000,000		Luzerne County, PA, (Series 2004), Weekly VRDNs (PNC Bank, N.A. LOC), 3.940%, 5/3/2007	5,000,000
3,780,000		Moon, PA, IDA, (Series 2005), Weekly VRDNs (YMCA of Greater Pittsburgh)/(PNC Bank, N.A. LOC), 3.940%, 5/3/2007	3,780,000
3,400,000		Pennsylvania EDFA, (Series 1995 B), Weekly VRDNs (Morrisons Cove Home)/(PNC Bank, N.A. LOC), 4.000%, 5/2/2007	3,400,000
700,000		Pennsylvania EDFA, (Series 1996 E), Weekly VRDNs (Adelphoi, Inc.)/(PNC Bank, N.A. LOC), 3.940%, 5/3/2007	700,000
7,900,000		Pennsylvania State Higher Education Facilities Authority, (Series 2001 H5), Weekly VRDNs (Keystone College)/(PNC Bank, N.A. LOC), 3.940%, 5/3/2007	7,900,000
3,000,000		Pennsylvania State Higher Education Facilities Authority, (Series 2002B), Weekly VRDNs (Drexel University)/(Landesbank Hessen-Thueringen (GTD) LOC), 3.910%, 5/3/2007	3,000,000
7,100,000		Pennsylvania State Higher Education Facilities Authority, (Series H1), Weekly VRDNs (Beaver College, PA)/(Allied Irish Banks PLC LOC), 3.940%, 5/3/2007	7,100,000
600,000		Pennsylvania State Higher Education Facilities Authority, (Series J1), Weekly VRDNs (Juniata College)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.940%, 5/3/2007	600,000
6,950,000	[3,4]	Pennsylvania State Higher Education Facilities Authority, ROCs (Series 1018), Weekly VRDNs (AMBAC INS)/(Citigroup, Inc. LIQ), 3.980%, 5/3/2007	6,950,000
6,050,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series E4), Weekly VRDNs (Washington & Jefferson College)/(National City Bank LOC), 3.960%, 5/3/2007	6,050,000
1,000,000		Pennsylvania State University, (Series 2002), Weekly VRDNs (Toronto Dominion Bank LIQ), 3.910%, 5/3/2007	1,000,000
3,400,000		Philadelphia, PA, Authority for Industrial Development, (Series 1998), Weekly VRDNs (Philadelphia Academy of Music)/(Wachovia Bank N.A. LOC), 3.940%, 5/3/2007	3,400,000
3,370,000		Philadelphia, PA, Hospitals & Higher Education Facilities Authority, (Series 2004), Weekly VRDNs (Philadelphia Protestant Home)/(Bank of America N.A. LOC), 3.950%, 5/3/2007	3,370,000
72,000,000		Philadelphia, PA, School District, 4.50% TRANs (Bank of America N.A. LOC), 6/29/2007	72,080,688
42,000,000		Philadelphia, PA, (Series A of 2006-2007), 4.50% TRANs, 6/29/2007	42,047,831
3,815,000	[3,4]	Scranton-Lackawanna, PA, Health & Welfare Authority, MERLOTS (Series 2002-A18), Weekly VRDNs (University of Scranton)/(AMBAC INS)/(Wachovia Bank N.A. LIQ), 3.990%, 5/2/2007	3,815,000
4,600,000		Southcentral PA, General Authority, (Series 2003), Weekly VRDNs (AMBAC INS)/(RBC Centura Bank LIQ), 3.970%, 5/3/2007	4,600,000
9,000,000		Southcentral PA, General Authority, (Series 2005), Weekly VRDNs (Hanover Lutheran Retirement Village, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.970%, 5/4/2007	9,000,000
		TOTAL	441,115,519
		Rhode Island--0.2%
15,000,000		Cumberland, RI, 4.00% BANs, 5/15/2008	15,052,350
5,000,000		Tiverton, RI, 4.35% BANs, 8/16/2007	5,009,898
		TOTAL	20,062,248
		South Carolina--1.0%
5,882,500	[3,4]	Berkeley County, SC, School District, Floater Certificates (Series 2001-656), Weekly VRDNs (FSA INS)/(Morgan Stanley LIQ), 3.970%, 5/3/2007	5,882,500
64,595,000	[3,4]	Medical University of South Carolina Hospital Authority, AUSTIN (Series 2005A), Weekly VRDNs (MBIA Insurance Corp. INS)/(Bank of America N.A. LIQ), 3.970%, 5/3/2007	64,595,000
485,000		South Carolina Jobs-EDA, (Series 2001), Weekly VRDNs (Sisters of Charity Providence Hospitals)/(Wachovia Bank N.A. LOC), 3.950%, 5/3/2007	485,000
4,900,000		South Carolina Jobs-EDA, (Series 2002), Weekly VRDNs (Carolina Piedmont Foundation, Inc.)/(Bank of America N.A. LOC), 4.000%, 5/3/2007	4,900,000
4,000,000		South Carolina Jobs-EDA, (Series 2006), Weekly VRDNs (Carolina Community Care, Inc.)/ (National Bank of South Carolina LOC), 3.970%, 5/3/2007	4,000,000
9,110,000		South Carolina Jobs-EDA, (Series 2006B), Weekly VRDNs (Oconee Memorial Hospital, Inc.)/ (Wachovia Bank N.A. LOC), 3.950%, 5/3/2007	9,110,000
35,000	[3,4]	South Carolina Transportation Infrastructure Bank, (Series 2006-1359), Weekly VRDNs (AMBAC INS)/(Morgan Stanley LIQ), 3.970%, 5/3/2007	35,000
		TOTAL	89,007,500
		Tennessee--2.6%
10,000,000		Blount County, TN, Public Building Authority, (Series 2006D-8-B), Daily VRDNs (Morristown, TN)/(XL Capital Assurance Inc. INS)/(DePfa Bank PLC LIQ), 4.120%, 5/1/2007	10,000,000
3,300,000		Blount County, TN, Public Building Authority, Local Government Public Improvement Bonds (Series D7-B), Daily VRDNs (Hawkins County, TN)/(XL Capital Assurance Inc. INS)/(DePfa Bank PLC LIQ), 4.120%, 5/1/2007	3,300,000
6,600,000		Chattanooga, TN, HEFA, Weekly VRDNs (Sisken Hospital)/(Bank of America N.A. LOC), 4.040%, 5/3/2007	6,600,000
4,100,000		Chattanooga, TN, IDB, (Series 1997), Weekly VRDNs (YMCA)/(SunTrust Bank LOC), 3.960%, 5/2/2007	4,100,000
17,310,000	[3,4]	Elizabethton, TN, Health & Educational Facilities Board, (MERLOTS 2000 GG), Weekly VRDNs (Mountain States Health Alliance)/(MBIA Insurance Corp. INS)/(Bank of New York LIQ), 3.990%, 5/2/2007	17,310,000
4,600,000		Hendersonville, TN, IDB, (Series 2000), Weekly VRDNs (Pope John Paul II High School, Inc.)/(SunTrust Bank LOC), 3.960%, 5/2/2007	4,600,000
4,250,000		Jackson, TN, Energy Authority, (Series 2002), Weekly VRDNs (Jackson, TN Gas System)/ (FSA INS)/(SunTrust Bank LIQ), 3.950%, 5/2/2007	4,250,000
5,700,000		Knox County, TN, Health Education & Housing Facilities Board, (Series 2000), Weekly VRDNs (Episcopal School of Knoxville)/(SunTrust Bank LOC), 3.960%, 5/2/2007	5,700,000
9,795,000		Knox County, TN, Health Education & Housing Facilities Board, (Series 2000), Weekly VRDNs (Johnson Bible College)/(Regions Bank, Alabama LOC), 3.950%, 5/3/2007	9,795,000
8,450,000		Memphis, TN, Center City Revenue Finance Corp., (Series 1996A), Weekly VRDNs (South Bluffs)/(National Bank of Commerce, Memphis, TN LOC), 3.970%, 5/3/2007	8,450,000
400,000		Metropolitan Government Nashville & Davidson County, TN, HEFA, (Series 1996), Weekly VRDNs (Dede Wallace Center)/(SunTrust Bank LOC), 3.960%, 5/2/2007	400,000
6,100,000		Metropolitan Government Nashville & Davidson County, TN, HEFA, (Series 1997), Weekly VRDNs (Belmont University)/(SunTrust Bank LOC), 3.960%, 5/2/2007	6,100,000
4,200,000		Sevier County, TN, Public Building Authority, (Series II-B-2), Weekly VRDNs (Citizens Gas Utility District of Scott & Morgan Counties)/(AMBAC INS)/(KBC Bank N.V. LIQ), 3.960%, 5/3/2007	4,200,000
2,520,000		Sevier County, TN, Public Building Authority, (Series II-G-3), Weekly VRDNs (Maryville, TN)/ (AMBAC INS)/(KBC Bank N.V. LIQ), 3.960%, 5/3/2007	2,520,000
5,500,000		Sevier County, TN, Public Building Authority, (Series VI-F-2), Daily VRDNs (Warren County, TN)/(XL Capital Assurance Inc. INS)/(DePfa Bank PLC LIQ), 4.120%, 5/1/2007	5,500,000
15,000,000		Sevier County, TN, Public Building Authority, (Series VI-I-1), Daily VRDNs (Sevier County, TN)/(AMBAC INS)/(DePfa Bank PLC LIQ), 4.120%, 5/1/2007	15,000,000
25,000,000		Sevierville, TN, Public Building Authority, Local Government Public Imrpovement Bonds (Series 2006), Daily VRDNs (Sevierville, TN)/(XL Capital Assurance Inc. INS)/(DePfa Bank PLC LIQ), 4.100%, 5/1/2007	25,000,000
12,755,000		Shelby County, TN, Health Education & Housing Facilities Board, (Series 2003C), Weekly VRDNs (Village at Germantown, Inc.)/(BNP Paribas SA LOC), 3.950%, 5/3/2007	12,755,000
8,715,000	[3,4]	Tennessee Energy Acquisition Corp., (MT-336), Weekly VRDNs (BNP Paribas SA LIQ), 3.980%, 5/3/2007	8,715,000
11,025,000	[3,4]	Tennessee Energy Acquisition Corp., (PT-3729), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.980%, 5/3/2007	11,025,000
34,995,000	[3,4]	Tennessee Energy Acquisition Corp., (PT-3907), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 4.000%, 5/3/2007	34,995,000
14,240,000	[3,4]	Tennessee Energy Acquisition Corp., CRVS Floaters (Series 2007-7), Weekly VRDNs (Landesbank Hessen-Thueringen LIQ), 4.000%, 5/3/2007	14,240,000
410,000		Washington County, TN, IDB, (Series 1996), Weekly VRDNs (Springbrook Properties)/ (SunTrust Bank LOC), 3.960%, 5/2/2007	410,000
23,500,000		Wilson County, TN, Sports Authority, (Series 1999), Weekly VRDNs (Mercantile Safe Deposit & Trust Co., Baltimore LOC), 3.950%, 5/3/2007	23,500,000
		TOTAL	238,465,000
		Texas--17.4%
20,996,000	[3,4]	ABN AMRO MuniTOPS Certificates Trust (Multistate Non-AMT), (Series 1998-19), Weekly VRDNs (Dallas, TX Waterworks & Sewer System)/(FSA INS)/(ABN AMRO Bank NV, Amsterdam LIQ), 3.970%, 5/3/2007	20,996,000
5,500,000	[3,4]	ABN AMRO MuniTOPS Certificates Trust (Multistate Non-AMT), (Series 2002-16), Weekly VRDNs (Leander, TX ISD)/(Texas PSFG Program GTD)/(ABN AMRO Bank NV, Amsterdam LIQ), 3.990%, 5/3/2007	5,500,000
16,745,000	[3,4]	ABN AMRO MuniTOPS Certificates Trust (Multistate Non-AMT), (Series 2004-5), Weekly VRDNs (Lake Travis, TX ISD)/(Texas PSFG Program GTD)/ (ABN AMRO Bank NV, Amsterdam LIQ), 3.990%, 5/3/2007	16,745,000
24,470,000	[3,4]	ABN AMRO MuniTOPS Certificates Trust (Texas Non-AMT), (Series 2005-8), Weekly VRDNs (North Texas Tollway Authority)/(FSA INS)/(ABN AMRO Bank NV, Amsterdam LIQ), 3.990%, 5/3/2007	24,470,000
6,110,000	[3,4]	Austin, TX, Electric Utility System, ROCs (Series 6080), Weekly VRDNs (FSA INS)/ (Citigroup, Inc. LIQ), 3.980%, 5/3/2007	6,110,000
13,655,000	[3,4]	Austin, TX, Electric Utility System, (Series 2002-744D), Weekly VRDNs (AMBAC INS)/ (Morgan Stanley LIQ), 3.970%, 5/3/2007	13,655,000
6,415,000	[3,4]	Austin, TX, Water and Wastewater System, MERLOTS (Series 2001 A-63), Weekly VRDNs (FSA INS)/(Bank of New York LIQ), 3.990%, 5/3/2007	6,415,000
10,000,000	[3,4]	Austin, TX, MERLOTS (Series 2000-A26), Weekly VRDNs (MBIA Insurance Corp. INS)/(Bank of New York LIQ), 3.990%, 5/2/2007	10,000,000
3,500,000		Bexar County, TX, Housing Finance Corp., (Series 2005A), Weekly VRDNs (Summit Hills Apartments)/(FHLMC LOC), 3.970%, 5/3/2007	3,500,000
8,910,000	[3,4]	Brownsville, TX, ISD, (PT-3627), Weekly VRDNs (Texas PSFG Program GTD)/(Merrill Lynch & Co., Inc. LIQ), 3.990%, 5/3/2007	8,910,000
10,000,000		Crawford, TX, Education Facilities Corp., (Series 2004A), Weekly VRDNs (Central Houston Parking LLC)/(BNP Paribas SA LOC), 4.010%, 5/3/2007	10,000,000
11,815,000	[3,4]	Cypress-Fairbanks, TX, ISD, (PT-2858), Weekly VRDNs (Texas PSFG Program GTD)/(Merrill Lynch & Co., Inc. LIQ), 3.990%, 5/3/2007	11,815,000
6,155,000	[3,4]	Dallas, TX, Area Rapid Transit, PUTTERs (Series 1719), Weekly VRDNs (AMBAC INS)/ (JPMorgan Chase Bank, N.A. LIQ), 3.980%, 5/3/2007	6,155,000
6,085,000	[3,4]	Dallas, TX, Area Rapid Transit, PUTTERs (Series 1732), Weekly VRDNs (AMBAC INS)/ (JPMorgan Chase Bank, N.A. LIQ), 3.980%, 5/3/2007	6,085,000
17,785,000	[3,4]	Dallas, TX, (PT-369), Weekly VRDNs (DePfa Bank PLC LIQ), 3.980%, 5/3/2007	17,785,000
4,255,000	[3,4]	Frisco, TX, (PT-2737), Weekly VRDNs (MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), 3.990%, 5/3/2007	4,255,000
8,520,000	[3,4]	Frisco, TX, (PT-2789), Weekly VRDNs (MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), 3.990%, 5/3/2007	8,520,000
400,000		Grapevine, TX, IDC, (Series 1993), Weekly VRDNs (Southern Air Transport, Inc.)/(Bank of Montreal LOC), 3.990%, 5/3/2007	400,000
13,345,000	[3,4]	Grapevine-Colleyville, TX, ISD, (PT-2766), Weekly VRDNs (Texas PSFG Program GTD)/(Merrill Lynch & Co., Inc. LIQ), 3.990%, 5/3/2007	13,345,000
7,335,000		Harris County, TX, HFDC, (Series 2000), Weekly VRDNs (Brazos Presbyterian Homes, Inc.)/(Allied Irish Banks PLC LOC), 3.970%, 5/3/2007	7,335,000
4,800,000		Harris County, TX, HFDC, (Series 2000), Weekly VRDNs (St. Dominic Village)/(JPMorgan Chase Bank, N.A. LOC), 3.950%, 5/3/2007	4,800,000
18,100,000		Harris County, TX, HFDC, (Series 2002), Daily VRDNs (Young Men's Christian Association of the Greater Houston Area)/(JPMorgan Chase Bank, N.A. LOC), 4.020%, 5/1/2007	18,100,000
6,800,000		Harris County, TX, HFDC, (Series 2006), Daily VRDNs (Texas Medical Center)/(MBIA Insurance Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 4.020%, 5/1/2007	6,800,000
160,000,000		Harris County, TX, HFDC, (Series 2006A), Daily VRDNs (Methodist Hospital, Harris County, TX), 4.020%, 5/1/2007	160,000,000
28,000,000	[3,4]	Harris County, TX, ROCs (Series 4056), Weekly VRDNs (Citigroup, Inc. LIQ), 3.980%, 5/3/2007	28,000,000
12,000,000	[3,4]	Houston, TX, Airport System, MERLOTS (Series 2000-A25), Weekly VRDNs (FSA INS)/ (Bank of New York LIQ), 3.990%, 5/2/2007	12,000,000
10,500,000	[3,4]	Houston, TX, Combined Utility System, (PT-2670), Weekly VRDNs (MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), 3.990%, 5/3/2007	10,500,000
10,135,000		Houston, TX, Higher Education Finance Corp., (Series 2000A), Weekly VRDNs (Houston Student Housing LLC)/(Wachovia Bank N.A. LOC), 4.030%, 5/3/2007	10,135,000
4,860,000		Houston, TX, Higher Education Finance Corp., (Series 2003A), Tierwester Oaks and Richfield Manor, Weekly VRDNs (Houston Student Housing LLC)/(Bank of New York LOC), 3.700%, 5/1/2007	4,860,000
16,000,000	[3,4]	Houston, TX, ISD, (Series 1733), Weekly VRDNs (Texas PSFG Program GTD)/(JPMorgan Chase Bank, N.A. LIQ), 3.980%, 5/3/2007	16,000,000
19,435,000	[3,4]	Houston, TX, ISD, Floater Certificates (Series 1998-133), Weekly VRDNs (Texas PSFG Program GTD)/(Morgan Stanley LIQ), 3.970%, 5/3/2007	19,435,000
10,995,000	[3,4]	Houston, TX, ISD, (PT-3968), Weekly VRDNs (Texas PSFG Program GTD)/(Merrill Lynch & Co., Inc. LIQ), 3.990%, 5/3/2007	10,995,000
7,920,000	[3,4]	Houston, TX, Water & Sewer System, MERLOTS (Series 2002-A-16), Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ), 3.990%, 5/2/2007	7,920,000
8,950,000	[3,4]	Irving, TX, ISD, (PT-3954), Weekly VRDNs (Texas PSFG Program GTD)/(Wells Fargo & Co. LIQ), 3.980%, 5/3/2007	8,950,000
10,420,000	[3,4]	Irving, TX ISD, Class A Certificates (Series 2006-273), Weekly VRDNs (Texas PSFG Program GTD)/(Bear Stearns Cos., Inc. LIQ), 3.980%, 5/3/2007	10,420,000
9,080,000	[3,4]	Laredo, TX, ISD, (PT-2673), Weekly VRDNs (Texas PSFG Program GTD)/(Merrill Lynch & Co., Inc. LIQ), 3.990%, 5/3/2007	9,080,000
11,780,000	[3,4]	McAllen, TX, ISD, (PT-3082), Weekly VRDNs (Texas PSFG Program GTD)/(Merrill Lynch & Co., Inc. LIQ), 3.990%, 5/3/2007	11,780,000
8,560,000	[3,4]	McKinney, TX, ISD, (PT-1180), Weekly VRDNs (Texas PSFG Program GTD)/(Merrill Lynch & Co., Inc. LIQ), 3.990%, 5/3/2007	8,560,000
12,300,000	[3,4]	North East, TX, ISD, (PT-3958), Weekly VRDNs (Texas PSFG Program GTD)/(Dexia Credit Local LIQ), 3.990%, 5/3/2007	12,300,000
970,000	[3,4]	North East, TX, ISD, PUTTERs (Series 390), Weekly VRDNs (Texas PSFG Program GTD)/(JPMorgan Chase Bank, N.A. LIQ), 3.980%, 5/3/2007	970,000
14,655,000	[3,4]	North Texas Municipal Water District, (ROCs 6074), Weekly VRDNs (MBIA Insurance Corp. INS)/(Citigroup, Inc. LIQ), 3.980%, 5/3/2007	14,655,000
30,230,000	[3,4]	North Texas Municipal Water District, Eagles (Series 2007-0027), Weekly VRDNs (MBIA Insurance Corp. INS)/(Landesbank Hessen-Thueringen LIQ), 3.970%, 5/3/2007	30,230,000
77,500,000		North Texas Tollway Authority, Revenue Bonds (Series 2005C), Weekly VRDNs (FGIC INS)/(DePfa Bank PLC LIQ), 3.930%, 5/2/2007	77,500,000
46,850,000	[3,4]	North Texas Tollway Authority, Trust Receipts (Series 2006 FR/RI-P97), Weekly VRDNs (AMBAC INS)/(Lehman Brothers Holdings, Inc. LIQ), 4.000%, 5/2/2007	46,850,000
5,400,000	[3,4]	San Antonio, TX, Electric & Gas System, MERLOTS (Series 2002-A12), Weekly VRDNs (United States Treasury COL)/(Wachovia Bank N.A. LIQ), 3.990%, 5/2/2007	5,400,000
5,850,000	[3,4]	San Antonio, TX, Electric & Gas System, MERLOTS (Series 2001 A10), Weekly VRDNs (Wachovia Bank N.A. LIQ), 3.990%, 5/2/2007	5,850,000
80,435,000	[3,4]	San Antonio, TX, Electric & Gas System, MERLOTS (Series 2002-A53), 3.65% TOBs (FSA INS)/(Wachovia Bank N.A. LIQ), Optional Tender 8/1/2007	80,435,000
9,275,000	[3,4]	San Antonio, TX, Electric & Gas System, PUTTERs (Series 771), Weekly VRDNs (J.P. Morgan Chase & Co. LIQ), 3.980%, 5/3/2007	9,275,000
7,935,000	[3,4]	San Antonio, TX, ISD, (PT-1184), Weekly VRDNs (Texas PSFG Program GTD)/(Merrill Lynch & Co., Inc. LIQ), 3.990%, 5/3/2007	7,935,000
3,665,000	[3,4]	San Antonio, TX, ROCs (Series 6003), 3.73% TOBs (FSA INS)/(Citibank NA, New York LIQ), Optional Tender 7/12/2007	3,665,000
157,750,000	[3,4]	Texas Municipal Gas Acquisition & Supply Corp. I, (PA-1438R), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.990%, 5/3/2007	157,750,000
16,800,000	[3,4]	Texas Municipal Gas Acquisition & Supply Corp. I, (PA-1450), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 4.000%, 5/3/2007	16,800,000
30,000,000	[3,4]	Texas Municipal Gas Acquisition & Supply Corp. I, (PA-1453), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 4.000%, 5/3/2007	30,000,000
136,560,000	[3,4]	Texas Municipal Gas Acquisition & Supply Corp. I, (PA-1462), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 4.000%, 5/3/2007	136,560,000
107,000,000	[3,4]	Texas Municipal Gas Acquisition & Supply Corp. I, (PA-1476), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 4.000%, 5/3/2007	107,000,000
9,995,000	[3,4]	Texas Municipal Gas Acquisition & Supply Corp. I, (PT-3786), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.990%, 5/3/2007	9,995,000
9,995,000	[3,4]	Texas Municipal Gas Acquisition & Supply Corp. I, (PT-3787), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.990%, 5/3/2007	9,995,000
9,000,000	[3,4]	Texas Municipal Gas Acquisition & Supply Corp. I, (PT-3788), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.990%, 5/3/2007	9,000,000
25,885,000	[3,4]	Texas Municipal Gas Acquisition & Supply Corp. I, MERLOTS (Series 2007-C7), Daily VRDNs (Bank of New York LIQ), 4.000%, 5/2/2007	25,885,000
6,780,000	[3,4]	Texas State Transportation Commission, (PT-3483), Weekly VRDNs (Texas State)/(Merrill Lynch & Co., Inc. LIQ), 3.990%, 5/3/2007	6,780,000
8,830,000	[3,4]	Texas State Transportation Commission, Class A Certificates (Series 2007-302), Weekly VRDNs (Texas State)/(Bear Stearns Cos., Inc. LIQ), 3.970%, 5/3/2007	8,830,000
8,050,000	[3,4]	Texas State Transportation Commission, GS Trust (Series 2006-92TP), Weekly VRDNs (Texas State)/(DePfa Bank PLC LIQ), 3.980%, 5/3/2007	8,050,000
6,495,000	[3,4]	Texas State Transportation Commission, ROCs (Series 4083), Weekly VRDNs (Texas State)/(Citigroup, Inc. LIQ), 3.980%, 5/3/2007	6,495,000
8,110,000	[3,4]	Texas State University System, (PT-3473), Weekly VRDNs (FSA INS)/(Merrill Lynch & Co., Inc. LIQ), 3.990%, 5/3/2007	8,110,000
145,500,000		Texas State, (Series 2006), 4.50% TRANs, 8/31/2007	145,921,064
6,000,000	[3,4]	Texas Turnpike Authority, ROCs (Series 188), Weekly VRDNs (AMBAC INS)/(Citibank NA, New York LIQ), 3.980%, 5/3/2007	6,000,000
12,320,000	[3,4]	University of Texas, PUTTERs (Series 1606Q), Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 3.980%, 5/3/2007	12,320,000
13,155,000	[3,4]	University of Texas, PUTTERs (Series 1607), Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 3.980%, 5/3/2007	13,155,000
		TOTAL	1,574,042,064
		Utah–1.1%
19,050,000		Murray City, Utah Hospital Revenue, (Series 2005A), Daily VRDNs (IHC Health Services, Inc.)/(JPMorgan Chase Bank, N.A. LIQ), 4.020%, 5/1/2007	19,050,000
32,965,000		Murray City, Utah Hospital Revenue, (Series 2005B), Daily VRDNs (IHC Health Services, Inc.)/(JPMorgan Chase Bank, N.A. LIQ), 4.020%, 5/1/2007	32,965,000
47,500,000	[3,4]	Riverton, UT, Hospital Revenue Authority, PUTTERs (Series 1762), Weekly VRDNs (IHC Health Services, Inc.)/(J.P. Morgan Chase & Co. LIQ), 3.980%, 5/3/2007	47,500,000
		TOTAL	99,515,000
		Virginia–1.3%
9,500,000		Alexandria, VA, IDA, (Series 2005), Weekly VRDNs (Institute for Defense Analyses)/(AMBAC INS)/(Wachovia Bank N.A. LIQ), 3.980%, 5/3/2007	9,500,000
8,875,000		Alexandria, VA, IDA, (Series 2006), Weekly VRDNs (Institute for Defense Analyses)/(AMBAC INS)/(Wachovia Bank N.A. LIQ), 3.980%, 5/3/2007	8,875,000
6,050,000		Henrico County, VA, EDA, (Series 2003B), Weekly VRDNs (Westminster-Canterbury of Richmond)/(Branch Banking & Trust Co. LOC), 3.950%, 5/3/2007	6,050,000
16,800,000	[3,4]	Henrico County, VA, IDA, MERLOTS (Series 1997C), Weekly VRDNs (Bon Secours Health System)/(FSA INS)/(Wachovia Bank N.A. LIQ), 3.990%, 5/2/2007	16,800,000
3,500,000		James City County, VA, IDA, (Series 1997), Weekly VRDNs (Riverside Health System), 4.060%, 5/2/2007	3,500,000
4,250,000		Norfolk, VA, Redevelopment and Housing Authority, (Series 2005), Weekly VRDNs (Old Dominion University Real Estate Foundation Student Housing LLC)/(CDC IXIS Financial Guaranty NA INS)/(Bank of America N.A. LIQ), 3.950%, 5/3/2007	4,250,000
4,900,000		Richmond, VA, IDA, (Series 2005), Daily VRDNs (Church Schools in the Diocese of Virginia)/(SunTrust Bank LOC), 4.100%, 5/1/2007	4,900,000
5,500,000		Spotsylvania County, VA, IDA, (Series 1993), Weekly VRDNs (Carlisle Corp. Project)/ (SunTrust Bank LOC), 3.960%, 5/2/2007	5,500,000
3,000,000		Virginia Beach, VA, Development Authority, (Series 2004), Weekly VRDNs (LifeNet Corp.)/(SunTrust Bank LOC), 3.960%, 5/2/2007	3,000,000
20,695,000		Virginia College Building Authority, (Series 2006), Daily VRDNs (Shenandoah University)/ (Branch Banking & Trust Co. LOC), 4.100%, 5/1/2007	20,695,000
26,300,000		Virginia Commonwealth University, (Series 2006B), Daily VRDNs (AMBAC INS)/(Wachovia Bank N.A. LIQ), 4.100%, 5/1/2007	26,300,000
3,855,000		Virginia Resources Authority, Water and Sewer (Series 1997), Weekly VRDNs (Henrico County, VA)/(SunTrust Bank LIQ), 3.960%, 5/3/2007	3,855,000
1,220,000	[3,4]	Virginia State Public Building Authority, Floater Certificates (Series 1998-131), Weekly VRDNs (MBIA Insurance Corp. INS)/(Morgan Stanley LIQ), 3.970%, 5/3/2007	1,220,000
		TOTAL	114,445,000
		Washington–2.2%
11,957,000	[3,4]	ABN AMRO MuniTOPS Certificates Trust (Multistate Non-AMT)/(Series 1999-12), Weekly VRDNs (Washington State)/(MBIA Insurance Corp. INS)/(ABN AMRO Bank NV, Amsterdam LIQ), 3.960%, 5/3/2007	11,957,000
8,680,000	[3,4]	ABN AMRO MuniTOPS Certificates Trust (Multistate Non-AMT)/(Series 2002-36), Weekly VRDNs (Tacoma, WA Regional Water Supply System)/(MBIA Insurance Corp. INS)/(ABN AMRO Bank NV, Amsterdam LIQ), 3.990%, 5/3/2007	8,680,000
4,170,000	[3,4]	Clark County, WA, Public Utilities District No. 001, MERLOTS (Series 2001-A122), Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ), 3.990%, 5/3/2007	4,170,000
8,055,000	[3,4]	Clark County, WA, School District No. 119 Battleground, (PT-2786), Weekly VRDNs (FSA INS)/(Merrill Lynch & Co., Inc. LIQ), 3.990%, 5/3/2007	8,055,000
8,500,000	[3,4]	Energy Northwest, WA, (PT-778), Weekly VRDNs (MBIA Insurance Corp. INS)/ (Landesbank Hessen-Thueringen LIQ), 3.990%, 5/3/2007	8,500,000
5,180,000	[3,4]	Energy Northwest, WA, (PT-1392), Weekly VRDNs (AMBAC INS)/(Merrill Lynch & Co., Inc. LIQ), 3.990%, 5/3/2007	5,180,000
5,170,500	[3,4]	Energy Northwest, WA, Piper Certificates (Series 2002C), Weekly VRDNs (FSA INS)/ (Bank of New York LIQ), 3.990%, 5/3/2007	5,170,500
10,750,000	[3,4]	Energy Northwest, WA, ROCs (Series 4524), Weekly VRDNs (MBIA Insurance Corp. INS)/ (Citigroup, Inc. LIQ), 3.980%, 5/3/2007	10,750,000
13,700,000	[3,4]	King County, WA, Sewer System, MERLOTS (Series 2000 E), Weekly VRDNs (FGIC INS)/ (Wachovia Bank N.A. LIQ), 3.990%, 5/2/2007	13,700,000
25,200,000		King County, WA, (2006 Series A), 4.00% BANs, 11/1/2007	25,255,133
20,710,000	[3,4]	Seattle, WA Municipal Light & Power, MERLOTS (Series 2001 A56), Weekly VRDNs (FSA INS)/(Bank of New York LIQ), 3.990%, 5/2/2007	20,710,000
5,260,000	[3,4]	Seattle, WA, Water System, ROCs (Series 4006), Weekly VRDNs (MBIA Insurance Corp. INS)/(Citigroup, Inc. LIQ), 3.980%, 5/3/2007	5,260,000
7,405,000	[3,4]	Snohomish County, WA Public Utility District, ROCs (Series 6055), Weekly VRDNs (FSA INS)/(Citigroup, Inc. LIQ), 3.980%, 5/3/2007	7,405,000
3,445,000	[3,4]	Spokane, WA School District No. 081, ROCs (Series 4000), Weekly VRDNs (FSA INS)/ (Citigroup, Inc. LIQ), 3.980%, 5/3/2007	3,445,000
5,000,000	[3,4]	Washington Health Care Facilities Authority, ROCs (Series 510CE), Weekly VRDNs (Overlake Hospital Medical Center)/(Citibank NA, New York LIQ)/(Citibank NA, New York LOC), 3.980%, 5/3/2007	5,000,000
6,380,000		Washington State Housing Finance Commission, (Series 2005 B), Weekly VRDNs (Forest Ridge School of the Sacred Heart)/(Key Bank, N.A. LOC), 3.960%, 5/3/2007	6,380,000
34,860,000	[3,4]	Washington State, Class A Certificates (Series 2002-205), Weekly VRDNs (MBIA Insurance Corp. INS)/(Bear Stearns Cos., Inc. LIQ), 3.970%, 5/3/2007	34,860,000
8,710,000	[3,4]	Washington State, MERLOTS (Series 2002-A14), Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), 3.990%, 5/2/2007	8,710,000
5,170,000	[3,4]	Washington State, Piper Certificates (Series 2002G), Weekly VRDNs (FGIC INS)/(Bank of New York LIQ), 3.990%, 5/3/2007	5,170,000
3,765,000	[3,4]	Washington State, Piper Variable Certificates (Series 2002B), Weekly VRDNs (FSA INS)/ (Bank of New York LIQ), 3.990%, 5/3/2007	3,765,000
		TOTAL	202,122,633
		West Virginia–0.1%
5,965,000		Cabell County Commission, WV, (Series 1995), Weekly VRDNs (Foster Foundation)/ (Huntington National Bank, Columbus, OH LOC), 4.120%, 5/3/2007	5,965,000
1,300,000	[3,4]	West Virginia University, MERLOTS (Series 2002-A-15), Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), 3.990%, 5/2/2007	1,300,000
		TOTAL	7,265,000
		Wisconsin–2.3%
17,375,000	[3,4]	ABN AMRO MuniTOPS Certificates Trust (Wisconsin Non-AMT)/(Series 2005-25), Weekly VRDNs (Central Brown County, WI Water Authority)/(AMBAC INS)/(ABN AMRO Bank NV, Amsterdam LIQ), 3.990%, 5/3/2007	17,375,000
5,000,000		Chippewa Falls WI, Unified School District, 4.00% TRANs, 9/28/2007	5,007,745
22,000,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Wisconsin Non-AMT)/(Series 2004-4), Weekly VRDNs (Wisconsin State)/(MBIA Insurance Corp. INS)/(State Street Bank and Trust Co. LIQ), 3.960%, 5/3/2007	22,000,000
12,100,000		Eau Claire, WI, Area School District, 4.00% TRANs, 8/24/2007	12,115,151
6,700,000		Elmbrook, WI, School District, 4.10% TRANs, 8/29/2007	6,710,022
19,000,000		Green Bay, WI, Area Public School District, 4.00% TRANs, 8/24/2007	19,023,931
3,750,000		Howard-Suamico, WI, School District, 4.00% TRANs, 8/23/2007	3,754,097
4,500,000		Kettle Moraine, WI, School District, 4.25% TRANs, 9/4/2007	4,509,294
4,980,000		Milwaukee, WI, (Series 1999), Weekly VRDNs (Goodwill Industries of Southeastern Wisconsin and Metropolitan Chicago, Inc.)/(U.S. Bank, N.A. LOC), 3.950%, 5/2/2007	4,980,000
51,000,000		Milwaukee, WI, (Series 2006 M7), 4.50% RANs (Milwaukee, WI Public Schools), 8/30/2007	51,150,067
5,000,000		Stevens Point, WI, Area Public School District, 4.00% TRANs, 10/15/2007	5,007,527
7,000,000	[3,4]	University of Wisconsin Hospital and Clinics Authority, MERLOTS (Series 2000RR), Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ), 3.990%, 5/2/2007	7,000,000
5,000,000		Waukesha, WI, School District, (Series 2006), 4.50% TRANs, 8/22/2007	5,013,438
5,000,000		West Allis-West Milwaukee, WI, School District, 4.00% TRANs, 9/24/2007	5,006,568
5,810,000	[3,4]	Wisconsin State HEFA, (MT-339), Weekly VRDNs (Wheaton Franciscan Health Care)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 4.010%, 5/3/2007	5,810,000
5,240,000		Wisconsin State HEFA, (Series 2003B), Weekly VRDNs (Franciscan Sisters of Christian Charity Health Care Ministry, Inc.)/(Marshall & Ilsley Bank, Milwaukee LOC), 3.950%, 5/3/2007	5,240,000
1,750,000		Wisconsin State HEFA, (Series 2005), Weekly VRDNs (Hospicecare Holdings, Inc.)/(Marshall & Ilsley Bank, Milwaukee LOC), 3.940%, 5/3/2007	1,750,000
21,590,000	[3,4]	Wisconsin State HEFA, MERLOTS (Series 1997 B), Weekly VRDNs (Sinai Samaritan Medical Center, Inc.)/(MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), 3.990%, 5/2/2007	21,590,000
6,830,000	[3,4]	Wisconsin State Transportation, (PT-3929), Weekly VRDNs (FGIC INS)/(Merrill Lynch & Co., Inc. LIQ), 3.990%, 5/3/2007	6,830,000
		TOTAL	209,872,840
		Wyoming–0.1%
3,590,000		Converse County, WY, PCRB (Series 1994), Daily VRDNs (Pacificorp)/(AMBAC INS)/ (JPMorgan Chase Bank, N.A. LIQ), 4.020%, 5/1/2007	3,590,000
4,800,000		Lincoln County, WY, PCRB (Series 1994), Daily VRDNs (Pacificorp)/(AMBAC INS)/ (JPMorgan Chase Bank, N.A. LIQ), 4.020%, 5/1/2007	4,800,000
		TOTAL	8,390,000
		TOTAL MUNICIPAL INVESTMENTS – 103.8% (AT AMORTIZED COST)[5]	9,373,030,149
		OTHER ASSETS AND LIABILITIES – NET – (3.8)%	(344,802,735)
		TOTAL NET ASSETS – 100%	$9,028,227,414

At April 30, 2007, the Fund holds no securities that are subject to the federal alternative minimum tax.
1
The Fund primarily invests in securities rated in the highest short-term rating categories by one or more nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality.  An NRSRO’s highest rating categories are determined without regard for sub-categories and gradations.  For example, securities rated SP-1+ or SP-1 by Standard & Poor’s, MIG-1, or VMIG-1 by Moody’s Investors Service, or F-1+ or F-1 by Fitch Ratings are all considered rated in highest short-term rating categories.  Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. The Fund follows applicable regulations in determining whether a security is rated by multiple NRSROs in different rating categories should be identified as a First Tier security.  At April 30, 2007, the portfolio securities were rated as follows:
Tier Rating Based on Total Market Value

	First Tier	Second Tier
	100.0%	0.0%
2	Current rate and next reset date shown for Variable Rate Demand Notes.
3
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2007, these restricted securities amounted to $4,528,262,925, which represented 50.2% of total net assets.

4
Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees. At April 30, 2007, these liquid restricted securities amounted to $4,528,262,925, which represented 50.2% of total net assets.

5	Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2007.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
AMT	--Alternative Minimum Tax
BANs	--Bond Anticipation Notes
COL	--Collateralized
CP	--Commercial Paper
EDA	--Economic Development Authority
EDC	--Economic Development Commission
EDFA	--Economic Development Financing Authority
EDRB	--Economic Development Revenue Bond
FGIC	--Financial Guaranty Insurance Company
FHLMC	--Federal Home Loan Mortgage Corporation
FNMA	--Federal National Mortgage Association
FSA	--Financial Security Assurance
GTD	--Guaranteed
HDA	--Hospital Development Authority
HEFA	--Health and Education Facilities Authority
HFA	--Housing Finance Authority
HFDC	--Health Facility Development Corporation
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDC	--Industrial Development Corporation
IDFA	--Industrial Development Finance Authority
IDRB	--Industrial Development Revenue Bond
INS	--Insured
INV	--Investment Agreement
ISD	--Independent School District
LIQ(s)	--Liquidity Agreement(s)
LOC(s)	--Letter(s) of Credit
MERLOTS	--Municipal Exempt Receipts – Liquidity Optional Tender Series
MFH	--Multi Family Housing
PCR	--Pollution Control Revenue
PCRB	--Pollution Control Revenue Bond
PRF	--Prerefunded
PSFG	--Permanent School Fund Guarantee
PUTTERs	--Puttable Tax-Exempt Receipts
RANs	--Revenue Anticipation Notes
ROCs	--Reset Option Certificates
SWP	--Swap Agreement
TANs	--Tax Anticipation Notes
TICs	--Trust Inverse Certificates
TOBs	--Tender Option Bonds
TOCs	--Tender Option Certificates
TOPS	--Trust Obligation Participation Securities
TRANs	--Tax and Revenue Anticipation Notes
VRDNs	--Variable Rate Demand Notes

Treasury Obligations Fund

Portfolio of Investments

April 30, 2007 (unaudited)

Principal Amount	Value

		REPURCHASE AGREEMENTS--100.2%
$400,000,000		Repurchase agreement 5.12%, dated 4/30/2007 under which Abbey National Securities, Inc. will repurchase U.S. Treasury securities with various maturities to 8/15/2023 for $400,056,889 on 5/1/2007. The market value of the underlying securities at the end of the period was $408,058,698.	$400,000,000
1,089,186,000		Interest in $1,499,000,000 joint repurchase agreement 5.12%, dated 4/30/2007 under which BNP Paribas Securities Corp. will repurchase U.S. Treasury securities with various maturities to 1/15/2026 for $1,499,213,191 on 5/1/2007. The market value of the underlying securities at the end of the period was $1,529,197,992.	1,089,186,000
1,000,000,000		Repurchase agreement 5.12%, dated 4/30/2007 under which Banc of America Securities LLC will repurchase U.S. Treasury securities with various maturities to 11/15/2027 for $1,000,142,222 on 5/1/2007. The market value of the underlying securities at the end of the period was $1,020,145,919.	1,000,000,000
100,000,000		Repurchase agreement 4.60%, dated 4/30/2007 under which Barclays Capital, Inc. will repurchase a U.S. Treasury security maturing on 3/15/2009 for $100,012,778 on 5/1/2007. The market value of the underlying security at the end of the period was $102,013,796.	100,000,000
300,000,000		Repurchase agreement 4.25%, dated 4/30/2007 under which Bear Stearns & Co., Inc. will repurchase U.S. Treasury securities with various maturities to 2/28/2011 for $300,035,417 on 5/1/2007.The market value of the underlying securities at the end of the period was $306,135,754.	300,000,000
500,000,000		Repurchase agreement 5.13%, dated 4/30/2007 under which Bear Stearns & Co., Inc. will repurchase U.S. Treasury securities with various maturities to 11/15/2012 for $500,071,250 on 5/1/2007. The market value of the underlying securities at the end of the period was $512,038,596.	500,000,000
100,000,000		Repurchase agreement 5.12%, dated 4/30/2007 under which CIBC World Markets Corp. will repurchase U.S. Treasury securities with various maturities to 2/15/2036 for $100,014,222 on 5/1/2007. The market value of the underlying securities at the end of the period was $102,000,263.	100,000,000
96,000,000		Interest in $100,000,000 joint repurchase agreement 5.02%, dated 4/30/2007 under which Deutsche Bank Securities, Inc. will repurchase U.S. Treasury securities with various maturities to 2/15/2015 for $100,013,944 on 5/1/2007. The market value of the underlying securities at the end of the period was $102,014,709.	96,000,000
1,000,000,000		Repurchase agreement 5.12%, dated 4/30/2007 under which Deutsche Bank Securities, Inc. will repurchase U.S. Treasury securities with various maturities to 2/15/2031 for $1,000,142,222 on 5/1/2007. The market value of the underlying securities at the end of the period was $1,020,145,975.	1,000,000,000
449,000,000		Interest in $750,000,000 joint repurchase agreement 5.13%, dated 4/30/2007 under which Fortis Securities LLC will repurchase U.S. Treasury securities with various maturities to 4/15/2029 for $750,106,875 on 5/1/2007. The market value of the underlying securities at the end of the period was $765,109,323.	449,000,000
500,000,000		Repurchase agreement 5.12%, dated 4/30/2007 under which Greenwich Capital Markets Inc. will repurchase U.S. Treasury securities with various maturities to 4/15/2032 for $500,071,111 on 5/1/2007. The market value of the underlying securities at the end of the period was $510,002,183.	500,000,000
200,000,000		Repurchase agreement 5.13%, dated 4/30/2007 under which ING Financial Markets LLC will repurchase U.S. Treasury securities with various maturities to 11/15/2028 for $200,028,500 on 5/1/2007. The market value of the underlying securities at the end of the period was $204,003,871.	200,000,000
1,474,000,000		Interest in $1,775,000,000 joint repurchase agreement 5.12%, dated 4/30/2007 under which J.P. Morgan Securities Inc. will repurchase U.S. Treasury securities with various maturities to 2/15/2037 for $1,775,252,444 on 5/1/2007. The market value of the underlying securities at the end of the period was $1,810,505,338.	1,474,000,000
699,000,000		Interest in $1,000,000,000 joint repurchase agreement 5.12%, dated 4/30/2007 under which Lehman Brothers, Inc. will repurchase U.S. Treasury securities with various maturities to 1/15/2025 for $1,000,142,222 on 5/1/2007. The market value of the underlying securities at the end of the period was $1,020,000,519.	699,000,000
1,499,000,000		Interest in $1,800,000,000 joint repurchase agreement 5.11%, dated 4/30/2007 under which Merrill Lynch Government Securities will repurchase U.S. Treasury securities with various maturities to 4/15/2032 for $1,800,255,500 on 5/1/2007. The market value of the underlying securities at the end of the period was $1,836,004,532.	1,499,000,000
250,000,000		Repurchase agreement 5.12%, dated 4/30/2007 under which Mizuho Securities USA, Inc. will repurchase U.S. Treasury securities with various maturities to 8/15/2013 for $250,035,556 on 5/1/2007. The market value of the underlying securities at the end of the period was $255,036,847.	250,000,000
235,854,000		Interest in $250,000,000 joint repurchase agreement 5.13%, dated 4/30/2007 under which Mizuho Securities USA, Inc. will repurchase U.S. Treasury securities with various maturities to 2/15/2017 for $250,035,625 on 5/1/2007. The market value of the underlying securities at the end of the period was $255,036,338.	235,854,000
200,000,000		Repurchase agreement 5.00%, dated 4/30/2007 under which Morgan Stanley & Co., Inc. will repurchase U.S. Treasury securities with various maturities to 1/15/2011 for $200,027,778 on 5/1/2007. The market value of the underlying securities at the end of the period was $204,510,598.	200,000,000
800,000,000		Repurchase agreement 5.12%, dated 4/30/2007 under which Morgan Stanley & Co., Inc. will repurchase U.S. Treasury securities with various maturities to 11/15/2007 for $800,113,778 on 5/1/2007. The market value of the underlying securities at the end of the period was $816,369,592.	800,000,000
135,000,000	[1]	Interest in $150,000,000 joint repurchase agreement 5.21%, dated 9/20/2006 under which Morgan Stanley & Co., Inc. will repurchase U.S. Treasury securities with various maturities to 1/15/2017 for $157,901,833 on 9/19/2007.The market value of the underlying securities at the end of the period was $159,055,894.	135,000,000
96,000,000		Interest in $100,000,000 joint repurchase agreement 5.02%, dated 4/30/2007 under which UBS Securities LLC will repurchase U.S. Treasury securities with various maturities to 5/15/2009 for $100,013,944 on 5/1/2007. The market value of the underlying securities at the end of the period was $102,002,361.	96,000,000
1,275,000,000		Interest in $1,775,000,000 joint repurchase agreement 5.11%, dated 4/30/2007 under which UBS Securities LLC will repurchase U.S. Treasury securities with various maturities to 5/15/2020 for $1,775,251,951 on 5/1/2007. The market value of the underlying securities at the end of the period was $1,810,501,102.	1,275,000,000
1,000,000,000		Repurchase agreement 5.12%, dated 4/30/2007 under which UBS Securities LLC will repurchase U.S. Treasury securities with various maturities to 2/15/2031 for $1,000,142,222 on 5/1/2007. The market value of the underlying securities at the end of the period was $1,020,002,186.	1,000,000,000
414,000,000	[1]	Interest in $480,000,000 joint repurchase agreement 5.22%, dated 4/2/2007 under which UBS Securities LLC will repurchase U.S. Treasury securities with various maturities to 2/15/2019 for $482,088,000 on 5/3/2007. The market value of the underlying securities at the end of the period was $492,501,706.	414,000,000
522,000,000	[1]	Interest in $575,000,000 joint repurchase agreement 5.23%, dated 2/8/2007 under which UBS Securities LLC will repurchase U.S. Treasury securities with various maturities to 2/15/2037 for $584,272,354 on 5/31/2007. The market value of the underlying securities at the end of the period was $594,241,847.	522,000,000
84,500,000	[1]	Interest in $100,000,000 joint repurchase agreement 5.34%, dated 8/8/2006 under which UBS Securities LLC will repurchase U.S. Treasury securities with various maturities to 2/15/2019 for $105,399,333 on 8/7/2007. The market value of the underlying securities at the end of the period was $106,841,333.	84,500,000
		TOTAL INVESTMENTS –100.2% (AT AMORTIZED COST)[2]	14,418,540,000
		OTHER ASSETS AND LIABILITIES—NET—(0.2)%	(23,136,154)
		TOTAL NET ASSETS—100%	$14,395,403,846

1	Although the repurchase date is more than seven days after the date of purchase, the fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
2	Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2007.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.

Trust For U.S. Treasury Obligations

Portfolio of Investments

April 30, 2007 (unaudited)

Principal Amount	Value

		REPURCHASE AGREEMENTS--100.2%
$95,990,000		Interest in $1,499,000,000 joint repurchase agreement 5.12%, dated 4/30/2007 under which BNP Paribas Securities Corp. will repurchase U.S. Treasury securities with various maturities to 1/15/2026 for 1,499,213,191 on 5/1/2007. The market value of the underlying securities at the end of the period was 1,529,197,992.	$95,990,000
91,000,000		Interest in $750,000,000 joint repurchase agreement 5.13%, dated 4/30/2007 under which Fortis Securities LLC will repurchase U.S. Treasury securities with various maturities to 4/15/2029 for 750,106,875 on 5/1/2007. The market value of the underlying securities at the end of the period was 765,109,323.	91,000,000
91,000,000		Interest in $1,775,000,000 joint repurchase agreement 5.12%, dated 4/30/2007 under which J.P. Morgan Securities Inc will repurchase U.S. Treasury securities with various maturities to 2/15/2037 for 1,775,252,444 on 5/1/2007. The market value of the underlying securities at the end of the period was 1,810,505,338.	91,000,000
91,000,000		Interest in $1,000,000,000 joint repurchase agreement 5.12%, dated 4/30/2007 under which Lehman Brothers, Inc. will repurchase U.S. Treasury securities with various maturities to 1/15/2025 for 1,000,142,222 on 5/1/2007. The market value of the underlying securities at the end of the period was 1,020,000,519.	91,000,000
91,000,000		Interest in $1,800,000,000 joint repurchase agreement 5.11%, dated 4/30/2007 under which Merrill Lynch Government Securities will repurchase U.S. Treasury securities with various maturities to 4/15/2032 for 1,800,255,500 on 5/1/2007. The market value of the underlying securities at the end of the period was 1,836,004,532.	91,000,000
5,000,000	[1]	Interest in $150,000,000 joint repurchase agreement 5.21%, dated 9/20/2006 under which Morgan Stanley and Co., Inc. will repurchase U.S. Treasury securities with various maturities to 1/15/2017 for 157,901,833 on 9/19/2007. The market value of the underlying securities at the end of the period was 159,055,894.	5,000,000
20,000,000	[1]	Interest in $480,000,000 joint repurchase agreement 5.22%, dated 4/2/2007 under which UBS Securities LLC will repurchase U.S. Treasury securities with various maturities to 2/15/2019 for 482,088,000 on 5/3/2007. The market value of the underlying securities at the end of the period was 492,501,706.	20,000,000
16,000,000	[1]	Interest in $575,000,000 joint repurchase agreement 5.23%, dated 2/8/2007 under which UBS Securities LLC will repurchase U.S. Treasury securities with various maturities to 2/15/2037 for 584,272,354 on 5/31/2007. The market value of the underlying securities at the end of the period was 594,241,847.	16,000,000
5,000,000	[1]	Interest in $100,000,000 joint repurchase agreement 5.34%, dated 8/8/2006 under which UBS Securities LLC will repurchase U.S. Treasury securities with various maturities to 2/15/2019 for 105,399,333 on 8/7/2007. The market value of the underlying securities at the end of the period was 106,841,333.	5,000,000
		TOTAL INVESTMENTS – 100.2% (AT AMORTIZED COST)[2]	505,990,000
		OTHER ASSETS AND LIABILITIES – NET – (0.2)%	(931,760)
		TOTAL NET ASSETS – 100%	$505,058,240

1	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
2	Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2007.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.

Item 2.                      Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                      Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant                                Money Market Obligations Trust

By                      /S/ __Richard A. Novak

Richard A. Novak
Principal Financial Officer

Date                      June 13, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By                      /S/ ___J. Christopher Donahue___

J. Christopher Donahue
Principal Executive Officer

Date                      June 13, 2007

By                      /S/ ___Richard A. Novak

Richard A. Novak
Principal Financial Officer

Date                      June 13, 2007